REGISTRATION STATEMENT NO. 333-60215
                                                                       811-08907

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                     -------

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 7

                                       AND

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                 AMENDMENT NO. 7

                                  ------------

           THE TRAVELERS SEPARATE ACCOUNT EIGHT FOR VARIABLE ANNUITIES
                           (Exact name of Registrant)

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                               (Name of Depositor)

                                   ----------

                 One Cityplace, Hartford, Connecticut 06103-3415
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including area code: (860) 308-1000

                                ERNEST J. WRIGHT
                     The Travelers Life and Annuity Company
                                  One Cityplace
                        Hartford, Connecticut 06103-3415
                     (Name and Address of Agent for Service)

                                    ---------

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

[ ]   immediately upon filing pursuant to paragraph (b) of Rule 485.

[X]   on May 3, 2004 pursuant to paragraph (b) of Rule 485.

[ ]   __ days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ]   on ___________ pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[N/A] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

         TRAVELERS PREMIER ADVISERS -- ASSETMANAGER ANNUITY PROSPECTUS:
           THE TRAVELERS SEPARATE ACCOUNT SEVEN FOR VARIABLE ANNUITIES THE TRAVELERS SEPARATE ACCOUNT EIGHT FOR VARIABLE ANNUITIES

This prospectus describes TRAVELERS PREMIER ADVISERS -- ASSETMANAGER ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by The Travelers Insurance Company or The Travelers Life and Annuity Company. The Travelers Life and Annuity Company does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to contracts and certificates as "Contracts."

You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options are:


JANUS ASPEN SERIES                                              THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
   Balanced Portfolio -- Service Shares                            Emerging Markets Equity Portfolio, Class I
   Capital Appreciation Portfolio -- Service Shares                Equity Growth Portfolio, Class I
   Mid Cap Value Portfolio -- Service Shares                       Global Value Equity Portfolio, Class I
   Worldwide Growth Portfolio -- Service Shares                    Mid Cap Growth Portfolio, Class I
SALOMON BROTHERS VARIABLE SERIES FUNDS INC.                        Technology Portfolio, Class I
   All Cap Fund -- Class I                                         U.S. Mid Cap Value Portfolio, Class I(1)
   High Yield Bond Fund -- Class I                                 U.S. Real Estate Securities Portfolio, Class I
   Investors Fund -- Class I                                       Value Portfolio, Class I
   Small Cap Growth Fund -- Class I                             VAN KAMPEN LIFE INVESTMENT TRUST
   Strategic Bond Fund -- Class I                                  Comstock Portfolio -- Class I Shares
THE TRAVELERS SERIES TRUST                                         Emerging Growth Portfolio -- Class I Shares
   Equity Income Portfolio                                         Enterprise Portfolio -- Class I Shares
   Large Cap Portfolio                                             Government Portfolio -- Class I Shares
                                                                   Growth and Income Portfolio -- Class I Shares
                                                                   Money Market Portfolio -- Class I Shares
                                                                VARIABLE INSURANCE PRODUCTS FUND II
                                                                   Contrafund(R) Portfolio -- Service Class 2
                                                                VARIABLE INSURANCE PRODUCTS FUND III
                                                                   Mid Cap Portfolio -- Service Class 2

--------------

(1) Formerly U.S. Mid Cap Core Portfolio, Class I

The Contract, certain contract features and/or some of the Variable Funding Options may not be available in all states.

This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 3, 2004. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to Travelers Life & Annuity, Annuity Investor Services, One Cityplace, 3 CP, Hartford, Connecticut 06103-3415, call 1-800-599-9460 or access the SEC's website (http://www.sec.gov). See Appendix D for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                          PROSPECTUS DATED MAY 3, 2004

                                TABLE OF CONTENTS

Glossary.................................................  3   Miscellaneous Contract Provisions.......................   27
Summary..................................................  5      Right to Return......................................   27
Fee Table ...............................................  8      Termination..........................................   27
Condensed Financial Information ......................... 11      Required Reports.....................................   27
The Annuity Contract..................................... 11      Suspension of Payments...............................   28
   Contract Owner Inquiries.............................. 12   The Separate Accounts...................................   28
   Purchase Payments..................................... 12      Performance Information..............................   28
   Accumulation Units.................................... 12   Federal Tax Considerations.................................29
   The Variable Funding Options.......................... 13      General Taxation of Annuities...........................29
The Fixed Account........................................ 16      Types of Contracts: Qualified and Non-qualified.........29
Charges and Deductions................................... 16      Qualified Annuity Contracts.............................29
   General............................................... 16        Taxation of Qualified Annuity Contracts...............29
   Administrative Charges................................ 16        Mandatory Distributions for Qualified Plans...........29
   Mortality and Expense Risk Charge..................... 17      Non-qualified Annuity Contracts.........................30
   Variable Funding Option Expenses...................... 17        Diversification Requirements for
   Premium Tax........................................... 17          Variable Annuities..................................30
   Changes in Taxes Based upon                                      Ownership of the Investments..........................31
     Premium or Value.................................... 17        Taxation of Death Benefit Proceeds....................31
Transfers................................................ 17      Other Tax Considerations................................31
   Dollar Cost Averaging................................. 18        Treatment of Charges for Optional Benefits............31
Access to Your Money..................................... 19        Penalty Tax for Premature Distribution................31
   Systematic Withdrawals................................ 20        Puerto Rico Tax Considerations........................31
   Loans................................................. 20        Non-Resident Aliens...................................32
Ownership Provisions..................................... 20   Other Information.......................................   32
   Types of Ownership.................................... 20      The Insurance Companies..............................   32
     Contract Owner...................................... 20      Financial Statements.................................   32
     Beneficiary......................................... 20      Distribution of Variable Annuity Contracts...........   32
     Annuitant........................................... 21      Conformity with State and Federal Laws...............   33
Death Benefit............................................ 21      Voting Rights........................................   33
  Death Proceeds before the Maturity Date................ 21      Restrictions on Financial Transactions...............   33
  Payment of Proceeds.................................... 22      Legal Proceedings and Opinions.......................   34
  Beneficiary Contract Continuance....................... 23   Appendix A: Condensed Financial
  Planned Death Benefit.................................. 24      Information for The Travelers Separate
  Death Proceeds after the Maturity Date................. 24        Account Seven for Variable Annuities...............  A-1
The Annuity Period....................................... 24   Appendix B: Condensed Financial
   Maturity Date......................................... 24      Information for The Travelers
   Allocation of Annuity................................. 25        Separate Account Eight for Variable
   Variable Annuity...................................... 25          Annuities........................................  B-1
   Fixed Annuity......................................... 25   Appendix C: Fixed Account...............................  C-1
Payment Options.......................................... 26   Appendix D: Contents of the Statement of
   Election of Options................................... 26      Additional Information...............................  D-1
   Annuity Options....................................... 26
   Income Options........................................ 26
   Variable Liquidity Benefit............................ 27

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.

HOME OFFICE -- the Home Office of The Travelers Insurance Company or The Travelers Life and Annuity Company or any other office that we may designate for the purpose of administering this Contract.

MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity or income option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, or 414(d) of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.

WE, US, OUR -- The Travelers Insurance Company or The Travelers Life and Annuity Company.

WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- the Contract Owner.

                                    SUMMARY:
                   TRAVELERS PREMIER ADVISERS -- ASSETMANAGER

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either The Travelers Insurance Company or The Travelers Life and Annuity Company, ("the Company," "We" or "Us"). The Travelers Life and Annuity Company does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated account ("Separate Account"). The Travelers Insurance Company sponsors the Travelers Separate Account Seven for Variable Annuities ("Separate Account Seven"); The Travelers Life and Annuity Company sponsors the Travelers Separate Account Eight for Variable Annuities ("Separate Account Eight"). When we refer to the Separate Account, we are referring to either Separate Account Seven or Separate Account Eight, depending upon your issuing Company.

You may only purchase a contract in states where the Contract has been approved for sale. The Contract may not currently be available for sale in all states.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity Contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (Annuity Payments) you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments from the Variable Funding Options and/or the Fixed Account. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options or income options and begin to receive payments, it cannot be changed.

WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include Contracts qualifying under Section 401(a), 403(b), or 408(b) of the Internal Revenue Code of 1986, as amended. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $20,000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you. See The Annuity Contract section for more information.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within twenty days after you receive it, you will receive a full refund of your Contract Value plus any Contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of the Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no limit to the number of transfers allowed. We may, in the future, limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from the amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15%, and deduct the M&E at an annual rate that varies depending on the death benefit you choose:

                                          CONTRACT       CONTRACT YEARS 7
                                           YEARS               AND
                                            1-6               LATER
                                       ---------------   ----------------
         Standard Death Benefit......      1.45%              1.40%
         Enhanced Death Benefit......      1.60%              1.40%

For Contracts with a value of less than $75,000 we also deduct an annual contract administrative charge of $50. Each Underlying Fund also charges for management costs and other expenses.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Income taxes, and/or a penalty tax may apply to taxable amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? You may choose to purchase the Standard or Enhanced Death Benefit. The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or election of beneficiary contract continuance. Please refer to the Death Benefit section in the prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

      o SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn.

      o DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

      o AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

      O BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(ies) may elect to continue his/her portion of the Contract rather than have the death benefit paid to the beneficiary.

                                    FEE TABLE
--------------------------------------------------------------------------------
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

       ANNUAL CONTRACT ADMINISTRATIVE CHARGE....................   $50
       (waived if Contract Value is $75,000 or more)

ANNUAL SEPARATE ACCOUNT CHARGES
(AS A PERCENTAGE OF THE AVERAGE DAILY NET ASSETS OF THE SEPARATE ACCOUNT)


             STANDARD DEATH
             BENEFIT                                          CONTRACT YEARS 1-6    CONTRACT YEARS 7 AND LATER
             ----------------------                          -------------------    ---------------------------
             Mortality & Expense Risk Charge                        1.45%                     1.40%
             Administrative Expense Charge                          0.15%                     0.15%
                                                             -------------------   ---------------------------
             Total Annual Separate Account Charges                  1.60%                     1.55%

             ENHANCED DEATH BENEFIT                           CONTRACT YEARS 1-6    CONTRACT YEARS 7 AND LATER
             -----------------------                         -------------------    ---------------------------
             Mortality & Expense Risk Charge                        1.60%                     1.40%
             Administrative Expense Charge                          0.15%                     0.15%
                                                             -------------------   ---------------------------
             Total Annual Separate Account Charges                  1.75%                     1.55%


UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2003 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9406.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                                         MINIMUM                        MAXIMUM
                                                                --------------------------     --------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                      0.63%                          1.90%
(expenses that are deducted from Underlying Fund
assets, including management fees, distribution
and/or service fees (12b-1) fees, and other expenses.)


UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)


                                               DISTRIBUTION
                                                  AND/OR                                CONTRACTUAL FEE      NET TOTAL
                                                 SERVICE                 TOTAL ANNUAL        WAIVER           ANNUAL
                                MANAGEMENT       (12b-1)        OTHER      OPERATING     AND/OR EXPENSE      OPERATING
UNDERLYING FUND:                   FEE             FEES       EXPENSES      EXPENSES     REIMBURSEMENT       EXPENSES
-----------------             --------------- ----------------------------------------- -----------------------------------
JANUS ASPEN SERIES
   Balanced Portfolio --
     Service Shares*........      0.65%           0.25%         0.02%        0.92%             --                0.92%



                                               DISTRIBUTION
                                                  AND/OR                                CONTRACTUAL FEE      NET TOTAL
                                                 SERVICE                 TOTAL ANNUAL        WAIVER           ANNUAL
                                MANAGEMENT       (12B-1)        OTHER      OPERATING     AND/OR EXPENSE      OPERATING
UNDERLYING FUND:                   FEE             FEES       EXPENSES      EXPENSES     REIMBURSEMENT       EXPENSES
-----------------             --------------- ----------------------------------------- -----------------------------------
   Capital Appreciation           0.65%           0.25%         0.03%        0.93%             --                0.93%
     Portfolio -- Service
     Shares*................
   Mid Cap Value Portfolio
     -- Service Shares*.....      0.65%           0.25%         1.00%        1.90%             --                  --(1),(9)
   Worldwide Growth
     Portfolio -- Service
     Shares*................      0.65%           0.25%         0.06%        0.96%             --                0.96%

SALOMON BROTHERS VARIABLE
   SERIES FUNDS INC.
   All Cap Fund -- Class I..      0.85%             --          0.13%        0.98%             --                0.98%
   High Yield Bond Fund --
     Class I................      0.75%             --          0.26%        1.01%             --                  --(9)
   Investors Fund -- Class I      0.70%             --          0.12%        0.82%             --                0.82%
   Small Cap Growth Fund --
     Class I................      0.75%             --          0.51%        1.26%             --                1.26%
   Strategic Bond Fund --
     Class I................      0.75%             --          0.28%        1.03%             --                  --(9)

THE TRAVELERS SERIES TRUST
   Equity Income Portfolio..      0.75%             --          0.12%        0.87%             --                0.87%(2)
   Large Cap Portfolio......      0.75%             --          0.11%        0.86%             --                0.86%(2)

THE UNIVERSAL INSTITUTIONAL
   FUNDS, INC.
   Emerging Markets Equity
     Portfolio, Class I.....      1.25%             --          0.62%        1.87%             --                  --(3)
   Equity Growth Portfolio,
     Class I................      0.55%             --          0.39%        0.94%             --                  --(9)
   Global Value Equity
     Portfolio, Class I.....      0.80%             --          0.48%        1.28%             --                  --(9)
   Mid Cap Growth
     Portfolio, Class I.....      0.75%             --          0.58%        1.33%             --                  --(9)
   Technology Portfolio,
     Class I................      0.80%             --          0.53%        1.33%             --                  --(9)
   U.S. Mid Cap Value
     Portfolio, Class I.....      0.75%             --          0.37%        1.12%             --                  --(9)
   U.S. Real Estate
     Securities Portfolio,
     Class I................      0.80%             --          0.31%        1.11%             --                  --(9)
   Value Portfolio, Class I.      0.55%             --          0.44%        0.99%             --                  --(9)

VAN KAMPEN LIFE INVESTMENT
   TRUST
   Comstock Portfolio --
     Class I Shares.........      0.60%             --          0.05%        0.65%             --                0.65%
   Emerging Growth
     Portfolio -- Class I
     Shares.................      0.70%             --          0.07%        0.77%             --                0.77%
   Enterprise Portfolio --
     Class I Shares.........      0.50%             --          0.14%        0.64%             --                  --(4),(9)
   Government Portfolio --
     Class I Shares.........      0.50%             --          0.13%        0.63%             --                  --(5),(9)
   Growth and Income
     Portfolio -- Class I
     Shares.................      0.60%             --          0.06%        0.66%             --                0.66%
   Money Market Portfolio
     -- Class I Shares......      0.50%             --          0.19%        0.69%             --                  --(6),(9)

VARIABLE INSURANCE PRODUCTS
   FUND II
   Contrafund(R) Portfolio --
     Service Class 2*.......      0.58%           0.25%         0.10%        0.93%             --                  --(7),(9)

VARIABLE INSURANCE PRODUCTS
   FUND III
   Mid Cap Portfolio --
     Service Class 2*.......      0.58%           0.25%         0.12%        0.95%             --                  --(8),(9)

--------------

* The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).


NOTES

(1) Included in "Other Expenses" is a service fee of 0.10% of the average daily net assets to compensate Janus Services for providing , or arranging for the provision of, recordkeeping, subaccounting and adminstrative services to retirement or pension plan participants, variable contract owners or other underlying investors investing through institutional channels.

(2) Fund has a voluntary waiver of 0.95%. Other Expense include 0.06% administrative services fee the Fund pays to Travelers Insurance Company.

(3) In determining the actual amount of management fee waiver and/or expense reimbursement for a Portfolio, if any, the adviser excludes from total annual operating expenses certain investment related expenses, such as foreign country tax expense and interest expense on borrowing. Included in "Other Expenses" of the Emerging Markets Equity Portfolio is 0.03% of such investment related expenses.

(4) Under the terms of the Advisory agreement, if the total ordinary business expenses, exclusive of taxes, distribution fees and interest, exceed .95% of the average daily net assets of the Portfolio, the Adviser will reimburse the Portfolio for the amount of the excess. Additionally, the Adviser has voluntarily agreed to reimburse the Portfolio for all expenses as a percentage of average daily net assets in excess of .60% and .85% for Classes I and II, respectively. For the year ended December 31, 2003, the Adviser waived $57,431 of its investment advisory fees. This waiver is voluntary in nature and can be discontinued at the Adviser's discretion.

(5) Under the terms of the Advisory agreement, if the total ordinary business expenses, exclusive of taxes, distribution fees and interest, exceed .95% of the average daily net assets of the Portfolio, the Adviser will reimburse the Portfolio for the amount of the excess. Additionally, the Adviser has voluntarily agreed to reimburse the Portfolio for all expenses as a percent of average daily net assets in excess of .60% for Class I Shares and .85% for Class II Shares. For the year ended December 31, 2003, the Adviser voluntarily waived $52,190 of its investment advisory fees. This waiver is voluntary in nature and can be discontinued at the Adviser's discretion.

(6) Under the terms of the Advisory agreement, if the total ordinary business expenses, exclusive of taxes, distribution fees and interest, exceed .95% of the average daily net assets of the Portfolio, the Adviser will reimburse the Portfolio for the amount of the excess. Additionally, the Adviser has voluntarily agreed to reimburse the Portfolio for all expenses as a percent of average daily net assets in excess of .60% for Class I Shares and .85% for Class II Shares. For the year ended December 31, 2003, the Adviser waived $62,439 of its investment advisory fees. This waiver is voluntary in nature and can be discontinued at the Adviser's discretion.

(7) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.90%. These offsets may be discontinued at any time.

(8) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.93%. These offsets may be discontinued at any time.

(9) The table below shows the amount of the waiver or reimbursement and the net total annual operating expenses for Underlying Funds that have entered into a voluntary fee waiver and/or expense reimbursement arrangement. The net total annual operating expense figure reflects the fee waivers and/or expense reimbursements that were in effect as of the Underlying Fund's fiscal year end. However, as these arrangements are voluntary, they may be changed or terminated at any time, in which case the Underlying Fund would be subject to different net total annual operating expenses. Without such waivers performance would be lower.


                                                                            VOLUNTARY FEE
                                                                            WAIVER AND/OR
                                                                               EXPENSE              NET TOTAL ANNUAL
       FUNDING OPTION                                                       REIMBURSEMENT          OPERATING EXPENSES
       ----------------                                                ------------------------  ------------------------
       Mid Cap Value Portfolio -- Service Shares...................             0.40%                     1.50%
       High Yield Bond Fund -- Class I.............................             0.01%                     1.00%
       Strategic Bond Fund -- Class I..............................             0.03%                     1.00%
       Emerging Markets Equity Portfolio, Class I..................             0.09%                     1.78%
       Equity Growth Portfolio, Class I............................             0.09%                     0.85%
       Global Value Equity Portfolio, Class I......................             0.13%                     1.15%
       Mid Cap Growth Portfolio, Class I...........................             0.28%                     1.05%
       Technology Portfolio, Class I...............................             0.18%                     1.15%
       U.S. Mid Cap Value Portfolio, Class I.......................             0.07%                     1.05%
       U.S. Real Estate Securities Portfolio, Class I..............             0.01%                     1.10%
       Value Portfolio, Class I....................................             0.14%                     0.85%
       Enterprise Portfolio -- Class I Shares......................             0.04%                     0.60%
       Government Portfolio -- Class I Shares......................             0.03%                     0.60%
       Money Market Portfolio -- Class I Shares....................             0.09%                     0.60%
       Contrafund(R) Portfolio -- Service Class 2..................             0.03%                     0.90%
       Mid Cap Portfolio -- Service Class 2........................             0.02%                     0.93%

EXAMPLES

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. These examples do not represent past or future expenses. Your actual expenses may be more or less than those shown.

These examples assume that you invest $10,000 in the contract for the time periods indicated and that your investment has a 5% return each year. The examples reflect the annual Contract administrative charge, factoring in that the charge is waived for Contracts over a certain value. Additionally, the examples are based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and do not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The examples assume you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. Your actual expenses will be less than those shown if you do not elect the enhanced death benefit.

EXAMPLE 1 -- CONTRACT WITH ENHANCED DEATH BENEFIT ELECTED


                                                                                     IF CONTRACT IS NOT SURRENDERED OR
                                          IF CONTRACT IS SURRENDERED AT THE END       ANNUITIZED AT THE END OF PERIOD
                                                    OF PERIOD SHOWN:                              SHOWN**:
                                         ----------------------------------------  ---------------------------------------
FUNDING OPTION                            1 YEAR   3 YEARS   5 YEARS   10 YEARS    1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------                         --------- --------- --------- ----------  -------- --------- --------- ----------
Underlying Fund with Maximum Total         955       1581      2228      3795        355      1081      1828      3795
Annual Operating Expenses..............
Underlying Fund with Minimum Total
Annual Operating Expenses..............    828       1204      1607      2589        228      704       1207      2589

                         CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
See Appendices A and B.

                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
Travelers Premier Advisers -- AssetManager Annuity is a contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. We may also offer a Fixed Account option. Where permitted by law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

The ages of the owner and Annuitant determine which death benefits are available to you.

                                 MAXIMUM AGE BASED ON THE OLDER OF THE OWNER AND
   DEATH BENEFIT                 ANNUITANT ON THE CONTRACT DATE
   -----------------------------------------------------------------------------
   Standard Death Benefit        Age 85
   Enhanced Death Benefit        Age 75

Since optional death benefits carry higher charges, you should consider the ages of the owner and Annuitant when electing these benefits, as the additional value provided by the benefit may be significantly reduced or eliminated depending on the ages of the owner and Annuitant at the time of election.

Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits. You should consult with your financial adviser to determine if this Contract is appropriate for you.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-800-599-9460.

PURCHASE PAYMENTS

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $20,000. You may make additional payments of at least $500 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase Payments over $1,000,000 may be made only with our prior consent.

We will apply the initial Purchase Payment less any applicable premium tax (net Purchase Payment) within two business days after we receive it in good order at our Home Office. We will credit subsequent Purchase Payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each Variable Funding Option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each Variable Funding Option by the value of its Accumulation Unit. We calculate the value of an Accumulation Unit for each Variable Funding Option each day the New York Stock Exchange is open. The values are calculated as of 4:00 p.m. Eastern time. After the value is calculated, we credit your Contract. During the Annuity Period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS

You choose the Variable Funding Options to which you allocate your Purchase Payments. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are offered only through variable annuity and variable life insurance products. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.

The Underlying Funds offered though this product are selected by the Company based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor the Company considers during the initial selection process is whether the Underlying Fund or an affiliate of the Underlying Fund will compensate the Company for providing administrative, marketing, and support services that would otherwise be provided by the Fund, the Fund's investment advisor, or its distributor. Finally, when the Company develops a variable annuity product in cooperation with a fund family or distributor (e.g. a "private label" product), the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

Each Underlying Fund is reviewed periodically after having been selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments to an Underlying Fund if the Company determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets.

In addition, if any of the Underlying Funds become unavailable for allocating Purchase Payments, or if we believe that further investment in an Underlying Fund is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

You will find detailed information about the Underlying Funds and their inherent risks in the current prospectuses for the Underlying Funds. Since each option has varying degrees of risk, please read the prospectuses carefully. There is no assurance that any of the Underlying Funds will meet its investment objectives. Contact your registered representative or call 1-800-842-9406 to request copies of the prospectuses.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, the Company and TDLLC have arrangements with the investment adviser, subadviser, distributor, and/or affiliated companies of most of the Underlying Funds under which the Company and TDLLC receive payments in connection with our provision of administrative, marketing or other support services to the Funds. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and TDLLC incur in promoting, issuing, distributing and administering the contracts. The Company and its affiliates may profit from these fees.

The payments are generally based on a percentage of the average assets of each Underlying Fund allocated to the Variable Funding Options under the Contract or other contracts offered by the Company. The amount of the fee that an Underlying Fund and its affiliates pay the Company and/or the Company's affiliates is negotiated and varies with each Underlying Fund. Aggregate fees relating to the different Underlying Funds may be as much as 0.60% of the average net assets of an Underlying Fund attributable to the relevant contracts. A portion of these payments may come from revenue derived from the Distribution and/or Service Fees (12b-1 fees) that are paid by an Underlying Fund out its assets as part of its Total Annual Operating Expenses.

The current Variable Funding Options are listed below, along with their investment advisers and any subadviser:


               FUNDING                                   INVESTMENT                                INVESTMENT
                OPTION                                   OBJECTIVE                             ADVISER/SUBADVISER
---------------------------------------   -----------------------------------------    -----------------------------------
JANUS ASPEN SERIES
   Balanced Portfolio -- Service          Seeks long term capital growth,              Janus Capital Corporation ("Janus
     Shares                               consistent with preservation of capital      Capital")
                                          and balanced by current income. The
                                          Fund normally invests in common stocks
                                          selected for their growth potential and
                                          other securities selected for their
                                          income potential.

   Capital Appreciation Portfolio --      Seeks long-term growth of capital. The       Janus Capital
     Service Shares                       Fund normally invests in common stocks
                                          selected for their growth potential.

   Mid Cap Value Portfolio -- Service     Seeks capital appreciation. The Fund
     Shares                               normally invests in common stocks of
                                          mid-sized companies believed to be
                                          undervalued.

   Worldwide Growth Portfolio --          Seeks growth of capital in a manner          Janus Capital
     Service Shares                       consistent with the preservation of
                                          capital. The Fund normally invests in
                                          the common stocks of companies of any
                                          size throughout the world.
SALOMON BROTHERS VARIABLE SERIES
   FUNDS INC.
   All Cap Fund -- Class I                Seeks capital appreciation. The Fund         Salomon Brothers Asset Management
                                          normally invests in common stocks and        ("SBAM")
                                          their equivalents of companies believed
                                          to be undervalued in the marketplace.

   High Yield Bond Fund -- Class I        Seeks total return consistent with the       SBAM
                                          preservation of capital. The Fund
                                          normally invests in high yield
                                          fixed-income securities issued by U.S.
                                          and foreign corporations and foreign
                                          governments.

   Investors Fund -- Class I              Seeks long term growth of capital.           SBAM
                                          Secondarily seeks current income. The
                                          Fund normally invests in common stocks
                                          of established companies.

   Small Cap Growth Fund -- Class I       Seeks long term growth of capital. The       SBAM
                                          Fund normally invests in equity
                                          securities of companies with small
                                          market capitalizations.

   Strategic Bond Fund -- Class I         Seeks to maximize total return               SBAM
                                          consistent with the preservation of
                                          capital. The Fund normally invests in a
                                          globally diverse portfolio of
                                          fixed-income securities.
THE TRAVELERS SERIES TRUST
   Equity Income Portfolio                Seeks reasonable income. The Fund            TAMIC
                                          normally invests in equity securities        Subadviser: Fidelity Management &
                                          with a focus on income producing             Research Company ("FMR")
                                          equities.

   Large Cap Portfolio                    Seeks long term growth of capital. The       TAMIC
                                          Fund normally invests in the securities      Subadviser: FMR
                                          of companies with large market
                                          capitalizations.
THE UNIVERSAL INSTITUTIONAL FUNDS,
   INC.
   Emerging Markets Equity Portfolio,     Seeks long-term capital appreciation.        Morgan Stanley Investment
     Class I                              The Fund normally invests in                 Management Inc. ("Morgan Stanley")
                                          growth-oriented equity securities of
                                          issuers in emerging market countries.

   Equity Growth Portfolio, Class I       Seeks long-term capital appreciation.        Morgan Stanley
                                          The Fund normally invests in
                                          growth-oriented equity securities of
                                          large capitalization companies.

   Global Value Equity Portfolio,         Seeks long-term capital appreciation.        Morgan Stanley
     Class I                              The Fund normally invests in equity
                                          securities of issuers throughout the
                                          world, including U.S. issuers.


               FUNDING                                   INVESTMENT                                INVESTMENT
                OPTION                                   OBJECTIVE                             ADVISER/SUBADVISER
---------------------------------------   -----------------------------------------    -----------------------------------

   Mid Cap Growth Portfolio, Class I      Seeks long-term capital appreciation.        Morgan Stanley
                                          The Fund normally invests in common
                                          stocks and other equity securities of
                                          growth-oriented mid cap companies.

   Technology Portfolio, Class I          Seeks long-term capital appreciation.        Morgan Stanley
                                          The Fund normally invests in equity
                                          securities of companies expected to
                                          benefit from their involvement in
                                          technology and technology related
                                          industries.
   U.S. Mid Cap Value Portfolio,          Seeks long-term capital appreciation.        Morgan Stanley
     Class I                              The Fund normally invests in common

                                          stocks and other equity securities of
                                          growth-oriented mid cap companies.
   U.S. Real Estate Securities            Seeks above average current income and       Morgan Stanley
     Portfolio, Class I                   long-term capital appreciation. The

                                          Fund normally invests in equity
                                          securities of companies in the U.S.
                                          real estate industry, including real
                                          estate investment trusts.

   Value Portfolio, Class I               Seeks above-average total return over a      Morgan Stanley
                                          market cycle of three to five years.
                                          The Fund normally invests in common
                                          stocks and other equity securities of
                                          companies undervalued in comparison to
                                          the market.
VAN KAMPEN LIFE INVESTMENT TRUST
   Comstock Portfolio -- Class I          Seeks capital growth and income. The         Van Kampen Asset Management Inc.
     Shares                               Fund normally invests in common and          ("Van Kampen")
                                          preferred stocks, and convertible
                                          securities, of well established
                                          undervalued companies.

   Emerging Growth Portfolio -- Class     Seeks capital appreciation. The Fund         Van Kampen
     I Shares                             normally invests in common stocks of
                                          emerging growth companies.

   Enterprise Portfolio -- Class I        Seeks capital appreciation. The Fund         Van Kampen
     Shares                               normally invests in common stocks of
                                          companies believed to have
                                          above-average potential for capital
                                          appreciation.

   Government Portfolio -- Class I        Seeks high current return consistent         Van Kampen
     Shares                               with preservation of capital. The Fund
                                          normally invests in securities issued
                                          or guaranteed by the U.S. Government,
                                          its agencies or instrumentalities.

   Growth and Income Portfolio --         Seeks long-term growth of capital and        Van Kampen
     Class I Shares                       income. The Fund normally invests in
                                          income producing equity securities.

   Money Market Portfolio -- Class I      Seeks protection of capital and high         Van Kampen
     Shares                               current income. The Fund normally
                                          invests in short-term U.S. money market
                                          instruments and seeks to maintain a net
                                          asset value of $1.00 per share.

VARIABLE INSURANCE PRODUCTS FUND II
   Contrafund(R) Portfolio -- Service     Seeks long term capital appreciation.        FMR
     Class 2                              The Fund normally invests in common
                                          stocks of companies whose value may not
                                          be fully recognized by the public.

VARIABLE INSURANCE PRODUCTS FUND III
   Mid Cap Portfolio -- Service           Seeks long term growth of capital. The       FMR
     Class 2                              Fund normally invests in common stocks
                                          of companies with medium market
                                          capitalizations.

                                  FIXED ACCOUNT
--------------------------------------------------------------------------------
We may offer our Fixed Account as a funding option. Please see Appendix C for more information.

                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------
GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

      o the ability for you to make withdrawals and surrenders under the Contracts

      o the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

      o the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs)

      o administration of the annuity options available under the Contracts and

      o     the distribution of various reports to Contract Owners

Costs and expenses we incur include:

      o losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts

      o sales and marketing expenses including commission payments to your registered representative and

      o     other costs of doing business

Risks we assume include:

      o that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

      o that the amount of the death benefit will be greater than the Contract Value and

      o that the costs of providing the services and benefits under the Contracts will exceed the charges deducted

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. We will not reduce or eliminate the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. The amount of any fee or charge is not impacted by an outstanding loan. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

ADMINISTRATIVE CHARGES

There are two administrative charges: the $50 annual Contract administrative charge and the administrative expense charge. We will deduct the annual Contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct this charge from the Fixed Account or:

      (1)   from the distribution of death proceeds

      (2)   after an annuity payout has begun or

      (3) if the Contract Value on the date of assessment equals or is greater than $75,000

We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts we hold in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

If you choose the Standard Death Benefit, the M&E charge is 1.45% annually for the first six Contract Years. Beginning in the seventh Contract Year, the charge is reduced to 1.40%.

If you choose the Enhanced Death Benefit, the M&E charge is 1.60% annually for the first six Contract Years. Beginning in the seventh Contract Year, the charge is reduced to 1.40%.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS
--------------------------------------------------------------------------------
Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING

THE CONTRACT IS INTENDED FOR USE AS A LONG-TERM INVESTMENT VEHICLE AND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR EXCESSIVE TRADING OR MARKET TIMING IN AN ATTEMPT TO TAKE ADVANTAGE OF SHORT-TERM FLUCTUATIONS IN THE STOCK MARKET. If, in our sole discretion, we determine you are engaging in excessive trading activity, trading activity that we believe is indicative of market timing, or any similar trading activity which will potentially hurt the rights or interests of other Contract Owners, we will exercise our contractual right to restrict your number of transfers to one every six months. We will notify you in writing if we choose to exercise our contractual right to restrict your transfers.

In determining whether we believe you are engaged in excessive trading or market timing activity, we will consider, among other things, the following factors:

      o     the dollar amount you request to transfer;

      o     the number of transfers you made within the previous three months;

      o whether your transfers follow a pattern designed to take advantage of short term market fluctuations; and

      o whether your transfers are part of a group of transfers made by a third party on behalf of several individual Contract Owners.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program, or, if applicable, any asset allocation program described in this prospectus are not treated as a transfer when we evaluate trading patterns for market timing or excessive trading.

We also reserve the right to restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

      o reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or

      o reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.

We will notify you in writing before we restrict your right to request transfers through such market timing firm or other third party.

The policy of the Company is to seek to apply its anti-market timing and excessive trading procedures uniformly.

FUTURE MODIFICATIONS. We will continue to monitor the transfer activity occurring among the Variable Funding Options, and may modify these transfer restrictions at any time if we deem it necessary to protect the interest of all Contract Owners. These modifications may include curtailing or eliminating, without notice, the ability to use the Internet, facsimile or telephone in making transfers.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve-months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under either a 6-Month, 12-Month or 24-Month DCA Program. The DCA Programs will generally have different credited interest rates. Under each Program, the interest rate can accrue up to the applicable number of months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in the applicable time period. For example, under the 12 Month Program, the interest rate can accrue up to 12-months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this Program on a level basis to the selected funding options in 12-months.

The pre-authorized transfers will begin after the initial Program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program Purchase Payment, the entire balance in the Program will be transferred into the Money Market Variable Funding Option.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-DCA Program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments we receive within the DCA Program period selected to the current funding options over the remainder of that DCA Program transfer period, unless you direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. Transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not currently available as a funding option, you may still participate in the DCA program.

                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------
Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any outstanding loans and any premium tax not previously deducted. Unless you submit a Written Request specifying the Fixed Account or Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

LOANS

Loans may be available under your Contract. Loans may only be taken against funds allocated or transferred to the Fixed Account. If available, all loan provisions are described in your Contract or loan agreement.

                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------
TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another Contract who directly transferred the death proceeds due under that Contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, take a loan or make additional Purchase Payments.

JOINT OWNER. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

CONTINGENT ANNUITANT. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living;

       o   the death benefit will not be payable upon the Annuitant's death

       o   the Contingent Annuitant becomes the Annuitant and

       o   all other rights and benefits will continue in effect.

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT
--------------------------------------------------------------------------------
Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or election of beneficiary contract continuance ("Death Report Date").

DEATH PROCEEDS BEFORE THE MATURITY DATE

Note: If the owner dies before the Annuitant, the death benefit is recalculated, replacing all references to "Annuitant" with "owner."

STANDARD DEATH BENEFIT: We will pay a death benefit in an amount equal to the greater of (1), or (2) below, each reduced by any applicable premium tax and any outstanding loans:

      (1)   the Contract Value on the Death Report Date or

      (2) the total Purchase Payments made under the Contract less the total of any withdrawals.

ENHANCED DEATH BENEFIT: We will pay a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax, withdrawals not previously deducted and any outstanding loans:

      (1)   the Contract Value on the Death Report Date or

      (2) the total Purchase Payments made under the Contract less the total of any withdrawals or

      (3) the maximum "Step-Up Value" associated with any Contract Year anniversary occurring on or before the Annuitant's 80th birthday.

STEP-UP VALUE. We will establish a separate step-up value on each anniversary of the Contract Date which occurs on or prior to the Death Report Date and will initially equal the Contract Value on the that anniversary. When you make an additional Purchase Payment, we increase the step-up value by the amount of that Purchase Payment. When you make a withdrawal, we will reduce the step-up value by a partial surrender reduction as described below. We will recalculate step-up death benefit values related to any Purchase Payments or partial surrenders in the order that such Purchase Payments or partial surrenders occur.

PARTIAL SURRENDER REDUCTION. If you make a withdrawal, the step-up value is reduced by a partial surrender reduction which equals (1) the step-up value prior to the withdrawal, multiplied by (2) the amount of the partial surrender, divided by (3) the Contract Value before the surrender.

For example, assume your current Contract Value is $55,000. If your original step-up value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the step-up value as follows:

       50,000 x (10,000/55,000) = 9,090

Your new step-up value would be 50,000-9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your original step-up value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the step-up value as follows:

       50,000 x (10,000/30,000) = 16,666

Your new step-up value would be 50,000-16,666, or $33,334.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NON-QUALIFIED CONTRACTS

----------------------------------------------------------------------------------------------------------------------------
                                                                                                             MANDATORY
   BEFORE THE MATURITY DATE,           THE COMPANY WILL                                                    PAYOUT RULES
     UPON THE DEATH OF THE           PAY THE PROCEEDS TO:      UNLESS. . .                                    APPLY*
----------------------------------------------------------------------------------------------------------------------------
OWNER (WHO IS NOT THE               The beneficiary            Unless the beneficiary elects to         Yes
ANNUITANT) (WITH NO JOINT           (ies), or if none, to      continue the Contract rather than
OWNER)                              the CONTRACT OWNER'S       receive the distribution.
                                    estate.
----------------------------------------------------------------------------------------------------------------------------
OWNER (WHO IS THE ANNUITANT)        The beneficiary            Unless the beneficiary elects to         Yes
(WITH NO JOINT OWNER)               (ies), or if none, to      continue the Contract rather than
                                    the CONTRACT OWNER'S       receive the distribution.
                                    estate.
----------------------------------------------------------------------------------------------------------------------------
JOINT OWNER (WHO IS NOT THE         The surviving joint        Unless the surviving joint owner         Yes
ANNUITANT)                          owner.                     elects to continue the Contract.
----------------------------------------------------------------------------------------------------------------------------
JOINT OWNER (WHO IS THE             The beneficiary            Unless the beneficiary elects to         Yes
ANNUITANT)                          (ies), or if none, to      continue the Contract.
                                    the surviving joint
                                    owner.
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                                                                             MANDATORY
   BEFORE THE MATURITY DATE,           THE COMPANY WILL                                                    PAYOUT RULES
     UPON THE DEATH OF THE           PAY THE PROCEEDS TO:      UNLESS. . .                                    APPLY*
----------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS NOT THE           The beneficiary            Unless the beneficiary elects to         Yes
CONTRACT OWNER)                     (ies), or if none, to      continue the Contract rather than
                                    the CONTRACT OWNER.        receive the distribution.

                                                               Or, unless there is a CONTINGENT
                                                               ANNUITANT. Then, the CONTINGENT
                                                               ANNUITANT becomes the ANNUITANT
                                                               and the Contract continues in
                                                               effect (generally using the
                                                               original MATURITY DATE). The
                                                               proceeds will then be paid upon
                                                               the death of the CONTINGENT
                                                               ANNUITANT OR CONTRACT OWNER.
----------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS THE CONTRACT      See death of "owner                                                 Yes
OWNER)                              who is the ANNUITANT"
                                    above.
----------------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------------
                                                                                                             MANDATORY
   BEFORE THE MATURITY DATE,           THE COMPANY WILL                                                    PAYOUT RULES
     UPON THE DEATH OF THE           PAY THE PROCEEDS TO:      UNLESS. . .                                    APPLY*
----------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHERE OWNER IS A         The beneficiary (ies)                                               Yes (Death of
NONNATURAL ENTITY/TRUST)            or, if none, to the                                                 ANNUITANT is
                                    CONTRACT OWNER.                                                     treated as death
                                                                                                        of the CONTRACT
                                                                                                        OWNER in these
                                                                                                        circumstances.)
----------------------------------------------------------------------------------------------------------------------------
CONTINGENT ANNUITANT (ASSUMING      No death proceeds are                                               N/A
ANNUITANT IS STILL ALIVE)           payable; Contract
                                    continues.
----------------------------------------------------------------------------------------------------------------------------
BENEFICIARY                         No death proceeds are                                               N/A
                                    payable; Contract
                                    continues.
----------------------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY              No death proceeds are                                               N/A
                                    payable; Contract
                                    continues.
----------------------------------------------------------------------------------------------------------------------------


                               QUALIFIED CONTRACTS
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              MANDATORY
   BEFORE THE MATURITY DATE,            THE COMPANY WILL                                                     PAYOUT RULES
     UPON THE DEATH OF THE            PAY THE PROCEEDS TO:       UNLESS. . .                                    APPLY*
----------------------------------------------------------------------------------------------------------------------------
OWNER / ANNUITANT                    The beneficiary (ies),      Unless the beneficiary elects to          Yes
                                     or if none, to the          continue the Contract rather than
                                     CONTRACT OWNER'S            receive a distribution.
                                     estate.
----------------------------------------------------------------------------------------------------------------------------
BENEFICIARY                          No death proceeds are                                                 N/A
                                     payable; Contract
                                     continues.
----------------------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY               No death proceeds are                                                 N/A
                                     payable; Contract
                                     continues.
----------------------------------------------------------------------------------------------------------------------------

--------------
 * Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any Owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. For Qualified Contracts, if mandatory distributions have begun at the death of the Annuitant, the 5 year payout option is not available.

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(ies) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

      o     transfer ownership

      o     take a loan

      o     make additional Purchase Payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date. There is no additional charge to continue the Contract; however, all other fees and charges applicable to the original Contract will also apply to the continued Contract. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

PLANNED DEATH BENEFIT

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

      o through an annuity for life or a period that does not exceed the beneficiary's life expectancy or

      o under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(ies) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                               THE ANNUITY PERIOD
--------------------------------------------------------------------------------
MATURITY DATE

Under the Contract, you can receive regular payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among payout options (annuity or income options) or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity or income payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life; (b) for life with a minimum number of payments; or (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor. Income payments may be for a fixed period or a fixed amount. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.

You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant's 70 1/2th birthday for Qualified Contracts and the Annuitant's 85th birthday for Non-qualified Contracts or ten years after the effective date of the Contract, if later.

At least 30 days' before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 85th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See Transfers.)

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The contract tables factor in an assumed daily net investment factor. We call this your net investment rate. For example, a net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable Variable Funding Options. The total amount of each Annuity Payment will equal the sum of the basic payments in each Variable Funding Option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each Variable Funding Option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under Variable Annuity, except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS
--------------------------------------------------------------------------------
ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity or income option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity or income option will be $1,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options. Options 1 through 4 are available for both fixed and/or variable annuities.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Other Annuity Options. The Company will make any other arrangements for Annuity Payments as may be mutually agreed upon.

INCOME OPTIONS

Instead of one of the annuity options described above, and subject to the conditions described under Election of Options, all or part of the Contract's Cash Surrender Value (or, if required by state law, Contract Value) may be paid under one or more of the following income options, provided that they are consistent with federal tax law qualification requirements. Payments under the income options may be elected on a monthly, quarterly, semiannual or annual basis:

Option 1 -- Payments of a Fixed Amount. We will make equal payments of the amount elected until the Cash Surrender Value applied under this option has been exhausted. We will pay the first payment and all later payments from each Variable Funding Option or the Fixed Account in proportion to the Cash Surrender Value attributable to each Variable Funding Option and/or Fixed Account. The final payment will include any amount insufficient to make another full payment.

Option 2 -- Payments for a Fixed Period. We will make payments for the period selected.

Option 3 -- Other Income Options. We will make any other arrangements for income options as may be mutually agreed upon.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with the income option "Payments for a Fixed
Period."

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to the present value of remaining certain payments. The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit.

                        MISCELLANEOUS CONTRACT PROVISIONS
--------------------------------------------------------------------------------
RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within twenty days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION

You do not need to make any Purchase Payments after the first to keep the Contract in effect. However, we reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $1,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days' after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes.

REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. Payments from the Fixed Account may be delayed up to 6 months.

                              THE SEPARATE ACCOUNTS
--------------------------------------------------------------------------------
The Travelers Insurance Company and The Travelers Life and Annuity Company each sponsor Separate Accounts: Separate Account Seven and Separate Account Eight, respectively. Both Separate Account Seven and Separate Account Eight were established on June 30, 1998 and are registered with the SEC as unit investment trusts (Separate Account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.

We hold the assets of Separate Account Seven and Separate Account Eight for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the Variable Funding Options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective Variable Funding Option at net asset value. Shares of the Variable Funding Options are currently sold only to life insurance company Separate Accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity Separate Accounts and variable life insurance Separate Accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity Separate Accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Funding Option. In those cases, we can create "hypothetical historical performance" of a Variable Funding Option. These figures show the performance that the Variable Funding Option would have achieved had it been available during the entire history of the Underlying Fund.

                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------
The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of Contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Earnings under annuity Contracts continue to be taxed as ordinary income (top rate of 35%).

TAX-FREE EXCHANGES: Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life, endowment, or annuity Contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs, tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to minimum distribution rules as provided by the Code and described below.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of such distributions, including the amount attributable to Purchase Payments, whether paid in the form of lump-sum withdrawals or Annuity Payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or Contract. The Contract is available as a vehicle for IRA rollovers and for other Qualified Contracts. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. We have provided a more complete discussion in the SAI.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement. If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within 5 years from the date of death (including in a single lump sum) or minimum distributions may be taken over the life expectancy of the beneficiary provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for the higher limits to be effective at a state income tax level. In other words, the permissible contribution limit for income tax purposes may be different at the federal level from your state's income tax laws. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified.

As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal (distribution made prior to the Maturity Date), or as Annuity Payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws. Similarly, when you receive an Annuity Payment, part of each payment is considered a return of your Purchase Payments and will not be taxed. The remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes.

If a non-qualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for Contracts issued after April 22, 1987, if you transfer the Contract to another person or entity without adequate consideration, all deferred increases in value will be includable in your income at the time of the transfer.

If you make a partial withdrawal, this money will generally be taxed as first coming from earnings, (income in the contract), and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) There is income in the Contract to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken.

Federal tax law requires that non-qualified annuity Contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the joint owners. If these requirements are not met, the Contract will not be treated as an annuity Contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer Contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity Contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for Federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all Contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% additional tax is in addition to any penalties that may apply under your Contract and the normal income taxes due on the distribution.

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, no taxable income is recognized for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non-resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty. NRAs should seek guidance from a tax adviser regarding their personal situation.

                                OTHER INFORMATION
--------------------------------------------------------------------------------
THE INSURANCE COMPANIES

Please refer to your Contract to determine which Company issued your Contract.

The Travelers Insurance Company is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

The Travelers Life and Annuity Company is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

FINANCIAL STATEMENTS

The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. Travelers Distribution LLC ("TDLLC") serves as the principal underwriter and distributor of the securities offered through this Prospectus pursuant to the terms of the Distribution and Principal Underwriting Agreement. TDLLC also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies.

TDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. TDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD"). TDLLC is affiliated with the Company and each Separate Account. TDLLC, as the principal underwriter and distributor, does not retain any fees under the Contracts.

The Contracts are offered on a continuous basis. TDLLC enters into selling agreements with broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. We intend to offer the Contract in all jurisdictions where we are licensed to do business and where the Contract is approved.

COMPENSATION. Broker-dealers who have selling agreements with TDLLC are paid compensation for the promotion and sale of the Contracts according to one or more schedules. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representative. Compensation paid on the Contracts, as well as other incentives or payments, are not assessed as an additional direct charge to Contract owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract and from profits on payments received by the Company and TDLLC for providing administrative, marketing and other support and services to the Funds.

The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 10% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 2% annually of average account value (if asset-based compensation is paid to registered representatives). To the extent permitted by NASD rules and other applicable laws and regulations, TDLLC may pay or allow other promotional incentives or payments in the form of cash or other compensation.

Broker-dealer firms may receive separate compensation or reimbursement for, among other things, training of sales personnel, marketing or other services they provide to the Company or our affiliates. In addition, the Company or TDLLC may enter into special compensation arrangements with certain broker-dealer firms based on aggregate or anticipated sales of the Contracts or other criteria. These special compensation arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms.

The Company and TDLLC have entered into such an arrangement with Morgan Stanley, the only broker-dealer firm that is authorized by the Company and TDLLC to offer the Contracts. Any such compensation payable to a broker-dealer firm will be made by TDLLC or the Company out of their own assets and will not result in any additional direct charge to you.

The Company and TDLLC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser to one or more Underlying Funds or serves as a subadviser to a Portfolio of The Travelers Series Trust or Travelers Series Fund Inc., which are offered under the Contracts. These firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., Merrill Lynch Investment Managers, L.P., Salomon Brothers Asset Management and Smith Barney Fund Management.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a Contract govern that Contract. Where a state has not approved a Contract feature or Variable Funding Option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners' instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

LEGAL PROCEEDINGS AND OPINIONS

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the contract described in this prospectus, as well as the organization of the Companies, their authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the Deputy General Counsel of the Companies.

In 2003, several issues in the mutual fund and variable insurance product industries have come under the scrutiny of federal and state regulators. Like many other companies in our industry, the Companies have received a request for information from the Securities and Exchange Commission (SEC) and a subpoena from the New York Attorney General regarding market timing and late trading. In March 2004, the SEC requested additional information about the Companies' variable product operations on market timing, late trading and revenue sharing. The Companies are cooperating fully with all of these reviews and are not able to predict their outcomes.

Notwithstanding the above, there are no pending legal proceedings affecting either the Separate Account or the principal underwriter. There are no pending legal proceedings against either Company likely to have a material adverse affect on the ability of either Company to meet its obligations under the applicable Contract.

                  APPENDIX A -- CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
           THE TRAVELERS SEPARATE ACCOUNT SEVEN FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information.


                         SEPARATE ACCOUNT CHARGES 1.60%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              -------  -------------  ---------------   -------------------
Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (6/00)...........................   2003        0.891           1.219                 161,440
                                                               2002        1.208           0.891                 132,363
                                                               2001        1.205           1.208                  39,809
                                                               2000        1.000           1.205                  31,674

   High Yield Bond Fund -- Class I (11/99)..................   2003        1.098           1.342                 128,672
                                                               2002        1.039           1.098                 151,999
                                                               2001        1.004           1.039                 154,624
                                                               2000        1.021           1.004                 158,209
                                                               1999        1.000           1.021                  34,570

   Investors Fund -- Class I (9/99).........................   2003        0.759           0.988                  86,608
                                                               2002        1.002           0.759                 123,009
                                                               2001        1.062           1.002                 117,926
                                                               2000        0.936           1.062                  67,701
                                                               1999        1.000           0.936                  23,365

   Small Cap Growth Fund -- Class I (5/00)..................   2003        0.578           0.847                 135,480
                                                               2002        0.900           0.578                 146,273
                                                               2001        0.986           0.900                  72,988
                                                               2000        1.000           0.986                  36,380

   Strategic Bond Fund -- Class I (9/99)....................   2003        1.197           1.334                 234,310
                                                               2002        1.118           1.197                 241,406
                                                               2001        1.062           1.118                 301,640
                                                               2000        1.006           1.062                 304,396
                                                               1999        1.000           1.006                 179,398

The Universal Institutional Funds, Inc.
   Active International Allocation Portfolio, Class I (5/00)   2003        0.584           0.680                      --
                                                               2002        0.722           0.584                  62,163

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              -------  -------------  ---------------   -------------------
   Active International Allocation Portfolio, Class I          2001        0.916           0.722                  78,754
   (continued)..............................................
                                                               2000        1.000           0.916                  40,097

   Emerging Markets Equity Portfolio, Class I (10/99).......   2003        0.668           0.985                  34,517
                                                               2002        0.746           0.668                  36,922
                                                               2001        0.810           0.746                  62,084
                                                               2000        1.355           0.810                  64,292
                                                               1999        1.000           1.355                  21,280

   Equity Growth Portfolio, Class I (5/00)..................   2003        0.487           0.599                 487,595
                                                               2002        0.686           0.487                 486,926
                                                               2001        0.822           0.686                 206,800
                                                               2000        1.000           0.822                  85,629

   Global Value Equity Portfolio, Class I (8/99)............   2003        0.799           1.015                 476,863
                                                               2002        0.977           0.799                 399,006
                                                               2001        1.068           0.977                 416,510
                                                               2000        0.974           1.068                 295,389
                                                               1999        1.000           0.974                 139,371

   Mid Cap Growth Portfolio, Class I (5/00).................   2003        0.405           0.565                 178,984
                                                               2002        0.598           0.405                 164,805
                                                               2001        0.860           0.598                  88,256
                                                               2000        1.000           0.860                   4,436

   Technology Portfolio, Class I (5/00).....................   2003        0.165           0.240                 107,823
                                                               2002        0.329           0.165                 147,408
                                                               2001        0.653           0.329                 128,515
                                                               2000        1.000           0.653                  87,747

   U.S. Mid Cap Value Portfolio, Class I (9/99).............   2003        0.764           1.063                 301,209
                                                               2002        1.078           0.764                 424,866
                                                               2001        1.131           1.078                 414,617
                                                               2000        1.038           1.131                 309,687
                                                               1999        1.000           1.038                 104,342

   U.S. Real Estate Securities Portfolio, Class I (10/99)...   2003        1.200           1.625                  79,534
                                                               2002        1.229           1.200                  75,409

                     ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              -------  -------------  ---------------   -------------------
   U.S. Real Estate Securities Portfolio, Class I              2001        1.137           1.229                  77,163
   (continued)..............................................
                                                               2000        0.903           1.137                  64,056

   Value Portfolio, Class I (6/99)..........................   2003        0.837           1.104                 186,559
                                                               2002        1.092           0.837                 144,268
                                                               2001        1.085           1.092                 144,649
                                                               2000        0.882           1.085                  30,921
                                                               1999        1.000           0.882                  17,311

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class I Shares (8/00)..............   2003        0.913           1.178                 464,089
                                                               2002        1.149           0.913                 357,179
                                                               2001        1.198           1.149                 255,170
                                                               2000        0.937           1.198                  22,025

   Emerging Growth Portfolio -- Class I Shares (9/99).......   2003        0.638           0.799                 466,474
                                                               2002        0.960           0.638                 565,438
                                                               2001        1.424           0.960                 555,864
                                                               2000        1.610           1.424                 398,267
                                                               1999        1.000           1.610                 138,452

   Enterprise Portfolio -- Class I Shares (8/99)............   2003        0.519           0.643                 532,264
                                                               2002        0.746           0.519                 630,990
                                                               2001        0.953           0.746                 732,625
                                                               2000        1.134           0.953                 744,549
                                                               1999        1.000           1.134                 253,292

   Government Portfolio -- Class I Shares (8/99)............   2003        1.243           1.245                 639,942
                                                               2002        1.153           1.243                 460,823
                                                               2001        1.095           1.153                 225,207
                                                               2000        0.990           1.095                 186,883
                                                               1999        1.000           0.990                  92,300

   Growth and Income Portfolio -- Class I Shares (6/99).....   2003        0.948           1.195                 569,392
                                                               2002        1.127           0.948                 561,729
                                                               2001        1.216           1.127                 476,484
                                                               2000        1.035           1.216                 399,208
                                                               1999        1.000           1.035                 120,714

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              -------  -------------  ---------------   -------------------
   Money Market Portfolio -- Class I Shares (8/99)..........   2003        1.076           1.065                 266,709
                                                               2002        1.080           1.076               2,133,733
                                                               2001        1.059           1.080               1,360,418
                                                               2000        1.016           1.059                 231,267
                                                               1999        1.000           1.016                 236,219

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                         SEPARATE ACCOUNT CHARGES 1.75%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              -------  -------------  ---------------   -------------------
Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (6/00)...........................   2003        0.886           1.211                 238,220
                                                               2002        1.204           0.886                 270,116
                                                               2001        1.202           1.204                 209,946
                                                               2000        1.000           1.202                  23,852

   High Yield Bond Fund -- Class I (11/99)..................   2003        1.092           1.333                 141,776
                                                               2002        1.035           1.092                  98,725
                                                               2001        1.002           1.035                 138,256
                                                               2000        1.020           1.002                  74,807
                                                               1999        1.000           1.020                      --

   Investors Fund -- Class I (9/99).........................   2003        0.755           0.981                 234,921
                                                               2002        0.998           0.755                  91,212
                                                               2001        1.060           0.998                 104,129
                                                               2000        0.936           1.060                  10,030
                                                               1999        1.000           0.936                      --

   Small Cap Growth Fund -- Class I (5/00)..................   2003        0.576           0.843                 109,116
                                                               2002        0.898           0.576                  60,914
                                                               2001        0.985           0.898                  40,709
                                                               2000        1.000           0.985                  22,777

   Strategic Bond Fund -- Class I (9/99)....................   2003        1.191           1.325                 592,497
                                                               2002        1.114           1.191                 107,485
                                                               2001        1.060           1.114                  44,635
                                                               2000        1.005           1.060                  47,528
                                                               1999        1.000           1.005                      --

The Universal Institutional Funds, Inc.
   Active International Allocation Portfolio, Class I (5/00)   2003        0.582           0.676                      --
                                                               2002        0.720           0.582                  97,892
                                                               2001        0.915           0.720                 127,745
                                                               2000        1.000           0.915                  54,724

   Emerging Markets Equity Portfolio, Class I (10/99).......   2003        0.665           0.978                  55,783
                                                               2002        0.743           0.665                  32,951
                                                               2001        0.809           0.743                  60,964

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              -------  -------------  ---------------   -------------------
   Emerging Markets Equity Portfolio, Class I  (continued)..   2000        1.354           0.809                  29,141
                                                               1999        1.000           1.354                      --

   Equity Growth Portfolio, Class I (5/00)..................   2003        0.485           0.596                 474,939
                                                               2002        0.684           0.485                 290,417
                                                               2001        0.821           0.684                 137,480
                                                               2000        1.000           0.821                 101,109

   Global Value Equity Portfolio, Class I (8/99)............   2003        0.795           1.008                 594,486
                                                               2002        0.974           0.795                 304,630
                                                               2001        1.066           0.974                 261,055
                                                               2000        0.973           1.066                 290,166
                                                               1999        1.000           0.973                  12,006

   Mid Cap Growth Portfolio, Class I (5/00).................   2003        0.404           0.562                 590,606
                                                               2002        0.597           0.404                  98,624
                                                               2001        0.859           0.597                 119,802
                                                               2000        1.000           0.859                  53,219

   Technology Portfolio, Class I (5/00).....................   2003        0.165           0.239                 476,304
                                                               2002        0.328           0.165                 151,000
                                                               2001        0.653           0.328                 164,385
                                                               2000        1.000           0.653                  32,154

   U.S. Mid Cap Value Portfolio, Class I (9/99).............   2003        0.760           1.056                 450,479
                                                               2002        1.074           0.760                 387,668
                                                               2001        1.129           1.074                 414,527
                                                               2000        1.037           1.129                 132,201
                                                               1999        1.000           1.037                      --

   U.S. Real Estate Securities Portfolio, Class I (10/99)...   2003        1.194           1.614                  77,327
                                                               2002        1.225           1.194                  39,003
                                                               2001        1.135           1.225                  53,571
                                                               2000        0.902           1.135                  31,544

   Value Portfolio, Class I (6/99)..........................   2003        0.832           1.097                 222,565
                                                               2002        1.088           0.832                 101,760
                                                               2001        1.083           1.088                 118,626

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              -------  -------------  ---------------   -------------------
   Value Portfolio, Class I  (continued)....................   2000        0.882           1.083                 100,325
                                                               1999        1.000           0.882                  36,000

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class I Shares (8/00)..............   2003        0.909           1.170                 799,971
                                                               2002        1.145           0.909                 332,193
                                                               2001        1.195           1.145                 277,237
                                                               2000        1.000           1.195                      --

   Emerging Growth Portfolio -- Class I Shares (9/99).......   2003        0.634           0.794                 292,146
                                                               2002        0.956           0.634                 268,835
                                                               2001        1.421           0.956                 343,306
                                                               2000        1.609           1.421                 165,661
                                                               1999        1.000           1.609                      --

   Enterprise Portfolio -- Class I Shares (8/99)............   2003        0.516           0.638                 381,009
                                                               2002        0.743           0.516                 330,363
                                                               2001        0.950           0.743                 400,900
                                                               2000        1.133           0.950                 234,646
                                                               1999        1.000           1.133                  10,646

   Government Portfolio -- Class I Shares (8/99)............   2003        1.237           1.237                 580,618
                                                               2002        1.148           1.237               1,563,105
                                                               2001        1.093           1.148               1,185,155
                                                               2000        0.989           1.093                 213,460
                                                               1999        1.000           0.989                  11,329

   Growth and Income Portfolio -- Class I Shares (6/99).....   2003        0.943           1.187               1,031,212
                                                               2002        1.123           0.943                 732,398
                                                               2001        1.213           1.123                 687,988
                                                               2000        1.035           1.213                 247,975
                                                               1999        1.000           1.035                  54,000

   Money Market Portfolio -- Class I Shares (8/99)..........   2003        1.070           1.058                 113,919
                                                               2002        1.076           1.070               1,668,601
                                                               2001        1.056           1.076                 115,396
                                                               2000        1.015           1.056                  22,797
                                                               1999        1.000           1.015                 168,354

                                      NOTES

Effective March 31, 2004 The Universal Institutional Fund, Inc.: Mid Cap Core Portfolio changed its name to U.S. Mid Cap Value Portfolio, Class I

Effective April 30, 2003 Salomon Brother Variable Series Funds Inc.: Capital Fund -- Class I changed its name to All Cap Fund -- Class I.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2003.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

On October 31, 2003 the assets in Universal Institutional Fund Inc.: Active International Allocation Portfolio -- Class 1 were liquidated. Any assets not transferred out prior to liquidation were transferred to Van Kampen Life Investment Trust: Money Market Portfolio.

                  APPENDIX B -- CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
           THE TRAVELERS SEPARATE ACCOUNT EIGHT FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information.


                         SEPARATE ACCOUNT CHARGES 1.60%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              -------  -------------  ---------------   -------------------
Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (7/99)...........................   2003        0.891           1.219                 908,946
                                                               2002        1.208           0.891                 822,720
                                                               2001        1.205           1.208               1,057,435
                                                               2000        1.035           1.205                 769,835
                                                               1999        1.000           1.035                 255,200

   High Yield Bond Fund -- Class I (7/99)...................   2003        1.098           1.342               1,338,493
                                                               2002        1.039           1.098               1,176,890
                                                               2001        1.004           1.039                 287,675
                                                               2000        1.021           1.004                 200,931
                                                               1999        1.000           1.021                 100,089

   Investors Fund -- Class I (7/99).........................   2003        0.759           0.988                 384,122
                                                               2002        1.002           0.759                 370,747
                                                               2001        1.062           1.002                 484,211
                                                               2000        0.936           1.062                 445,686
                                                               1999        1.000           0.936                 244,831

   Small Cap Growth Fund -- Class I (6/00)..................   2003        0.578           0.847                 504,804
                                                               2002        0.900           0.578                 502,537
                                                               2001        0.986           0.900                 264,373
                                                               2000        1.000           0.986                 129,935

   Strategic Bond Fund -- Class I (7/99)....................   2003        1.197           1.334               1,871,925
                                                               2002        1.118           1.197               1,481,981
                                                               2001        1.062           1.118                 660,862
                                                               2000        1.006           1.062                 362,892
                                                               1999        1.000           1.006                  69,985

The Universal Institutional Funds, Inc.
   Active International Allocation Portfolio, Class I (6/00)   2003        0.584           0.680                      --
                                                               2002        0.722           0.584                 539,898

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              -------  -------------  ---------------   -------------------
   Active International Allocation Portfolio, Class I          2001        0.916           0.722                 380,221
   (continued)..............................................
                                                               2000        1.000           0.916                 143,255

   Emerging Markets Equity Portfolio, Class I (7/99)........   2003        0.668           0.985                 736,235
                                                               2002        0.746           0.668                 376,914
                                                               2001        0.810           0.746                 370,025
                                                               2000        1.355           0.810                 485,308
                                                               1999        1.000           1.355                 353,532

   Equity Growth Portfolio, Class I (7/00)..................   2003        0.487           0.599               1,412,514
                                                               2002        0.686           0.487               1,135,054
                                                               2001        0.822           0.686               1,048,607
                                                               2000        1.000           0.822                 447,299

   Global Value Equity Portfolio, Class I (7/99)............   2003        0.799           1.015               1,645,461
                                                               2002        0.977           0.799               1,292,179
                                                               2001        1.068           0.977               1,268,490
                                                               2000        0.974           1.068                 898,718
                                                               1999        1.000           0.974                 452,564

   Mid Cap Growth Portfolio, Class I (6/00).................   2003        0.405           0.565                 693,580
                                                               2002        0.598           0.405                 418,051
                                                               2001        0.860           0.598                 503,152
                                                               2000        1.000           0.860                 498,288

   Technology Portfolio, Class I (6/00).....................   2003        0.165           0.240                 749,359
                                                               2002        0.329           0.165                 955,215
                                                               2001        0.653           0.329                 839,503
                                                               2000        1.000           0.653                 403,059

   U.S. Mid Cap Value Portfolio, Class I (7/99).............   2003        0.764           1.063               1,506,736
                                                               2002        1.078           0.764               1,523,942
                                                               2001        1.131           1.078               1,407,358
                                                               2000        1.038           1.131               1,115,539
                                                               1999        1.000           1.038                 681,124

   U.S. Real Estate Securities Portfolio, Class I (7/99)....   2003        1.200           1.625                 514,854
                                                               2002        1.229           1.200                 554,848

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              -------  -------------  ---------------   -------------------
   U.S. Real Estate Securities Portfolio, Class I              2001        1.137           1.229                 491,439
   (continued)..............................................
                                                               2000        0.903           1.137                 182,392

   Value Portfolio, Class I (7/99)..........................   2003        0.837           1.104               1,462,180
                                                               2002        1.092           0.837               1,170,119
                                                               2001        1.085           1.092               1,213,581
                                                               2000        0.937           1.085               1,066,814
                                                               1999        0.882           0.937                  37,587

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class I Shares (7/99)..............   2003        0.913           1.178               2,288,986
                                                               2002        1.149           0.913               2,192,266
                                                               2001        1.198           1.149               1,676,318
                                                               2000        1.000           1.198                 175,339

   Emerging Growth Portfolio -- Class I Shares (7/99).......   2003        0.638           0.799               1,801,588
                                                               2002        0.960           0.638               1,907,006
                                                               2001        1.424           0.960               2,120,867
                                                               2000        1.610           1.424               1,912,024
                                                               1999        1.000           1.610                 603,789

   Enterprise Portfolio -- Class I Shares (7/99)............   2003        0.519           0.643               2,256,381
                                                               2002        0.746           0.519               2,765,320
                                                               2001        0.953           0.746               2,955,696
                                                               2000        1.134           0.953               2,867,184
                                                               1999        1.000           1.134                 687,390

   Government Portfolio -- Class I Shares (7/99)............   2003        1.243           1.245               2,795,819
                                                               2002        1.153           1.243               4,445,694
                                                               2001        1.095           1.153               2,517,543
                                                               2000        0.990           1.095                 496,420
                                                               1999        1.000           0.990                  54,074

   Growth and Income Portfolio -- Class I Shares (7/99).....   2003        0.948           1.195               4,874,982
                                                               2002        1.127           0.948               3,642,087
                                                               2001        1.216           1.127               3,699,639
                                                               2000        1.035           1.216               2,547,180
                                                               1999        1.000           1.035                 411,634

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              -------  -------------  ---------------   -------------------
   Money Market Portfolio -- Class I Shares (7/99)..........   2003        1.076           1.065               1,702,026
                                                               2002        1.080           1.076               8,175,680
                                                               2001        1.059           1.080               4,854,579
                                                               2000        1.016           1.059               2,050,038
                                                               1999        1.000           1.016                 392,981

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                         SEPARATE ACCOUNT CHARGES 1.75%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              -------  -------------  ---------------   -------------------
Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (7/99)...........................   2003        0.886           1.211                 922,686
                                                               2002        1.204           0.886                 739,073
                                                               2001        1.202           1.204                 589,248
                                                               2000        1.035           1.202                 363,256
                                                               1999        1.000           1.035                  30,255

   High Yield Bond Fund -- Class I (7/99)...................   2003        1.092           1.333               1,018,069
                                                               2002        1.035           1.092                 384,151
                                                               2001        1.002           1.035                  94,645
                                                               2000        1.020           1.002                  54,678
                                                               1999        1.000           1.020                  17,063

   Investors Fund -- Class I (7/99).........................   2003        0.755           0.981                 649,747
                                                               2002        0.998           0.755                 618,928
                                                               2001        1.060           0.998                 606,501
                                                               2000        0.936           1.060                 536,157
                                                               1999        1.000           0.936                 129,164

   Small Cap Growth Fund -- Class I (6/00)..................   2003        0.576           0.843                 921,206
                                                               2002        0.898           0.576                 641,956
                                                               2001        0.985           0.898                 397,307
                                                               2000        1.000           0.985                 305,028

   Strategic Bond Fund -- Class I (7/99)....................   2003        1.191           1.325               1,220,280
                                                               2002        1.114           1.191                 857,410
                                                               2001        1.060           1.114                 323,200
                                                               2000        1.005           1.060                 142,122
                                                               1999        1.000           1.005                  48,819

The Universal Institutional Funds, Inc.
   Active International Allocation Portfolio, Class I (6/00)   2003        0.582           0.676                      --
                                                               2002        0.720           0.582                 967,974
                                                               2001        0.915           0.720                 916,064
                                                               2000        1.000           0.915                  67,247

   Emerging Markets Equity Portfolio, Class I (7/99)........   2003        0.665           0.978                 276,216
                                                               2002        0.743           0.665                 183,213
                                                               2001        0.809           0.743                 151,707

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              -------  -------------  ---------------   -------------------
   Emerging Markets Equity Portfolio, Class I  (continued)..   2000        1.354           0.809                 202,977
                                                               1999        1.000           1.354                  15,517

   Equity Growth Portfolio, Class I (7/00)..................   2003        0.485           0.596               1,558,392
                                                               2002        0.684           0.485                 748,199
                                                               2001        0.821           0.684                 569,934
                                                               2000        1.000           0.821                 222,090

   Global Value Equity Portfolio, Class I (7/99)............   2003        0.795           1.008               1,436,225
                                                               2002        0.974           0.795               1,047,988
                                                               2001        1.066           0.974                 656,211
                                                               2000        0.973           1.066                 517,349
                                                               1999        1.000           0.973                 272,045

   Mid Cap Growth Portfolio, Class I (6/00).................   2003        0.404           0.562               2,918,105
                                                               2002        0.597           0.404               2,399,471
                                                               2001        0.859           0.597               2,070,564
                                                               2000        1.000           0.859                 291,067

   Technology Portfolio, Class I (6/00).....................   2003        0.165           0.239                 630,558
                                                               2002        0.328           0.165                 298,465
                                                               2001        0.653           0.328                 375,893
                                                               2000        1.000           0.653                 264,038

   U.S. Mid Cap Value Portfolio, Class I (7/99).............   2003        0.760           1.056               2,383,270
                                                               2002        1.074           0.760               3,157,037
                                                               2001        1.129           1.074               2,071,285
                                                               2000        1.037           1.129                 802,097
                                                               1999        1.000           1.037                 249,819

   U.S. Real Estate Securities Portfolio, Class I (7/99)....   2003        1.194           1.614                 551,071
                                                               2002        1.225           1.194                 654,736
                                                               2001        1.135           1.225                 127,082
                                                               2000        0.902           1.135                  35,116

   Value Portfolio, Class I (7/99)..........................   2003        0.832           1.097                 530,216
                                                               2002        1.088           0.832                 680,079
                                                               2001        1.083           1.088                 762,393

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              -------  -------------  ---------------   -------------------
   Value Portfolio, Class I  (continued)....................   2000        0.936           1.083                 532,902
                                                               1999        0.882           0.936                 209,684

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class I Shares (7/99)..............   2003        0.909           1.170               3,115,352
                                                               2002        1.145           0.909               3,617,111
                                                               2001        1.195           1.145               2,122,044
                                                               2000        1.000           1.195                 215,183

   Emerging Growth Portfolio -- Class I Shares (7/99).......   2003        0.634           0.794               2,454,189
                                                               2002        0.956           0.634               2,721,048
                                                               2001        1.421           0.956               2,940,266
                                                               2000        1.609           1.421               1,537,250
                                                               1999        1.000           1.609                 619,928

   Enterprise Portfolio -- Class I Shares (7/99)............   2003        0.516           0.638               1,332,364
                                                               2002        0.743           0.516               1,793,376
                                                               2001        0.950           0.743               1,899,051
                                                               2000        1.133           0.950               1,609,378
                                                               1999        1.000           1.133                 415,538

   Government Portfolio -- Class I Shares (7/99)............   2003        1.237           1.237               1,674,357
                                                               2002        1.148           1.237               2,319,555
                                                               2001        1.093           1.148                 452,060
                                                               2000        0.989           1.093                 176,480
                                                               1999        1.000           0.989                 109,658

   Growth and Income Portfolio -- Class I Shares (7/99).....   2003        0.943           1.187               3,808,453
                                                               2002        1.123           0.943               2,761,605
                                                               2001        1.213           1.123               1,828,586
                                                               2000        1.035           1.213                 894,428
                                                               1999        1.000           1.035                 384,865

   Money Market Portfolio -- Class I Shares (7/99)..........   2003        1.070           1.058               1,476,921
                                                               2002        1.076           1.070               5,489,827
                                                               2001        1.056           1.076               5,267,305
                                                               2000        1.015           1.056               1,205,912
                                                               1999        1.000           1.015                 347,383

                                      NOTES

Effective March 31, 2004 The Universal Institutional Fund, Inc.: Mid Cap Core Portfolio changed its name to U.S. Mid Cap Value Portfolio, Class I

Effective April 30, 2003 Salomon Brother Variable Series Funds Inc.: Capital Fund -- Class I changed its name to All Cap Fund -- Class I.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2003.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

On October 31, 2003 the assets in Universal Institutional Fund Inc.: Active International Allocation Portfolio -- Class 1 were liquidated. Any assets not transferred out prior to liquidation were transferred to Van Kampen Life Investment Trust: Money Market Portfolio.

                                   APPENDIX C
--------------------------------------------------------------------------------
                                THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic annuity payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. Where permitted by state law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract. The general account and any interest therein is not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at a rate not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of the minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirements, general economic trends and competitive factors

TRANSFERS

You may make transfers from the Fixed Account to any other available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions. Where permitted by state law, we reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract

                       THIS PAGE INTENTIONALLY LEFT BLANK

                                   APPENDIX D
--------------------------------------------------------------------------------
               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Insurance Company or The Travelers Life and Annuity Company. A list of the contents of the Statement of Additional Information is set forth below:

                             The Insurance Company
                             Principal Underwriter
                             Distribution and Principal Underwriting Agreement Valuation of Assets
                             Federal Tax Considerations
                             Independent Accountants
                             Condensed Financial Information
                             Financial Statements

--------------------------------------------------------------------------------
Copies of the Statement of Additional Information dated May 3, 2004 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to:
Travelers Life & Annuity, Annuity Investor Services, One Cityplace, 3 CP Hartford, Connecticut 06103-3415. The Travelers Insurance Company Statement of Additional Information is printed on Form L-21258S, and The Travelers Life and Annuity Statement of Additional Information is printed on Form L-21259S.

Name:
            --------------------------------------------------------------------

Address:
            --------------------------------------------------------------------

                       THIS PAGE INTENTIONALLY LEFT BLANK

L-21258                                                              May 3, 2004

         TRAVELERS LIFE & ANNUITY PREMIER ADVISERS L ANNUITY PROSPECTUS:
           THE TRAVELERS SEPARATE ACCOUNT SEVEN FOR VARIABLE ANNUITIES THE TRAVELERS SEPARATE ACCOUNT EIGHT FOR VARIABLE ANNUITIES

This prospectus describes TRAVELERS LIFE & ANNUITY PREMIER ADVISERS L ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by The Travelers Insurance Company or The Travelers Life and Annuity Company. The Travelers Life and Annuity Company does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to contracts and certificates as "Contracts." You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options are:

GREENWICH STREET SERIES FUND                                    THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (CONTINUED)
   Salomon Brothers Variable Aggressive Growth Fund                Equity and Income Portfolio, Class II
    -- Class I Shares(1)                                           Equity Growth Portfolio, Class I
MORGAN STANLEY VARIABLE INVESTMENT SERIES                          Global Franchise Portfolio, Class II Shares
   The Dividend Growth Portfolio -- Class Y                        Global Value Equity Portfolio, Class I
   The Equity Portfolio -- Class Y                               Mid Cap Growth Portfolio, Class I
   The S&P 500 Index Portfolio -- Class Y                          Small Company Growth Portfolio, Class II
SALOMON BROTHERS VARIABLE SERIES FUNDS INC.                        U.S. Mid Cap Value Portfolio, Class I(2)
   All Cap Fund -- Class I                                         U.S. Real Estate Securities Portfolio, Class I
   High Yield Bond Fund -- Class I                                 Value Portfolio, Class I
   Investors Fund -- Class I                                    TRAVELERS SERIES FUND INC.
   Large Cap Growth Fund -- Class I                                AIM Capital Appreciation Portfolio
   Small Cap Growth Fund -- Class I                                MFS Total Return Portfolio
   Strategic Bond Fund -- Class I                               VAN KAMPEN LIFE INVESTMENT TRUST
SCUDDER VARIABLE SERIES I                                          Comstock Portfolio -- Class II Shares
   Scudder Growth and Income Portfolio -- Class B                  Emerging Growth Portfolio -- Class II Shares
SCUDDER VARIABLE SERIES II                                         Enterprise Portfolio -- Class II Shares
   Scudder International Select Equity Portfolio -- Class B        Government Portfolio -- Class II Shares
THE TRAVELERS SERIES TRUST                                         Growth and Income Portfolio -- Class II Shares
   Equity Income Portfolio                                         Money Market Portfolio -- Class II Shares
   Large Cap Portfolio                                          VARIABLE INSURANCE PRODUCTS FUND II
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.                            Contrafund(R) Portfolio -- Service Class 2
   Core Plus Fixed Income Portfolio, Class II                   VARIABLE INSURANCE PRODUCTS FUND III
   Emerging Markets Equity Portfolio, Class I                      Mid Cap Portfolio -- Service Class 2
--------------
(1)     Formerly Salomon Brothers Variable Emerging Growth      (2)   Formerly U.S. Mid Cap Core Portfolio, Class I
           Fund -- Class I Shares

The Contract, certain contract features and/or some of the Variable Funding Options may not be available in all states.

This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 3, 2004. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to Travelers Life & Annuity, Annuity Investor Services, One Cityplace, 3 CP, Hartford, Connecticut 06103-3415, call 1-800-599-9460 or access the SEC's website (http://www.sec.gov). See Appendix B for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                          PROSPECTUS DATED MAY 3, 2004

                                TABLE OF CONTENTS

Glossary...............................................  3     The Annuity Period......................................... 39
Summary................................................  5         Maturity Date.......................................... 39
Fee Table .............................................  9         Allocation of Annuity.................................. 40
Condensed Financial Information ....................... 15         Variable Annuity....................................... 40
The Annuity Contract................................... 15         Fixed Annuity.......................................... 41
   Contract Owner Inquiries............................ 16      Payment Options........................................... 41
   Purchase Payments................................... 16         Election of Options.................................... 41
   Accumulation Units.................................. 16         Annuity Options........................................ 41
   The Variable Funding Options........................ 16         Variable Liquidity Benefit............................. 42
The Fixed Account...................................... 20      Miscellaneous Contract Provisions......................... 42
Charges and Deductions................................. 21         Right to Return........................................ 42
   General............................................. 21         Termination............................................ 42
   Administrative Charges.............................. 21         Required Reports....................................... 42
   Mortality and Expense Risk Charge................... 22         Suspension of Payments................................. 43
   Withdrawal Charge................................... 22      The Separate Accounts..................................... 43
   Free Withdrawal Allowance........................... 22         Performance Information................................ 43
   Transfer Charge..................................... 23      Federal Tax Considerations................................ 44
   Enhanced Stepped-Up Provision Charge................ 23         General Taxation of Annuities.......................... 44
   Guaranteed Minimum Withdrawal Benefit                           Types of Contracts: Qualified and Non-qualified........ 44
    Charge............................................. 23         Qualified Annuity Contracts............................ 44
   Guaranteed Minimum Accumulation Benefit                           Taxation of Qualified Annuity Contracts.............. 44
    Charge.............................................              Mandatory Distributions for Qualified Plans.......... 44
   Variable Liquidity Benefit Charge................... 23         Non-qualified Annuity Contracts........................ 45
   Variable Funding Option Expenses.................... 23           Diversification Requirements for
   Premium Tax......................................... 23             Variable Annuities................................. 45
   Changes in Taxes Based upon Premium                               Ownership of the Investments......................... 46
     or Value.......................................... 24           Taxation of Death Benefit Proceeds................... 46
Transfers.............................................. 24         Other Tax Considerations............................... 46
   Dollar Cost Averaging............................... 25           Treatment of Charges for Optional
Access to Your Money................................... 26             Death Benefits..................................... 46
   Systematic Withdrawals.............................. 26           Penalty Tax for Premature Distribution............... 46
Ownership Provisions................................... 26           Puerto Rico Tax Considerations....................... 46
   Types of Ownership.................................. 26           Non-Resident Aliens.................................. 47
     Contract Owner.................................... 26      Other Information........................................  47
     Beneficiary....................................... 27         The Insurance Companies...............................  47
     Annuitant......................................... 27         Financial Statements..................................  47
Death Benefit.......................................... 27         Distribution of Variable Annuity Contracts............  47
  Death Proceeds before the Maturity Date.............. 27         Conformity with State and Federal Laws................  48
  Enhanced Stepped-Up Provision........................ 28         Voting Rights.........................................  48
  Payment of Proceeds.................................. 29         Restrictions on Financial Transactions................  48
  Spousal Contract Continuance......................... 31         Legal Proceedings and Opinions........................  49
  Beneficiary Contract Continuance..................... 31      Appendix A: Condensed Financial Information
  Planned Death Benefit................................ 31         for The Travelers Separate Account Seven
  Death Proceeds after the Maturity Date............... 32           for Variable Annuities.............................. A-1
 Living Benefits....................................... 32      Appendix B: Condensed Financial Information
   Guaranteed Minimum Withdrawal Benefit............... 32         for The Travelers Separate Account Eight
   Guaranteed Minimum Accumulation Benefit............. 34           for Variable Annuities.............................. B-1
                                                                Appendix C: Fixed Account................................ C-1
                                                                Appendix D: Contents of the Statement of
                                                                   Additional Information................................ D-1

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.

HOME OFFICE -- the Home Office of The Travelers Insurance Company or The Travelers Life and Annuity Company or any other office that we may designate for the purpose of administering this Contract.

MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity or income option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401(a), 403(b), 408(b), or 414(d) of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.

WE, US, OUR -- The Travelers Insurance Company or The Travelers Life and Annuity Company.

WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- the Contract Owner.

                                    SUMMARY:

               TRAVELERS LIFE & ANNUITY PREMIER ADVISERS L ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either The Travelers Insurance Company or The Travelers Life and Annuity Company, ("the Company," "We" or "Us"). The Travelers Life and Annuity Company does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated account ("Separate Account"). The Travelers Insurance Company sponsors the Travelers Separate Account Seven for Variable Annuities ("Separate Account Seven"); The Travelers Life and Annuity Company sponsors the Travelers Separate Account Eight for Variable Annuities ("Separate Account Eight"). When we refer to the Separate Account, we are referring to either Separate Account Seven or Separate Account Eight, depending upon your issuing Company.

You may only purchase a contract in states where the Contract has been approved for sale. The Contract may not currently be available for sale in all states.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (Annuity Payments) you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments from the Variable Funding Options and/or the Fixed Account. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options or income options and begin to receive payments, it cannot be changed.

WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b) 408(b), or 414(d) of the Code. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $5,000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.

This product is available to owners and Annuitants under the age of 80 as of the Contract Date.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of the Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no limit to the number of transfers allowed. We may, in the future, limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date. However, this restriction does not apply to transfers that are a part of the dollar cost averaging program.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from the amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15%, and deduct the M&E at an annual rate of 1.80%. For Contracts with a value of less than $40,000 we also deduct an annual contract administrative charge of $30. Each Underlying Fund also charges for management costs and other expenses.

We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments. The maximum percentage is 6%, decreasing to 0% in Contract Year four and later.

If you select the Enhanced Stepped-Up provision ("E.S.P."), an additional 0.15% annually will be deducted from amounts in the Variable Funding Options. THIS PROVISION IS NOT AVAILABLE WHEN EITHER THE ANNUITANT OR CONTRACT OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

Upon annuitization, if the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. Please refer to Payment Options for a description of this benefit

If you select the Guaranteed Minimum Withdrawal Benefit ("GMWB"), a maximum of 1.00% annually will be deducted from amounts in the Variable Funding Options. The current charge is 0.40%.

If you select the Guaranteed Minimum Accumulation Benefit ("GMAB"), a charge equal to 0.50% annually will be deducted from amounts in the Variable Funding Options.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 591/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Income taxes, and/or a penalty tax may apply to taxable amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or election of beneficiary contract continuance. Please refer to the Death Benefit section in the prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

     o SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn.

     o DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

     o AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

     o BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(ies) may elect to continue his/her portion of the Contract rather than have the death benefit paid to the beneficiary.

     o MANAGED DISTRIBUTION PROGRAM. This program allows us to automatically calculate and distribute to you, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service's minimum distribution requirements imposed on certain contracts once the owner reaches age 70 1/2 or retires. These minimum distributions occur during the accumulation phase.

     o SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.

     o ENHANCED STEPPED-UP PROVISION. For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.

     o BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of the beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(ies) may elect to continue his/her portion of the Contract.

     o GUARANTEED MINIMUM WITHDRAWAL BENEFIT. ("PRINCIPAL GUARANTEE") For an additional charge, we will guarantee the periodic return of your Purchase Payments. Under this benefit, we will pay you a maximum of 5% or 10% of your Purchase Payments, depending on when you elect to begin receiving the payments, every year until your Purchase Payments have been returned in full. We reserve the right not to include additional Purchase Payments in the calculation of the amount that we guarantee to return.

     o GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB"). For an additional charge, we will guarantee that your Contract Value will not be less than a minimum amount at the end of a specified number of years. The guaranteed amount is based on your Purchase Payments, including additional Purchase Payments you make within 12 months of electing the rider. Additional Purchase Payments made more than 12 months after you elect the rider will not increase the guaranteed amount. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount.

                                    FEE TABLE
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

       WITHDRAWAL CHARGE............................6%(1)
       (as a percentage of the Purchase Payments withdrawn)

       TRANSFER CHARGE..............................$10(2)
       (assessed on transfers that exceed 12 per year)

       VARIABLE LIQUIDITY BENEFIT
       CHARGE.......................................6%(3)
       (As a percentage of the present value of the remaining Annuity Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

       ANNUAL CONTRACT ADMINISTRATIVE CHARGE........$30(4)
--------------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for four years. The charge is as follows:


               YEARS SINCE PURCHASE PAYMENT MADE          WITHDRAWAL CHARGE
          --------------------------------------------- -----------------------
           GREATER THAN OR EQUAL TO    BUT LESS THAN
                   0 years                1 years                 6%
                   1 years                2 years                 5%
                   2 years                3 years                 4%
                   3 years                4 years                 3%
                   4+ years                                       0%


(2)  We currently do not assess the transfer charge.

(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after four years. The charge is as follows:

              YEARS SINCE INITIAL PURCHASE PAYMENT        WITHDRAWAL CHARGE
          --------------------------------------------- -----------------------
           GREATER THAN OR EQUAL TO    BUT LESS THAN
                   0 years                1 years                 6%
                   1 years                2 years                 5%
                   2 years                3 years                 4%
                   3 years                4 years                 3%
                   4+ years                                       0%

(4) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES
(AS A PERCENTAGE OF THE AVERAGE DAILY NET ASSETS OF THE SEPARATE ACCOUNT)

We will assess a mortality and expense risk charge ("M&E") of 1.80% and an administrative expense charge of 0.15% on all contracts. In addition, there is a 0.15% charge for E.S.P., a 0.50% charge for GMAB, and a maximum charge of 1.00% for GMWB, each an optional feature. Below is a summary of all charges that may apply, depending on the optional features you select:

Mortality and Expense Risk Charge....................................   1.80%
Administrative Expense Charge........................................   0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL
FEATURES SELECTED....................................................   1.95%
Optional E.S.P. Charge...............................................   0.15%
TOTAL ANNUAL SEPARATE ACCOUNT ANNUAL CHARGES WITH E.S.P. ONLY
SELECTED.............................................................   2.10%
Optional GMAB Charge.................................................   0.50%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMAB ONLY SELECTED........   2.30%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMAB SELECTED(5)  2.45%
Maximum Optional GMWB Charge.........................................   1.00%(6)
TOTAL ANNUAL SEPARATE ACCOUNT ANNUAL CHARGES WITH GMWB ONLY SELECTED.   2.95%
TOTAL ANNUAL SEPARATE ACCOUNT ANNUAL CHARGES WITH E.S.P. AND
GMWB ONLY SELECTED...................................................   3.10%
--------------
(5)  GMAB and GMWB cannot both be elected.

(6)  The current charge for GMWB is 0.40%.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2003 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9406.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                         MINIMUM      MAXIMUM
                                                       -----------  ------------
TOTAL ANNUAL FUND OPERATING EXPENSES                      0.71%        4.98%
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service fees (12b-1) fees, and other expenses.)

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

                                                DISTRIBUTION
                                                   AND/OR                     TOTAL        CONTRACTUAL        NET TOTAL
                                                  SERVICE                     ANNUAL        FEE WAIVER         ANNUAL
                                 MANAGEMENT       (12b-1)        OTHER      OPERATING     AND/OR EXPENSE      OPERATING
UNDERLYING FUND:                    FEE             FEES       EXPENSES      EXPENSES     REIMBURSEMENT       EXPENSES
-----------------------------    ----------     ------------   --------     ---------     --------------      ---------
GREENWICH STREET SERIES FUND
   Salomon Brothers
     Variable Aggressive
     Growth Fund -- Class I
     Shares                        0.95%            --           0.61%        1.56%            --               1.56%
MORGAN STANLEY VARIABLE
   INVESTMENT SERIES
   The Dividend Growth
     Portfolio -- Class Y*         0.57%           0.25%         0.02%        0.84%            --               0.84%

   The Equity Portfolio --
     Class Y*                      0.50%           0.25%         0.02%        0.77%            --               0.77%

   The S&P 500 Index
     Portfolio -- Class Y*         0.40%           0.25%         0.06%        0.71%            --               0.71%(1)

SALOMON BROTHERS VARIABLE
   SERIES FUNDS INC.
   All Cap Fund -- Class I         0.85%            --           0.13%        0.98%            --               0.98%

   High Yield Bond Fund --
     Class I                       0.75%            --           0.26%        1.01%            --                  --(10)

   Investors Fund -- Class I       0.70%            --           0.12%        0.82%            --               0.82%

   Large Cap Growth Fund --
     Class I                       0.75%            --           3.98%        4.73%            --                  --(10)

   Small Cap Growth Fund --
     Class I                       0.75%            --           0.51%        1.26%            --               1.26%

   Strategic Bond Fund --
     Class I                       0.75%            --           0.28%        1.03%            --                  --(10)

SCUDDER VARIABLE SERIES I
   Scudder Growth and
     Income Portfolio --
     Class B*                      0.48%           0.25%         0.18%        0.91%           0.25%             0.66%(2)

SCUDDER VARIABLE SERIES II
   Scudder International
     Select Equity
     Portfolio-- Class B*          0.75%           0.25%         0.33%        1.33%            --               1.33%(2)

THE TRAVELERS SERIES TRUST
   Equity Income Portfolio         0.75%            --           0.12%        0.87%            --               0.87%(3)
   Large Cap Portfolio             0.75%            --           0.11%        0.86%            --               0.86%(3)

THE UNIVERSAL INSTITUTIONAL
   FUNDS, INC.
   Core Plus Fixed Income
     Portfolio, Class II*          0.40%           0.35%         0.33%        1.08%            --                  --(10)

   Emerging Markets Equity
     Portfolio, Class I            1.25%            --           0.62%        1.87%            --                  --(4)

   Equity and Income
     Portfolio, Class II*          0.60%           0.35%         0.92%        1.87%            --                  --(10)

   Equity Growth Portfolio,
     Class I                       0.55%            --           0.39%        0.94%            --                  --(10)

   Global Franchise
     Portfolio, Class II
     Shares*                       0.80%           0.35%         2.07%        3.22%            --                  --(10)

   Global Value Equity
     Portfolio, Class I            0.80%            --           0.48%        1.28%            --                  --(10)

   Mid Cap Growth
     Portfolio, Class I            0.75%            --           0.58%        1.33%            --                  --(10)

   Small Company Growth
     Portfolio, Class II*          0.95%           0.35%          --          4.98%            --                  --(10)

                                                DISTRIBUTION
                                                   AND/OR                     TOTAL        CONTRACTUAL        NET TOTAL
                                                  SERVICE                     ANNUAL        FEE WAIVER         ANNUAL
                                 MANAGEMENT       (12b-1)        OTHER      OPERATING     AND/OR EXPENSE      OPERATING
UNDERLYING FUND:                    FEE             FEES       EXPENSES      EXPENSES     REIMBURSEMENT       EXPENSES
-----------------------------    ----------     ------------   --------     ---------     --------------      ---------
   U.S. Mid Cap Value
     Portfolio, Class I            0.75%            --           0.37%        1.12%            --                  --(10)

   U.S. Real Estate
     Securities Portfolio,
     Class I                       0.80%            --           0.31%        1.11%            --                  --(10)

   Value Portfolio, Class I        0.55%            --           0.44%        0.99%            --                  --(10)

TRAVELERS SERIES FUND INC.
   AIM Capital Appreciation
     Portfolio                     0.80%            --           0.05%        0.85%            --               0.85%

   MFS Total Return
     Portfolio                     0.80%            --           0.02%        0.82%            --               0.82%

VAN KAMPEN LIFE INVESTMENT
   TRUST
   Comstock Portfolio --
     Class II Shares*              0.60%           0.25%         0.05%        0.90%            --               0.90%

   Emerging Growth
     Portfolio -- Class II
     Shares*                       0.70%           0.25%         0.07%        1.02%            --               1.02%

   Enterprise Portfolio --
     Class II Shares*              0.50%           0.25%         0.14%        0.89%            --                  --(5),(10)

   Government Portfolio --
     Class II Shares*              0.50%           0.25%         0.13%        0.88%            --                  --(6),(10)

   Growth and Income
     Portfolio -- Class II
     Shares*                       0.60%           0.25%         0.06%        0.91%            --                  0.91%

   Money Market Portfolio
    --  Class II Shares*           0.50%           0.25%         0.19%        0.94%            --                  --(7),(1)

VARIABLE INSURANCE PRODUCTS
   FUND II
   Contrafund(R) Portfolio --
     Service Class 2*              0.58%           0.25%         0.10%        0.93%            --                  --(8),(10)

VARIABLE INSURANCE PRODUCTS
   FUND III
   Mid Cap Portfolio --
     Service Class 2*              0.58%           0.25%         0.12%        0.95%            --                  --(9),(10)

--------------
* The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

NOTES

(1) The Investment Manager has agreed to assume all operating expenses (except for distribution fees) and to waive its compensation to the extent that such expenses and compensation on an annualized basis exceed 0.50% of the Portfolio's daily net assets.

(2) The other expenses category for the Class B Shares has been restated to reflect estimated expenses for that class resulting from new compensation arrangements with certain participating insurance companies for record keeping as approved by the Trustees of the Fund. Record keeping fees can be charged up to 0.15% for Class B Shares.

(3) Fund has a voluntary waiver of 0.95%. Other Expenses include a 0.06% administrative services fee the Fund pays to Travelers Insurance Company.

(4) The table below shows the amount of the waiver or reimbursement and the net total annual operating expenses for Underlying Funds that have entered into a voluntary fee waiver and/or expense reimbursement arrangement. The net total annual operating expense figure reflects the fee waivers and/or expense reimbursements that were in effect as of the Underlying Fund's fiscal year end. However, as these arrangements are voluntary, they may be changed or terminated at any time, in which case the Underlying Fund would be subject to different net total annual operating expenses. Without such waivers performance would be lower. Additionally, in determining the actual amount of management fee waiver and/or expense reimbursement for a Portfolio, if any, the adviser excludes from total annual operating expenses certain investment related expenses, such as foreign country tax expense and interest expense on borrowing. Included in "Other Expenses" of the Emerging Markets Equity Portfolio is 0.03% of such investment related expenses.

(5) Under the terms of the Advisory agreement, if the total ordinary business expenses, exclusive of taxes, distribution fees and interest, exceed .95% of the average daily net assets of the Portfolio, the Adviser will reimburse the Portfolio for the amount of the excess. Additionally, the Adviser has voluntarily agreed to reimburse the Portfolio for all expenses as a percentage of average daily net assets in excess of .60% and .85% for Classes I and II, respectively. For the year ended December 31, 2003, the Adviser waived $57,431 of its investment advisory fees. This waiver is voluntary in nature and can be discontinued at the Adviser's discretion.

(6) Under the terms of the Advisory agreement, if the total ordinary business expenses, exclusive of taxes, distribution fees and interest, exceed .95% of the average daily net assets of the Portfolio, the Adviser will reimburse the Portfolio for the amount of the excess. Additionally, the Adviser has voluntarily agreed to reimburse the Portfolio for all expenses as a percent of average daily net assets in excess of .60% for Class I Shares and .85% for Class II Shares. For the year ended December 31, 2003, the Adviser voluntarily waived $52,190 of its investment advisory fees. This waiver is voluntary in nature and can be discontinued at the Adviser's discretion.

(7) Under the terms of the Advisory agreement, if the total ordinary business expenses, exclusive of taxes, distribution fees and interest, exceed .95% of the average daily net assets of the Portfolio, the Adviser will reimburse the Portfolio for the amount of the excess. Additionally, the Adviser has voluntarily agreed to reimburse the Portfolio for all expenses as a percent of average daily net assets in excess of .60% for Class I Shares and .85% for Class II Shares. For the year ended December 31, 2003, the Adviser waived $62,439 of its investment advisory fees. This waiver is voluntary in nature and can be discontinued at the Adviser's discretion.

(8) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.90%. These offsets may be discontinued at any time.

(9) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.93%. These offsets may be discontinued at any time.

(10) The table below shows the amount of the waiver or reimbursement and the net total annual operating expenses for Underlying Funds that have entered into a voluntary fee waiver and/or expense reimbursement arrangement. The net total annual operating expense figure reflects the fee waivers and/or expense reimbursements that were in effect as of the Underlying Fund's fiscal year end. However, as these arrangements are voluntary, they may be changed or terminated at any time, in which case the Underlying Fund would be subject to different net total annual operating expenses. Without such waivers performance would be lower.

                                                         VOLUNTARY FEE
                                                         WAIVER AND/OR
                                                            EXPENSE         NET TOTAL ANNUAL
     FUNDING OPTION                                      REIMBURSEMENT     OPERATING EXPENSES
     ----------------                                  ------------------ ----------------------
     High Yield Bond Fund -- Class I...................      0.01%                1.00%
     Large Cap Growth Fund -- Class I..................      3.73%                1.00%
     Strategic Bond Fund -- Class I....................      0.03%                1.00%
     Core Plus Fixed Income Portfolio, Class II........      0.13%                0.95%
     Emerging Markets Equity Portfolio, Class I........      0.09%                1.78%
     Equity and Income Portfolio, Class II.............      0.87%                1.00%
     Equity Growth Portfolio, Class I..................      0.09%                0.85%
     Global Franchise Portfolio, Class II Shares.......      2.02%                1.20%
     Global Value Equity Portfolio, Class I............      0.13%                1.15%
     Mid Cap Growth Portfolio, Class I.................      0.28%                1.05%
     Small Company Growth Portfolio, Class II..........      3.73%                1.25%
     U.S. Mid Cap Value Portfolio, Class I.............      0.07%                1.05%
     U.S. Real Estate Securities Portfolio, Class I....      0.01%                1.10%
     Value Portfolio, Class I..........................      0.14%                0.85%
     Enterprise Portfolio Class II Shares..............      0.04%                0.85%
     Government Portfolio Class II Shares..............      0.03%                0.85%
     Money Market Portfolio Class II Shares............      0.09%                0.85%
     Contrafund(R) Portfolio -- Service Class 2........      0.03%                0.90%
     Mid Cap Portfolio -- Service Class 2..............      0.02%                0.93%

EXAMPLES

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. These examples do not represent past or future expenses. Your actual expenses may be more or less than those shown.

These examples assume that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The examples reflect the annual contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the examples are based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and do not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The examples assume you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. In each example, your actual expenses will be less than those shown if you do not elect all of the available optional benefits. The GMAB and the GMWB cannot both be elected.

EXAMPLE 1 -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and the Guaranteed Minimum Withdrawal Benefit (assuming the maximum charge applies).

                                                                                      IF CONTRACT IS NOT SURRENDERED OR
                                           IF CONTRACT IS SURRENDERED AT THE END       ANNUITIZED AT THE END OF PERIOD
                                                      OF PERIOD SHOWN                              SHOWN**
                                          ----------------------------------------  --------------------------------------
FUNDING OPTION                             1 YEAR   3 YEARS   5 YEARS   10 YEARS    1 YEAR    3 YEARS   5 YEARS   10 YEARS
----------------                          --------- --------- --------  ----------  --------  --------  --------  --------
Underlying Fund with Minimum Total
Annual Operating Expenses..............     985       1569     1971       4060        385      1169      1971      4060
Underlying Fund with Maximum Total
Annual Operating Expenses..............     1397      2718     3747       6948        797      2318      3747      6948


EXAMPLE 2 -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and the Guaranteed Minimum Withdrawal Benefit (assuming the current charge applies).

                                                                                     IF CONTRACT IS NOT SURRENDERED OR
                                          IF CONTRACT IS SURRENDERED AT THE END       ANNUITIZED AT THE END OF PERIOD
                                                    OF PERIOD SHOWN                              SHOWN**
                                          ---------------------------------------  --------------------------------------
FUNDING OPTION                            1 YEAR    3 YEARS   5 YEARS  10 YEARS     1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------                          --------  --------  -------- ----------  --------- --------- --------  --------
Underlying Fund with Minimum Total
Annual Operating Expenses..............    926       1394      1687      3529        326       994      1687      3529
Underlying Fund with Maximum Total
Annual Operating Expenses..............    1340      2566      3522      6625        740       2166     3522      6625


EXAMPLE 3 -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and the Guaranteed Minimum Accumulation Benefit.

                                          IF CONTRACT IS SURRENDERED AT THE END       IF CONTRACT IS NOT SURRENDERED OR
                                                     OF PERIOD SHOWN               ANNUITIZED AT THE END OF PERIOD SHOWN**
                                          ---------------------------------------  ----------------------------------------
FUNDING OPTION                            1 YEAR    3 YEARS   5 YEARS  10 YEARS     1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------                          --------  --------  -------- ----------  --------- --------- --------  ----------
Underlying Fund with Minimum Total
Annual Operating Expenses..............    936       1424      1735      3620        336       1024     1735       3620
Underlying Fund with Maximum Total
Annual Operating Expenses..............    1350      2592      3560      6681        750       2192     3560       6681

                         CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

See Appendices A and B.

                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------

Travelers Life & Annuity Premier Advisers L Annuity is a contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. We may also offer a Fixed Account option. Where permitted by law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

The Contract is an "L" class contract. This means that the period of time that the withdrawal charge applies on withdrawals may be reduced, but that the mortality and expense risk charge may be higher than other Contracts we offer. If you anticipate that you will not need to make withdrawals from your Contract in the near term, you may want to consider purchasing one of the other contracts we offer. Your agent can provide you with information about these other contracts.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

This product is available to owners and Annuitants under the age of 80 on the Contract Date.

The ages of the owner and Annuitant determine which optional features are available to you.

                                                  MAXIMUM AGE BASED ON THE OLDER
                                                         OF THE OWNER AND
    DEATH BENEFIT/OPTIONAL FEATURE                ANNUITANT ON THE CONTRACT DATE
----------------------------------------       ---------------------------------
Standard Death Benefit                                          80
Enhanced Stepped-Up Provision (E.S.P)                           75

Since certain optional features carry higher charges, you should consider the ages of the owner and Annuitant when electing these benefits, as the additional value provided by the benefit may be significantly reduced or eliminated depending on the ages of the owner and Annuitant at the time of election.

Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits. You should consult with your financial adviser to determine if this Contract is appropriate for you.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-800-599-9460.

PURCHASE PAYMENTS

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $5,000. You may make additional payments of at least $500 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase Payments over $1,000,000 may be made only with our prior consent.

We will apply the initial Purchase Payment less any applicable premium tax (net Purchase Payment) within two business days after we receive it in good order at our Home Office. We will credit subsequent Purchase Payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each funding option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each funding option by the value of its Accumulation Unit. We calculate the value of an Accumulation Unit for each funding option each day the New York Stock Exchange is open. The values are calculated as of 4:00 p.m. Eastern time. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS

You choose the Variable Funding Options to which you allocate your Purchase Payments. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are offered only through variable annuity and variable life insurance products. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.

The Underlying Funds offered though this product are selected by the Company based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor the Company considers during the initial selection process is whether the Underlying Fund or an affiliate of the Underlying Fund will compensate the Company for providing administrative, marketing, and support services that would otherwise be provided by the Fund, the Fund's investment advisor, or its distributor. Finally, when the Company develops a variable annuity product in cooperation with a fund family or distributor (e.g. a "private label" product), the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

Each Underlying Fund is reviewed periodically after having been selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments to an Underlying Fund if the Company determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets.

In addition, if any of the Underlying Funds become unavailable for allocating Purchase Payments, or if we believe that further investment in an Underlying Fund is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

You will find detailed information about the Underlying Funds and their inherent risks in the current prospectuses for the Underlying Funds. Since each option has varying degrees of risk, please read the prospectuses carefully. There is no assurance that any of the Underlying Funds will meet its investment objectives. Contact your registered representative or call 1-800-842-9406 to request copies of the prospectuses.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, the Company and TDLLC have arrangements with the investment adviser, subadviser, distributor, and/or affiliated companies of most of the Underlying Funds under which the Company and TDLLC receive payments in connection with our provision of administrative, marketing or other support services to the Funds. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and TDLLC incur in promoting, issuing, distributing and administering the contracts. The Company and its affiliates may profit from these fees.

The payments are generally based on a percentage of the average assets of each Underlying Fund allocated to the Variable Funding Options under the Contract or other contracts offered by the Company. The amount of the fee that an Underlying Fund and its affiliates pay the Company and/or the Company's affiliates is negotiated and varies with each Underlying Fund. Aggregate fees relating to the different Underlying Funds may be as much as 0.60% of the average net assets of an Underlying Fund attributable to the relevant contracts. A portion of these payments may come from revenue derived from the Distribution and/or Service Fees (12b-1 fees) that are paid by an Underlying Fund out its assets as part of its Total Annual Operating Expenses.

The current Variable Funding Options are listed below, along with their investment advisers and any subadviser:

                                                         INVESTMENT                               INVESTMENT
            FUNDING OPTION                               OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------   -----------------------------------------   ------------------------------------
GREENWICH STREET SERIES FUND
   Salomon Brothers Variable              Seeks capital appreciation. The Fund        Salomon Brothers Asset Management
     Aggressive Growth Fund -- Class I    normally invests in common stocks of        ("SBAM")
     Shares                               companies that the manager believes are
                                          experiencing or will experience growth
                                          in earnings and/or cash flow that
                                          exceeds the average rate of earnings
                                          growth of the companies that comprise
                                          the S&P 500. The Fund may invest in
                                          the securities of large, well-known
                                          companies, but a significant portion
                                          of Fund assets may also be invested in
                                          small to medium sized companies.

                                                         INVESTMENT                               INVESTMENT
            FUNDING OPTION                               OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------   -----------------------------------------   ------------------------------------
MORGAN STANLEY VARIABLE INVESTMENT
   SERIES
   The Dividend Growth Portfolio --       Seeks to provide reasonable current         Morgan Stanley Investment Advisors
     Class Y                              income and long term growth of income       Inc. ("Morgan Stanley")
                                          and capital. The Fund normally invests
                                          in the common stocks of companies with
                                          a record of paying dividends and the
                                          potential for increasing dividends.

   The Equity Portfolio -- Class Y        Seeks growth of capital and secondarily     Morgan Stanley
                                          income when consistent with the primary
                                          objective. The Fund normally invests in
                                          equity securities and securities
                                          convertible into equity securities that
                                          are believed to have potential for
                                          superior growth.

   The S&P 500 Index Portfolio --         Seeks to provide investment results         Morgan Stanley.
     Class Y                              that, before expenses, correspond to
                                          the total return of the S&P 500 Index.
                                          The Fund normally invests in the common
                                          stocks included in the Index.
SALOMON BROTHERS VARIABLE SERIES
   FUNDS INC.
   All Cap Fund -- Class I                Seeks capital appreciation. The Fund        SBAM
                                          normally invests in common stocks and
                                          their equivalents of companies believed
                                          to be undervalued in the marketplace.

   High Yield Bond Fund -- Class I        Seeks total return consistent with          SBAM
                                          the preservation of capital. The Fund
                                          normally invests in high yield
                                          fixed-income securities issued by
                                          U.S. and foreign corporations and
                                          foreign governments.

   Investors Fund -- Class I              Seeks long term growth of capital.          SBAM
                                          Secondarily seeks current income. The
                                          Fund normally invests in common stocks
                                          of established companies.

   Large Cap Growth Fund -- Class I       Seeks long-term growth of capital.          SBAM
                                          The Fund normally invests in equity
                                          securities of companies with large
                                          market capitalizations.

   Small Cap Growth Fund -- Class I       Seeks long term growth of capital.          SBAM
                                          The Fund normally invests in equity
                                          securities of companies with small
                                          market capitalizations.

   Strategic Bond Fund -- Class I         Seeks to maximize total return              SBAM
                                          consistent with the preservation of
                                          capital. The Fund normally invests in a
                                          globally diverse portfolio of
                                          fixed-income securities.
SCUDDER VARIABLE SERIES I
   Scudder Growth and Income              Seeks long-term growth of capital,          Deutsche Investment Management
     Portfolio -- Class B                 current income and growth of income.        Americas Inc.
                                          The Fund normally invests in equities
                                          of large U.S. companies, although it
                                          may invest in companies of any size
                                          and from any country.

SCUDDER VARIABLE SERIES II
   Scudder International Select           Seeks capital appreciation. The Fund        Deutsche Investment Management
     Equity Portfolio -- Class B          normally invests in a focused list of       Americas Inc.
                                          approximately 40 stocks, with 50% of        Subadviser: Deutsche Asset
                                          its assets invested in securities that      Management Investments Services
                                          are represented on the MSCI EAFE Index      Ltd.
                                          and the other 50% invested in non-Index
                                          securities of companies located in the
                                          countries that make up the Index, such
                                          as Germany, Australia, Singpore and
                                          Japan.

                                                         INVESTMENT                               INVESTMENT
            FUNDING OPTION                               OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------   -----------------------------------------   ------------------------------------
THE TRAVELERS SERIES TRUST
   Equity Income Portfolio                Seeks reasonable income. The Fund           TAMIC
                                          normally invests in equity securities       Subadviser: Fidelity Management &
                                          with a focus on income producing            Research Company ("FMR")
                                          equities.

   Large Cap Portfolio                    Seeks long term growth of capital.          TAMIC
                                          The Fund normally invests in the            Subadviser: FMR
                                          securities of companies with large
                                          market capitalizations.

THE UNIVERSAL INSTITUTIONAL FUNDS,
   INC.
   Core Plus Fixed Income Portfolio,
     Class II                             Seeks above-average total return over       Morgan Stanley
                                          a market cycle of three to five
                                          years. The Fund normally invests in a
                                          diversified mix of dollar denominated
                                          investment grade fixed income
                                          securities, particularly U.S.
                                          Government, corporate and mortgage
                                          securities.

   Emerging Markets Equity Portfolio,     Seeks long-term capital appreciation.       Morgan Stanley
     Class I                              The Fund normally invests in
                                          growth-oriented equity securities of
                                          issuers in emerging market countries.

   Equity and Income Portfolio, Class     Seeks both capital appreciation and         Morgan Stanley
     II                                   current income. The Fund normally
                                          invests in income-producing equity
                                          instruments (including common stocks,
                                          preferred stocks and convertible
                                          securities) and investment grade fixed
                                          income securities.

   Equity Growth Portfolio, Class I       Seeks long-term capital appreciation.       Morgan Stanley
                                          The Fund normally invests in
                                          growth-oriented equity securities of
                                          large capitalization companies.

   Global Franchise Portfolio,            Seeks long-term capital appreciation.       Morgan Stanley
     Class II Shares                      The Fund normally invests in equity
                                          securities of issuers located
                                          throughout the world believed to have,
                                          among other things, resilient business
                                          franchises and growth potential.

   Global Value Equity Portfolio,         Seeks long-term capital appreciation.       Morgan Stanley
     Class I                              The Fund normally invests in equity
                                          securities of issuers throughout the
                                          world, including U.S. issuers.

   Mid Cap Growth Portfolio, Class I      Seeks long-term capital appreciation.       Morgan Stanley
                                          The Fund normally invests in common
                                          stocks and other equity securities of
                                          growth-oriented mid cap companies.

   Small Company Growth Portfolio,        Seeks long-term capital appreciation.       Morgan Stanley
     Class II                             The Fund normally invests in
                                          growth-oriented equity securities of
                                          small U.S. and, to a limited extent,
                                          foreign companies.

   U.S. Mid Cap Value Portfolio,          Seeks long-term capital appreciation.       Morgan Stanley
     Class I                              The Fund normally invests in common
                                          stocks and other equity securities of
                                          growth-oriented mid cap companies.

   U.S. Real Estate Securities            Seeks above average current income          Morgan Stanley
     Class I                              and Portfolio, long-term capital
                                          appreciation. The Fund normally
                                          invests in equity securities of
                                          companies in the U.S. real estate
                                          industry, including real estate
                                          investment trusts.

   Value Portfolio, Class I               Seeks above-average total return over a     Morgan Stanley
                                          market cycle of three to five years.
                                          The Fund normally invests in common
                                          stocks and other equity securities of
                                          companies undervalued in comparison to
                                          the market.

                                                         INVESTMENT                               INVESTMENT
            FUNDING OPTION                               OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------   -----------------------------------------   ------------------------------------
TRAVELERS SERIES FUND INC.
   AIM Capital Appreciation Portfolio     Seeks capital appreciation. The Fund        Travelers Investment Adviser Inc.
                                          normally invests in common stocks of        ("TIA")
                                          companies that are likely to benefit        Subadviser: AIM Capital Management
                                          from new products, services or              Inc.
                                          processes or have experienced
                                          above-average earnings growth.

   MFS Total Return Portfolio             Seeks above average income consistent       TIA
                                          with the prudent employment of capital.     Subadviser: Massachusetts
                                          Secondarily, seeks growth of capital        Financial Services
                                          and income. The Fund normally invests
                                          in a broad range of equity and
                                          fixed-income securities of both U.S.
                                          and foreign issuers.

VAN KAMPEN LIFE INVESTMENT TRUST
   Comstock Portfolio -- Class II         Seeks capital growth and income. The        Van Kampen Asset Management Inc.
     Shares                               Fund normally invests in common and         ("Van Kampen")
                                          preferred stocks, and convertible
                                          securities, of well established
                                          undervalued companies.

   Emerging Growth Portfolio -- Class     Seeks capital appreciation. The Fund        Van Kampen
     II Shares                            normally invests in common stocks of
                                          emerging growth companies.

   Enterprise Portfolio -- Class II       Seeks capital appreciation. The Fund        Van Kampen
     Shares                               normally invests in common stocks of
                                          companies believed to have
                                          above-average potential for capital
                                          appreciation.

   Government Portfolio -- Class II       Seeks high current return consistent        Van Kampen
     Shares                               with preservation of capital. The Fund
                                          normally invests in securities issued
                                          or guaranteed by the U.S. Government,
                                          its agencies or instrumentalities.

   Growth and Income Portfolio --         Seeks long-term growth of capital and       Van Kampen
     Class II Shares                      income. The Fund normally invests in
                                          income producing equity securities.

   Money Market Portfolio -- Class II     Seeks protection of capital and high        Van Kampen
     Shares                               current income. The Fund normally
                                          invests in short-term U.S. money market
                                          instruments and seeks to maintain a net
                                          asset value of $1.00 per share.

VARIABLE INSURANCE PRODUCTS FUND II
   Contrafund(R) Portfolio -- Service     Seeks long term capital appreciation.       FMR
     Class 2                              The Fund normally invests in common
                                          stocks of companies whose value may not
                                          be fully recognized by the public.
VARIABLE INSURANCE PRODUCTS FUND III
   Mid Cap Portfolio -- Service Class 2   Seeks long term growth of capital. The      FMR
                                          Fund normally invests in common stocks
                                          of companies with medium market
                                          capitalizations.

                                  FIXED ACCOUNT
--------------------------------------------------------------------------------

We may offer our Fixed Account as a funding option. Please refer to your Contract and Appendix C for more information.

                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

     o the ability for you to make withdrawals and surrenders under the Contracts

     o the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

     o the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs)

     o administration of the annuity options available under the Contracts and

     o    the distribution of various reports to Contract Owners

Costs and expenses we incur include:

     o losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts

     o sales and marketing expenses including commission payments to your registered representative and

     o    other costs of doing business

Risks we assume include:

     o that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

     o that the amount of the death benefit will be greater than the Contract Value and

     o that the costs of providing the services and benefits under the Contracts will exceed the charges deducted

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. We will not reduce or eliminate the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. The amount of any fee or charge is not impacted by an outstanding loan. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

ADMINISTRATIVE CHARGES

There are two administrative charges: the $30 annual contract administrative charge and the administrative expense charge. We will deduct the annual contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct this charge from the Fixed Account or:

     (1)  from the distribution of death proceeds

     (2)  after an annuity payout has begun or

     (3) if the Contract Value on the date of assessment equals or is greater than $40,000

We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our Accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge of 1.80% annually from amounts we hold in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

WITHDRAWAL CHARGE

We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments are withdrawn during the first four years. We will assess the charge as a percentage of the Purchase Payment withdrawn as follows:

         YEARS SINCE PURCHASE PAYMENT MADE          WITHDRAWAL CHARGE
    --------------------------------------------- -----------------------
     GREATER THAN OR EQUAL TO    BUT LESS THAN
             0 years                1 years                 6%
             1 years                2 years                 5%
             2 years                3 years                 4%
             3 years                4 years                 3%
             4+ years                                       0%

For purposes of the withdrawal charge calculations, withdrawals are deemed to be taken first from:

     (a)  any Purchase Payment to which no withdrawal charge applies; then

     (b) any remaining free withdrawal allowance (as described below) after being reduced by (a); then

     (c) any remaining Purchase Payment to which a withdrawal charge applies (on a first-in, first-out basis); then

     (d)  any Contract earnings.

Unless you instruct us otherwise, we will deduct the withdrawal chare form the amount requested.

We will not deduct a withdrawal charge if Purchase Payments are distributed:

     o due to the death of the Contract Owner of the Annuitant (with no Contingent Annuitant surviving);

     o    if a lifetime annuity payout has begun;

     o    under the Managed Distribution Program;

     o if you elect Annuity Payments for a fixed period of at least five years

FREE WITHDRAWAL ALLOWANCE

The free withdrawal allowance applies to any partial or full withdrawal, but does not apply to any withdrawals transferred directly to other unaffiliated carriers or financial institutions.

Beginning in the second Contract Year, you may withdraw up to 10% of the Contract Value annually, without a withdrawal charge (during the first Contract Year, we will apply the free withdrawal allowance to withdrawals under the Systematic Withdrawal Program). If you have Purchase Payments no longer subject to a withdrawal charge, the maximum you may withdraw without a withdrawal charge is the greater of (a) the free withdrawal allowance, or (b) the total amount of Purchase Payments no longer subject to a withdrawal charge. Any free withdrawal taken will reduce Purchase Payments no longer subject to a withdrawal charge. The free withdrawal amount is not cumulative from year to year.

TRANSFER CHARGE

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

ENHANCED STEPPED-UP PROVISION CHARGE

If you select the E.S.P., an additional 0.15% annually will be deducted from amounts in the Variable Funding Options. The E.S.P. option is available if the owner and Annuitant are both under age [75] on the Contract Date.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE

If the GMWB option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, a maximum of 1.00% of the amounts held in each funding option. The current charge is 0.40%. Your current charge will not change unless you reset your benefits, at which time we may modify the charge.

GUARANTEED MINIMUM ACCUMULATION BENEFIT CHARGE

If the GMAB option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, a maximum of 0.50% of the amounts held in each funding option.

VARIABLE LIQUIDITY BENEFIT CHARGE

If you select the Variable Liquidity Benefit, there is a maximum charge of 6% of the amounts withdrawn. This charge is not assessed during the accumulation phase.

We will assess the charge as follows:

      YEARS SINCE INITIAL PURCHASE PAYMENT MADE      WITHDRAWAL CHARGE
     --------------------------------------------- -----------------------
      GREATER THAN OR EQUAL TO    BUT LESS THAN
              0 years                1 years                 6%
              1 years                2 years                 5%
              2 years                3 years                 4%
              3 years                4 years                 3%
              4+ years                                       0%

Please refer to Payment Options for a description of this benefit.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS
--------------------------------------------------------------------------------

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING

THE CONTRACT IS INTENDED FOR USE AS A LONG-TERM INVESTMENT VEHICLE AND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR EXCESSIVE TRADING OR MARKET TIMING IN AN ATTEMPT TO TAKE ADVANTAGE OF SHORT-TERM FLUCTUATIONS IN THE STOCK MARKET. If, in our sole discretion, we determine you are engaging in excessive trading activity, trading activity that we believe is indicative of market timing, or any similar trading activity which will potentially hurt the rights or interests of other Contract Owners, we will exercise our contractual right to restrict your number of transfers to one every six months. We will notify you in writing if we choose to exercise our contractual right to restrict your transfers.

In determining whether we believe you are engaged in excessive trading or market timing activity, we will consider, among other things, the following factors:

     o    the dollar amount you request to transfer;

     o    the number of transfers you made within the previous three months;

     o whether your transfers follow a pattern designed to take advantage of short term market fluctuations; and

     o whether your transfers are part of a group of transfers made by a third party on behalf of several individual Contract Owners.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program, or, if applicable, any asset allocation program described in this prospectus are not treated as a transfer when we evaluate trading patterns for market timing or excessive trading.

We also reserve the right to restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

     o reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or

     o reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.

We will notify you in writing before we restrict your right to request transfers through such market timing firm or other third party.

The policy of the Company is to seek to apply its anti-market timing and excessive trading procedures uniformly.

FUTURE MODIFICATIONS. We will continue to monitor the transfer activity occurring among the Variable Funding Options, and may modify these transfer restrictions at any time if we deem it necessary to protect the interest of all Contract Owners. These modifications may include curtailing or eliminating, without notice, the ability to use the Internet, facsimile or telephone in making transfers.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no charge for this program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve-months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under either a 6-Month, 12-Month or 24-Month DCA Program. The DCA Programs will generally have different credited interest rates. Under each program, the interest rate can accrue up to the applicable number of months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in the applicable time period. Please note that interest will accrue on a declining amount of the Fixed Account Value. For example, under the 12 Month program, the interest rate can accrue up to 12-months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this program on a level basis to the selected funding options in 12-months.

The pre-authorized transfers will begin after the initial program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete program enrollment instructions within 15 days of receipt of the initial program Purchase Payment, the entire balance in the program will be transferred into the Money Market Variable Funding Option.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-DCA Program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments we receive within the DCA Program period selected to the current funding options over the remainder of that DCA Program transfer period, unless you direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options, except that transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not currently available as a funding option, you may still participate in the DCA Program. In that event, transfers will be made from the Money Market Variable Funding Option.

                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value and any premium tax not previously deducted. Unless you submit a Written Request specifying the Fixed Account or Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business on the Business Day after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70 1/2. (See Federal Tax Considerations.) These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program.

                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership or make additional Purchase Payments.

JOINT OWNER. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

Please note: Naming different persons as owner and Annuitant may affect whether certain benefits are payable, the amount of these benefits, and who will receive them. Use care when naming owners, Annuitants, and beneficiaries, and consult your agent if you have any questions.

CONTINGENT ANNUITANT. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living;

     o    the death benefit will not be payable upon the Annuitant's death

     o    the Contingent Annuitant becomes the Annuitant and

     o    all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT
--------------------------------------------------------------------------------

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or election of beneficiary contract continuance ("Death Report Date").

DEATH PROCEEDS BEFORE THE MATURITY DATE

Note: If the owner dies before the Annuitant, the death benefit is recalculated, replacing all references to "Annuitant" with "owner."

We will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax not previously deducted.

     (1)  the Contract Value on the Death Report Date; or

     (2)  your total adjusted Purchase Payment (see below); or*

     (3)  the "Step-Up Value" (if any, as described below).

* If you have elected the GMWB Rider (Principal Guarantee) your adjusted Purchase Payment will NOT be calculated as described below but will be equal to your aggregate Purchase Payments minus your aggregate withdrawals from the date the rider is added to your Contract.

ADJUSTED PURCHASE PAYMENT. The initial Adjusted Purchase Payment is equal to the initial Purchase Payment. Whenever an additional Purchase Payment is made, the Adjusted Purchase Payment is increased by the amount of the Purchase Payment. Whenever a partial surrender is taken, the Adjusted Purchase Payment is reduced by a partial surrender reduction, described below.

STEP-UP VALUE. The Step-Up Value will initially equal the Contract Value on the first Contract Date anniversary. On each subsequent Contract Date anniversary that occurs before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value is greater than the Step-Up Value, the Step-Up Value will be increased to equal the Contract Value. If the Step-Up Value is greater than the Contract Value, the Step-Up Value will remain unchanged. Whenever a Purchase Payment is made, the Step-Up Value will be increased by the amount of that Purchase Payment. Whenever a withdrawal is taken, the Step-Up Value will be reduced by a Partial Surrender Reduction as described below. The only changes made to the Step-Up Value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or Partial Surrender Reductions as described below.

PARTIAL SURRENDER REDUCTION

ADJUSTED PURCHASE PAYMENT. The Partial Surrender Reduction equals (1) the Adjusted Purchase Payment in effect immediately prior to the reduction for the withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value immediately before the withdrawal.

STEP-UP VALUE: The Partial Surrender Reduction equals (1) the Step-Up value in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender.

EXAMPLE OF PARTIAL SURRENDER REDUCTION. For example, assume your current Contract Value is $55,000. If your current Adjusted Purchase Payment or Step-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Adjusted Purchase Payment or Step-Up Value as follows:

         50,000 x (10,000/55,000) = 9,090

Your new adjusted Purchase Payment or Step-Up Value would be 50,000-9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current Adjusted Purchase Payment or Step-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Adjusted Purchase Payment or Step-Up Value as follows:

         50,000 x (10,000/30,000) = 16,666

Your new Adjusted Purchase Payment or Step-Up Value would be 50,000 - 16,666 or $33,334.

ENHANCED STEPPED-UP PROVISION ("E.S.P.")

THIS PROVISION IS NOT AVAILABLE WHEN EITHER THE ANNUITANT OR CONTRACT OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

The rider effective date is the date the rider is attached to and made a part of the Contract. If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE RIDER EFFECTIVE DATE, 40% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are received both after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments (described below), calculated as of the Death Report Date; or

IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE RIDER EFFECTIVE DATE, 25% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are received both after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

THE INITIAL MODIFIED PURCHASE PAYMENT IS EQUAL TO THE CONTRACT VALUE AS OF THE RIDER EFFECTIVE DATE. Whenever a Purchase Payment is made after the rider effective date, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken after the rider effective date, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:

       50,000 x (10,000/55,000) = 9,090

You new modified Purchase Payment would be $50,000 - $9,090 = $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:

       50,000 x (10,000/30,000) = 16,666

         Your new modified Purchase Payment would be 50,000 - 16,666 = $33,334.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NON-QUALIFIED CONTRACTS

--------------------------------  -----------------------  -------------------------------------  --------------------
                                                                                                       MANDATORY
   BEFORE THE MATURITY DATE,         THE COMPANY WILL                                                PAYOUT RULES
     UPON THE DEATH OF THE         PAY THE PROCEEDS TO:    UNLESS. . .                                  APPLY*
--------------------------------  -----------------------  -------------------------------------  --------------------
OWNER (WHO IS NOT THE             The beneficiary          Unless the beneficiary elects to       Yes
ANNUITANT) (WITH NO JOINT         (ies), or if none, to    continue the Contract rather than
OWNER)                            the CONTRACT OWNER'S     receive the distribution.
                                  estate.
--------------------------------  -----------------------  -------------------------------------  --------------------
OWNER (WHO IS THE ANNUITANT)      The beneficiary          Unless the beneficiary elects to       Yes
(WITH NO JOINT OWNER)             (ies), or if none, to    continue the Contract rather than
                                  the CONTRACT OWNER'S     receive the distribution.
                                  estate.
--------------------------------  -----------------------  -------------------------------------  --------------------
JOINT OWNER (WHO IS NOT THE       The surviving joint      Unless the surviving joint owner       Yes
ANNUITANT)                        owner.                   elects to continue the Contract.
--------------------------------  -----------------------  -------------------------------------  --------------------
JOINT OWNER (WHO IS THE           The beneficiary          Unless the beneficiary elects to       Yes
ANNUITANT)                        (ies), or if none, to    continue the Contract.
                                  the surviving joint
                                  owner.
--------------------------------  -----------------------  -------------------------------------  --------------------

--------------------------------  -----------------------  -------------------------------------  --------------------
                                                                                                       MANDATORY
   BEFORE THE MATURITY DATE,         THE COMPANY WILL                                                PAYOUT RULES
     UPON THE DEATH OF THE         PAY THE PROCEEDS TO:    UNLESS. . .                                  APPLY*
--------------------------------  -----------------------  -------------------------------------  --------------------
ANNUITANT (WHO IS NOT THE         The beneficiary          Unless the beneficiary elects to       Yes
CONTRACT OWNER)                   (ies), or if none, to    continue the Contract rather than
                                  the CONTRACT OWNER.      receive the distribution.

                                                           Or, unless there is a CONTINGENT
                                                           ANNUITANT. Then, the CONTINGENT
                                                           ANNUITANT becomes the ANNUITANT and
                                                           the Contract continues in effect
                                                           (generally using the original
                                                           MATURITY DATE). The proceeds will
                                                           then be paid upon the death of the
                                                           CONTINGENT ANNUITANT or CONTRACT
                                                           OWNER.
--------------------------------  -----------------------  -------------------------------------  --------------------
ANNUITANT (WHO IS THE CONTRACT    See death of "owner                                             Yes
OWNER)                            who is the ANNUITANT"
                                  above.
--------------------------------  -----------------------  -------------------------------------  --------------------
ANNUITANT (WHERE OWNER IS A       The beneficiary (ies)                                           Yes (Death of
NONNATURAL ENTITY/TRUST)          or, if none, to the                                             ANNUITANT is
                                  CONTRACT OWNER.                                                 treated as death
                                                                                                  of the CONTRACT
                                                                                                  OWNER in these
                                                                                                  circumstances.)
--------------------------------  -----------------------  -------------------------------------  --------------------
CONTINGENT ANNUITANT (ASSUMING    No death proceeds are                                           N/A
ANNUITANT IS STILL ALIVE)         payable; Contract
                                  continues.
--------------------------------  -----------------------  -------------------------------------  --------------------
BENEFICIARY                       No death proceeds are                                           N/A
                                  payable; Contract
                                  continues.
--------------------------------  -----------------------  -------------------------------------  --------------------
CONTINGENT BENEFICIARY            No death proceeds are                                           N/A
                                  payable; Contract
                                  continues.
--------------------------------  -----------------------  -------------------------------------  --------------------


                               QUALIFIED CONTRACTS

--------------------------------  -----------------------  -------------------------------------  --------------------
                                                                                                       MANDATORY
   BEFORE THE MATURITY DATE,         THE COMPANY WILL                                                PAYOUT RULES
     UPON THE DEATH OF THE         PAY THE PROCEEDS TO:    UNLESS. . .                                  APPLY*
--------------------------------  -----------------------  -------------------------------------  --------------------
OWNER / ANNUITANT                 The beneficiary (ies),   Unless the beneficiary elects to       Yes
                                  or if none, to the       continue the Contract rather than
                                  CONTRACT OWNER'S         receive a distribution.
                                  estate.
--------------------------------  -----------------------  -------------------------------------  --------------------
BENEFICIARY                       No death proceeds are                                           N/A
                                  payable; Contract
                                  continues.
--------------------------------  -----------------------  -------------------------------------  --------------------
CONTINGENT BENEFICIARY            No death proceeds are                                           N/A
                                  payable; Contract
                                  continues.
--------------------------------  -----------------------  -------------------------------------  --------------------

--------------
Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of contract proceeds within 5 years of death. For Qualified Contracts, if mandatory distributions have begun at the death of the Annuitant, the 5 year payout option is not available.

SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)

Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

If your spouse elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.

Any premium paid before the Death Report Date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase Payments made to the Contract after the Death Report Date will be subject to the withdrawal charge. There is no additional charge to continue the Contract; however, all other Contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract.

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(ies) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

     o    transfer ownership

     o    make additional Purchase Payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date. There is no additional charge to continue the Contract; however, all other fees and charges applicable to the original Contract will also apply to the continued Contract. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

PLANNED DEATH BENEFIT

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

     o through an annuity for life or a period that does not exceed the beneficiary's life expectancy or

     o under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(ies) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                                 LIVING BENEFITS
--------------------------------------------------------------------------------

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE")

We offer a Guaranteed Minimum Withdrawal Benefit rider ("GMWB Rider") for an additional charge. The GMWB Rider guarantees a return of your Purchase Payments regardless of market conditions if you do not withdraw more than a certain amount per year. Once you elect this benefit, you cannot cancel it. You must elect the benefit at time of purchase. GMWB will automatically terminate upon annuitization or if you assign your Contract to a different Contract Owner.
NOTE: You may not elect the GMWB Rider if you have also elected the GMAB Rider offered under the Contract.

Your initial Purchase Payment is used to determine your initial remaining benefit base, ("RBB"), or the maximum amount of money that is guaranteed to be returned to you subject to the conditions below. The maximum amount you may withdraw on an annual basis without an adverse effect on your guarantee is your annual withdrawal benefit ("AWB").

If you make your first withdrawal within three full years after you purchased GMWB, your AWB will equal 5% of your RBB immediately prior to your first withdrawal. If you begin making withdrawals more than three complete years after you purchased GMWB, your AWB will equal 10% of your RBB immediately prior to your first withdrawal. Your AWB may be taken on any payment schedule you request, e.g. monthly. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of or none of your AWB in any given year, your RBB and AWB will not increase. You can continue to receive your AWB until the RBB is depleted. If you take a partial withdrawal, and your AWB is greater than the free withdrawal allowance, withdrawal charges are waived only on amounts up to your AWB.

Your RBB and AWB will not change unless you make subsequent Purchase Payments or take withdrawals from your Contract, as described below.

If you make subsequent payments, we will recalculate your RBB and your AWB. Your new RBB equals your RBB immediately prior to the subsequent payment plus the subsequent payment. We reserve the right not to include subsequent Purchase Payments in the calculation of the RBB. When your RBB is adjusted because you have made a subsequent Purchase Payment, your AWB is recalculated to equal the AWB immediately prior to the subsequent payment, plus either 5% or 10% of the subsequent payment, depending on when you have taken your first withdrawal.

Aggregate Purchase Payments over $1 million are subject to our consent, including our consent to the maximum RBB applied to your GMWB. We may impose a maximum RBB in the future for Contract Owners who elect GMWB, but the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented. We reserve the right to restrict the maximum RBB on subsequent Purchase Payments and/or resets if such subsequent Purchase Payments and/or resets would cause the RBB to be greater than the maximum RBB. Purchase Payments under $1 million are not subject to a limitation on the maximum RBB. State variations may apply.

WITHDRAWALS: If the total of all withdrawals since the most recent Contract Date anniversary, including the current withdrawal, is equal to or less than your AWB immediately prior to the current withdrawal, we will recalculate your RBB to equal the RBB immediately prior to the withdrawal, less the amount of the current withdrawal.

If the total amount of all withdrawals since the most recent Contract Date anniversary, including the current withdrawal, exceed the AWB, we will recalculate both your RBB and AWB by applying a partial surrender reduction. The partial surrender reduction is equal to 1) the RBB or AWB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

For example, assume your initial Purchase Payment is $100,000, and a withdrawal of $10,000 is taken in Contract Year two:

-------------------- ------------------------------------------------------ ---------------------------------------------------
                                ASSUMES 15% GAIN ON INVESTMENT                        ASSUMES 15% LOSS ON INVESTMENT
-------------------- ----------- --------------------- -------------------- ----------- -------------------- ------------------
                      CONTRACT                                               CONTRACT
                       VALUE              RBB                AWB (5%)          VALUE              RBB              AWB (5%)
-------------------- ----------- --------------------- -------------------- ----------- -------------------- ------------------
VALUES AS OF
-------------------- ----------- --------------------- -------------------- ----------- -------------------- ------------------
CONTRACT DATE (OR     $100,000         $100,000              $5,000          $100,000        $100,000             $5,000
GMWB EFFECTIVE
DATE)
-------------------- ----------- --------------------- -------------------- ----------- -------------------- ------------------
IMMEDIATELY PRIOR     $115,000         $100,000              $5,000          $85,000         $100,000             $5,000
TO WITHDRAWAL,
CONTRACT YEAR (OR
GMWB ELECTION
YEAR) TWO
-------------------- ----------- --------------------- -------------------- ----------- -------------------- ------------------
IMMEDIATELY AFTER
WITHDRAWAL,                            $91,304               $4,565                          $88,235              $4,412
CONTRACT YEAR (OR
GMWB ELECTION                    [100,000 - (100,000     [5,000 - (5,000                [100,000 -(100,000   [5,000- (5,000
YEAR) TWO             $105,000    x10,000/115,000)]     x10,000/115,000)]    $75,000     x10,000/85,000)]    x10,000/85,000)]
-------------------- ----------- --------------------- -------------------- ----------- -------------------- ------------------
CHANGE IN VALUE       $10,000           $8,696                $435           $10,000          $11,765              $588
DUE TO WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)

-------------------- ----------- --------------------- -------------------- ----------- -------------------- ------------------

Any time on or after the 5th Contract Date anniversary, you may choose to reset your RBB to equal your current Contract Value. Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. Generally, it may be beneficial to reset your RBB if your Contract Value exceeds your RBB. However, the current charge in effect at the time of the reset will apply which may be higher than the current charge. Further, if you reset your RBB, your new AWB may be higher or lower than your current AWB. Your second and all subsequent resets must occur at least 5 years from the most recent reset. If your first withdrawal from the Contract is prior to your third Contract Date anniversary, your AWB will equal 5% of your RBB after any reset. Similarly, if you began taking withdrawals after your third Contract Year, your AWB will equal 10% of your RBB after any reset. In addition, the length of time over which you can expect to receive your RBB will be reset. Once you become eligible to reset your RBB, we reserve the right to allow resets only on a contract anniversary.

If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:

     o The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or E.S.P. benefit, if any, will be paid.

     o The total annual payment amount will equal the AWB and will never exceed your RBB, and

     o We will no longer accept subsequent Purchase Payments into the Contract.

If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.

Please refer to the Death Benefit section for information on how GMWB may impact your death benefit.

GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB")

THE GUARANTEED MINIMUM ACCUMULATION BENEFIT RIDER DESCRIBED BELOW IS BEING OFFERED AS OF JUNE 14, 2004 IN THOSE JURISDICTIONS WHERE WE HAVE RECEIVED REGULATORY APPROVAL. CERTAIN TERMS AND CONDITIONS MAY DIFFER BETWEEN JURISDICTIONS ONCE APPROVED.

We offer a Guaranteed Minimum Accumulation Benefit rider ("GMAB Rider") for an additional charge. The GMAB Rider guarantees that your Contract Value will not be less than a minimum amount at the end of a specified number of years. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount. If you elect the GMAB Rider, we require that you allocate your Contract Value according to certain limitations and restrictions, and agree to periodic rebalancing of your Contract Value.

Currently, the GMAB Rider may only be elected at the time that you purchase your Contract. We may make the GMAB Rider available to Contracts after their effective date at a later date subject to certain additional terms and restrictions. You may not elect the GMAB Rider if you have also elected the GMWB Rider offered under the Contract.

BENEFIT DESCRIPTION & KEY TERMS

If you elect the GMAB Rider, we guarantee that if your Contract Value is less than your Benefit Base (defined below) on the Rider Maturity Date (defined below), we will apply additional amounts to your Contract to increase your Contract Value so that it is equal to the Benefit Base. Any additional amounts that we apply to your Contract to increase the Contract Value to equal the Benefit Base will be allocated to the money market Subaccount on the Rider Maturity Date. Any such additional amounts will be treated as earnings under your Contract, and will not be subject to a withdrawal charge once they are applied to your Contract.

If your Contract Value is equal to or greater than the Benefit Base on the Rider Maturity Date, the GMAB Rider will terminate and no additional amounts will be applied to your Contract.

BENEFIT BASE: The Benefit Base is equal to the Base Calculation Amount on the Rider Maturity Date and represents the minimum Contract Value that we guarantee on such date. We do not guarantee the Benefit Base on any day other than the Rider Maturity Date. The Benefit Base will not be available for withdrawal nor will it be used to calculate any benefits under the Contract prior to the Rider Maturity Date. The Benefit Base can never be less than zero.

BASE CALCULATION AMOUNT: We calculate the Base Calculation Amount to determine the Benefit Base. On the Rider Effective Date, the Base Calculation Amount is equal to your initial Purchase Payment. Aggregate Purchase Payments over $1 million are subject to our consent, including our consent to limit the Base Calculation Amount applicable to your GMAB Rider. We may impose a maximum Base Calculation Amount (and thereby, a maximum Benefit Base) in the future for Contract Owners who elect the GMAB Rider, but the maximum Base Calculation Amount will never be less than the Base Calculation Amount to which we have previously consented. We reserve the right to restrict increases in your maximum Base Calculation Amount based on subsequent Purchase Payments if such Purchase Payments would cause you Base Calculation Amount to be greater than our maximum Base Calculation Amount. We will not limit or impose a maximum Base Calculation Amount if your aggregate Purchase Payments are under $1 million. If you purchase more than one contract issued by the Company in the same calendar year and elect the GMAB Rider on each contract, the $1,000,000 Benefit Base maximum may be applied to the aggregate Benefit Base for all contracts. State variations may apply.

The Base Calculation Amount will not be used to calculate any benefits under the Contract, other than the GMAB Rider Liquidity Option described below. The Base Calculation Amount can never be less than zero. The Base Calculation Amount may change between the Rider Effective Date and Rider Maturity Date if you make additional Purchase Payments or request withdrawals from your Contract.

     o If you make an additional Purchase Payment(s) within 12 months after the Rider Effective Date, we will increase the Base Calculation Amount by the amount of the Purchase Payment. If you make an additional Purchase Payment(s) more than 12 months after the Rider Effective Date, we will not increase the Base Calculation Amount; however your Contract Value will increase, reflecting the amount of the Purchase Payment. You should consider this prior to making an additional Purchase Payment more than 12 months after the Rider Effective Date.

     o If you request a partial withdrawal, we will decrease the Base Calculation Amount in effect as of the date of the request by the actual dollar amount of the withdrawal or the Partial Withdrawal Reduction amount, whichever is greater. The Partial Withdrawal Reduction amount is equal to the Base Calculation Amount in effect immediately prior to the reduction for the partial withdrawal multiplied by the actual amount of the partial withdrawal divided by the Contract Value immediately prior to the partial withdrawal. When determining the impact of a partial withdrawal on the Base Calculation Amount, the actual amount of the partial withdrawal will include any contingent deferred sales charges and taxes that were deducted at the time of the partial withdrawal.

RIDER MATURITY DATE: The Rider Maturity Date is the anniversary of the Rider Effective Date that corresponds to the number of years you elect as the Rider Period (described below).

RIDER PERIOD: The Rider Period is the number of years you select between the Rider Effective Date and the Rider Maturity Date. Currently, we only offer a Rider Period of ten (10) years. We may offer Rider Periods of lesser or greater duration available in the future, subject to additional terms, conditions and limitations.

EXAMPLES OF BENEFIT BASE/BASE CALCULATION AMOUNT

Below are examples of how we determine the Benefit Base and Base Calculation Amount, as well as examples showing the impact of subsequent Purchase Payments and partial withdrawals. For purposes of each example below, assume that you elect the GMAB Rider on the effective date of your Contract and that your initial Purchase Payment is $100,000.

The example below illustrates the impact of the guarantee provided under the GMAB Rider assuming that your Contract Value increases or decreases during the Rider Period.

                EXAMPLES OF GMAB RIDER ON THE RIDER MATURITY DATE

                     ---------------------------------------------------- -----------------------------------------------------
                                  INCREASING CONTRACT VALUE                             DECLINING CONTRACT VALUE

-------------------- ---------------------------------------------------- -----------------------------------------------------
                                             BASE                                                 BASE
                                         CALCULATION                                          CALCULATION
                      CONTRACT VALUE        AMOUNT        BENEFIT BASE     CONTRACT VALUE        AMOUNT         BENEFIT BASE
-------------------- ----------------- ----------------- ---------------- ----------------- ----------------- -----------------
VALUE AS OF GMAB
RIDER EFFECTIVE
DATE                     $100,000          $100,000      Not Applicable       $100,000          $100,000       Not Applicable
-------------------- ----------------- ----------------- ---------------- ----------------- ----------------- -----------------
VALUE AS OF RIDER
MATURITY DATE            $115,000          $100,000         $100,000          $85,000           $100,000          $100,000
-------------------- ----------------- ----------------- ---------------- ----------------- ----------------- -----------------
AMOUNT APPLIED TO
CONTRACT VALUE DUE
TO GMAB RIDER                               $0(1)                                              $15,000(2)
-------------------- ----------------- ----------------- ---------------- ----------------- ----------------- -----------------

--------------
(1) If your Contract Value on the GMAB Rider Maturity Date is equal to or greater than the Benefit Base, we will not apply any additional amounts to your Contract Value. Your GMAB Rider will terminate and we will no longer deduct the annual charge for the rider.

(2) If your Contract Value on the GMAB Rider Maturity Date is less than the Benefit Base, we will apply additional amounts to your Contract Value so that it is equal to the Benefit Base. The additional amount will be added to the money market Subaccount.

The example below illustrates the impact of making an additional $10,000 Purchase Payment while the GMAB Rider is in effect, specifically the different manner in which we will treat Purchase Payments for purpose of determining the Base Calculation Amount based on when the Purchase Payment is made.

                             EXAMPLES OF ADDITIONAL PURCHASE PAYMENTS -
                                  IMPACT ON BASE CALCULATION AMOUNT

                     ---------------------------------------------------- -----------------------------------------------------
                        ADDITIONAL PURCHASE PAYMENT WITHIN 12 MONTHS          ADDITIONAL PURCHASE PAYMENT AFTER 12 MONTHS
-------------------- ---------------------------------------------------- -----------------------------------------------------
                                                                BASE                                                 BASE
                                            PURCHASE         CALCULATION                        PURCHASE         CALCULATION
                       CONTRACT VALUE        PAYMENT           AMOUNT       CONTRACT VALUE       PAYMENT            AMOUNT
-------------------- ----------------- ----------------- ---------------- ----------------- ----------------- -----------------
VALUE AS OF GMAB
RIDER EFFECTIVE
DATE                     $100,000          $100,000         $100,000          $100,000          $100,000          $100,000
-------------------- ----------------- ----------------- ---------------- ----------------- ----------------- -----------------
VALUE BEFORE
ADDITIONAL
PURCHASE PAYMENT         $120,000       Not Applicable      $100,000          $120,000       Not Applicable       $100,000
-------------------- ----------------- ----------------- ---------------- ----------------- ----------------- -----------------
VALUE AFTER
ADDITIONAL
PURCHASE PAYMENT         $130,000          $10,000          $110,000          $130,000          $10,000           $100,000
-------------------- ----------------- ----------------- ---------------- ----------------- ----------------- -----------------

The example below illustrates the impact of making a $10,000 partial withdrawal while the GMAB Rider is in effect, specifically the difference in the manner in which a partial withdrawal affects your Base Calculation Amount in an increasing market versus a decreasing market. The example assumes that the partial withdrawal does not qualify under the GMAB Rider Liquidity Option described below.

                                  EXAMPLES OF PARTIAL WITHDRAWALS -
                                  IMPACT ON BASE CALCULATION AMOUNT

                             --------------------------------------------------------------------------------------------------
                                                            ASSUMING INCREASING CONTRACT VALUE
---------------------------- ------------ --------------------- -------------------- --------------------- --------------------
                              CONTRACT      BASE CALCULATION    PARTIAL WITHDRAWAL    PARTIAL SURRENDER     REDUCTION TO BASE
                                VALUE            AMOUNT               AMOUNT              REDUCTION        CALCULATION AMOUNT
---------------------------- ------------ --------------------- -------------------- --------------------- --------------------
VALUE AS OF GMAB RIDER
EFFECTIVE DATE                $100,000          $100,000          Not Applicable        Not Applicable       Not Applicable
---------------------------- ------------ --------------------- -------------------- --------------------- --------------------
VALUE IMMEDIATELY PRIOR TO
PARTIAL WITHDRAWAL            $115,000          $100,000          Not Applicable        Not Applicable       Not Applicable
---------------------------- ------------ --------------------- -------------------- --------------------- --------------------
VALUE IMMEDIATELY
FOLLOWING PARTIAL
WITHDRAWAL                    $105,000          $90,000               $10,000               $8,696               $10,000
---------------------------- ------------ --------------------- -------------------- --------------------- --------------------
                             --------------------------------------------------------------------------------------------------
                                                             ASSUMING DECLINING CONTRACT VALUE
---------------------------- --------------------------------------------------------------------------------------------------
                              CONTRACT      BASE CALCULATION    PARTIAL WITHDRAWAL    PARTIAL SURRENDER     REDUCTION TO BASE
                                VALUE            AMOUNT               AMOUNT              REDUCTION        CALCULATION AMOUNT
---------------------------- ------------ --------------------- -------------------- --------------------- --------------------
VALUE AS OF GMAB RIDER
EFFECTIVE DATE                $100,000          $100,000          Not Applicable        Not Applicable       Not Applicable
---------------------------- ------------ --------------------- -------------------- --------------------- --------------------
VALUE IMMEDIATELY PRIOR TO
PARTIAL WITHDRAWAL             $85,000          $100,000          Not Applicable        Not Applicable       Not Applicable
---------------------------- ------------ --------------------- -------------------- --------------------- --------------------
VALUE IMMEDIATELY
FOLLOWING PARTIAL
WITHDRAWAL                     $75,000          $88,235               $10,000              $11,765               $11,765
---------------------------- ------------ --------------------- -------------------- --------------------- --------------------

INVESTMENT LIMITATIONS/RESTRICTIONS/REBALANCING

If you elect the GMAB Rider, your Contract will be subject to additional limitations and restrictions on your right to allocate Contract Value among the Subaccounts, your right to request transfers between Subaccounts and your right to allocate Purchase Payments to Subaccounts.

We classify each Subaccount as Class A or Class B based on our assessment of the relative risk and volatility of the Underlying Fund in which the Subaccount invests. Subaccounts that we classify as "Class A" will generally invest in Underlying Funds that invest primarily in equity securities, or securities that we believe will approximate the relative volatility and relative risk of equity securities. Subaccounts that we classify as "Class B" will generally invest in Underlying Funds that invest primarily in debt securities or cash. A Subaccount that invests in an Underlying Fund that invests in a combination of equity securities and debt securities will be classified as either Class A or Class B. We have sole discretion to determine whether a Subaccount is classified as Class A or Class B. We reserve the right to change the classification of a Subaccount from Class A to Class B or from Class B to Class A. Any change in Subaccount classification will apply to Contract Owners who elect the GMAB Rider after the effective date of the change in classification, as well as existing Contract Owners who have the GMAB Rider in force as of the effective date of the change in classification.

You will be required to establish a personal allocation profile at the time that you elect the GMAB Rider specifying the Subaccounts and the allocation percentages for each Subaccount in which you intend to allocate your initial Purchase Payment and any credits that we apply to your initial Purchase Payment. Your personal allocation profile will remain in effect for any additional Purchase Payments you make until you elect to change it. Your personal allocation profile may include any combination of Class A and Class B Subaccounts so long as the overall allocation does not violate the limitations and restrictions described below.

You may only allocate up to 80% of your initial Purchase Payment and any credits that we apply to your initial Purchase Payment to Subaccounts that we classify as Class A. You must allocate 20% or more of your initial Purchase Payment and any credits that we apply to your initial Purchase Payment to Subaccounts that we classify as Class B.

Any time that you request a transfer of Contract Value between Subaccounts or make an additional Purchase Payment, you must comply with the following limitations or restrictions:

     o You may allocate your Contract Value in one or more of the Class A Subaccounts that you choose; however, you may only allocate up to 80% of your Contract Value to Subaccounts that we classify as Class A.

     o You may allocate your Contract Value in one or more of the Class B Subaccounts that you choose; however, you must allocate 20% or more of your Contract Value to Subaccounts that we classify as Class B.

     o If you make an additional Purchase Payment, you can only allocate up to 80% of Purchase Payment to Subaccounts that we classify as Class A.

     o If you make an additional Purchase Payment, you must allocate 20% or more of the Purchase Payments to Subaccounts that we classify as Class B.

Any request to transfer Contract Value or allocate subsequent Purchase Payments that would violate these limitations and restrictions will be rejected. You will be required to submit a new request that complies with the applicable limitation or restriction. We will not be responsible for any financial impact caused by delays in processing your transaction if your request is rejected because it does not comply with an applicable limitation or restriction.

REBALANCING: On a quarterly basis, we will rebalance your Contract Value according to the current personal allocation profile that you chose for Class A and Class B Subaccounts. Unless you instruct us otherwise, we will rebalance your Contract Value in each Class A and Class B Subaccount, respectively, according to the relative proportions indicated in your personal allocation profile.

Below is a list of the Subaccounts that are currently offered under the Contract with the applicable classification.


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

                        CLASS A SUBACCOUNTS/UNDERLYING FUNDS                               CLASS B SUBACCOUNTS/UNDERLYING
                                                                                                        FUNDS

GREENWICH STREET SERIES FUND                THE UNIVERSAL INSTITUTIONAL FUNDS, INC.      SALOMON BROTHERS VARIABLE SERIES
Salomon Brothers Variable Aggressive        Emerging Markets Equity Portfolio,           FUNDS INC.
Growth Fund -- Class I Shares               Class I                                      High Yield Bond Fund -- Class I
MORGAN STANLEY VARIABLE INVESTMENT          Equity and Income Portfolio, Class II        Strategic Bond Fund -- Class I
SERIES                                      Equity Growth Portfolio, Class I             THE UNIVERSAL INSTITUTIONAL FUNDS,
The Dividend Growth Portfolio -- Class Y    Global Franchise Portfolio, Class II         INC.
The Equity Portfolio -- Class Y             Shares                                       Core Plus Fixed Income Portfolio,
The S&P 500 Index Portfolio -- Class Y      Global Value Equity Portfolio, Class I       Class II
SALOMON BROTHERS VARIABLE SERIES            Mid Cap Growth Portfolio, Class I            VAN KAMPEN LIFE INVESTMENT TRUST
FUNDS INC.                                  Small Company Growth Portfolio, Class II     Government Portfolio -- Class II
All Cap Fund -- Class I                     U.S. Mid Cap Value Portfolio, Class I        Shares
Investors Fund -- Class I                   U.S. Real Estate Securities Portfolio,       Money Market Portfolio -- Class II
Large Cap Growth Fund -- Class I            Class I                                      Shares
Small Cap Growth Fund -- Class I            Value Portfolio, Class I
SCUDDER VARIABLE SERIES I                   TRAVELERS SERIES FUND INC.
Scudder Growth and Income Portfolio --      AIM Capital Appreciation Portfolio
Class B                                     MFS Total Return Portfolio
SCUDDER VARIABLE SERIES II                  VAN KAMPEN LIFE INVESTMENT TRUST
Scudder International Select Equity         Comstock Portfolio -- Class II Shares
Portfolio -- Class B                        Emerging Growth Portfolio -- Class II
THE TRAVELERS SERIES TRUST                  Shares
Equity Income Portfolio                     Enterprise Portfolio -- Class II Shares
Large Cap Portfolio                         Growth and Income Portfolio -- Class II
                                            Shares
                                            VARIABLE INSURANCE PRODUCTS FUND II
                                            Contrafund(R) Portfolio -- Service Class 2
                                            VARIABLE INSURANCE PRODUCTS FUND III
                                            Mid Cap Portfolio -- Service Class 2

GMAB RIDER LIQUIDITY OPTION

During the 90-day period prior to the 5th anniversary of the Rider Effective Date, you may request a partial withdrawal of up to 15% of the Base Calculation Amount immediately prior to the request. Under this option, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal so long as the withdrawal does not exceed the amount available for withdrawal under this provision. If you request a partial withdrawal greater than 15% of the Base Calculation Amount, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal for amounts withdrawn up to the 15% limit and, for the excess amount, we will reduce the Base Calculation Amount as described above under the sub-section "Base Calculation Amount." Any partial withdrawal you make under this provision will be made free of contingent deferred sales charges that would otherwise apply under the terms of your Contract. Additionally, any withdrawals taken under this feature will reduce your Free Withdrawal Allowance under the Contract.

This feature can only be exercised once before the Rider Maturity Date and must occur during the 90-day period prior to the 5th anniversary of the Rider Effective Date. We reserve the right to require you to exercise your rights under this provision on the anniversary of your Rider Effective Date. You must notify us in a form acceptable to us that you are exercising your rights under this GMAB Rider Liquidity Option.

CANCELLATION OF THE GMAB RIDER

You may elect to cancel the GMAB Rider at any time after the 5th anniversary of the GMAB Rider Effective Date. Upon cancellation, we will no longer deduct the annual charge for the GMAB Rider. Upon cancellation of the GMAB Rider, all rights and benefits under the GMAB Rider will cease. Upon cancellation, we will no longer apply any of the investment limitations and restrictions described above.

GMAB RIDER EXCHANGE OPTION -- If, during the 90-day period following the 5th anniversary of the Rider Effective Date, your Contract Value is greater than the Base Calculation Amount, you may elect to cancel the GMAB Rider and simultaneously elect either a new GMAB Rider or a GMWB Rider. You will be required to meet any eligibility requirements that apply to each rider at the time you make the election.

     EXCHANGE FOR NEW GMAB RIDER: If you elect to cancel the GMAB Rider and elect the GMAB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your new GMAB Rider will be the date we receive your request in good order. Your new GMAB Rider will be subject to a new

     Rider Maturity Date. The Benefit Base of your prior GMAB Rider will not apply to the new GMAB Rider. Your Contract Value as of the date you elect to exchange your GMAB Rider will be used to determine your initial Base Calculation Amount for the new rider. The new GMAB Rider will be subject to a new charge that may be higher or lower than the charge you paid for your original GMAB Rider. The GMAB Rider that we make available under this Rider Exchange Option will always feature a ten year Rider Period and may include other Rider Period durations.

     EXCHANGE FOR GMWB RIDER: If you elect to cancel the GMAB Rider and elect the GMWB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your GMWB Rider will be the date we receive your request. The GMWB Rider that we make available under this Rider Exchange Option will feature a 10% minimum annual withdrawal amount. The GMWB Rider will be subject to the charge then in effect for a GMWB Rider that is offered under this Rider Exchange Option.

TERMINATION

The GMAB Rider will terminate on the earliest to occur of: (1) the Rider Maturity Date; (2) the date you elect to begin receiving Annuity Payments under the Contract; (3) the date you fully surrender your Contract; (4) the date you elect to cancel the GMAB Rider (including assignments); (5) the date we receive Due Proof of Death if the surviving spouse or beneficiary does not elect to continue the Contract (if allowed); or (6) the date the GMAB Rider is cancelled and replaced with a new GMAB Rider or GMWB Rider under the Rider Exchange Option.

The annual charge for the GMAB Rider will no longer be deducted and all guarantees will cease when the rider is terminated. Further, any investment limitations and restrictions will no longer apply after the GMAB Rider is terminated. If the GMAB Rider is terminated before the Rider Maturity Date, the Benefit Base will not be paid.

CHARGE FOR GMAB

If you elect the GMAB Rider, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.50% from your Contract Value invested in the Subaccounts. The charge will be applied and will not change from the Rider Effective Date until the Rider Maturity Date unless the rider is cancelled or terminates prior to such date. If you elect to terminate the GMAB Rider prior to the Rider Maturity Date, the charge will no longer be deducted. If you elect to exchange this GMAB Rider and elect a new GMAB Rider under the Rider Exchange Option (described above), the current charge in effect for the GMAB rider will be applied, which may be higher or lower than the charge you paid for this rider.

ADDITIONAL CONSIDERATIONS

o Your Contract cannot have any outstanding loans if you elect the GMAB Rider. Further, you may not request a loan from your Contract if you have previously elected the GMAB Rider.

o If you die while the GMAB Rider is in effect, and your surviving spouse or Beneficiary elects to continue the Contract under the spousal contract continuance or beneficiary contract continuance provision, then the GMAB Rider will remain in effect and will continue until the Rider Maturity Date.

o Any DCA Program that is in effect while the GMAB Rider is in effect must meet the investment limitations and restrictions of the GMAB Rider, as described above. In addition, you may not request a DCA Program that makes transfers from Class B Subaccounts to Class A Subaccounts.

o If you are expecting to request withdrawals from your Contract, including withdrawals intended to satisfy required minimum distribution requirements, the impact of such withdrawals on the guarantees provided under the GMAB Rider will make the rider less valuable.

                               THE ANNUITY PERIOD
--------------------------------------------------------------------------------

MATURITY DATE

Under the Contract, you can receive regular payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among payout options (annuity or income options) or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity or income payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.

You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant's 70 1/2th birthday for Qualified Contracts and the Annuitant's 95th birthday for Non-qualified Contracts or ten years after the effective date of the Contract, if later.

At least 30 days' before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 95th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See Transfers.)

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The contract tables factor in an assumed daily net investment factor. We call this your net investment rate. For example, a net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable Variable Funding Options. The total amount of each Annuity Payment will equal the sum of the basic payments in each Variable Funding Option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each Variable Funding Option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under Variable Annuity, except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS
--------------------------------------------------------------------------------

ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity option will be $1,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payments for a Fixed Period without Life Contingency. We will make payments for the period selected.

Option 6 -- Other Annuity Options. The Company will make any other arrangements for Annuity Payments as may be mutually agreed upon.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with the annuity option "Payments for a Fixed Period without Life Contingency."

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit.

                        MISCELLANEOUS CONTRACT PROVISIONS
--------------------------------------------------------------------------------

RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within twenty days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION

You do not need to make any Purchase Payments after the first to keep the Contract in effect. However, we reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $1,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days' after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes.

REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. Payments from the Fixed Account may be delayed up to 6 months.

                              THE SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

The Travelers Insurance Company and The Travelers Life and Annuity Company each sponsor Separate Accounts: Separate Account Seven and Separate Account Eight, respectively. Both Separate Account Seven and Separate Account Eight were established on June 30, 1998 and are registered with the SEC as unit investment trusts (Separate Account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.

We hold the assets of Separate Account Seven and Separate Account Eight for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the Variable Funding Options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective Variable Funding Option at net asset value. Shares of the Variable Funding Options are currently sold only to life insurance company Separate Accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity Separate Accounts and variable life insurance Separate Accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity Separate Accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features such as the E.S.P., GMAB or GMWB. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Funding Option. In those cases, we can create "hypothetical historical performance" of a Variable Funding Option. These figures show the performance that the Variable Funding Option would have achieved had it been available during the entire history of the Underlying Fund.

                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Earnings under annuity contracts continue to be taxed as ordinary income (top rate of 35%).

TAX-FREE EXCHANGES: Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs, tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to minimum distribution rules as provided by the Code and described below.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of such distributions, including the amount attributable to Purchase Payments, whether paid in the form of lump-sum withdrawals or Annuity Payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or contract. The Contract is available as a vehicle for IRA rollovers and for other Qualified Contracts. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. We have provided a more complete discussion in the SAI.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement. If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within 5 years from the date of death (including in a single lump sum) or minimum distributions may be taken over the life expectancy of the beneficiary provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for the higher limits to be effective at a state income tax level. In other words, the permissible contribution limit for income tax purposes may be different at the federal level from your state's income tax laws. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified.

As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal (distribution made prior to the Maturity Date), or as Annuity Payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws. Similarly, when you receive an Annuity Payment, part of each payment is considered a return of your Purchase Payments and will not be taxed. The remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes.

If a non-qualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if you transfer the Contract to another person or entity without adequate consideration, all deferred increases in value will be includable in your income at the time of the transfer.

If you make a partial withdrawal, this money will generally be taxed as first coming from earnings, (income in the contract), and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) There is income in the Contract to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken.

Federal tax law requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the joint owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% additional tax is in addition to any penalties that may apply under your Contract and the normal income taxes due on the distribution.

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, no taxable income is recognized for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non-resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty. NRAs should seek guidance from a tax adviser regarding their personal situation.

                                OTHER INFORMATION
--------------------------------------------------------------------------------

THE INSURANCE COMPANIES

Please refer to your Contract to determine which Company issued your Contract.

The Travelers Insurance Company is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

The Travelers Life and Annuity Company is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

FINANCIAL STATEMENTS

The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. Travelers Distribution LLC ("TDLLC") serves as the principal underwriter and distributor of the securities offered through this Prospectus pursuant to the terms of the Distribution and Principal Underwriting Agreement. TDLLC also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies.

TDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. TDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD"). TDLLC is affiliated with the Company and each Separate Account. TDLLC, as the principal underwriter and distributor, does not retain any fees under the Contracts.

The Contracts are offered on a continuous basis. TDLLC enters into selling agreements with broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. We intend to offer the Contract in all jurisdictions where we are licensed to do business and where the Contract is approved.

COMPENSATION. Broker-dealers who have selling agreements with TDLLC are paid compensation for the promotion and sale of the Contracts according to one or more schedules. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representative. Compensation paid on the Contracts, as well as other incentives or payments, are not assessed as an additional direct charge to Contract Owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract and from profits on payments received by the Company and TDLLC for providing administrative, marketing and other support and services to the Funds.

The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 10% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 2% annually of average account value (if asset-based compensation is paid to registered representatives). To the extent permitted by NASD rules and other applicable laws and regulations, TDLLC may pay or allow other promotional incentives or payments in the form of cash or other compensation.

Broker-dealer firms may receive separate compensation or reimbursement for, among other things, training of sales personnel, marketing or other services they provide to the Company or our affiliates. In addition, the Company or TDLLC may enter into special compensation arrangements with certain broker-dealer firms based on aggregate or anticipated sales of the Contracts or other criteria. These special compensation arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms.

The Company and TDLLC have entered into such an arrangement with Morgan Stanley, the only broker-dealer firm that is authorized by the Company and TDLLC to offer the Contracts. Any such compensation payable to a broker-dealer firm will be made by TDLLC or the Company out of their own assets and will not result in any additional direct charge to you.

The Company and TDLLC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser to one or more Underlying Funds or serves as a subadviser to a Portfolio of The Travelers Series Trust or Travelers Series Fund Inc., which are offered under the Contracts. These firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., Merrill Lynch Investment Managers, L.P., Salomon Brothers Asset Management and Smith Barney Fund Management.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a contract govern that Contract. Where a state has not approved a contract feature or Variable Funding Option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners' instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

LEGAL PROCEEDINGS AND OPINIONS

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the Contract described in this prospectus, as well as the organization of the Companies, their authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the Deputy General Counsel of the Companies.

In 2003, several issues in the mutual fund and variable insurance product industries have come under the scrutiny of federal and state regulators. Like many other companies in our industry, the Companies have received a request for information from the Securities and Exchange Commission (SEC) and a subpoena from the New York Attorney General regarding market timing and late trading. In March 2004, the SEC requested additional information about the Companies' variable product operations on market timing, late trading and revenue sharing. The Companies are cooperating fully with all of these reviews and are not able to predict their outcomes.

Notwithstanding the above, there are no pending legal proceedings affecting either the Separate Account or the principal underwriter. There are no pending legal proceedings against either Company likely to have a material adverse affect on the ability of either Company to meet its obligations under the applicable Contract.

                  APPENDIX A -- CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

           THE TRAVELERS SEPARATE ACCOUNT SEVEN FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix___. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

                         SEPARATE ACCOUNT CHARGES 1.95%

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR       END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth
   Fund -- Class I Shares (6/03)............................   2003        1.000           1.140                  --

Morgan Stanley Variable Investment Series (Class Y)
   Dividend Growth Portfolio (9/03).........................   2003        1.000           1.094               1,000

   Equity Portfolio (9/03)..................................   2003        1.000           1.079               2,000

   S&P 500 Index Portfolio (9/03)...........................   2003        1.000           1.093               1,000

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (6/00)...........................   2003        1.000           1.173               1,382

   High Yield Bond Fund -- Class I (11/99)..................   2003        1.000           1.069              20,698

   Investors Fund -- Class I (9/99).........................   2003        1.000           1.139                  --

   Large Cap Growth Fund -- Class I (6/03)..................   2003        1.000           1.179                  --

   Small Cap Growth Fund -- Class I (5/00)..................   2003        1.000           1.266              14,918

   Strategic Bond Fund -- Class I (9/99)....................   2003        1.000           1.015               7,385

Scudder Variable Series I
   Scudder Growth and Income Portfolio -- Class B (6/03)....   2003        1.000           1.128                  --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR       END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
Scudder Variable Series II
   Scudder International Select Equity Portfolio --
   Class B (6/03)...........................................   2003        1.000           1.210                  --

The Travelers Series Trust
   Equity Income Portfolio (6/03)...........................   2003        1.000           1.138              43,948

   Large Cap Portfolio (6/03)...............................   2003        1.000           1.128               2,836

The Universal Institutional Funds, Inc.
   Active International Allocation Portfolio, Class I (5/00)   2003        1.000           1.096                  --

   Emerging Markets Equity Portfolio, Class I (10/99).......   2003        1.000           1.357                 615

   Equity and Income Portfolio -- Class II (6/03)...........   2003        1.000           1.097               6,560

   Equity Growth Portfolio, Class I (5/00)..................   2003        1.000           1.116                  --

   Global Franchise Portfolio -- Class II Shares (6/03).....   2003        1.000           1.162               4,288

   Global Value Equity Portfolio, Class I (8/99)............   2003        1.000           1.197                  --

   Mid Cap Growth Portfolio, Class I (5/00).................   2003        1.000           1.199                  --

   Small Company Growth Portfolio -- Class II (6/03)........   2003        1.000           1.229                  --

   U.S. Mid Cap Value Portfolio, Class I (9/99).............   2003        1.000           1.209                  --

   U.S. Real Estate Securities Portfolio, Class I (10/99)...   2003        1.000           1.184              15,456

   Core Plus Fixed Income Portfolio -- Class II (6/03)......   2003        1.000           1.001               1,532

   Value Portfolio, Class I (6/99)..........................   2003        1.000           1.173                  --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (6/03)................   2003        1.000           1.156                  --

   MFS Total Return Portfolio (6/03)........................   2003        1.000           1.068               2,231

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR       END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (6/03).............   2003        1.000           1.152              35,883

   Emerging Growth Portfolio -- Class II Shares (6/03)......   2003        1.000           1.111               3,390

   Enterprise Portfolio -- Class II Shares (6/03)...........   2003        1.000           1.126                  --

   Government Portfolio -- Class II Shares (6/03)...........   2003        1.000           0.980              13,446

   Growth and Income Portfolio -- Class II Shares (6/03)....   2003        1.000           1.147                  --

   Money Market Portfolio -- Class II Shares (6/03).........   2003        1.000           0.990              13,680

Variable Insurance Products Fund II
   Contrafund(R) Portfolio -- Service Class 2 (6/03)........   2003        1.000           1.172                 678

Variable Insurance Products Fund III
   Mid Cap Portfolio -- Service Class 2 (6/03)..............   2003        1.000           1.258              14,283

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                         SEPARATE ACCOUNT CHARGES 2.50%

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR       END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth
   Fund -- Class I Shares (6/03)............................   2003        1.000           1.136               2,000

Morgan Stanley Variable Investment Series (Class Y)
   Dividend Growth Portfolio (9/03).........................   2003        1.000           1.092                  --

   Equity Portfolio (9/03)..................................   2003        1.000           1.077                  --

   S&P 500 Index Portfolio (9/03)...........................   2003        1.000           1.091                  --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (6/00)...........................   2003        1.000           1.170                  --

   High Yield Bond Fund -- Class I (11/99)..................   2003        1.000           1.066                 663

   Investors Fund -- Class I (9/99).........................   2003        1.000           1.135                  --

   Large Cap Growth Fund -- Class I (6/03)..................   2003        1.000           1.176               1,000

   Small Cap Growth Fund -- Class I (5/00)..................   2003        1.000           1.263               1,752

   Strategic Bond Fund -- Class I (9/99)....................   2003        1.000           1.012               8,086

Scudder Variable Series I
   Scudder Growth and Income Portfolio -- Class B (6/03)....   2003        1.000           1.124               1,000

Scudder Variable Series II
   Scudder International Select Equity Portfolio --
   Class B (6/03)...........................................   2003        1.000           1.206               3,949

The Travelers Series Trust
   Equity Income Portfolio (6/03)...........................   2003        1.000           1.135                  --

   Large Cap Portfolio (6/03)...............................   2003        1.000           1.124                  --

The Universal Institutional Funds, Inc.
   Active International Allocation Portfolio, Class I (5/00)   2003        1.000           1.094                  --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR       END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Emerging Markets Equity Portfolio, Class I (10/99).......   2003        1.000           1.353                  --

   Equity and Income Portfolio -- Class II (6/03)...........   2003        1.000           1.094              19,433

   Equity Growth Portfolio, Class I (5/00)..................   2003        1.000           1.112               1,020

   Global Franchise Portfolio -- Class II Shares (6/03).....   2003        1.000           1.158               8,013

   Global Value Equity Portfolio, Class I (8/99)............   2003        1.000           1.193                  --

   Mid Cap Growth Portfolio, Class I (5/00).................   2003        1.000           1.195                  --

   Small Company Growth Portfolio -- Class II (6/03)........   2003        1.000           1.225               2,382

   U.S. Mid Cap Value Portfolio, Class I (9/99).............   2003        1.000           1.206                 636

   U.S. Real Estate Securities Portfolio, Class I (10/99)...   2003        1.000           1.180                 429

   Core Plus Fixed Income Portfolio -- Class II (6/03)......   2003        1.000           0.998               8,204

   Value Portfolio, Class I (6/99)..........................   2003        1.000           1.170                  --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (6/03)................   2003        1.000           1.152               1,000

   MFS Total Return Portfolio (6/03)........................   2003        1.000           1.065              11,849

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (6/03).............   2003        1.000           1.148               6,587

   Emerging Growth Portfolio -- Class II Shares (6/03)......   2003        1.000           1.107               7,068

   Enterprise Portfolio -- Class II Shares (6/03)...........   2003        1.000           1.122                  --

   Government Portfolio -- Class II Shares (6/03)...........   2003        1.000           0.977               1,000

   Growth and Income Portfolio -- Class II Shares (6/03)....   2003        1.000           1.143               4,144

   Money Market Portfolio -- Class II Shares (6/03).........   2003        1.000           0.987               3,279

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR       END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
Variable Insurance Products Fund II
   Contrafund(R) Portfolio -- Service Class 2 (6/03)........   2003        1.000           1.169               1,320

Variable Insurance Products Fund III
   Mid Cap Portfolio -- Service Class 2 (6/03)..............   2003        1.000           1.255               6,413


                                      NOTES

Effective March 31, 2004 The Universal Institutional Fund, Inc.: Mid Cap Core Portfolio changed its name to U.S. Mid Cap Value Portfolio, Class I

Effective April 30, 2003 Salomon Brother Variable Series Funds Inc.: Capital Fund -- Class I changed its name to All Cap Fund -- Class I.

Effective May 3, 2004 the Greenwich Street Series Fund: Salomon Brothers Variable Emerging Growth Fund -- Class I Shares changed its name to Greenwich Street Series Fund: Salomon Brothers Variable Aggressive Growth Fund -- Class I.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2003.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

                  APPENDIX B -- CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

           THE TRAVELERS SEPARATE ACCOUNT EIGHT FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix___. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

                         SEPARATE ACCOUNT CHARGES 1.95%

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR       END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth
   Fund -- Class I Shares (8/03)............................   2003        1.000           1.140                 --

Morgan Stanley Variable Investment Series (Class Y)
   Dividend Growth Portfolio (9/03).........................   2003        1.000           1.094                 --

   Equity Portfolio (10/03).................................   2003        1.000           1.079                 --

   S&P 500 Index Portfolio (9/03)...........................   2003        1.000           1.093             37,717

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (7/99)...........................   2003        1.000           1.173                730

   High Yield Bond Fund -- Class I (7/99)...................   2003        1.000           1.069             41,744

   Investors Fund -- Class I (7/99).........................   2003        1.000           1.139                 --

   Large Cap Growth Fund -- Class I (8/03)..................   2003        1.000           1.179             16,281

   Small Cap Growth Fund -- Class I (6/00)..................   2003        1.000           1.266             32,394

   Strategic Bond Fund -- Class I (7/99)....................   2003        1.000           1.015             36,546

Scudder Variable Series I
   Scudder Growth and Income Portfolio -- Class B (8/03)....   2003        1.000           1.128                 --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR       END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
Scudder Variable Series II
   Scudder International Select Equity Portfolio --
   Class B (8/03)...........................................   2003        1.000           1.210             16,078

The Travelers Series Trust
   Equity Income Portfolio (8/03)...........................   2003        1.000           1.138             64,858

   Large Cap Portfolio (8/03)...............................   2003        1.000           1.128             62,987

The Universal Institutional Funds, Inc.
   Active International Allocation Portfolio, Class I (6/00)   2003        1.000           1.096                 --

   Emerging Markets Equity Portfolio, Class I (7/99)........   2003        1.000           1.357              5,479

   Equity and Income Portfolio -- Class II (8/03)...........   2003        1.000           1.097             22,061

   Equity Growth Portfolio, Class I (7/00)..................   2003        1.000           1.116              2,809

   Global Franchise Portfolio -- Class II Shares (8/03).....   2003        1.000           1.162             24,693

   Global Value Equity Portfolio, Class I (7/99)............   2003        1.000           1.197             10,484

   Mid Cap Growth Portfolio, Class I (6/00).................   2003        1.000           1.199              3,772

   Small Company Growth Portfolio -- Class II (8/03)........   2003        1.000           1.229             12,959

   U.S. Mid Cap Value Portfolio, Class I (7/99).............   2003        1.000           1.209             22,941

   U.S. Real Estate Securities Portfolio, Class I (7/99)....   2003        1.000           1.184              1,857

   Core Plus Fixed Income Portfolio -- Class II (8/03)......   2003        1.000           1.001             28,854

   Value Portfolio, Class I (7/99)..........................   2003        1.000           1.173              5,404

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (8/03)................   2003        1.000           1.156             17,149

   MFS Total Return Portfolio (8/03)........................   2003        1.000           1.068             64,349

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR       END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (8/03).............   2003        1.000           1.152            150,426

   Emerging Growth Portfolio -- Class II Shares (8/03)......   2003        1.000           1.111             31,734

   Enterprise Portfolio -- Class II Shares (8/03)...........   2003        1.000           1.126                 --

   Government Portfolio -- Class II Shares (8/03)...........   2003        1.000           0.980             70,605

   Growth and Income Portfolio -- Class II Shares (8/03)....   2003        1.000           1.147             46,014

   Money Market Portfolio -- Class II Shares (8/03).........   2003        1.000           0.990             83,154

Variable Insurance Products Fund II
   Contrafund(R) Portfolio -- Service Class 2 (8/03)........   2003        1.000           1.172             16,870

Variable Insurance Products Fund III
   Mid Cap Portfolio -- Service Class 2 (8/03)..............   2003        1.000           1.258             23,714

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                         SEPARATE ACCOUNT CHARGES 2.50%

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR       END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth
   Fund -- Class I Shares (8/03)............................   2003        1.000           1.136             34,009

Morgan Stanley Variable Investment Series (Class Y)
   Dividend Growth Portfolio (9/03).........................   2003        1.000           1.092              6,262

   Equity Portfolio (10/03).................................   2003        1.000           1.077              8,663

   S&P 500 Index Portfolio (9/03)...........................   2003        1.000           1.091             74,917

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (7/99)...........................   2003        1.000           1.170             94,304

   High Yield Bond Fund -- Class I (7/99)...................   2003        1.000           1.066            148,678

   Investors Fund -- Class I (7/99).........................   2003        1.000           1.135             55,397

   Large Cap Growth Fund -- Class I (8/03)..................   2003        1.000           1.176             41,470

   Small Cap Growth Fund -- Class I (6/00)..................   2003        1.000           1.263            141,892

   Strategic Bond Fund -- Class I (7/99)....................   2003        1.000           1.012            442,940

Scudder Variable Series I
   Scudder Growth and Income Portfolio -- Class B (8/03)....   2003        1.000           1.124             38,547

Scudder Variable Series II
   Scudder International Select Equity Portfolio --
   Class B (8/03)...........................................   2003        1.000           1.206            133,452

The Travelers Series Trust
   Equity Income Portfolio (8/03)...........................   2003        1.000           1.135            146,584

   Large Cap Portfolio (8/03)...............................   2003        1.000           1.124            143,724

The Universal Institutional Funds, Inc.
   Active International Allocation Portfolio, Class I (6/00)   2003        1.000           1.094                 --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR       END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Emerging Markets Equity Portfolio, Class I (7/99)........   2003        1.000           1.353             62,114

   Equity and Income Portfolio -- Class II (8/03)...........   2003        1.000           1.094            207,638

   Equity Growth Portfolio, Class I (7/00)..................   2003        1.000           1.112             88,001

   Global Franchise Portfolio -- Class II Shares (8/03).....   2003        1.000           1.158            233,250

   Global Value Equity Portfolio, Class I (7/99)............   2003        1.000           1.193             67,269

   Mid Cap Growth Portfolio, Class I (6/00).................   2003        1.000           1.195             76,816

   Small Company Growth Portfolio -- Class II (8/03)........   2003        1.000           1.225             61,450

   U.S. Mid Cap Value Portfolio, Class I (7/99).............   2003        1.000           1.206            154,285

   U.S. Real Estate Securities Portfolio, Class I (7/99)....   2003        1.000           1.180            123,138

   Core Plus Fixed Income Portfolio -- Class II (8/03)......   2003        1.000           0.998            335,662

   Value Portfolio, Class I (7/99)..........................   2003        1.000           1.170             26,282

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (8/03)................   2003        1.000           1.152             91,486

   MFS Total Return Portfolio (8/03)........................   2003        1.000           1.065            274,012

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (8/03).............   2003        1.000           1.148            903,279

   Emerging Growth Portfolio -- Class II Shares (8/03)......   2003        1.000           1.107             70,797

   Enterprise Portfolio -- Class II Shares (8/03)...........   2003        1.000           1.122             78,028

   Government Portfolio -- Class II Shares (8/03)...........   2003        1.000           0.977             98,832

   Growth and Income Portfolio -- Class II Shares (8/03)....   2003        1.000           1.143            563,500

   Money Market Portfolio -- Class II Shares (8/03).........   2003        1.000           0.987             68,748

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR       END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
Variable Insurance Products Fund II
   Contrafund(R) Portfolio -- Service Class 2 (8/03)........   2003        1.000           1.169            342,298

Variable Insurance Products Fund III
   Mid Cap Portfolio -- Service Class 2 (8/03)..............   2003        1.000           1.255            224,573


                                      NOTES

Effective March 31, 2004 The Universal Institutional Fund, Inc.: Mid Cap Core Portfolio changed its name to U.S. Mid Cap Value Portfolio, Class I

Effective April 30, 2003 Salomon Brother Variable Series Funds Inc.: Capital Fund -- Class I changed its name to All Cap Fund -- Class I.

Effective May 3, 2004 the Greenwich Street Series Fund: Salomon Brothers Variable Emerging Growth Fund -- Class I Shares changed its name to Greenwich Street Series Fund: Salomon Brothers Variable Aggressive Growth Fund -- Class I.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2003.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

                                   APPENDIX C
--------------------------------------------------------------------------------

                                THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic Annuity Payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. Where permitted by state law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract. The general account and any interest therein is not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at a rate not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of the minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirements, general economic trends and competitive factors.

TRANSFERS

You may make transfers from the Fixed Account to any other available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions. Where permitted by state law, we reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract.

                                   APPENDIX D
--------------------------------------------------------------------------------

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Insurance Company or The Travelers Life and Annuity Company. A list of the contents of the Statement of Additional Information is set forth below:

                   The Insurance Company
                   Principal Underwriter
                   Distribution and Principal Underwriting Agreement Valuation of Assets
                   Federal Tax Considerations
                   Independent Accountants
                   Condensed Financial Information
                   Financial Statements

--------------------------------------------------------------------------------

Copies of the Statement of Additional Information dated May 3, 2004 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to:
Travelers Life & Annuity, Annuity Investor Services, One Cityplace, 3 CP Hartford, Connecticut 06103-3415. The Travelers Insurance Company Statement of Additional Information is printed on Form L-21258S, and The Travelers Life and Annuity Statement of Additional Information is printed on Form L-21259S.

Name:
         -----------------------------------------------------------------------
Address:
         -----------------------------------------------------------------------

L-19981                                                                 May 2004

                                     PART B

          INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

                        PREMIER ADVISERS - ASSET MANAGER
                               PREMIER ADVISERS L


                       STATEMENT OF ADDITIONAL INFORMATION


                                      DATED


                                   MAY 3, 2004


                                       FOR


           THE TRAVELERS SEPARATE ACCOUNT EIGHT FOR VARIABLE ANNUITIES


                                    ISSUED BY


                     THE TRAVELERS LIFE AND ANNUITY COMPANY

This Statement of Additional Information ("SAI") is not a prospectus but relates to, and should be read in conjunction with, the Individual Variable Annuity Contract Prospectus dated May 3, 2004. A copy of the Prospectus may be obtained by writing to The Travelers Life and Annuity Company, Annuity Investor Services, One Cityplace, Hartford, Connecticut 06103-3415, or by calling (800) 842-8573 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.





                                TABLE OF CONTENTS

THE INSURANCE COMPANY.....................................................     2
PRINCIPAL UNDERWRITER.....................................................     2
DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT.........................     2
VALUATION OF ASSETS.......................................................     3
FEDERAL TAX CONSIDERATIONS................................................     4
INDEPENDENT AUDITORS .....................................................     7
CONDENSED FINANCIAL INFORMATION ..........................................     8
FINANCIAL STATEMENTS......................................................   F-1

                              THE INSURANCE COMPANY

The Travelers Life and Annuity Company (the "Company") is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. The Company is licensed to conduct a life insurance business in all states (except New York) and the District of Columbia and Puerto Rico. The Company's Home Office is located at One Cityplace Hartford, Connecticut 06103-3415 and its telephone number is (860) 308-1000.

The Company is a wholly owned subsidiary of The Travelers Insurance Company, an indirect, wholly owned subsidiary of Citigroup Inc. ("Citigroup"), a diversified holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world. Citigroup's activities are conducted through the Global Consumer, Global Corporate and Investment Bank, Global Investment Management and Private Banking, and Investment Activities segments.

STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the "Commissioner"). An annual statement covering the operations of the Company for the preceding year, as well as its financial conditions as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.

THE SEPARATE ACCOUNT. The Travelers Separate Account Eight for Variable Annuities (the "Separate Account") meets the definition of a separate account under the federal securities laws, and complies with the provisions of the 1940 Act. Additionally, the operations of the Separate Account are subject to the provisions of Section 38a-433 of the Connecticut General Statutes, which authorizes the Commissioner to adopt regulations under it. Section 38a-433 contains no restrictions on the investments of the Separate Account, and the Commissioner has adopted no regulations under the Section that affect the Separate Account. The Company holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from the Company's general corporate assets. Records are maintained of all purchases and redemptions of the Underlying Funds held in each of the Variable Funding Options.


                              PRINCIPAL UNDERWRITER

Travelers Distribution LLC ("TDLLC") serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. TDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut. TDLLC is affiliated with the Company and the Separate Account.


                DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, TDLLC and the Company, TDLLC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses TDLLC for certain sales and overhead expenses connected with sales functions.

The following table shows the amount of commissions paid to and the amount of commissions retained by TDLLC over the past three years.

                         TDLLC UNDERWRITING COMMISSIONS

------------------------------------------- ---------------------------------------- ----------------------------------------
                                             UNDERWRITING COMMISSIONS PAID TO TDLLC     AMOUNT OF UNDERWRITING COMMISSIONS
YEAR                                                     BY THE COMPANY                          RETAINED BY TDLLC
------------------------------------------- ---------------------------------------- ----------------------------------------
2003                                                        $121,903                                    $0
------------------------------------------- ---------------------------------------- ----------------------------------------
2002                                                        $103,960                                    $0
------------------------------------------- ---------------------------------------- ----------------------------------------
2001                                                        $124,215                                    $0
------------------------------------------- ---------------------------------------- ----------------------------------------


                               VALUATION OF ASSETS

FUNDING OPTIONS: The value of the assets of each Funding Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. It is expected that the Exchange will be closed on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Any security not traded on a securities exchange but traded in the over-the-counter-market and for which market quotations are readily available is valued at the mean between the quoted bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Securities traded on the over-the-counter-market and listed securities with no reported sales are valued at the mean between the last reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

Short-term investments for which a quoted market price is available are valued at market. Short-term investments maturing in more than sixty days for which there is no reliable quoted market price are valued by "marking to market" (computing a market value based upon quotations from dealers or issuers for securities of a similar type, quality and maturity.) "Marking to market" takes into account unrealized appreciation or depreciation due to changes in interest rates or other factors which would influence the current fair values of such securities. Short-term investments maturing in sixty days or less for which there is no reliable quoted market price are valued at amortized cost which approximates market.

THE CONTRACT VALUE: The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one valuation period to the next. The net investment factor for a Funding Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Funding Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a Funding Option is equal to (a) minus (b), divided by (c) where:

                  (a) = investment income plus capital gains and losses (whether realized or unrealized);

                  (b) = any deduction for applicable taxes (presently zero); and

                  (c) = the value of the assets of the funding option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. A Funding Option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the Accumulation Unit for each Funding Option was initially established at $1.00. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Funding Option and takes into account the investment performance, expenses and the deduction of certain expenses.

ANNUITY UNIT VALUE. The initial Annuity Unit value applicable to each Funding Option was established at $1.00. An Annuity Unit value as of any business day is equal to (a) the value of the Annuity Unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a valuation period of one day is
1.000081 and, for a period of two days, is 1.000081 x 1.000081.)


                           FEDERAL TAX CONSIDERATIONS

The following description of the federal income tax consequences under this Contract is general in nature and is therefore not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, a person contemplating purchase of an annuity Contract and by a Contract Owner or beneficiary who may make elections under a contract should consult with a qualified tax or legal adviser.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the later of calendar year in which a participant under a qualified plan or a Section 403(b) annuity attains age 70 1/2 or retires. Minimum annual distributions under an IRA must begin by April 1st of the calendar year in which the Contract Owner attains 70 1/2 regardless of when he or she retires. Distributions must also begin or be continued according to the minimum distribution rules under the Code following the death of the Contract Owner or the annuitant.

NONQUALIFIED ANNUITY CONTRACTS

Individuals may purchase tax-deferred annuities without any limits. The purchase payments receive no tax benefit, deduction or deferral, but taxes on the increases in the value of the contract are generally deferred until distribution and transfers between the various investment options are not subject to tax. Generally, if an annuity contract is owned by other than an individual (or an entity such as a trust or other "look-through" entity which owns for an individual's benefit), the owner will be taxed each year on the increase in the value of the contract. An exception applies for purchase payments made before March 1, 1986. The benefits of tax deferral of income earned under a non-qualified annuity should be compared with the relative federal tax rates on income from other types of investments (dividends and capital gains, taxable at 15% or less) relative to the ordinary income treatment received on annuity income.

If two or more annuity contracts are purchased from the same insurer within the same calendar year, such annuity contract will be aggregated for federal income tax purposes. As a result, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.

Those receiving partial distributions made before the maturity date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August 14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically, Section 72(s) requires that (a) if an owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the successor-owner. Contracts will be administered by the Company in accordance with these rules and the Company will make a notification when payments should be commenced. Special rules apply regarding distribution requirements when an annuity is owned by a trust or other entity for the benefit of one or more individuals.

INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"). The limit is $3,000 for calendar years 2002 - 2004, $4,000 for calendar years 2005-2007, and $5,000 for 2008, and will be indexed for inflation in years subsequent to 2008. Additional "catch-up" contributions may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

The Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of up to $40,000 for each participant. The Internal Revenue Services has not reviewed the contract for qualifications as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional enhanced death benefit in the contract comports with IRA qualification requirements.

SIMPLE PLAN IRA FORM

Effective January 1, 1997, employers may establish a savings incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to the applicable limit for the taxable year. The applicable limit was increased under EGTRRA. The applicable limit was increased under EGTRRA to $7,000 for 2002, $8,000 for 2003, $9,000 in 2004, $10,000 in 2005 (which will be indexed for inflation for years after 2005. (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution or a nonelective contribution based on the prescribed formulas for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of participation, shall be subject to a 25% early withdrawal tax.

ROTH IRAS

Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for the traditional IRA's), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.

QUALIFIED PENSION AND PROFIT-SHARING PLANS

Like most other contributions made under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

Distributions are generally taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Under a qualified plan, the investment in the contract may be zero.

The annual limits that apply to the amounts that may be contributed to a defined contribution plan each year were increased by EGTRRA. The maximum total annual limit was increased from $35,000 to $40,000 ($41,500 for 2004). The limit on employee salary reduction deferrals (commonly referred to as "401(k) contributions") increase on a graduated basis; $11,000 in 2002, $12,000 in 2003, $13,000 in 2004, $14,000 in 2005 and $15,000 in 2006. The $15,000 annual limit will be indexed for inflation after 2006.

SECTION 403(B) PLANS

Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A qualified contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code. The annual limits under Code Section 403(b) for employee salary reduction deferrals are increased under the same rules applicable to 401(k) plans ($11,000 in 2002, $12,000 in 2003, etc.)

Code section 403(b)(11) restricts this distribution under Code section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

FEDERAL INCOME TAX WITHHOLDING

The portion of a distribution, which is taxable income to the recipient, will be subject to federal income tax withholding as follows:

1. ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(B) PLANS OR ARRANGEMENTS, FROM QUALIFIED PENSION AND PROFIT-SHARING PLANS, OR FROM 457 PLANS SPONSORED BY GOVERNMENTAL ENTITIES

There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another qualified retirement plan (including a 457 plan sponsored by a governmental entity) but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

                   (a) a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

                   (b) a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

                   (c) a minimum required distribution as defined under the tax law is taken after the attainment of the age of 70 1/2 or as otherwise required by law, or

                   (d)    the distribution is a hardship distribution.

A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and the 10% additional tax penalty on premature withdrawals may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

2. OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

To the extent not subject to 20% mandatory withholding as described in 1. above, the portion of a non-periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable portion of the distribution will be withheld as federal income tax; provided that the recipient may elect any other percentage. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

3. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE
   YEAR)

The portion of a periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. Recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are subject to different withholding rules and cannot elect out of withholding.


                              INDEPENDENT AUDITORS

KPMG LLP, One Financial Plaza, Hartford, CT 06103 has been selected as independent auditors to examine and report on the fund's financial statements.

The financial statements and schedules of The Travelers Life and Annuity Company as of December 31, 2003 and 2002, and for each of the years in the three-year period ended December 31, 2003, included herein, and the financial statements of The Travelers Separate Account Eight for Variable Annuities as of December 31, 2003, and for each of the years in the two-year period ended December 31, 2003, also included herein, have been included in reliance upon the reports of KPMG LLP, independent accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The audit reports covering the December 31, 2003, financial statements and schedules of The Travelers Life and Annuity Company refer to changes in the Company's methods of accounting for goodwill and intangible assets in 2002, and for derivative instruments and hedging activities and for securitized financial assets in 2001.

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum seperate account charge are contained in the Prospectus.

                            PREMIER ADVISERS L (TLAC)

                         SEPARATE ACCOUNT CHARGES 2.10%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
Greenwich Street Series Fund
   Salomon Brothers Variable Emerging Growth Fund - Class I
   Shares (8/03)                                               2003        1.000           1.139                      --

Morgan Stanley Variable Investment Series (Class Y)
   Dividend Growth Portfolio (9/03)                            2003        1.000           1.094                  14,531

   Equity Portfolio (10/03)                                    2003        1.000           1.079                      --

   S&P 500 Index Portfolio (9/03)                              2003        1.000           1.092                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (7/99)                               2003        1.000           1.172                 155,146

   High Yield Bond Fund - Class I (7/99)                       2003        1.000           1.068                  21,599

   Investors Fund - Class I (7/99)                             2003        1.000           1.138                  23,850

   Large Cap Growth Fund - Class I (8/03)                      2003        1.000           1.178                  19,998

   Small Cap Growth Fund - Class I (6/00)                      2003        1.000           1.265                  31,636

   Strategic Bond Fund - Class I (7/99)                        2003        1.000           1.015                  24,041

Scudder Variable Series I
   Growth and Income Portfolio - Class B (8/03)                2003        1.000           1.127                   2,913

Scudder Variable Series II
   Scudder International Select Equity Portfolio -
   Class B (8/03)                                              2003        1.000           1.209                  62,112

The Travelers Series Trust
   Equity Income Portfolio (8/03)                              2003        1.000           1.138                   2,237

   Large Cap Portfolio (8/03)                                  2003        1.000           1.127                      --

                            PREMIER ADVISERS L (TLAC)

                   SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
The Universal Institutional Funds, Inc.
   Active International Allocation Portfolio, Class I (6/00)   2003        1.000           1.095                      --

   Emerging Markets Equity Portfolio, Class I (7/99)           2003        1.000           1.356                  30,415

   Equity and Income Portfolio - Class II (8/03)               2003        1.000           1.096                  31,895

   Equity Growth Portfolio, Class I (7/00)                     2003        1.000           1.115                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Global Franchise Portfolio - Class II Shares (8/03)         2003        1.000           1.161                  88,672

   Global Value Equity Portfolio, Class I (7/99)               2003        1.000           1.196                   7,086

   Mid Cap Growth Portfolio, Class I (6/00)                    2003        1.000           1.198                  34,706

   Small Company Growth Portfolio - Class II (8/03)            2003        1.000           1.228                  42,280

   U.S. Mid Cap Core Portfolio, Class I (7/99)                 2003        1.000           1.208                      --

   U.S. Real Estate Portfolio, Class I (7/99)                  2003        1.000           1.183                  38,101

   UIF Core Plus Fixed Income Portfolio - Class II (8/03)      2003        1.000           1.000                      --

   Value Portfolio, Class I (7/99)                             2003        1.000           1.172                  56,884

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (8/03)                   2003        1.000           1.155                  13,402

   MFS Total Return Portfolio (8/03)                           2003        1.000           1.068                 106,682

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (8/03)                 2003        1.000           1.151                 137,003

   Emerging Growth Portfolio - Class II Shares (8/03)          2003        1.000           1.110                  39,359

   Enterprise Portfolio - Class II Shares (8/03)               2003        1.000           1.125                  20,677

   Growth and Income Portfolio - Class II Shares (8/03)        2003        1.000           1.146                 119,651

   Money Market Portfolio - Class II Shares (8/03)             2003        1.000           0.990                      --

Variable Insurance Products Fund II
   Contrafund(R)Portfolio - Service Class 2 (8/03)             2003        1.000           1.171                  30,083

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (8/03)                  2003        1.000           1.257                  68,777

                            PREMIER ADVISERS L (TLAC)

                         SEPARATE ACCOUNT CHARGES 2.35%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
Greenwich Street Series Fund
   Salomon Brothers Variable Emerging Growth Fund - Class I
   Shares (8/03)                                               2003        1.000           1.137                 123,710

Morgan Stanley Variable Investment Series (Class Y)
   Dividend Growth Portfolio (9/03)                            2003        1.000           1.093                 324,388

   Equity Portfolio (10/03)                                    2003        1.000           1.078                  55,040

   S&P 500 Index Portfolio (9/03)                              2003        1.000           1.091                 106,516

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (7/99)                               2003        1.000           1.170                 250,700

   High Yield Bond Fund - Class I (7/99)                       2003        1.000           1.067                 239,665

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Investors Fund - Class I (7/99)                             2003        1.000           1.136                  87,423

   Large Cap Growth Fund - Class I (8/03)                      2003        1.000           1.177                 214,295

   Small Cap Growth Fund - Class I (6/00)                      2003        1.000           1.264                 311,088

   Strategic Bond Fund - Class I (7/99)                        2003        1.000           1.013                 494,828

Scudder Variable Series I
   Growth and Income Portfolio - Class B (8/03)                2003        1.000           1.125                  34,355

Scudder Variable Series II
   Scudder International Select Equity Portfolio -
   Class B (8/03)                                              2003        1.000           1.207                 201,627

The Travelers Series Trust
   Equity Income Portfolio (8/03)                              2003        1.000           1.136                 344,438

   Large Cap Portfolio (8/03)                                  2003        1.000           1.125                 234,391

The Universal Institutional Funds, Inc.
   Active International Allocation Portfolio, Class I (6/00)   2003        1.000           1.094                      --

   Emerging Markets Equity Portfolio, Class I (7/99)           2003        1.000           1.354                  97,850

   Equity and Income Portfolio - Class II (8/03)               2003        1.000           1.095                 993,143

   Equity Growth Portfolio, Class I (7/00)                     2003        1.000           1.113                 266,373

   Global Franchise Portfolio - Class II Shares (8/03)         2003        1.000           1.159                 712,480

   Global Value Equity Portfolio, Class I (7/99)               2003        1.000           1.194                 126,697

   Mid Cap Growth Portfolio, Class I (6/00)                    2003        1.000           1.196                 213,202

   Small Company Growth Portfolio - Class II (8/03)            2003        1.000           1.226                 219,327

   U.S. Mid Cap Core Portfolio, Class I (7/99)                 2003        1.000           1.207                 214,167

   U.S. Real Estate Portfolio, Class I (7/99)                  2003        1.000           1.181                 237,114

   UIF Core Plus Fixed Income Portfolio - Class II (8/03)      2003        1.000           0.999                 502,081

   Value Portfolio, Class I (7/99)                             2003        1.000           1.171                 113,951

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (8/03)                   2003        1.000           1.153                  33,182

   MFS Total Return Portfolio (8/03)                           2003        1.000           1.066                 473,452

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (8/03)                 2003        1.000           1.149               1,567,743

   Emerging Growth Portfolio - Class II Shares (8/03)          2003        1.000           1.108                 448,232

   Enterprise Portfolio - Class II Shares (8/03)               2003        1.000           1.123                  70,655

   Government Portfolio - Class II Shares (8/03)               2003        1.000           0.978                 205,395

   Growth and Income Portfolio - Class II Shares (8/03)        2003        1.000           1.144               1,217,167

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Money Market Portfolio - Class II Shares (8/03)             2003        1.000           0.988                 152,968

Variable Insurance Products Fund II
   Contrafund(R)Portfolio - Service Class 2 (8/03)             2003        1.000           1.170                 622,638

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (8/03)                  2003        1.000           1.256                 500,612



                                      NOTES

Effective March 31, 2004 The Universal Institutional Fund, Inc.: Mid Cap Value Portfolio changed its name to U.S. Mid Cap Core Portfolio, Class I

Effective April 30, 2003 Salomon Brother Variable Series Funds Inc.: Capital Fund - Class I changed its name to All Cap Fund - Class I.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2003.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

ANNUAL REPORT
DECEMBER 31, 2003

                           THE TRAVELERS SEPARATE ACCOUNT EIGHT
                           FOR VARIABLE ANNUITIES

[TRAVELERS LOGO]

The Travelers Insurance Company
The Travelers Life and Annuity Company
One Cityplace
Hartford, CT  06103

                      THE TRAVELERS SEPARATE ACCOUNT EIGHT
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003

                                      SALOMON BROTHERS        DIVIDEND
                                      VARIABLE EMERGING        GROWTH              EQUITY             S&P 500
                                        GROWTH FUND -       PORTFOLIO -         PORTFOLIO -      INDEX PORTFOLIO -
                                       CLASS I SHARES          CLASS Y            CLASS Y             CLASS Y
                                      -----------------     -----------         -----------      -----------------
ASSETS:
  Investments at market value:            $179,361            $377,362            $ 68,688            $239,262
                                          --------            --------            --------            --------

      Total Assets ...........             179,361             377,362              68,688             239,262
                                          --------            --------            --------            --------


LIABILITIES:
  Payables:
    Insurance charges ........                  54                 110                  21                  65
    Administrative fees ......                   4                   8                   1                   4
                                          --------            --------            --------            --------

      Total Liabilities ......                  58                 118                  22                  69
                                          --------            --------            --------            --------

NET ASSETS:                               $179,303            $377,244            $ 68,666            $239,193
                                          ========            ========            ========            ========

                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT EIGHT
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                            ALL CAP             HIGH YIELD            INVESTORS              LARGE CAP
                                             FUND -             BOND FUND -             FUND -             GROWTH FUND -
                                            CLASS I               CLASS I              CLASS I                CLASS I
                                          ----------            -----------           ----------           -------------
ASSETS:
  Investments at market value:            $2,812,733            $3,635,014            $1,206,860            $  343,817
                                          ----------            ----------            ----------            ----------

      Total Assets ...........             2,812,733             3,635,014             1,206,860               343,817
                                          ----------            ----------            ----------            ----------


LIABILITIES:
  Payables:
    Insurance charges ........                   625                   808                   269                   100
    Administrative fees ......                    57                    76                    25                     7
                                          ----------            ----------            ----------            ----------

      Total Liabilities ......                   682                   884                   294                   107
                                          ----------            ----------            ----------            ----------

NET ASSETS:                               $2,812,051            $3,634,130            $1,206,566            $  343,710
                                          ==========            ==========            ==========            ==========

                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT EIGHT
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                                                       SCUDDER
                                                GROWTH AND          INTERNATIONAL
    SMALL CAP            STRATEGIC                INCOME            SELECT EQUITY
  GROWTH FUND -          BOND FUND -           PORTFOLIO -           PORTFOLIO -          EQUITY INCOME          LARGE CAP
     CLASS I               CLASS I               CLASS B               CLASS B              PORTFOLIO            PORTFOLIO
  -------------          -----------           -----------          -------------         -------------          ----------
   $1,857,730            $5,127,425            $   85,292            $  498,960            $  634,201            $  496,568
   ----------            ----------            ----------            ----------            ----------            ----------

    1,857,730             5,127,425                85,292               498,960               634,201               496,568
   ----------            ----------            ----------            ----------            ----------            ----------




          447                 1,156                    26                   147                   186                   148
           38                   105                     2                    10                    13                    10
   ----------            ----------            ----------            ----------            ----------            ----------

          485                 1,261                    28                   157                   199                   158
   ----------            ----------            ----------            ----------            ----------            ----------

   $1,857,245            $5,126,164            $   85,264            $  498,803            $  634,002            $  496,410
   ==========            ==========            ==========            ==========            ==========            ==========

                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT EIGHT
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                          EMERGING              EQUITY AND              EQUITY                GLOBAL
                                           MARKETS                INCOME                GROWTH              FRANCHISE
                                     EQUITY PORTFOLIO -        PORTFOLIO -           PORTFOLIO -           PORTFOLIO -
                                           CLASS I               CLASS II              CLASS I               CLASS II
                                     ------------------        -----------           -----------           -----------
ASSETS:
  Investments at market value:            $1,260,525            $1,373,754            $2,172,226            $1,228,170
                                          ----------            ----------            ----------            ----------

      Total Assets ...........             1,260,525             1,373,754             2,172,226             1,228,170
                                          ----------            ----------            ----------            ----------


LIABILITIES:
  Payables:
    Insurance charges ........                   269                   413                   488                   360
    Administrative fees ......                    25                    28                    44                    24
                                          ----------            ----------            ----------            ----------

      Total Liabilities ......                   294                   441                   532                   384
                                          ----------            ----------            ----------            ----------

NET ASSETS:                               $1,260,231            $1,373,313            $2,171,694            $1,227,786
                                          ==========            ==========            ==========            ==========

                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT EIGHT
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                                                                              U.S. MID            U.S. REAL
   GLOBAL VALUE            MID CAP             SMALL COMPANY          TECHNOLOGY              CAP CORE              ESTATE
EQUITY PORTFOLIO -    GROWTH PORTFOLIO -     GROWTH PORTFOLIO -       PORTFOLIO -           PORTFOLIO -          PORTFOLIO -
      CLASS I               CLASS I               CLASS II              CLASS I               CLASS I               CLASS I
------------------    ------------------     ------------------       -----------           -----------          -----------
    $3,370,671            $2,426,117            $  412,190            $  330,735            $4,592,714            $2,198,961
    ----------            ----------            ----------            ----------            ----------            ----------

     3,370,671             2,426,117               412,190               330,735             4,592,714             2,198,961
    ----------            ----------            ----------            ----------            ----------            ----------




           713                   553                   120                    68                 1,003                   502
            68                    49                     8                     7                    94                    45
    ----------            ----------            ----------            ----------            ----------            ----------

           781                   602                   128                    75                 1,097                   547
    ----------            ----------            ----------            ----------            ----------            ----------

    $3,369,890            $2,425,515            $  412,062            $  330,660            $4,591,617            $2,198,414
    ==========            ==========            ==========            ==========            ==========            ==========

                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT EIGHT
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                          CORE PLUS
                                            FIXED
                                           INCOME                 VALUE              AIM CAPITAL             MFS TOTAL
                                         PORTFOLIO -           PORTFOLIO -           APPRECIATION             RETURN
                                           CLASS II              CLASS I              PORTFOLIO              PORTFOLIO
                                         -----------           -----------           ------------           ----------
ASSETS:
  Investments at market value:            $  865,403            $2,433,482            $  179,016            $  979,560
                                          ----------            ----------            ----------            ----------

      Total Assets ...........               865,403             2,433,482               179,016               979,560
                                          ----------            ----------            ----------            ----------


LIABILITIES:
  Payables:
    Insurance charges ........                   264                   513                    52                   289
    Administrative fees ......                    18                    50                     4                    20
                                          ----------            ----------            ----------            ----------

      Total Liabilities ......                   282                   563                    56                   309
                                          ----------            ----------            ----------            ----------

NET ASSETS:                               $  865,121            $2,432,919            $  178,960            $  979,251
                                          ==========            ==========            ==========            ==========

                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT EIGHT
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                                EMERGING             EMERGING
    COMSTOCK              COMSTOCK               GROWTH               GROWTH               ENTERPRISE            ENTERPRISE
   PORTFOLIO -           PORTFOLIO -          PORTFOLIO -           PORTFOLIO -           PORTFOLIO -            PORTFOLIO -
     CLASS I              CLASS II               CLASS I             CLASS II                CLASS I              CLASS II
     SHARES                SHARES                SHARES                SHARES                SHARES                SHARES
   -----------           -----------          -----------           -----------           -----------            -----------
   $6,341,152            $3,170,998            $3,388,714            $  654,285            $2,301,020            $  190,212
   ----------            ----------            ----------            ----------            ----------            ----------

    6,341,152             3,170,998             3,388,714               654,285             2,301,020               190,212
   ----------            ----------            ----------            ----------            ----------            ----------




        1,320                   942                   708                   193                   470                    57
          129                    64                    69                    13                    47                     4
   ----------            ----------            ----------            ----------            ----------            ----------

        1,449                 1,006                   777                   206                   517                    61
   ----------            ----------            ----------            ----------            ----------            ----------

   $6,339,703            $3,169,992            $3,387,937            $  654,079            $2,300,503            $  190,151
   ==========            ==========            ==========            ==========            ==========            ==========

                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT EIGHT
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                                                                         GROWTH AND             GROWTH AND
                                           GOVERNMENT             GOVERNMENT               INCOME                 INCOME
                                           PORTFOLIO -           PORTFOLIO -            PORTFOLIO -            PORTFOLIO -
                                             CLASS I               CLASS II                CLASS I               CLASS II
                                             SHARES                 SHARES                 SHARES                 SHARES
                                          -----------            -----------            -----------            -----------
ASSETS:
  Investments at market value:            $ 5,552,527            $   373,172            $10,347,947            $ 2,227,335
                                          -----------            -----------            -----------            -----------

      Total Assets ...........              5,552,527                373,172             10,347,947              2,227,335
                                          -----------            -----------            -----------            -----------


LIABILITIES:
  Payables:
    Insurance charges ........                  1,150                    110                  2,126                    663
    Administrative fees ......                    114                      8                    211                     45
                                          -----------            -----------            -----------            -----------

      Total Liabilities ......                  1,264                    118                  2,337                    708
                                          -----------            -----------            -----------            -----------

NET ASSETS:                               $ 5,551,263            $   373,054            $10,345,610            $ 2,226,627
                                          ===========            ===========            ===========            ===========

                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT EIGHT
                             FOR VARIABLE ANNUITIES

                STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                               DECEMBER 31, 2003

   MONEY MARKET          MONEY MARKET           CONTRAFUND(R)             MID CAP
    PORTFOLIO -           PORTFOLIO -            PORTFOLIO -            PORTFOLIO -
      CLASS I              CLASS II                SERVICE                SERVICE
      SHARES                SHARES                 CLASS 2                CLASS 2                COMBINED
   ------------          ------------           -------------           -----------            -----------
   $ 3,375,656            $   301,535            $ 1,183,556            $ 1,027,010            $81,821,916
   -----------            -----------            -----------            -----------            -----------

     3,375,656                301,535              1,183,556              1,027,010             81,821,916
   -----------            -----------            -----------            -----------            -----------




           693                    105                    356                    302                 18,964
            69                      7                     24                     21                  1,669
   -----------            -----------            -----------            -----------            -----------

           762                    112                    380                    323                 20,633
   -----------            -----------            -----------            -----------            -----------

   $ 3,374,894            $   301,423            $ 1,183,176            $ 1,026,687            $81,801,283
   ===========            ===========            ===========            ===========            ===========

                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT EIGHT
                             FOR VARIABLE ANNUITIES

                            STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                     SALOMON BROTHERS
                                                         VARIABLE            DIVIDEND                             S&P 500
                                                         EMERGING             GROWTH            EQUITY             INDEX
                                                       GROWTH FUND -       PORTFOLIO -       PORTFOLIO -        PORTFOLIO -
                                                      CLASS I SHARES         CLASS Y           CLASS Y            CLASS Y
                                                     ----------------      -----------       -----------        -----------
INVESTMENT INCOME:
  Dividends ...................................          $     --           $  1,123          $     10           $     --
                                                         --------           --------          --------           --------

EXPENSES:
  Insurance charges ...........................               709                984               207                598
  Administrative fees .........................                47                 67                14                 41
                                                         --------           --------          --------           --------

    Total expenses ............................               756              1,051               221                639
                                                         --------           --------          --------           --------

      Net investment income (loss) ............              (756)                72              (211)              (639)
                                                         --------           --------          --------           --------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                --                 --                --                 --
    Realized gain (loss) on sale of investments                14                 18                 4                  6
                                                         --------           --------          --------           --------

      Realized gain (loss) ....................                14                 18                 4                  6
                                                         --------           --------          --------           --------

    Change in unrealized gain (loss)
      on investments ..........................            13,346             20,572             3,279             12,193
                                                         --------           --------          --------           --------


  Net increase (decrease) in net assets
    resulting from operations .................          $ 12,604           $ 20,662          $  3,072           $ 11,560
                                                         ========           ========          ========           ========

                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT EIGHT
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                               LARGE CAP
                       HIGH YIELD                                GROWTH            SMALL CAP           STRATEGIC
    ALL CAP           BOND FUND -          INVESTORS            FUND -               GROWTH           BOND FUND -
 FUND - CLASS I         CLASS I          FUND - CLASS I         CLASS I          FUND - CLASS I         CLASS I
 --------------       -----------        --------------        ---------         --------------       -----------
   $   5,956           $ 216,113           $  14,821           $      --           $      --           $ 267,016
   ---------           ---------           ---------           ---------           ---------           ---------


      28,695              40,784              13,896               1,509              18,989              57,318
       2,772               3,927               1,332                 104               1,760               5,579
   ---------           ---------           ---------           ---------           ---------           ---------

      31,467              44,711              15,228               1,613              20,749              62,897
   ---------           ---------           ---------           ---------           ---------           ---------

     (25,511)            171,402                (407)             (1,613)            (20,749)            204,119
   ---------           ---------           ---------           ---------           ---------           ---------



          --                  --                  --                  --                  --             112,577
     (19,601)            403,276             (21,668)              1,387              47,921              49,388
   ---------           ---------           ---------           ---------           ---------           ---------

     (19,601)            403,276             (21,668)              1,387              47,921             161,965
   ---------           ---------           ---------           ---------           ---------           ---------


     641,976             (37,699)            267,069              20,939             439,729              22,539
   ---------           ---------           ---------           ---------           ---------           ---------



   $ 596,864           $ 536,979           $ 244,994           $  20,713           $ 466,901           $ 388,623
   =========           =========           =========           =========           =========           =========

                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT EIGHT
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                            SCUDDER
                                                        GROWTH AND        INTERNATIONAL
                                                          INCOME         SELECT EQUITY
                                                        PORTFOLIO -        PORTFOLIO -      EQUITY INCOME        LARGE CAP
                                                          CLASS B            CLASS B           PORTFOLIO         PORTFOLIO
                                                        -----------      --------------     -------------        ---------
INVESTMENT INCOME:
  Dividends ...................................          $     --           $     --           $  5,066          $  1,761
                                                         --------           --------           --------          --------

EXPENSES:
  Insurance charges ...........................               371              2,038              2,402             2,121
  Administrative fees .........................                25                139                165               145
                                                         --------           --------           --------          --------

    Total expenses ............................               396              2,177              2,567             2,266
                                                         --------           --------           --------          --------

      Net investment income (loss) ............              (396)            (2,177)             2,499              (505)
                                                         --------           --------           --------          --------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                --                 --                 --                --
    Realized gain (loss) on sale of investments                 6                210                348                18
                                                         --------           --------           --------          --------

      Realized gain (loss) ....................                 6                210                348                18
                                                         --------           --------           --------          --------

    Change in unrealized gain (loss)
      on investments ..........................             5,039             45,291             36,420            27,056
                                                         --------           --------           --------          --------


  Net increase (decrease) in net assets
    resulting from operations .................          $  4,649           $ 43,324           $ 39,267          $ 26,569
                                                         ========           ========           ========          ========

                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT EIGHT
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

     ACTIVE           EMERGING
  INTERNATIONAL       MARKETS            EQUITY AND                               GLOBAL           GLOBAL VALUE
   ALLOCATION          EQUITY              INCOME          EQUITY GROWTH         FRANCHISE             EQUITY
   PORTFOLIO -       PORTFOLIO -         PORTFOLIO -        PORTFOLIO -         PORTFOLIO -         PORTFOLIO -
     CLASS I           CLASS I            CLASS II            CLASS I            CLASS II             CLASS I
  -------------      -----------         -----------       -------------        -----------        ------------
   $  84,232          $      --           $   6,175          $      --           $      --           $      --
   ---------          ---------           ---------          ---------           ---------           ---------


      19,311             13,006               5,131             23,082               4,717              34,264
       1,914              1,281                 349              2,214                 323               3,363
   ---------          ---------           ---------          ---------           ---------           ---------

      21,225             14,287               5,480             25,296               5,040              37,627
   ---------          ---------           ---------          ---------           ---------           ---------

      63,007            (14,287)                695            (25,296)             (5,040)            (37,627)
   ---------          ---------           ---------          ---------           ---------           ---------



          --                 --               3,539                 --               1,709                  --
     368,204            393,943                 923            (53,278)              2,587              48,429
   ---------          ---------           ---------          ---------           ---------           ---------

     368,204            393,943               4,462            (53,278)              4,296              48,429
   ---------          ---------           ---------          ---------           ---------           ---------


       9,844             55,738              73,661            396,668             109,040             594,324
   ---------          ---------           ---------          ---------           ---------           ---------



   $ 441,055          $ 435,394           $  78,818          $ 318,094           $ 108,296           $ 605,126
   =========          =========           =========          =========           =========           =========

                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT EIGHT
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                         MID CAP
                                                         GROWTH           SMALL COMPANY         TECHNOLOGY        U.S. MID CAP
                                                       PORTFOLIO -      GROWTH PORTFOLIO -     PORTFOLIO -      CORE PORTFOLIO -
                                                         CLASS I             CLASS II            CLASS I             CLASS I
                                                       -----------      ------------------     -----------      ----------------
INVESTMENT INCOME:
  Dividends ...................................        $        --         $        --         $        --         $        --
                                                       -----------         -----------         -----------         -----------

EXPENSES:
  Insurance charges ...........................             26,169               1,665               4,346              56,134
  Administrative fees .........................              2,455                 115                 434               5,406
                                                       -----------         -----------         -----------         -----------

    Total expenses ............................             28,624               1,780               4,780              61,540
                                                       -----------         -----------         -----------         -----------

      Net investment income (loss) ............            (28,624)             (1,780)             (4,780)            (61,540)
                                                       -----------         -----------         -----------         -----------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                 --               6,977                  --                  --
    Realized gain (loss) on sale of investments            (42,793)                115              13,799            (320,695)
                                                       -----------         -----------         -----------         -----------

      Realized gain (loss) ....................            (42,793)              7,092              13,799            (320,695)
                                                       -----------         -----------         -----------         -----------

    Change in unrealized gain (loss)
      on investments ..........................            610,576              15,315             106,832           1,601,708
                                                       -----------         -----------         -----------         -----------


  Net increase (decrease) in net assets
    resulting from operations .................        $   539,159         $    20,627         $   115,851         $ 1,219,473
                                                       ===========         ===========         ===========         ===========

                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT EIGHT
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

      U.S.                CORE PLUS                                                            MFS                COMSTOCK
   REAL ESTATE           FIXED INCOME             VALUE               AIM CAPITAL             TOTAL             PORTFOLIO -
   PORTFOLIO -            PORTFOLIO -          PORTFOLIO -           APPRECIATION             RETURN               CLASS I
     CLASS I               CLASS II              CLASS I               PORTFOLIO            PORTFOLIO              SHARES
   -----------           ------------          -----------           ------------          -----------          -----------
   $        --           $        --           $        --           $        --           $    20,702          $    54,902
   -----------           -----------           -----------           -----------           -----------          -----------


        26,485                 3,519                27,205                   637                 3,213               81,509
         2,548                   238                 2,696                    43                   220                7,952
   -----------           -----------           -----------           -----------           -----------          -----------

        29,033                 3,757                29,901                   680                 3,433               89,461
   -----------           -----------           -----------           -----------           -----------          -----------

       (29,033)               (3,757)              (29,901)                 (680)               17,269              (34,559)
   -----------           -----------           -----------           -----------           -----------          -----------



            --                    --                    --                    --                    --                   --
        59,542                   230               (57,065)                  940                   252             (192,803)
   -----------           -----------           -----------           -----------           -----------          -----------

        59,542                   230               (57,065)                  940                   252             (192,803)
   -----------           -----------           -----------           -----------           -----------          -----------


       492,212                 9,689               604,447                 8,241                24,693            1,623,313
   -----------           -----------           -----------           -----------           -----------          -----------



   $   522,721           $     6,162           $   517,481           $     8,501           $    42,214          $ 1,395,951
   ===========           ===========           ===========           ===========           ===========          ===========

                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT EIGHT
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                                                 EMERGING
                                                        COMSTOCK                                  GROWTH           ENTERPRISE
                                                       PORTFOLIO -          EMERGING           PORTFOLIO -         PORTFOLIO -
                                                         CLASS II      GROWTH PORTFOLIO -        CLASS II            CLASS I
                                                         SHARES          CLASS I SHARES           SHARES             SHARES
                                                       -----------     ------------------      -----------         -----------
INVESTMENT INCOME:
  Dividends ...................................        $        --         $        --         $        --         $    12,224
                                                       -----------         -----------         -----------         -----------

EXPENSES:
  Insurance charges ...........................             12,307              49,325               2,426              34,994
  Administrative fees .........................                837               4,824                 166               3,485
                                                       -----------         -----------         -----------         -----------

    Total expenses ............................             13,144              54,149               2,592              38,479
                                                       -----------         -----------         -----------         -----------

      Net investment income (loss) ............            (13,144)            (54,149)             (2,592)            (26,255)
                                                       -----------         -----------         -----------         -----------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                 --                  --                  --                  --
    Realized gain (loss) on sale of investments              1,834            (515,148)                 93            (551,662)
                                                       -----------         -----------         -----------         -----------

      Realized gain (loss) ....................              1,834            (515,148)                 93            (551,662)
                                                       -----------         -----------         -----------         -----------

    Change in unrealized gain (loss)
      on investments ..........................            238,249           1,304,915              19,283           1,068,297
                                                       -----------         -----------         -----------         -----------


  Net increase (decrease) in net assets
    resulting from operations .................        $   226,939         $   735,618         $    16,784         $   490,380
                                                       ===========         ===========         ===========         ===========

                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT EIGHT
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                     GROWTH AND             GROWTH AND             MONEY
   ENTERPRISE            GOVERNMENT            GOVERNMENT               INCOME                INCOME               MARKET
   PORTFOLIO -           PORTFOLIO -           PORTFOLIO -           PORTFOLIO -           PORTFOLIO -           PORTFOLIO -
    CLASS II               CLASS I              CLASS II               CLASS I               CLASS II             CLASS I
     SHARES                SHARES                SHARES                SHARES                 SHARES               SHARES
   -----------           -----------           -----------           -----------           -----------           -----------
   $        --           $   390,473           $        --           $    64,729           $        --           $    50,713
   -----------           -----------           -----------           -----------           -----------           -----------


         1,039               115,308                 1,319               110,022                 8,839               125,237
            70                11,495                    92                10,906                   601                12,382
   -----------           -----------           -----------           -----------           -----------           -----------

         1,109               126,803                 1,411               120,928                 9,440               137,619
   -----------           -----------           -----------           -----------           -----------           -----------

        (1,109)              263,670                (1,411)              (56,199)               (9,440)              (86,906)
   -----------           -----------           -----------           -----------           -----------           -----------



            --                    --                    --                    --                    --                    --
            30                (6,020)                  176               (87,680)                   70                    --
   -----------           -----------           -----------           -----------           -----------           -----------

            30                (6,020)                  176               (87,680)                   70                    --
   -----------           -----------           -----------           -----------           -----------           -----------


        12,862              (256,935)                2,412             1,943,972               175,017                    --
   -----------           -----------           -----------           -----------           -----------           -----------



   $    11,783           $       715           $     1,177           $ 1,800,093           $   165,647           $   (86,906)
   ===========           ===========           ===========           ===========           ===========           ===========

                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT EIGHT
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                           MONEY
                                                           MARKET           CONTRAFUND(R)          MID CAP
                                                        PORTFOLIO -          PORTFOLIO -          PORTFOLIO -
                                                          CLASS II             SERVICE              SERVICE
                                                          SHARES               CLASS 2              CLASS 2             COMBINED
                                                       ------------         -------------        ------------         ------------
INVESTMENT INCOME:
  Dividends ...................................        $        131         $         --         $         --         $  1,196,147
                                                       ------------         ------------         ------------         ------------

EXPENSES:
  Insurance charges ...........................               1,336                4,756                3,835              971,757
  Administrative fees .........................                  91                  320                  261               93,198
                                                       ------------         ------------         ------------         ------------

    Total expenses ............................               1,427                5,076                4,096            1,064,955
                                                       ------------         ------------         ------------         ------------

      Net investment income (loss) ............              (1,296)              (5,076)              (4,096)             131,192
                                                       ------------         ------------         ------------         ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                  --                   --                   --              124,802
    Realized gain (loss) on sale of investments                  --                2,215                2,125             (470,310)
                                                       ------------         ------------         ------------         ------------

      Realized gain (loss) ....................                  --                2,215                2,125             (345,508)
                                                       ------------         ------------         ------------         ------------

    Change in unrealized gain (loss)
      on investments ..........................                  --               71,237               82,593           12,515,952
                                                       ------------         ------------         ------------         ------------


  Net increase (decrease) in net assets
    resulting from operations .................        $     (1,296)        $     68,376         $     80,622         $ 12,301,636
                                                       ============         ============         ============         ============

                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT EIGHT
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                               SALOMON BROTHERS
                                                   VARIABLE
                                                   EMERGING             DIVIDEND GROWTH               EQUITY
                                                 GROWTH FUND -             PORTFOLIO -              PORTFOLIO -
                                                CLASS I SHARES              CLASS Y                  CLASS Y
                                           -----------------------   ---------------------   ---------------------
                                               2003         2002        2003        2002        2003        2002
                                            ---------    ---------   ---------   ---------   ---------    --------
OPERATIONS:
  Net investment income (loss) ..........   $    (756)   $      --   $      72   $      --   $    (211)   $     --
  Realized gain (loss) ..................          14           --          18          --           4          --
  Change in unrealized gain (loss)
    on investments ......................      13,346           --      20,572          --       3,279          --
                                            ---------    ---------   ---------   ---------   ---------    --------

    Net increase (decrease) in net assets
      resulting from operations .........      12,604           --      20,662          --       3,072          --
                                            ---------    ---------   ---------   ---------   ---------    --------

UNIT TRANSACTIONS:
  Participant purchase payments .........     146,858           --     343,417          --      54,130          --
  Participant transfers from other
    funding options .....................      19,841           --      13,165          --      11,464          --
  Administrative charges ................          --           --          --          --          --          --
  Contract surrenders ...................          --           --          --          --          --          --
  Participant transfers to other
    funding options .....................          --           --          --          --          --          --
  Other payments to participants ........          --           --          --          --          --          --
                                            ---------    ---------   ---------   ---------   ---------    --------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     166,699           --     356,582          --      65,594          --
                                            ---------    ---------   ---------   ---------   ---------    --------

    Net increase (decrease) in net assets     179,303           --     377,244          --      68,666          --


NET ASSETS:
    Beginning of year ...................          --           --          --          --          --          --
                                            ---------    ---------   ---------   ---------   ---------    --------
    End of year .........................   $ 179,303    $      --   $ 377,244   $      --   $  68,666    $     --
                                            =========    =========   =========   =========   =========    ========

                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT EIGHT
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                     S&P 500
                                                      INDEX                                                    HIGH YIELD
                                                   PORTFOLIO -                     ALL CAP                     BOND FUND -
                                                     CLASS Y                    FUND - CLASS I                   CLASS I
                                           ---------------------------  ---------------------------   ---------------------------
                                               2003           2002          2003           2002           2003           2002
                                           ------------   ------------  ------------   ------------   ------------   ------------
OPERATIONS:
  Net investment income (loss) ..........  $       (639)  $         --  $    (25,511)  $    (21,554)  $    171,402   $    105,887
  Realized gain (loss) ..................             6             --       (19,601)      (130,981)       403,276          5,431
  Change in unrealized gain (loss)
    on investments ......................        12,193             --       641,976       (384,527)       (37,699)       (33,226)
                                           ------------   ------------  ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........        11,560             --       596,864       (537,062)       536,979         78,092
                                           ------------   ------------  ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........       205,967             --       656,512        379,811        546,444        319,183
  Participant transfers from other
    funding options .....................        21,666             --       488,485        303,043     16,092,101      8,539,419
  Administrative charges ................            --             --        (1,023)          (963)          (371)          (169)
  Contract surrenders ...................            --             --      (175,717)      (124,786)    (1,036,401)       (21,923)
  Participant transfers to other
    funding options .....................            --             --      (137,937)      (604,463)   (14,196,832)    (7,569,728)
  Other payments to participants ........            --             --        (3,268)       (14,226)       (18,907)       (30,706)
                                           ------------   ------------  ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       227,633             --       827,052        (61,584)     1,386,034      1,236,076
                                           ------------   ------------  ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets       239,193             --     1,423,916       (598,646)     1,923,013      1,314,168


NET ASSETS:
    Beginning of year ...................            --             --     1,388,135      1,986,781      1,711,117        396,949
                                           ------------   ------------  ------------   ------------   ------------   ------------
    End of year .........................  $    239,193   $         --  $  2,812,051   $  1,388,135   $  3,634,130   $  1,711,117
                                           ============   ============  ============   ============   ============   ============

                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT EIGHT
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                    LARGE CAP                  SMALL CAP                    STRATEGIC
        INVESTORS                  GROWTH FUND -              GROWTH FUND -                BOND FUND -
      FUND - CLASS I                 CLASS I                    CLASS I                      CLASS I
-------------------------   -------------------------  -------------------------   -------------------------
    2003          2002          2003          2002         2003          2002          2003          2002
-----------   -----------   -----------   -----------  -----------   -----------   -----------   -----------
$      (407)  $    (5,321)  $    (1,613)  $        --  $   (20,749)  $   (11,251)  $   204,119   $   102,223
    (21,668)      (61,140)        1,387            --       47,921      (145,264)      161,965        12,938

    267,069      (204,743)       20,939            --      439,729      (139,654)       22,539        33,178
-----------   -----------   -----------   -----------  -----------   -----------   -----------   -----------


    244,994      (271,204)       20,713            --      466,901      (296,169)      388,623       148,339
-----------   -----------   -----------   -----------  -----------   -----------   -----------   -----------


    232,894       174,349       243,153            --      600,284       400,344     1,178,346     1,063,840

    116,210        75,749       110,365            --      814,680       577,624     2,125,611     1,201,089
       (381)         (417)           --            --         (399)         (256)       (1,327)         (703)
    (41,345)      (72,975)           --            --      (88,255)      (21,962)     (439,551)      (86,222)

    (51,295)     (247,565)      (30,521)           --     (593,405)     (585,396)     (900,071)     (629,255)
    (42,870)           --            --            --       (2,751)       (8,510)      (21,219)           --
-----------   -----------   -----------   -----------  -----------   -----------   -----------   -----------


    213,213       (70,859)      322,997            --      730,154       361,844     1,941,789     1,548,749
-----------   -----------   -----------   -----------  -----------   -----------   -----------   -----------

    458,207      (342,063)      343,710            --    1,197,055        65,675     2,330,412     1,697,088



    748,359     1,090,422            --            --      660,190       594,515     2,795,752     1,098,664
-----------   -----------   -----------   -----------  -----------   -----------   -----------   -----------
$ 1,206,566   $   748,359   $   343,710   $        --  $ 1,857,245   $   660,190   $ 5,126,164   $ 2,795,752
===========   ===========   ===========   ===========  ===========   ===========   ===========   ===========

                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT EIGHT
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                         SCUDDER
                                                 GROWTH AND            INTERNATIONAL
                                                   INCOME             SELECT EQUITY
                                                PORTFOLIO -            PORTFOLIO -           EQUITY INCOME
                                                  CLASS B                CLASS B               PORTFOLIO
                                           ---------------------  ---------------------  --------------------
                                              2003        2002       2003        2002       2003       2002
                                           ---------   ---------  ---------   ---------  ---------   --------
OPERATIONS:
  Net investment income (loss) ..........  $    (396)  $      --  $  (2,177)  $      --  $   2,499   $     --
  Realized gain (loss) ..................          6          --        210          --        348         --
  Change in unrealized gain (loss)
    on investments ......................      5,039          --     45,291          --     36,420         --
                                           ---------   ---------  ---------   ---------  ---------   --------

    Net increase (decrease) in net assets
      resulting from operations .........      4,649          --     43,324          --     39,267         --
                                           ---------   ---------  ---------   ---------  ---------   --------

UNIT TRANSACTIONS:
  Participant purchase payments .........     45,041          --    363,998          --    350,955         --
  Participant transfers from other
    funding options .....................     35,575          --     94,842          --    247,961         --
  Administrative charges ................         (1)         --         --          --         (1)        --
  Contract surrenders ...................         --          --         --          --       (190)        --
  Participant transfers to other
    funding options .....................         --          --     (3,361)         --     (3,990)        --
  Other payments to participants ........         --          --         --          --         --         --
                                           ---------   ---------  ---------   ---------  ---------   --------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     80,615          --    455,479          --    594,735         --
                                           ---------   ---------  ---------   ---------  ---------   --------

    Net increase (decrease) in net assets     85,264          --    498,803          --    634,002         --


NET ASSETS:
    Beginning of year ...................         --          --         --          --         --         --
                                           ---------   ---------  ---------   ---------  ---------   --------
    End of year .........................  $  85,264   $      --  $ 498,803   $      --  $ 634,002   $     --
                                           =========   =========  =========   =========  =========   ========

                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT EIGHT
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                        ACTIVE
                                     INTERNATIONAL                                               EQUITY AND
                                      ALLOCATION                     EMERGING                      INCOME
         LARGE CAP                    PORTFOLIO -                 MARKETS EQUITY                 PORTFOLIO -
         PORTFOLIO                      CLASS I                PORTFOLIO - CLASS I                CLASS II
---------------------------  ---------------------------   ---------------------------   ---------------------------
    2003           2002          2003           2002           2003           2002           2003           2002
------------   ------------  ------------   ------------   ------------   ------------   ------------   ------------
$       (505)  $         --  $     63,007   $     (2,270)  $    (14,287)  $    (14,061)  $        695   $         --
          18             --       368,204         27,825        393,943        (51,977)         4,462             --

      27,056             --         9,844        114,922         55,738        198,180         73,661             --
------------   ------------  ------------   ------------   ------------   ------------   ------------   ------------


      26,569             --       441,055        140,477        435,394        132,142         78,818             --
------------   ------------  ------------   ------------   ------------   ------------   ------------   ------------


     234,988             --       163,330         92,033        197,731      1,108,075        714,866             --

     234,854             --    36,965,584     47,716,498     35,291,472     47,797,556        606,709             --
          (1)            --          (338)          (231)          (199)          (171)            (1)            --
          --             --    (1,146,621)       (77,347)       (22,452)       (13,624)       (10,632)            --

          --             --   (37,301,506)   (47,918,533)   (35,015,485)   (49,038,799)       (12,089)            --
          --             --            --         (8,648)            --             --         (4,358)            --
------------   ------------  ------------   ------------   ------------   ------------   ------------   ------------


     469,841             --    (1,319,551)      (196,228)       451,067       (146,963)     1,294,495             --
------------   ------------  ------------   ------------   ------------   ------------   ------------   ------------

     496,410             --      (878,496)       (55,751)       886,461        (14,821)     1,373,313             --



          --             --       878,496        934,247        373,770        388,591             --             --
------------   ------------  ------------   ------------   ------------   ------------   ------------   ------------
$    496,410   $         --  $         --   $    878,496   $  1,260,231   $    373,770   $  1,373,313   $         --
============   ============  ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT EIGHT
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                                 GLOBAL
                                                                                FRANCHISE                GLOBAL VALUE
                                                  EQUITY GROWTH               PORTFOLIO -             EQUITY PORTFOLIO -
                                               PORTFOLIO - CLASS I              CLASS II                    CLASS I
                                           -------------------------   -------------------------  -------------------------
                                               2003          2002          2003          2002         2003          2002
                                           -----------   -----------   -----------   -----------  -----------   -----------
OPERATIONS:
  Net investment income (loss) ..........  $   (25,296)  $   (14,374)  $    (5,040)  $        --  $   (37,627)  $    (7,598)
  Realized gain (loss) ..................      (53,278)     (118,587)        4,296            --       48,429      (265,458)
  Change in unrealized gain (loss)
    on investments ......................      396,668      (215,031)      109,040            --      594,324       (75,078)
                                           -----------   -----------   -----------   -----------  -----------   -----------

    Net increase (decrease) in net assets
      resulting from operations .........      318,094      (347,992)      108,296            --      605,126      (348,134)
                                           -----------   -----------   -----------   -----------  -----------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........      821,566       446,491       816,056            --      384,405       635,832
  Participant transfers from other
    funding options .....................      295,736       105,804       337,106            --    3,206,685     2,204,906
  Administrative charges ................         (630)         (531)           (1)           --         (983)         (879)
  Contract surrenders ...................      (74,303)     (176,507)       (8,949)           --     (250,078)     (327,851)
  Participant transfers to other
    funding options .....................     (104,667)     (208,106)      (22,959)           --   (2,432,508)   (2,161,368)
  Other payments to participants ........           --       (12,945)       (1,763)           --       (9,335)      (14,401)
                                           -----------   -----------   -----------   -----------  -----------   -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..      937,702       154,206     1,119,490            --      898,186       336,239
                                           -----------   -----------   -----------   -----------  -----------   -----------

    Net increase (decrease) in net assets    1,255,796      (193,786)    1,227,786            --    1,503,312       (11,895)


NET ASSETS:
    Beginning of year ...................      915,898     1,109,684            --            --    1,866,578     1,878,473
                                           -----------   -----------   -----------   -----------  -----------   -----------
    End of year .........................  $ 2,171,694   $   915,898   $ 1,227,786   $        --  $ 3,369,890   $ 1,866,578
                                           ===========   ===========   ===========   ===========  ===========   ===========

                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT EIGHT
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                     SMALL COMPANY                                                 U.S. MID
          MID CAP                        GROWTH                     TECHNOLOGY                     CAP CORE
     GROWTH PORTFOLIO -               PORTFOLIO -                  PORTFOLIO -                    PORTFOLIO -
          CLASS I                       CLASS II                     CLASS I                        CLASS I
---------------------------   ---------------------------  ---------------------------   ---------------------------
    2003           2002           2003           2002          2003           2002           2003           2002
------------   ------------   ------------   ------------  ------------   ------------   ------------   ------------
$    (28,624)  $    (22,594)  $     (1,780)  $         --  $     (4,780)  $     (7,046)  $    (61,540)  $    (62,018)
     (42,793)      (202,290)         7,092             --        13,799       (447,344)      (320,695)      (281,971)

     610,576       (306,963)        15,315             --       106,832        (16,769)     1,601,708       (956,440)
------------   ------------   ------------   ------------  ------------   ------------   ------------   ------------


     539,159       (531,847)        20,627             --       115,851       (471,159)     1,219,473     (1,300,429)
------------   ------------   ------------   ------------  ------------   ------------   ------------   ------------


     446,709        252,699        287,005             --        13,005         49,016        448,520      1,357,599

     641,013        552,646        111,552             --       161,194     12,250,015      1,250,619        717,247
        (564)          (403)            --             --          (210)          (233)        (1,261)        (1,197)
     (29,974)       (55,243)        (4,347)            --       (68,464)        (5,274)      (288,344)      (243,927)

    (307,369)      (608,101)        (2,775)            --       (97,600)   (11,980,390)    (1,575,121)      (698,635)
      (1,119)        (8,239)            --             --            --        (34,502)       (23,652)       (10,688)
------------   ------------   ------------   ------------  ------------   ------------   ------------   ------------


     748,696        133,359        391,435             --         7,925        278,632       (189,239)     1,120,399
------------   ------------   ------------   ------------  ------------   ------------   ------------   ------------

   1,287,855       (398,488)       412,062             --       123,776       (192,527)     1,030,234       (180,030)



   1,137,660      1,536,148             --             --       206,884        399,411      3,561,383      3,741,413
------------   ------------   ------------   ------------  ------------   ------------   ------------   ------------
$  2,425,515   $  1,137,660   $    412,062   $         --  $    330,660   $    206,884   $  4,591,617   $  3,561,383
============   ============   ============   ============  ============   ============   ============   ============

                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT EIGHT
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                    U.S. REAL                  CORE PLUS
                                                      ESTATE                 FIXED INCOME
                                                   PORTFOLIO -                PORTFOLIO -                  VALUE
                                                     CLASS I                    CLASS II             PORTFOLIO - CLASS I
                                           -------------------------   -------------------------  -------------------------
                                               2003          2002          2003          2002         2003          2002
                                           -----------   -----------   -----------   -----------  -----------   -----------
OPERATIONS:
  Net investment income (loss) ..........  $   (29,033)  $    26,708   $    (3,757)  $        --  $   (29,901)  $   (13,873)
  Realized gain (loss) ..................       59,542        23,030           230            --      (57,065)      (54,153)
  Change in unrealized gain (loss)
    on investments ......................      492,212      (122,105)        9,689            --      604,447      (447,038)
                                           -----------   -----------   -----------   -----------  -----------   -----------

    Net increase (decrease) in net assets
      resulting from operations .........      522,721       (72,367)        6,162            --      517,481      (515,064)
                                           -----------   -----------   -----------   -----------  -----------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........      353,427       819,622       634,344            --      469,843       232,275
  Participant transfers from other
    funding options .....................    1,416,707       446,040       224,663            --      268,752       243,338
  Administrative charges ................         (491)         (333)           --            --         (946)       (1,025)
  Contract surrenders ...................     (166,955)      (84,190)          (48)           --      (92,931)     (259,468)
  Participant transfers to other
    funding options .....................   (1,375,004)     (420,659)           --            --     (226,055)     (287,580)
  Other payments to participants ........           --            --            --            --      (48,192)      (22,415)
                                           -----------   -----------   -----------   -----------  -----------   -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..      227,684       760,480       858,959            --      370,471       (94,875)
                                           -----------   -----------   -----------   -----------  -----------   -----------

    Net increase (decrease) in net assets      750,405       688,113       865,121            --      887,952      (609,939)


NET ASSETS:
    Beginning of year ...................    1,448,009       759,896            --            --    1,544,967     2,154,906
                                           -----------   -----------   -----------   -----------  -----------   -----------
    End of year .........................  $ 2,198,414   $ 1,448,009   $   865,121   $        --  $ 2,432,919   $ 1,544,967
                                           ===========   ===========   ===========   ===========  ===========   ===========

                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT EIGHT
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                              COMSTOCK                    COMSTOCK
       AIM CAPITAL                                          PORTFOLIO -                  PORTFOLIO -
       APPRECIATION                MFS TOTAL                   CLASS I                    CLASS II
         PORTFOLIO              RETURN PORTFOLIO               SHARES                       SHARES
-------------------------  -------------------------  -------------------------   -------------------------
    2003          2002         2003          2002         2003          2002          2003          2002
-----------   -----------  -----------   -----------  -----------   -----------   -----------   -----------
$      (680)  $        --  $    17,269   $        --  $   (34,559)  $   (51,268)  $   (13,144)  $        --
        940            --          252            --     (192,803)     (338,465)        1,834            --

      8,241            --       24,693            --    1,623,313      (822,663)      238,249            --
-----------   -----------  -----------   -----------  -----------   -----------   -----------   -----------


      8,501            --       42,214            --    1,395,951    (1,212,396)      226,939            --
-----------   -----------  -----------   -----------  -----------   -----------   -----------   -----------


    146,562            --      671,640            --      531,494     2,917,386     1,995,424            --

     28,551            --      282,092            --      958,367     1,465,771     1,011,986            --
         --            --           --            --       (1,904)       (1,585)           (3)           --
     (4,654)           --         (390)           --     (463,669)     (416,935)      (14,795)           --

         --            --      (16,305)           --   (1,289,571)   (1,791,927)      (45,203)           --
         --            --           --            --      (80,275)      (28,043)       (4,356)           --
-----------   -----------  -----------   -----------  -----------   -----------   -----------   -----------


    170,459            --      937,037            --     (345,558)    2,144,667     2,943,053            --
-----------   -----------  -----------   -----------  -----------   -----------   -----------   -----------

    178,960            --      979,251            --    1,050,393       932,271     3,169,992            --



         --            --           --            --    5,289,310     4,357,039            --            --
-----------   -----------  -----------   -----------  -----------   -----------   -----------   -----------
$   178,960   $        --  $   979,251   $        --  $ 6,339,703   $ 5,289,310   $ 3,169,992   $        --
===========   ===========  ===========   ===========  ===========   ===========   ===========   ===========

                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT EIGHT
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                                                          EMERGING
                                                                                                           GROWTH
                                                   DOMESTIC               EMERGING GROWTH               PORTFOLIO -
                                                    INCOME               PORTFOLIO - CLASS I              CLASS II
                                                  PORTFOLIO                    SHARES                      SHARES
                                           ------------------------   -------------------------   ------------------------
                                               2003         2002          2003          2002          2003         2002
                                           -----------  -----------   -----------   -----------   -----------   ----------
OPERATIONS:
  Net investment income (loss) ..........  $        --  $    62,963   $   (54,149)  $   (51,688)  $    (2,592)  $       --
  Realized gain (loss) ..................           --      (53,611)     (515,148)     (497,940)           93           --
  Change in unrealized gain (loss)
    on investments ......................           --      (19,522)    1,304,915    (1,054,636)       19,283           --
                                           -----------  -----------   -----------   -----------   -----------   ----------

    Net increase (decrease) in net assets
      resulting from operations .........           --      (10,170)      735,618    (1,604,264)       16,784           --
                                           -----------  -----------   -----------   -----------   -----------   ----------

UNIT TRANSACTIONS:
  Participant purchase payments .........           --      112,869        68,608       240,329       418,106           --
  Participant transfers from other
    funding options .....................           --    1,330,447       357,651       150,010       227,577           --
  Administrative charges ................           --           (4)       (1,644)       (1,915)           --           --
  Contract surrenders ...................           --      (23,291)     (324,675)     (274,562)       (4,671)          --
  Participant transfers to other
    funding options .....................           --   (2,342,251)     (358,872)     (361,208)       (3,717)          --
  Other payments to participants ........           --           --       (30,824)      (53,430)           --           --
                                           -----------  -----------   -----------   -----------   -----------   ----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..           --     (922,230)     (289,756)     (300,776)      637,295           --
                                           -----------  -----------   -----------   -----------   -----------   ----------

    Net increase (decrease) in net assets           --     (932,400)      445,862    (1,905,040)      654,079           --


NET ASSETS:
    Beginning of year ...................           --      932,400     2,942,075     4,847,115            --           --
                                           -----------  -----------   -----------   -----------   -----------   ----------
    End of year .........................  $        --  $        --   $ 3,387,937   $ 2,942,075   $   654,079   $       --
                                           ===========  ===========   ===========   ===========   ===========   ==========

                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT EIGHT
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                       ENTERPRISE                   GOVERNMENT                   GOVERNMENT
        ENTERPRISE                    PORTFOLIO -                  PORTFOLIO -                   PORTFOLIO -
       PORTFOLIO -                      CLASS II                     CLASS I                      CLASS II
      CLASS I SHARES                     SHARES                       SHARES                       SHARES
---------------------------   ---------------------------  ---------------------------   --------------------------
    2003           2002           2003           2002          2003           2002           2003          2002
------------   ------------   ------------   ------------  ------------   ------------   ------------   -----------
$    (26,255)  $    (33,884)  $     (1,109)  $         --  $    263,670   $     56,970   $     (1,411)  $        --
    (551,662)      (353,348)            30             --        (6,020)       194,071            176            --

   1,068,297       (697,303)        12,862             --      (256,935)       168,466          2,412            --
------------   ------------   ------------   ------------  ------------   ------------   ------------   -----------


     490,380     (1,084,535)        11,783             --           715        419,507          1,177            --
------------   ------------   ------------   ------------  ------------   ------------   ------------   -----------


      36,254        134,681        129,350             --     1,294,785      3,705,587        222,992            --

      63,376        165,556         49,018             --     1,840,230     10,063,386        148,891            --
      (1,272)        (1,472)            --             --        (2,300)        (1,866)            --            --
    (312,335)      (173,503)            --             --    (1,718,280)      (358,506)            --            --

    (249,297)      (270,747)            --             --    (3,949,400)    (8,760,770)            (6)           --
     (86,482)       (26,010)            --             --      (310,932)       (91,588)            --            --
------------   ------------   ------------   ------------  ------------   ------------   ------------   -----------


    (549,756)      (171,495)       178,368             --    (2,845,897)     4,556,243        371,877            --
------------   ------------   ------------   ------------  ------------   ------------   ------------   -----------

     (59,376)    (1,256,030)       190,151             --    (2,845,182)     4,975,750        373,054            --



   2,359,879      3,615,909             --             --     8,396,445      3,420,695             --            --
------------   ------------   ------------   ------------  ------------   ------------   ------------   -----------
$  2,300,503   $  2,359,879   $    190,151   $         --  $  5,551,263   $  8,396,445   $    373,054   $        --
============   ============   ============   ============  ============   ============   ============   ===========

                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT EIGHT
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                     GROWTH AND                    GROWTH AND
                                                       INCOME                        INCOME                   MONEY MARKET
                                                    PORTFOLIO -                    PORTFOLIO -                PORTFOLIO -
                                                       CLASS I                      CLASS II                     CLASS I
                                                       SHARES                        SHARES                      SHARES
                                           ----------------------------   --------------------------  -----------------------------
                                                2003           2002            2003         2002           2003            2002
                                           -------------   ------------   -------------   ----------  -------------   -------------
OPERATIONS:
  Net investment income (loss) ..........  $     (56,199)  $    (41,568)  $      (9,440)  $       --  $     (86,906)  $     (53,965)
  Realized gain (loss) ..................        (87,680)      (137,829)             70           --             --              --
  Change in unrealized gain (loss)
    on investments ......................      1,943,972       (942,575)        175,017           --             --              --
                                           -------------   ------------   -------------   ----------  -------------   -------------

    Net increase (decrease) in net assets
      resulting from operations .........      1,800,093     (1,121,972)        165,647           --        (86,906)        (53,965)
                                           -------------   ------------   -------------   ----------  -------------   -------------

UNIT TRANSACTIONS:
  Participant purchase payments .........        811,509      1,476,199       1,261,685           --      4,577,252       9,481,626
  Participant transfers from other
    funding options .....................      2,817,399        792,035         821,198           --     68,647,473     105,736,849
  Administrative charges ................         (3,322)        (3,151)             (1)          --         (2,091)         (2,026)
  Contract surrenders ...................       (734,838)      (426,409)           (439)          --     (9,846,245)     (2,022,927)
  Participant transfers to other
    funding options .....................       (342,292)      (837,289)        (21,463)          --    (74,538,284)   (109,023,289)
  Other payments to participants ........        (62,083)       (43,660)             --           --        (49,329)       (355,328)
                                           -------------   ------------   -------------   ----------  -------------   -------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..      2,486,373        957,725       2,060,980           --    (11,211,224)      3,814,905
                                           -------------   ------------   -------------   ----------  -------------   -------------

    Net increase (decrease) in net assets      4,286,466       (164,247)      2,226,627           --    (11,298,130)      3,760,940


NET ASSETS:
    Beginning of year ...................      6,059,144      6,223,391              --           --     14,673,024      10,912,084
                                           -------------   ------------   -------------   ----------  -------------   -------------
    End of year .........................  $  10,345,610   $  6,059,144   $   2,226,627   $       --  $   3,374,894   $  14,673,024
                                           =============   ============   =============   ==========  =============   =============

                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT EIGHT
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

         MONEY MARKET
          PORTFOLIO -                  CONTRAFUND(R)                     MID CAP
           CLASS II                     PORTFOLIO -                    PORTFOLIO -
            SHARES                    SERVICE CLASS 2                SERVICE CLASS 2                    COMBINED
-----------------------------  -----------------------------  -----------------------------  -----------------------------
     2003            2002           2003            2002           2003            2002           2003            2002
-------------   -------------  -------------   -------------  -------------   -------------  -------------   -------------
$      (1,296)  $          --  $      (5,076)  $          --  $      (4,096)  $          --  $     131,192   $     (59,582)
           --              --          2,215              --          2,125              --       (345,508)     (2,877,063)

           --              --         71,237              --         82,593              --     12,515,952      (5,923,527)
-------------   -------------  -------------   -------------  -------------   -------------  -------------   -------------


       (1,296)             --         68,376              --         80,622              --     12,301,636      (8,860,172)
-------------   -------------  -------------   -------------  -------------   -------------  -------------   -------------


      337,066              --        778,234              --        549,952              --     24,784,707      25,399,846

      171,522              --        371,109              --        406,998              --    179,408,050     242,435,028
           --              --             --              --             (1)             --        (21,666)        (19,530)
           --              --         (1,602)             --         (4,693)             --    (17,376,843)     (5,267,432)

     (205,869)             --        (32,941)             --         (1,696)             --   (175,445,466)   (246,346,059)
           --              --             --              --         (4,495)             --       (806,210)       (763,339)
-------------   -------------  -------------   -------------  -------------   -------------  -------------   -------------


      302,719              --      1,114,800              --        946,065              --     10,542,572      15,438,514
-------------   -------------  -------------   -------------  -------------   -------------  -------------   -------------

      301,423              --      1,183,176              --      1,026,687              --     22,844,208       6,578,342



           --              --             --              --             --              --     58,957,075      52,378,733
-------------   -------------  -------------   -------------  -------------   -------------  -------------   -------------
$     301,423   $          --  $   1,183,176   $          --  $   1,026,687   $          --  $  81,801,283   $  58,957,075
=============   =============  =============   =============  =============   =============  =============   =============

                        See Notes to Financial Statements

                          NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

The Travelers Separate Account Eight for Variable Annuities ("Separate Account Eight") is a separate account of The Travelers Life and Annuity Company ("The Company"), an indirect wholly owned subsidiary of Citigroup Inc., and is available for funding certain variable annuity contracts issued by The Company. Separate Account Eight is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Separate Account Eight is comprised of the Travelers Premier Advisers - AssetManager and Premier Advisers L products.

Participant purchase payments applied to Separate Account Eight are invested in one or more sub-accounts in accordance with the selection made by the contract owner. As of December 31, 2003, investments comprising Separate Account Eight were:

     Greenwich Street Series Fund, Massachusetts business trust, Affiliate of
       The Company
         Salomon Brothers Variable Emerging Growth Fund - Class I Shares
     Morgan Stanley Variable Investment Series, Massachusetts business trust
         Dividend Growth Portfolio - Class Y
         Equity Portfolio - Class Y
         S&P 500 Index Portfolio - Class Y
     Salomon Brothers Variable Series Funds Inc., Maryland business trust,
       Affiliate of The Company
         All Cap Fund - Class I (Formerly Capital Fund - Class I)
         High Yield Bond Fund - Class I
         Investors Fund - Class I
         Large Cap Growth Fund - Class I
         Small Cap Growth Fund - Class I
         Strategic Bond Fund - Class I
     Scudder Variable Series I, Massachusetts business trust
         Growth and Income Portfolio - Class B
     Scudder Variable Series II, Massachusetts business trust
         Scudder International Select Equity Portfolio - Class B
     The Travelers Series Trust, Massachusetts business trust, Affiliate of The
       Company
         Equity Income Portfolio
         Large Cap Portfolio
     The Universal Institutional Funds, Inc., Maryland business trust
         Emerging Markets Equity Portfolio - Class I
         Equity and Income Portfolio - Class II
         Equity Growth Portfolio - Class I
         Global Franchise Portfolio - Class II
         Global Value Equity Portfolio - Class I
         Mid Cap Growth Portfolio - Class I
         Small Company Growth Portfolio - Class II
         Technology Portfolio - Class I
         U.S. Mid Cap Core Portfolio - Class I (Formerly Mid Cap Value
           Portfolio)
         U.S. Real Estate Portfolio - Class I
         Core Plus Fixed Income Portfolio - Class II
         Value Portfolio - Class I
     Travelers Series Fund Inc., Maryland business trust, Affiliate of The
       Company
         AIM Capital Appreciation Portfolio
         MFS Total Return Portfolio

     Van Kampen Life Investment Trust, Delaware business trust
         Comstock Portfolio - Class I Shares
         Comstock Portfolio - Class II Shares
         Emerging Growth Portfolio - Class I Shares
         Emerging Growth Portfolio - Class II Shares
         Enterprise Portfolio - Class I Shares
         Enterprise Portfolio - Class II Shares
         Government Portfolio - Class I Shares
         Government Portfolio - Class II Shares
         Growth and Income Portfolio - Class I Shares
         Growth and Income Portfolio - Class II Shares
         Money Market Portfolio - Class I Shares
         Money Market Portfolio - Class II Shares
     Variable Insurance Products Fund II, Massachusetts business trust
         Contrafund(R) Portfolio - Service Class 2
     Variable Insurance Products Fund III, Massachusetts business trust
         Mid Cap Portfolio - Service Class 2

Not all funds may be available in all states or to all contract owners.

Effective October 31, 2003, The Universal Institutional Funds, Inc.: Active International Allocation Portfolio, Class I was liquidated. At the effective date, Separate Account Eight held 398,257 shares of Active International Allocation Portfolio - Class I having a market value of $2,803,730.42, which were used to purchase 2,803,730 shares of Van Kampen Life Investment Trust:
Money Market Portfolio - Class I Shares in equal value.

The following is a summary of significant accounting policies consistently followed by Separate Account Eight in the preparation of its financial statements.

SECURITY VALUATION. Investments are valued daily at the net asset values per share of the underlying funds.

SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date. Income from dividends and realized gain (loss) distributions, are recorded on the ex-distribution date.

FEDERAL INCOME TAXES. The operations of Separate Account Eight form a part of the total operations of The Company and are not taxed separately. The Company is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income of Separate Account Eight. Separate Account Eight is not taxed as a "regulated investment company" under Subchapter M of the Code.

FINANCIAL HIGHLIGHTS. In 2001, Separate Account Eight adopted the financial highlights disclosure recommended by the American Institute of Certified Public Accountants Audit Guide ("AICPA Guide") for Investment Companies. The AICPA Guide allows for the prospective application of this disclosure, which will ultimately display a five year period. It is comprised of the units, unit values, investment income ratio, expense ratios and total returns for each sub-account. Since each sub-account offers multiple contract charges, certain information is provided in the form of a range. The range information may reflect varying time periods if assets did not exist with all contract charge options of the sub-account for the entire year.

OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. INVESTMENTS

The aggregate costs of purchases and proceeds from sales of investments were $197,725,357 and $186,916,903, respectively, for the year ended December 31, 2003. Realized gains and losses from investment transactions are reported on an average cost basis. The cost of investments in eligible funds was $79,567,057 at December 31, 2003. Gross unrealized appreciation for all investments at December 31, 2003 was $5,094,225. Gross unrealized depreciation for all investments at December 31, 2003 was $2,839,366.

3. CONTRACT CHARGES

The asset-based charges listed below are deducted, as appropriate, each business day and are assessed through the calculation of accumulation and annuity unit values;

-     Mortality and Expense Risks assumed by The Company (M&E)
-     Administrative fees paid for administrative expenses (ADM)
-     Enhanced Stepped-up Provision, if elected by the contract owner (E.S.P.)
-     Guaranteed  Minimum Withdrawal  Benefit,  if elected by the contract owner
      (GMWB)

Below is a table displaying separate account charges with their associated products offered in this Separate Account for each funding option. The table displays the following Death Benefit (Dth Ben) designations; Standard (S), and Enhanced (E). In products where there is one death benefit only, the "Dth Ben" colunn is blank.

------------------------------------------------------------------------------------------------------------------------------------
Separate Account                     Eight
------------------------------------------------------------------------------------------------------------------------------------
                                                                                           Asset-based Charges
                                                                             -------------------------------------------------------
Separate Account Charge (1)    Dth                                                              Optional Features         Total
(as identified in Note 4)      Ben   Product                                    M&E      ADM     E.S.P.     GMWB          Charge
------------------------------------------------------------------------------------------------------------------------------------
Separate Account Charge 1.55%   S    Travelers Premier Advisers - Asset
                                     Manager (Contract years seven and
                                     later)                                    1.40%    0.15%                             1.55%

                                E    Travelers Premier Advisers - Asset
                                     Manager (Contract years seven and
                                     later)                                    1.40%    0.15%                             1.55%

Separate Account Charge 1.60%   S    Travelers Premier Advisers - Asset
                                     Manager (Contract years seven and
                                     later)                                    1.45%    0.15%                             1.60%

Separate Account Charge 1.75%   E    Travelers Premier Advisers - Asset
                                     Manager (Contract years one through
                                     six)                                      1.60%    0.15%                             1.75%

Separate Account Charge 1.95%        Premier Advisers L                        1.80%    0.15%                             1.95%

Separate Account Charge 2.10%        Premier Advisers L                        1.80%    0.15%     0.15%                   2.10%

Separate Account Charge 2.35%        Premier Advisers L                        1.80%    0.15%              0.40%          2.35%

Separate Account Charge 2.50%        Premier Advisers L                        1.80%    0.15%     0.15%    0.40%          2.50%

------------------------------------------------------------------------------------------------------------------------------------
(1)   Certain accumulation and annuity unit values displayed in Note 4 may not be available through certain sub-accounts.  If a unit value has no assets and units across all sub-accounts within the Separate Account, it will not be displayed in Note 4.
------------------------------------------------------------------------------------------------------------------------------------

An annual Administrative Charge (prorated for partial periods) is assessed through the redemption of units and paid to The Company to cover contract administrative charges as follows;

--------------------------------------------------------------------------------
Product                            Administrative Charge
--------------------------------------------------------------------------------

Premier Advisers - AssetManager    $50 for contract values less than $75,000
Premier Advisers L                 $30 for contract values less than $40,000
--------------------------------------------------------------------------------

No sales charges are deducted from participant Purchase Payments in either product in Separate Account Eight. However, in the Premier Advisers L product, in the accumulation phase, a withdrawal charge will apply if the Purchase Payments are withdrawn during the first four years. Likewise, in the Premier Advisers L product, in the annuity phase, if the Variable Liquidity Benefit is selected, there is a withdrawal charge associated with the amounts withdrawn during the first four years. In both cases, the maximum charge, applied to the amounts withdrawn, is 6% decreasing to 0% in contract years five and later and is assessed through the redemption of units.

Withdrawal charges assessed were $1,734 and $0 for the years ended December 31, 2003 and 2002, respectively and are included in contract surrenders on the Statement of Changes in Net Assets.

For a full explanation of product charges and associated product features and benefits please refer to your product prospectus.

4. NET CONTRACT OWNERS' EQUITY

                                                                                       DECEMBER 31, 2003
                                                                          -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                              UNITS            VALUE           NET ASSETS
                                                                          --------------     --------         -----------
Greenwich Street Series Fund
  Salomon Brothers Variable Emerging Growth Fund - Class I Shares
    Separate Account Charges 1.60% .................................                 --      $  1.142         $         --
    Separate Account Charges 1.75% .................................                 --         1.141                   --
    Separate Account Charges 1.95% .................................                 --         1.140                   --
    Separate Account Charges 2.10% .................................                 --         1.139                   --
    Separate Account Charges 2.35% .................................            123,710         1.137              140,666
    Separate Account Charges 2.50% .................................             34,009         1.136               38,637

Morgan Stanley Variable Investment Series
  Dividend Growth Portfolio - Class Y
    Separate Account Charges 1.60% .................................                 --         1.095                   --
    Separate Account Charges 1.75% .................................                 --         1.095                   --
    Separate Account Charges 1.95% .................................                 --         1.094                   --
    Separate Account Charges 2.10% .................................             14,531         1.094               15,892
    Separate Account Charges 2.35% .................................            324,388         1.093              354,512
    Separate Account Charges 2.50% .................................              6,262         1.092                6,840
  Equity Portfolio - Class Y
    Separate Account Charges 1.60% .................................                 --         1.080                   --
    Separate Account Charges 1.75% .................................                 --         1.080                   --
    Separate Account Charges 1.95% .................................                 --         1.079                   --
    Separate Account Charges 2.10% .................................                 --         1.079                   --
    Separate Account Charges 2.35% .................................             55,041         1.078               59,332
    Separate Account Charges 2.50% .................................              8,663         1.077                9,334
  S&P 500 Index Portfolio - Class Y
    Separate Account Charges 1.60% .................................                 --         1.094                   --
    Separate Account Charges 1.75% .................................                 --         1.093                   --
    Separate Account Charges 1.95% .................................             37,717         1.093               41,213
    Separate Account Charges 2.10% .................................                 --         1.092                   --
    Separate Account Charges 2.35% .................................            106,516         1.091              116,251
    Separate Account Charges 2.50% .................................             74,918         1.091               81,729

Salomon Brothers Variable Series Funds Inc.
  All Cap Fund - Class I
    Separate Account Charges 1.60% .................................            908,946         1.219            1,108,208
    Separate Account Charges 1.75% .................................            922,686         1.211            1,117,410
    Separate Account Charges 1.95% .................................                730         1.173                  856
    Separate Account Charges 2.10% .................................            155,146         1.172              181,850
    Separate Account Charges 2.35% .................................            250,700         1.170              293,439
    Separate Account Charges 2.50% .................................             94,304         1.170              110,288
  High Yield Bond Fund - Class I
    Separate Account Charges 1.60% .................................          1,338,493         1.342            1,795,683
    Separate Account Charges 1.75% .................................          1,018,069         1.333            1,356,681
    Separate Account Charges 1.95% .................................             41,744         1.069               44,624
    Separate Account Charges 2.10% .................................             21,599         1.068               23,070
    Separate Account Charges 2.35% .................................            239,666         1.067              255,627
    Separate Account Charges 2.50% .................................            148,678         1.066              158,445

                                                                                       DECEMBER 31, 2003
                                                                          -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                              UNITS            VALUE           NET ASSETS
                                                                          --------------     --------         -----------
Salomon Brothers Variable Series Funds Inc. (continued)
  Investors Fund - Class I
    Separate Account Charges 1.60% .................................            384,122      $  0.988         $    379,516
    Separate Account Charges 1.75% .................................            649,747         0.981              637,678
    Separate Account Charges 1.95% .................................                 --         1.139                   --
    Separate Account Charges 2.10% .................................             23,850         1.138               27,139
    Separate Account Charges 2.35% .................................             87,423         1.136               99,339
    Separate Account Charges 2.50% .................................             55,397         1.135               62,894
  Large Cap Growth Fund - Class I
    Separate Account Charges 1.60% .................................                 --         1.182                   --
    Separate Account Charges 1.75% .................................                 --         1.181                   --
    Separate Account Charges 1.95% .................................             16,281         1.179               19,202
    Separate Account Charges 2.10% .................................             19,998         1.178               23,567
    Separate Account Charges 2.35% .................................            214,295         1.177              252,180
    Separate Account Charges 2.50% .................................             41,470         1.176               48,761
  Small Cap Growth Fund - Class I
    Separate Account Charges 1.60% .................................            504,804         0.847              427,710
    Separate Account Charges 1.75% .................................            921,206         0.843              776,236
    Separate Account Charges 1.95% .................................             32,394         1.266               41,026
    Separate Account Charges 2.10% .................................             31,636         1.265               40,032
    Separate Account Charges 2.35% .................................            311,088         1.264              393,095
    Separate Account Charges 2.50% .................................            141,892         1.263              179,146
  Strategic Bond Fund - Class I
    Separate Account Charges 1.60% .................................          1,871,925         1.334            2,497,673
    Separate Account Charges 1.75% .................................          1,220,280         1.325            1,617,300
    Separate Account Charges 1.95% .................................             36,546         1.015               37,109
    Separate Account Charges 2.10% .................................             24,041         1.015               24,391
    Separate Account Charges 2.35% .................................            494,828         1.013              501,319
    Separate Account Charges 2.50% .................................            442,940         1.012              448,372

Scudder Variable Series I
  Growth and Income Portfolio - Class B
    Separate Account Charges 1.60% .................................                 --         1.130                   --
    Separate Account Charges 1.75% .................................                 --         1.129                   --
    Separate Account Charges 1.95% .................................                 --         1.128                   --
    Separate Account Charges 2.10% .................................              2,913         1.127                3,282
    Separate Account Charges 2.35% .................................             34,355         1.125               38,652
    Separate Account Charges 2.50% .................................             38,547         1.124               43,330

Scudder Variable Series II
  Scudder International Select Equity Portfolio - Class B
    Separate Account Charges 1.60% .................................                 --         1.212                   --
    Separate Account Charges 1.75% .................................                 --         1.211                   --
    Separate Account Charges 1.95% .................................             16,078         1.210               19,449
    Separate Account Charges 2.10% .................................             62,112         1.209               75,071
    Separate Account Charges 2.35% .................................            201,627         1.207              243,351
    Separate Account Charges 2.50% .................................            133,453         1.206              160,932

                                                                                       DECEMBER 31, 2003
                                                                          -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                              UNITS            VALUE           NET ASSETS
                                                                          --------------     --------         -----------
The Travelers Series Trust
  Equity Income Portfolio
    Separate Account Charges 1.60% .................................                 --      $  1.141         $         --
    Separate Account Charges 1.75% .................................                 --         1.140                   --
    Separate Account Charges 1.95% .................................             64,858         1.138               73,839
    Separate Account Charges 2.10% .................................              2,237         1.138                2,545
    Separate Account Charges 2.35% .................................            344,439         1.136              391,252
    Separate Account Charges 2.50% .................................            146,584         1.135              166,366
  Large Cap Portfolio
    Separate Account Charges 1.60% .................................                 --         1.130                   --
    Separate Account Charges 1.75% .................................                 --         1.129                   --
    Separate Account Charges 1.95% .................................             62,987         1.128               71,040
    Separate Account Charges 2.10% .................................                 --         1.127                   --
    Separate Account Charges 2.35% .................................            234,391         1.125              263,769
    Separate Account Charges 2.50% .................................            143,724         1.124              161,601

The Universal Institutional Funds, Inc.
  Emerging Markets Equity Portfolio - Class I
    Separate Account Charges 1.60% .................................            736,235         0.985              724,925
    Separate Account Charges 1.75% .................................            276,216         0.978              270,136
    Separate Account Charges 1.95% .................................              5,479         1.357                7,435
    Separate Account Charges 2.10% .................................             30,415         1.356               41,235
    Separate Account Charges 2.35% .................................             97,850         1.354              132,476
    Separate Account Charges 2.50% .................................             62,114         1.353               84,024
  Equity and Income Portfolio - Class II
    Separate Account Charges 1.60% .................................                 --         1.099                   --
    Separate Account Charges 1.75% .................................                 --         1.098                   --
    Separate Account Charges 1.95% .................................             22,061         1.097               24,202
    Separate Account Charges 2.10% .................................             31,895         1.096               34,960
    Separate Account Charges 2.35% .................................            993,143         1.095            1,087,068
    Separate Account Charges 2.50% .................................            207,638         1.094              227,083
  Equity Growth Portfolio - Class I
    Separate Account Charges 1.60% .................................          1,412,514         0.599              845,933
    Separate Account Charges 1.75% .................................          1,558,392         0.596              928,215
    Separate Account Charges 1.95% .................................              2,809         1.116                3,134
    Separate Account Charges 2.10% .................................                 --         1.115                   --
    Separate Account Charges 2.35% .................................            266,374         1.113              296,530
    Separate Account Charges 2.50% .................................             88,001         1.112               97,882
  Global Franchise Portfolio - Class II
    Separate Account Charges 1.60% .................................                 --         1.164                   --
    Separate Account Charges 1.75% .................................                 --         1.163                   --
    Separate Account Charges 1.95% .................................             24,693         1.162               28,690
    Separate Account Charges 2.10% .................................             88,672         1.161              102,942
    Separate Account Charges 2.35% .................................            712,480         1.159              825,977
    Separate Account Charges 2.50% .................................            233,251         1.158              270,177
  Global Value Equity Portfolio - Class I
    Separate Account Charges 1.60% .................................          1,645,461         1.015            1,669,724
    Separate Account Charges 1.75% .................................          1,436,224         1.008            1,447,634
    Separate Account Charges 1.95% .................................             10,484         1.197               12,545
    Separate Account Charges 2.10% .................................              7,086         1.196                8,472
    Separate Account Charges 2.35% .................................            126,697         1.194              151,268
    Separate Account Charges 2.50% .................................             67,269         1.193               80,247

                                                                                       DECEMBER 31, 2003
                                                                          -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                              UNITS            VALUE           NET ASSETS
                                                                          --------------     --------         -----------
The Universal Institutional Funds, Inc. (continued)
  Mid Cap Growth Portfolio - Class I
    Separate Account Charges 1.60% .................................            693,580      $  0.565         $    392,078
    Separate Account Charges 1.75% .................................          2,918,105         0.562            1,640,531
    Separate Account Charges 1.95% .................................              3,772         1.199                4,522
    Separate Account Charges 2.10% .................................             34,706         1.198               41,571
    Separate Account Charges 2.35% .................................            213,202         1.196              255,011
    Separate Account Charges 2.50% .................................             76,816         1.195               91,802
  Small Company Growth Portfolio - Class II
    Separate Account Charges 1.60% .................................                 --         1.231                   --
    Separate Account Charges 1.75% .................................                 --         1.230                   --
    Separate Account Charges 1.95% .................................             12,959         1.229               15,926
    Separate Account Charges 2.10% .................................             42,280         1.228               51,916
    Separate Account Charges 2.35% .................................            219,328         1.226              268,935
    Separate Account Charges 2.50% .................................             61,450         1.225               75,285
  Technology Portfolio - Class I
    Separate Account Charges 1.60% .................................            749,360         0.240              180,018
    Separate Account Charges 1.75% .................................            630,558         0.239              150,642
    Separate Account Charges 1.95% .................................                 --         1.188                   --
    Separate Account Charges 2.10% .................................                 --         1.187                   --
    Separate Account Charges 2.35% .................................                 --         1.185                   --
    Separate Account Charges 2.50% .................................                 --         1.184                   --
  U.S. Mid Cap Core Portfolio - Class I
    Separate Account Charges 1.60% .................................          1,506,736         1.063            1,602,196
    Separate Account Charges 1.75% .................................          2,383,270         1.056            2,517,259
    Separate Account Charges 1.95% .................................             22,941         1.209               27,743
    Separate Account Charges 2.10% .................................                 --         1.208                   --
    Separate Account Charges 2.35% .................................            214,167         1.207              258,415
    Separate Account Charges 2.50% .................................            154,285         1.206              186,004
  U.S. Real Estate Portfolio - Class I
    Separate Account Charges 1.60% .................................            514,854         1.625              836,467
    Separate Account Charges 1.75% .................................            551,071         1.614              889,362
    Separate Account Charges 1.95% .................................              1,857         1.184                2,198
    Separate Account Charges 2.10% .................................             38,101         1.183               45,059
    Separate Account Charges 2.35% .................................            237,114         1.181              280,027
    Separate Account Charges 2.50% .................................            123,138         1.180              145,301
  Core Plus Fixed Income Portfolio - Class II
    Separate Account Charges 1.60% .................................                 --         1.003                   --
    Separate Account Charges 1.75% .................................                 --         1.002                   --
    Separate Account Charges 1.95% .................................             28,854         1.001               28,877
    Separate Account Charges 2.10% .................................                 --         1.000                   --
    Separate Account Charges 2.35% .................................            502,081         0.999              501,352
    Separate Account Charges 2.50% .................................            335,661         0.998              334,892
  Value Portfolio - Class I
    Separate Account Charges 1.60% .................................          1,462,180         1.104            1,614,294
    Separate Account Charges 1.75% .................................            530,215         1.097              581,432
    Separate Account Charges 1.95% .................................              5,404         1.173                6,341
    Separate Account Charges 2.10% .................................             56,884         1.172               66,693
    Separate Account Charges 2.35% .................................            113,951         1.171              133,414
    Separate Account Charges 2.50% .................................             26,282         1.170               30,745

                                                                                       DECEMBER 31, 2003
                                                                          -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                              UNITS            VALUE           NET ASSETS
                                                                          --------------     --------         -----------
Travelers Series Fund Inc.
  AIM Capital Appreciation Portfolio
    Separate Account Charges 1.60% .................................                 --      $  1.158         $         --
    Separate Account Charges 1.75% .................................                 --         1.157                   --
    Separate Account Charges 1.95% .................................             17,149         1.156               19,819
    Separate Account Charges 2.10% .................................             13,402         1.155               15,476
    Separate Account Charges 2.35% .................................             33,182         1.153               38,262
    Separate Account Charges 2.50% .................................             91,486         1.152              105,403
  MFS Total Return Portfolio
    Separate Account Charges 1.60% .................................                 --         1.071                   --
    Separate Account Charges 1.75% .................................                 --         1.070                   --
    Separate Account Charges 1.95% .................................             64,349         1.068               68,754
    Separate Account Charges 2.10% .................................            106,682         1.068              113,890
    Separate Account Charges 2.35% .................................            473,452         1.066              504,735
    Separate Account Charges 2.50% .................................            274,012         1.065              291,872

Van Kampen Life Investment Trust
  Comstock Portfolio - Class I Shares
    Separate Account Charges 1.60% .................................          2,288,986         1.178            2,695,516
    Separate Account Charges 1.75% .................................          3,115,352         1.170            3,644,187
    Separate Account Charges 1.95% .................................                 --         1.153                   --
    Separate Account Charges 2.10% .................................                 --         1.152                   --
    Separate Account Charges 2.35% .................................                 --         1.150                   --
    Separate Account Charges 2.50% .................................                 --         1.149                   --
  Comstock Portfolio - Class II Shares
    Separate Account Charges 1.60% .................................                 --         1.154                   --
    Separate Account Charges 1.75% .................................                 --         1.153                   --
    Separate Account Charges 1.95% .................................            150,426         1.152              173,271
    Separate Account Charges 2.10% .................................            137,003         1.151              157,677
    Separate Account Charges 2.35% .................................          1,567,743         1.149            1,801,789
    Separate Account Charges 2.50% .................................            903,279         1.148            1,037,255
  Emerging Growth Portfolio - Class I Shares
    Separate Account Charges 1.60% .................................          1,801,588         0.799            1,439,775
    Separate Account Charges 1.75% .................................          2,454,189         0.794            1,948,162
    Separate Account Charges 1.95% .................................                 --         1.112                   --
    Separate Account Charges 2.10% .................................                 --         1.111                   --
    Separate Account Charges 2.35% .................................                 --         1.110                   --
    Separate Account Charges 2.50% .................................                 --         1.109                   --
  Emerging Growth Portfolio - Class II Shares
    Separate Account Charges 1.60% .................................                 --         1.113                   --
    Separate Account Charges 1.75% .................................                 --         1.112                   --
    Separate Account Charges 1.95% .................................             31,734         1.111               35,248
    Separate Account Charges 2.10% .................................             39,359         1.110               43,681
    Separate Account Charges 2.35% .................................            448,232         1.108              496,754
    Separate Account Charges 2.50% .................................             70,797         1.107               78,396
  Enterprise Portfolio - Class I Shares
    Separate Account Charges 1.60% .................................          2,256,381         0.643            1,450,008
    Separate Account Charges 1.75% .................................          1,332,364         0.638              850,495
    Separate Account Charges 1.95% .................................                 --         1.127                   --
    Separate Account Charges 2.10% .................................                 --         1.126                   --
    Separate Account Charges 2.35% .................................                 --         1.124                   --
    Separate Account Charges 2.50% .................................                 --         1.123                   --

                                                                                       DECEMBER 31, 2003
                                                                          -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                              UNITS            VALUE           NET ASSETS
                                                                          --------------     --------         -----------
Van Kampen Life Investment Trust (continued)
  Enterprise Portfolio - Class II Shares
    Separate Account Charges 1.60% .................................                 --      $  1.128         $         --
    Separate Account Charges 1.75% .................................                 --         1.127                   --
    Separate Account Charges 1.95% .................................                 --         1.126                   --
    Separate Account Charges 2.10% .................................             20,677         1.125               23,253
    Separate Account Charges 2.35% .................................             70,654         1.123               79,345
    Separate Account Charges 2.50% .................................             78,028         1.122               87,553
  Government Portfolio - Class I Shares
    Separate Account Charges 1.60% .................................          2,795,819         1.245            3,480,709
    Separate Account Charges 1.75% .................................          1,674,357         1.237            2,070,554
    Separate Account Charges 1.95% .................................                 --         0.981                   --
    Separate Account Charges 2.10% .................................                 --         0.980                   --
    Separate Account Charges 2.35% .................................                 --         0.979                   --
    Separate Account Charges 2.50% .................................                 --         0.978                   --
  Government Portfolio - Class II Shares
    Separate Account Charges 1.60% .................................                 --         0.982                   --
    Separate Account Charges 1.75% .................................                 --         0.981                   --
    Separate Account Charges 1.95% .................................             70,605         0.980               69,183
    Separate Account Charges 2.10% .................................              6,662         0.979                6,522
    Separate Account Charges 2.35% .................................            205,395         0.978              200,806
    Separate Account Charges 2.50% .................................             98,832         0.977               96,543
  Growth and Income Portfolio - Class I Shares
    Separate Account Charges 1.60% .................................          4,874,982         1.195            5,825,405
    Separate Account Charges 1.75% .................................          3,808,453         1.187            4,520,205
    Separate Account Charges 1.95% .................................                 --         1.148                   --
    Separate Account Charges 2.10% .................................                 --         1.147                   --
    Separate Account Charges 2.35% .................................                 --         1.145                   --
    Separate Account Charges 2.50% .................................                 --         1.144                   --
  Growth and Income Portfolio - Class II Shares
    Separate Account Charges 1.60% .................................                 --         1.149                   --
    Separate Account Charges 1.75% .................................                 --         1.148                   --
    Separate Account Charges 1.95% .................................             46,014         1.147               52,764
    Separate Account Charges 2.10% .................................            119,651         1.146              137,089
    Separate Account Charges 2.35% .................................          1,217,167         1.144            1,392,599
    Separate Account Charges 2.50% .................................            563,499         1.143              644,175
  Money Market Portfolio - Class I Shares
    Separate Account Charges 1.60% .................................          1,702,026         1.065            1,812,567
    Separate Account Charges 1.75% .................................          1,476,921         1.058            1,562,327
    Separate Account Charges 1.95% .................................                 --         0.992                   --
    Separate Account Charges 2.10% .................................                 --         0.991                   --
    Separate Account Charges 2.35% .................................                 --         0.990                   --
    Separate Account Charges 2.50% .................................                 --         0.989                   --
  Money Market Portfolio - Class II Shares
    Separate Account Charges 1.60% .................................                 --         0.992                   --
    Separate Account Charges 1.75% .................................                 --         0.992                   --
    Separate Account Charges 1.95% .................................             83,154         0.990               82,364
    Separate Account Charges 2.10% .................................                 --         0.990                   --
    Separate Account Charges 2.35% .................................            152,968         0.988              151,174
    Separate Account Charges 2.50% .................................             68,748         0.987               67,885

                                                                                       DECEMBER 31, 2003
                                                                          -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                              UNITS            VALUE           NET ASSETS
                                                                          --------------     --------         -----------
Variable Insurance Products Fund II
  Contrafund(R) Portfolio - Service Class 2
    Separate Account Charges 1.60% .................................                 --      $  1.174         $         --
    Separate Account Charges 1.75% .................................                 --         1.173                   --
    Separate Account Charges 1.95% .................................             16,870         1.172               19,774
    Separate Account Charges 2.10% .................................             30,083         1.171               35,231
    Separate Account Charges 2.35% .................................            622,638         1.170              728,187
    Separate Account Charges 2.50% .................................            342,298         1.169              399,984

Variable Insurance Products Fund III
  Mid Cap Portfolio - Service Class 2
    Separate Account Charges 1.60% .................................                 --         1.261                   --
    Separate Account Charges 1.75% .................................                 --         1.260                   --
    Separate Account Charges 1.95% .................................             23,714         1.258               29,844
    Separate Account Charges 2.10% .................................             68,777         1.257               86,482
    Separate Account Charges 2.35% .................................            500,612         1.256              628,608
    Separate Account Charges 2.50% .................................            224,573         1.255              281,753
                                                                                                              ------------

Net Contract Owners' Equity ........................................                                          $ 81,801,283
                                                                                                              ============

5. STATEMENT OF INVESTMENTS                                                  FOR THE YEAR ENDED DECEMBER 31, 2003
                                                                    -----------------------------------------------------
INVESTMENTS                                                            NO. OF        MARKET       COST OF       PROCEEDS
                                                                       SHARES        VALUE       PURCHASES     FROM SALES
                                                                    -----------   -----------   -----------   -----------
GREENWICH STREET SERIES FUND (0.2%)
  Salomon Brothers Variable Emerging Growth Fund - Class I Shares
    Total (Cost $166,015)                                                 9,217   $   179,361   $   166,442   $       440
                                                                    -----------   -----------   -----------   -----------

MORGAN STANLEY VARIABLE INVESTMENT SERIES (0.8%)
  Dividend Growth Portfolio - Class Y (Cost $356,789)                    27,850       377,362       357,521           749
  Equity Portfolio - Class Y (Cost $65,409)                               3,162        68,688        65,574           168
  S&P 500 Index Portfolio - Class Y (Cost $227,069)                      23,666       239,262       227,307           244
                                                                    -----------   -----------   -----------   -----------
    Total (Cost $649,267)                                                54,678       685,312       650,402         1,161
                                                                    -----------   -----------   -----------   -----------

SALOMON BROTHERS VARIABLE SERIES FUNDS INC. (18.3%)
  All Cap Fund - Class I (Cost $2,549,767)                              180,073     2,812,733     1,105,774       303,803
  High Yield Bond Fund - Class I (Cost $3,744,334)                      383,845     3,635,014    15,497,412    13,939,409
  Investors Fund - Class I (Cost $1,155,831)                             95,103     1,206,860       363,242       150,280
  Large Cap Growth Fund - Class I (Cost $322,878)                        29,462       343,817       352,767        31,276
  Small Cap Growth Fund - Class I (Cost $1,573,359)                     151,775     1,857,730     1,402,494       692,724
  Strategic Bond Fund - Class I (Cost $5,076,185)                       470,838     5,127,425     3,352,994     1,093,771
                                                                    -----------   -----------   -----------   -----------
    Total (Cost $14,422,354)                                          1,311,096    14,983,579    22,074,683    16,211,263
                                                                    -----------   -----------   -----------   -----------

SCUDDER VARIABLE SERIES I (0.1%)
  Growth and Income Portfolio - Class B
    Total (Cost $80,253)                                                 10,070        85,292        80,501           254
                                                                    -----------   -----------   -----------   -----------

SCUDDER VARIABLE SERIES II (0.6%)
  Scudder International Select Equity Portfolio - Class B
    Total (Cost $453,669)                                                49,159       498,960       457,636         4,176
                                                                    -----------   -----------   -----------   -----------

THE TRAVELERS SERIES TRUST (1.4%)
  Equity Income Portfolio (Cost $597,782)                                38,228       634,201       628,709        31,275
  Large Cap Portfolio (Cost $469,512)                                    37,676       496,568       470,257           763
                                                                    -----------   -----------   -----------   -----------
    Total (Cost $1,067,294)                                              75,904     1,130,769     1,098,966        32,038
                                                                    -----------   -----------   -----------   -----------

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (27.7%)
  Active International Allocation Portfolio, Class I (Cost $0)               --            --    36,762,884    38,019,595
  Emerging Markets Equity Portfolio - Class I (Cost $1,214,826)         139,439     1,260,525    34,915,316    34,478,312
  Equity and Income Portfolio - Class II (Cost $1,300,093)              118,020     1,373,754     1,338,030        38,860
  Equity Growth Portfolio - Class I (Cost $2,146,355)                   169,971     2,172,226     1,163,517       250,745
  Global Franchise Portfolio - Class II (Cost $1,119,131)                99,528     1,228,170     1,173,858        57,314
  Global Value Equity Portfolio - Class I (Cost $2,957,146)             265,616     3,370,671     3,516,678     2,655,676
  Mid Cap Growth Portfolio - Class I (Cost $2,191,880)                  284,756     2,426,117     1,024,038       303,579
  Small Company Growth Portfolio - Class II (Cost $396,875)              30,760       412,190       400,269         3,510
  Technology Portfolio - Class I (Cost $253,557)                         90,612       330,735       173,869       170,687
  U.S. Mid Cap Core Portfolio - Class I (Cost $4,098,179)               309,691     4,592,714     1,595,805     1,846,152
  U.S. Real Estate Portfolio - Class I (Cost $1,807,572)                141,140     2,198,961     1,682,925     1,483,995
  Core Plus Fixed Income Portfolio - Class II (Cost $855,714)            75,122       865,403       909,098        53,614
  Value Portfolio - Class I (Cost $2,190,247)                           184,634     2,433,482       698,369       357,514
                                                                    -----------   -----------   -----------   -----------
    Total (Cost $20,531,575)                                          1,909,289    22,664,948    85,354,656    79,719,553
                                                                    -----------   -----------   -----------   -----------

TRAVELERS SERIES FUND INC. (1.4%)
  AIM Capital Appreciation Portfolio (Cost $170,775)                     17,795       179,016       209,619        39,784
  MFS Total Return Portfolio (Cost $954,866)                             60,392       979,560       970,328        15,714
                                                                    -----------   -----------   -----------   -----------
    Total (Cost $1,125,641)                                              78,187     1,158,576     1,179,947        55,498
                                                                    -----------   -----------   -----------   -----------

5. STATEMENT OF INVESTMENTS (CONTINUED)                                  FOR THE YEAR ENDED DECEMBER 31, 2003 (CONTINUED)
                                                                    ---------------------------------------------------------
INVESTMENTS                                                            NO. OF         MARKET         COST OF       PROCEEDS
                                                                       SHARES         VALUE         PURCHASES     FROM SALES
                                                                    ------------   ------------   ------------   ------------
VAN KAMPEN LIFE INVESTMENT TRUST (46.8%)
  Comstock Portfolio - Class I Shares (Cost $5,706,017)                  538,298   $  6,341,152   $  1,429,405   $  1,809,047
  Comstock Portfolio - Class II Shares (Cost $2,932,749)                 269,872      3,170,998      2,998,424         67,508
  Emerging Growth Portfolio - Class I Shares (Cost $4,930,434)           139,396      3,388,714        445,917        789,590
  Emerging Growth Portfolio - Class II Shares (Cost $635,002)             27,037        654,285        646,142         11,232
  Enterprise Portfolio - Class I Shares (Cost $3,472,255)                175,383      2,301,020        167,669        743,591
  Enterprise Portfolio - Class II Shares (Cost $177,350)                  14,498        190,212        178,262            942
  Government Portfolio - Class I Shares (Cost $5,569,617)                581,416      5,552,527      3,185,404      5,767,896
  Government Portfolio - Class II Shares (Cost $370,761)                  39,076        373,172        431,667         61,083
  Growth and Income Portfolio - Class I Shares (Cost $9,490,559)         606,562     10,347,947      3,717,437      1,286,025
  Growth and Income Portfolio - Class II Shares (Cost $2,052,318)        130,789      2,227,335      2,065,301         13,053
  Money Market Portfolio - Class I Shares (Cost $3,375,656)            3,375,656      3,375,656     68,713,315     80,013,304
  Money Market Portfolio - Class II Shares (Cost $301,535)               301,535        301,535        522,071        220,535
                                                                    ------------   ------------   ------------   ------------
    Total (Cost $39,014,253)                                           6,199,518     38,224,553     84,501,014     90,783,806
                                                                    ------------   ------------   ------------   ------------

VARIABLE INSURANCE PRODUCTS FUND II (1.4%)
  Contrafund(R) Portfolio - Service Class 2
    Total (Cost $1,112,319)                                               51,616      1,183,556      1,171,597         61,493
                                                                    ------------   ------------   ------------   ------------

VARIABLE INSURANCE PRODUCTS FUND III (1.3%)
  Mid Cap Portfolio - Service Class 2
    Total (Cost $944,417)                                                 42,846      1,027,010        989,513         47,221
                                                                    ------------   ------------   ------------   ------------

TOTAL INVESTMENTS (100%)
  (COST $79,567,057)                                                               $ 81,821,916   $197,725,357   $186,916,903
                                                                                   ============   ============   ============

6. FINANCIAL HIGHLIGHTS

                                                                                            INVEST-    EXPENSE
                                                  YEAR             UNIT VALUE      NET      MENT(1)    RATIO(2)     TOTAL RETURN(3)
                                                 ENDED   UNITS      LOWEST TO    ASSETS     INCOME    LOWEST TO       LOWEST TO
                                                 DEC 31  (000S)    HIGHEST ($)   ($000S)   RATIO (%)  HIGHEST (%)     HIGHEST (%)
                                                 ------  ------   -------------  -------   ---------  -----------  -----------------
GREENWICH STREET SERIES FUND
  Salomon Brothers Variable Emerging
    Growth Fund - Class I Shares                   2003     158   1.136 - 1.137      179          --  2.35 - 2.50      10.71 - 11.26
MORGAN STANLEY VARIABLE INVESTMENT
SERIES
  Dividend Growth Portfolio - Class Y              2003     345   1.092 - 1.094      377        0.67  2.10 - 2.50        6.01 - 9.64

  Equity Portfolio - Class Y                       2003      64   1.077 - 1.078       69        0.03  2.35 - 2.50        4.97 - 5.58

  S&P 500 Index Portfolio - Class Y                2003     219   1.091 - 1.093      239          --  1.95 - 2.50       9.76 - 10.43
SALOMON BROTHERS VARIABLE SERIES FUNDS INC.
  All Cap Fund - Class I                           2003   2,333   1.170 - 1.219    2,812        0.32  1.60 - 2.50       7.83 - 36.81
                                                   2002   1,562   0.886 - 0.891    1,388        0.41  1.60 - 1.75  (26.41) - (26.24)
                                                   2001   1,647   1.204 - 1.208    1,987        0.87  1.60 - 1.75        0.17 - 0.25

  High Yield Bond Fund - Class I                   2003   2,808   1.066 - 1.342    3,634        8.24  1.60 - 2.50       4.81 - 22.22
                                                   2002   1,561   1.092 - 1.098    1,711       13.42  1.60 - 1.75        5.51 - 5.68
                                                   2001     382   1.035 - 1.039      397        9.30  1.60 - 1.75        3.29 - 3.49

  Investors Fund - Class I                         2003   1,201   0.981 - 1.138    1,207        1.67  1.60 - 2.50      10.27 - 30.17
                                                   2002     990   0.755 - 0.759      748        1.10  1.60 - 1.75  (24.35) - (24.25)
                                                   2001   1,091   0.998 - 1.002    1,090        0.78  1.60 - 1.75    (5.85) - (5.65)

  Large Cap Growth Fund - Class I                  2003     292   1.176 - 1.179      344          --  1.95 - 2.50       7.09 - 15.14

  Small Cap Growth Fund - Class I                  2003   1,943   0.843 - 1.266    1,857          --  1.60 - 2.50      11.05 - 46.54
                                                   2002   1,144   0.576 - 0.578      660          --  1.60 - 1.75  (35.86) - (35.78)
                                                   2001     662   0.898 - 0.900      595          --  1.60 - 1.75    (8.83) - (8.72)

  Strategic Bond Fund - Class I                    2003   4,091   1.012 - 1.334    5,126        7.17  1.60 - 2.50       4.55 - 11.45
                                                   2002   2,339   1.191 - 1.197    2,796        7.04  1.60 - 1.75        6.91 - 7.07
                                                   2001     984   1.114 - 1.118    1,099        5.01  1.60 - 1.75        5.09 - 5.27
SCUDDER VARIABLE SERIES I
  Growth and Income Portfolio - Class B            2003      76   1.124 - 1.127       85          --  2.10 - 2.50        5.43 - 9.55
SCUDDER VARIABLE SERIES II
  Scudder International Select Equity
    Portfolio - Class B                            2003     413   1.206 - 1.210      499          --  1.95 - 2.50      16.41 - 18.98
THE TRAVELERS SERIES TRUST
  Equity Income Portfolio                          2003     558   1.135 - 1.138      634        1.77  1.95 - 2.50       1.43 - 11.68

  Large Cap Portfolio                              2003     441   1.124 - 1.128      496        0.69  1.95 - 2.50       7.22 - 11.06
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
  Emerging Markets Equity Portfolio - Class I      2003   1,208   0.978 - 1.357    1,260          --  1.60 - 2.50      18.68 - 47.46
                                                   2002     560   0.665 - 0.668      374          --  1.60 - 1.75  (10.50) - (10.46)
                                                   2001     522   0.743 - 0.746      389          --  1.60 - 1.75    (8.16) - (7.90)

  Equity and Income Portfolio - Class II           2003   1,255   1.094 - 1.097    1,373        0.97  1.95 - 2.50       8.19 - 10.25

  Equity Growth Portfolio - Class I                2003   3,328   0.596 - 1.116    2,172          --  1.60 - 2.50       8.07 - 23.00
                                                   2002   1,883   0.485 - 0.487      916        0.19  1.60 - 1.75  (29.09) - (29.01)
                                                   2001   1,619   0.684 - 0.686    1,110          --  1.60 - 1.75  (16.69) - (16.55)

                                                                                            INVEST-    EXPENSE
                                                  YEAR             UNIT VALUE      NET      MENT(1)    RATIO(2)     TOTAL RETURN(3)
                                                 ENDED   UNITS      LOWEST TO    ASSETS     INCOME    LOWEST TO       LOWEST TO
                                                 DEC 31  (000S)    HIGHEST ($)   ($000S)   RATIO (%)  HIGHEST (%)     HIGHEST (%)
                                                 ------  ------   -------------  -------   ---------  -----------  -----------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (CONTINUED)
  Global Franchise Portfolio - Class II            2003   1,059   1.158 - 1.162    1,228          --  1.95 - 2.50      16.97 - 17.26

  Global Value Equity Portfolio - Class I          2003   3,293   1.008 - 1.197    3,370          --  1.60 - 2.50       8.72 - 27.03
                                                   2002   2,340   0.795 - 0.799    1,867        1.25  1.60 - 1.75  (18.38) - (18.22)
                                                   2001   1,925   0.974 - 0.977    1,878        1.22  1.60 - 1.75    (8.63) - (8.52)

  Mid Cap Growth Portfolio - Class I               2003   3,940   0.562 - 1.199    2,426          --  1.60 - 2.50       6.89 - 39.51
                                                   2002   2,818   0.404 - 0.405    1,138          --  1.60 - 1.75  (32.33) - (32.27)
                                                   2001   2,574   0.597 - 0.598    1,536          --  1.60 - 1.75  (30.50) - (30.47)

  Small Company Growth Portfolio - Class II        2003     336   1.225 - 1.229      412          --  1.95 - 2.50      11.74 - 17.38

  Technology Portfolio - Class I                   2003   1,380   0.239 - 0.240      331          --  1.60 - 1.75      44.85 - 45.45
                                                   2002   1,254           0.165      207          --  1.60 - 1.75  (49.85) - (49.70)
                                                   2001   1,215   0.328 - 0.329      399          --  1.60 - 1.75  (49.77) - (49.62)

  U.S. Mid Cap Core Portfolio - Class I            2003   4,281   1.056 - 1.209    4,592          --  1.60 - 2.50      10.03 - 39.14
                                                   2002   4,681   0.760 - 0.764    3,561          --  1.60 - 1.75  (29.24) - (29.13)
                                                   2001   3,479   1.074 - 1.078    3,741          --  1.60 - 1.75    (4.87) - (4.69)

  U.S. Real Estate Portfolio - Class I             2003   1,466   1.180 - 1.625    2,198          --  1.60 - 2.50       6.19 - 35.42
                                                   2002   1,210   1.194 - 1.200    1,448        3.99  1.60 - 1.75    (2.53) - (2.36)
                                                   2001     619   1.225 - 1.229      760        6.03  1.60 - 1.75        7.93 - 8.09
  Core Plus Fixed Income Portfolio -
    Class II                                       2003     867   0.998 - 1.001      865          --  1.95 - 2.50        1.42 - 2.25

  Value Portfolio - Class I                        2003   2,195   1.097 - 1.173    2,433          --  1.60 - 2.50       9.52 - 31.90
                                                   2002   1,850   0.832 - 0.837    1,545        0.91  1.60 - 1.75  (23.53) - (23.35)
                                                   2001   1,976   1.088 - 1.092    2,155        1.08  1.60 - 1.75        0.46 - 0.65
TRAVELERS SERIES FUND INC.
  AIM Capital Appreciation Portfolio               2003     155   1.152 - 1.156      179          --  1.95 - 2.50        3.22 - 9.08

  MFS Total Return Portfolio                       2003     918   1.065 - 1.068      979        5.12  1.95 - 2.50        5.53 - 7.55
VAN KAMPEN LIFE INVESTMENT TRUST
  Comstock Portfolio - Class I Shares              2003   5,404   1.170 - 1.178    6,340        1.04  1.60 - 1.75      28.71 - 29.03
                                                   2002   5,809   0.909 - 0.913    5,289        0.64  1.60 - 1.75  (20.61) - (20.54)
                                                   2001   3,798   1.145 - 1.149    4,357          --  1.60 - 1.75    (4.18) - (4.09)

  Comstock Portfolio - Class II Shares             2003   2,758   1.148 - 1.152    3,170          --  1.95 - 2.50      11.78 - 13.27

  Emerging Growth Portfolio - Class I Shares       2003   4,256   0.794 - 0.799    3,388          --  1.60 - 1.75             25.24*
                                                   2002   4,628   0.634 - 0.638    2,942        0.35  1.60 - 1.75  (33.68) - (33.54)
                                                   2001   5,061   0.956 - 0.960    4,847        0.09  1.60 - 1.75  (32.72) - (32.58)

  Emerging Growth Portfolio - Class II Shares      2003     590   1.107 - 1.111      654          --  1.95 - 2.50       1.46 - 10.77

  Enterprise Portfolio - Class I Shares            2003   3,589   0.638 - 0.643    2,301        0.53  1.60 - 1.75      23.64 - 23.89
                                                   2002   4,559   0.516 - 0.519    2,360        0.48  1.60 - 1.75  (30.55) - (30.43)
                                                   2001   4,855   0.743 - 0.746    3,616        0.19  1.60 - 1.75  (21.79) - (21.72)

                                                                                            INVEST-    EXPENSE
                                                  YEAR             UNIT VALUE      NET      MENT(1)    RATIO(2)     TOTAL RETURN(3)
                                                 ENDED   UNITS      LOWEST TO    ASSETS     INCOME    LOWEST TO       LOWEST TO
                                                 DEC 31  (000S)    HIGHEST ($)   ($000S)   RATIO (%)  HIGHEST (%)     HIGHEST (%)
                                                 ------  ------   -------------  -------   ---------  -----------  -----------------
VAN KAMPEN LIFE INVESTMENT TRUST (CONTINUED)
  Enterprise Portfolio - Class II Shares           2003     169   1.122 - 1.125      190          --  2.10 - 2.50        5.73 - 9.57

  Government Portfolio - Class I Shares            2003   4,470   1.237 - 1.245    5,551        5.10  1.60 - 1.75        0.00 - 0.16
                                                   2002   6,765   1.237 - 1.243    8,396        2.59  1.60 - 1.75        7.75 - 7.81
                                                   2001   2,970   1.148 - 1.153    3,421        3.76  1.60 - 1.75        5.03 - 5.30

  Government Portfolio - Class II Shares           2003     381   0.977 - 0.980      373          --  1.95 - 2.50        0.62 - 1.66

  Growth and Income Portfolio - Class I Shares     2003   8,683   1.187 - 1.195   10,346        0.89  1.60 - 1.75      25.87 - 26.05
                                                   2002   6,404   0.943 - 0.948    6,059        0.99  1.60 - 1.75  (16.03) - (15.88)
                                                   2001   5,528   1.123 - 1.127    6,223        0.06  1.60 - 1.75    (7.42) - (7.32)

  Growth and Income Portfolio - Class II Shares    2003   1,946   1.143 - 1.147    2,227          --  1.95 - 2.50      11.15 - 12.23

  Money Market Portfolio - Class I Shares          2003   3,179   1.058 - 1.065    3,375        0.61  1.60 - 1.75    (1.12) - (1.02)
                                                   2002  13,666   1.070 - 1.076   14,673        1.19  1.60 - 1.75    (0.56) - (0.37)
                                                   2001  10,122   1.076 - 1.080   10,912        3.18  1.60 - 1.75        1.89 - 1.98

  Money Market Portfolio - Class II Shares         2003     305   0.987 - 0.990      301        0.07  1.95 - 2.50    (0.80) - (0.50)
VARIABLE INSURANCE PRODUCTS FUND II
  Contrafund(R)Portfolio - Service Class 2         2003   1,012   1.169 - 1.172    1,183          --  1.95 - 2.50       5.40 - 12.61
VARIABLE INSURANCE PRODUCTS FUND III
  Mid Cap Portfolio - Service Class 2              2003     818   1.255 - 1.258    1,027          --  1.95 - 2.50      12.46 - 19.13


(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2) These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(3) These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum values.

* The total maximum and minimum return for both unit values was 25.24% due to rounding.

7. SCHEDULE OF ACCUMULATION UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                               SALOMON BROTHERS
                                              VARIABLE EMERGING
                                                 GROWTH FUND -            DIVIDEND GROWTH            EQUITY PORTFOLIO -
                                                CLASS I SHARES          PORTFOLIO - CLASS Y               CLASS Y
                                           ------------------------   ------------------------    ------------------------
                                              2003          2002         2003          2002          2003          2002
                                              ----          ----         ----          ----          ----          ----
Accumulation units beginning of year ...           --            --           --            --            --            --
Accumulation units purchased and
  transferred from other funding options      157,719            --      345,181            --        63,704            --
Accumulation units redeemed and
  transferred to other funding options .           --            --           --            --            --            --
                                           ----------    ----------   ----------    ----------    ----------    ----------
Accumulation units end of year .........      157,719            --      345,181            --        63,704            --
                                           ==========    ==========   ==========    ==========    ==========    ==========

                                                    S&P 500                                             HIGH YIELD
                                               INDEX PORTFOLIO -               ALL CAP                  BOND FUND -
                                                    CLASS Y                FUND - CLASS I                 CLASS I
                                           ------------------------   ------------------------    ------------------------
                                              2003          2002         2003          2002          2003          2002
                                              ----          ----         ----          ----          ----          ----
Accumulation units beginning of year ...           --            --    1,561,793     1,646,683     1,561,041       382,320
Accumulation units purchased and
  transferred from other funding options      219,151            --    1,071,930       666,033    13,807,808     8,363,951
Accumulation units redeemed and
  transferred to other funding options .           --            --     (301,211)     (750,923)  (12,560,600)   (7,185,230)
                                           ----------    ----------   ----------    ----------   -----------    ----------
Accumulation units end of year .........      219,151            --    2,332,512     1,561,793     2,808,249     1,561,041
                                           ==========    ==========   ==========    ==========   ===========    ==========

                                                                             LARGE CAP                  SMALL CAP
                                                  INVESTORS                GROWTH FUND -               GROWTH FUND -
                                                FUND - CLASS I                CLASS I                     CLASS I
                                           ------------------------   ------------------------    ------------------------
                                              2003          2002         2003          2002          2003          2002
                                              ----          ----         ----          ----          ----          ----
Accumulation units beginning of year ...      989,675     1,090,712           --            --     1,144,493       661,680
Accumulation units purchased and
  transferred from other funding options      370,472       284,008      318,591            --     1,679,567     1,468,552
Accumulation units redeemed and
  transferred to other funding options .     (159,608)     (385,045)     (26,547)           --      (881,040)     (985,739)
                                           ----------    ----------   ----------    ----------    ----------    ----------
Accumulation units end of year .........    1,200,539       989,675      292,044            --     1,943,020     1,144,493
                                           ==========    ==========   ==========    ==========    ==========    ==========

                                                                                                          SCUDDER
                                                                            GROWTH AND                 INTERNATIONAL
                                                   STRATEGIC                  INCOME                   SELECT EQUITY
                                                  BOND FUND -               PORTFOLIO -                 PORTFOLIO -
                                                    CLASS I                   CLASS B                     CLASS B
                                           ------------------------   ------------------------    ------------------------
                                              2003          2002         2003          2002          2003          2002
                                              ----          ----         ----          ----          ----          ----
Accumulation units beginning of year ...    2,339,391       984,062           --            --            --            --
Accumulation units purchased and
  transferred from other funding options    2,838,700     1,974,015       75,815            --       416,273            --
Accumulation units redeemed and
  transferred to other funding options .   (1,087,531)     (618,686)          --            --        (3,003)           --
                                           ----------    ----------   ----------    ----------    ----------    ----------
Accumulation units end of year .........    4,090,560     2,339,391       75,815            --       413,270            --
                                           ==========    ==========   ==========    ==========    ==========    ==========

7. SCHEDULE OF ACCUMULATION UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002 (CONTINUED)

                                                                                                          ACTIVE
                                                                                                      INTERNATIONAL
                                                                                                        ALLOCATION
                                                 EQUITY INCOME               LARGE CAP                  PORTFOLIO -
                                                   PORTFOLIO                 PORTFOLIO                    CLASS I
                                           ------------------------   ------------------------    ------------------------
                                              2003          2002         2003          2002          2003          2002
                                              ----          ----         ----          ----          ----          ----
Accumulation units beginning of year ...           --            --           --            --     1,507,872     1,296,285
Accumulation units purchased and
  transferred from other funding options      562,183            --      441,103            --    62,206,294    81,540,246
Accumulation units redeemed and
  transferred to other funding options .       (4,065)           --           (1)           --   (63,714,166)  (81,328,659)
                                           ----------    ----------   ----------    ----------   -----------   -----------
Accumulation units end of year .........      558,118            --      441,102            --            --     1,507,872
                                           ==========    ==========   ==========    ==========   ===========   ===========

                                                                            EQUITY AND
                                                EMERGING MARKETS              INCOME                   EQUITY GROWTH
                                               EQUITY PORTFOLIO -           PORTFOLIO -                 PORTFOLIO -
                                                    CLASS I                   CLASS II                    CLASS I
                                           ------------------------   ------------------------    ------------------------
                                               2003         2002         2003          2002          2003          2002
                                               ----         ----         ----          ----          ----          ----
Accumulation units beginning of year ...       560,127      521,732           --            --     1,883,254     1,618,542
Accumulation units purchased and
  transferred from other funding options    47,963,286   68,619,547    1,281,157            --     1,784,630       965,600
Accumulation units redeemed and
  transferred to other funding options .   (47,315,104) (68,581,152)     (26,420)           --      (339,794)     (700,888)
                                           -----------  -----------   ----------    ----------    ----------    ----------
Accumulation units end of year .........     1,208,309      560,127    1,254,737            --     3,328,090     1,883,254
                                           ===========  ===========   ==========    ==========    ==========    ==========

                                                GLOBAL FRANCHISE            GLOBAL VALUE                   MID CAP
                                                  PORTFOLIO -            EQUITY PORTFOLIO -                GROWTH
                                                    CLASS II                  CLASS I                PORTFOLIO - CLASS I
                                           ------------------------   ------------------------    ------------------------
                                               2003         2002         2003          2002          2003          2002
                                               ----         ----         ----          ----          ----          ----
Accumulation units beginning of year ...           --            --    2,340,167     1,924,701     2,817,522     2,573,716
Accumulation units purchased and
  transferred from other funding options    1,090,251            --    4,004,988     3,397,469     1,891,131     1,754,816
Accumulation units redeemed and
  transferred to other funding options .      (31,155)           --   (3,051,934)   (2,982,003)     (768,472)   (1,511,010)
                                           ----------    ----------   ----------    ----------    ----------    ----------
Accumulation units end of year .........    1,059,096            --    3,293,221     2,340,167     3,940,181     2,817,522
                                           ==========    ==========   ==========    ==========    ==========    ==========

                                                                                                           U.S.
                                                 SMALL COMPANY              TECHNOLOGY                   MID CAP
                                               GROWTH PORTFOLIO -           PORTFOLIO -              CORE PORTFOLIO -
                                                    CLASS II                  CLASS I                     CLASS I
                                           ------------------------   ------------------------    ------------------------
                                               2003         2002         2003          2002          2003          2002
                                               ----         ----         ----          ----          ----          ----
Accumulation units beginning of year ...           --            --    1,253,680     1,215,396     4,680,979     3,478,643
Accumulation units purchased and
  transferred from other funding options      342,203            --      954,070    58,246,834     1,880,582     2,386,030
Accumulation units redeemed and
  transferred to other funding options .       (6,186)           --     (827,832)  (58,208,550)   (2,280,162)   (1,183,694)
                                           ----------    ----------   ----------   -----------    ----------    ----------
Accumulation units end of year .........      336,017            --    1,379,918     1,253,680     4,281,399     4,680,979
                                           ==========    ==========   ==========   ===========    ==========    ==========

7. SCHEDULE OF ACCUMULATION UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002 (CONTINUED)

                                                   U.S. REAL                 CORE PLUS
                                                    ESTATE                 FIXED INCOME
                                                  PORTFOLIO -               PORTFOLIO -                    VALUE
                                                    CLASS I                   CLASS II              PORTFOLIO - CLASS I
                                           ------------------------   ------------------------    ------------------------
                                               2003         2002         2003          2002          2003          2002
                                               ----         ----         ----          ----          ----          ----
Accumulation units beginning of year ...    1,209,583       618,521           --            --     1,850,198     1,975,974
Accumulation units purchased and
  transferred from other funding options    1,430,392     1,005,209      866,644            --       770,106       474,550
Accumulation units redeemed and
  transferred to other funding options .   (1,173,840)     (414,147)         (48)           --      (425,388)     (600,326)
                                           ----------    ----------   ----------    ----------    ----------    ----------
Accumulation units end of year .........    1,466,135     1,209,583      866,596            --     2,194,916     1,850,198
                                           ==========    ==========   ==========    ==========    ==========    ==========

                                                                                                         COMSTOCK
                                                  AIM CAPITAL                                           PORTFOLIO -
                                                 APPRECIATION                MFS TOTAL                    CLASS I
                                                   PORTFOLIO             RETURN PORTFOLIO                 SHARES
                                           ------------------------   ------------------------    ------------------------
                                               2003         2002         2003          2002          2003          2002
                                               ----         ----         ----          ----          ----          ----
Accumulation units beginning of year ...           --            --           --            --     5,809,377     3,798,362
Accumulation units purchased and
  transferred from other funding options      159,524            --      934,710            --     1,494,409     4,349,044
Accumulation units redeemed and
  transferred to other funding options .       (4,305)           --      (16,215)           --    (1,899,448)   (2,338,029)
                                           ----------    ----------   ----------    ----------    ----------    ----------
Accumulation units end of year .........      155,219            --      918,495            --     5,404,338     5,809,377
                                           ==========    ==========   ==========    ==========    ==========    ==========

                                                                                                         EMERGING
                                                   COMSTOCK                                               GROWTH
                                                  PORTFOLIO -                 DOMESTIC                  PORTFOLIO -
                                                   CLASS II                    INCOME                     CLASS I
                                                    SHARES                   PORTFOLIO                     SHARES
                                           ------------------------   ------------------------    ------------------------
                                               2003         2002         2003          2002          2003          2002
                                               ----         ----         ----          ----          ----          ----
Accumulation units beginning of year ...           --            --           --       831,517     4,628,055     5,061,134
Accumulation units purchased and
  transferred from other funding options    2,818,530            --           --     1,286,071       620,342       481,958
Accumulation units redeemed and
  transferred to other funding options .      (60,079)           --           --    (2,117,588)     (992,620)     (915,037)
                                           ----------    ----------   ----------    ----------    ----------    ----------
Accumulation units end of year .........    2,758,451            --           --            --     4,255,777     4,628,055
                                           ==========    ==========   ==========    ==========    ==========    ==========

                                                 EMERGING GROWTH             ENTERPRISE                 ENTERPRISE
                                                   PORTFOLIO -               PORTFOLIO -                PORTFOLIO -
                                                    CLASS II                   CLASS I                   CLASS II
                                                     SHARES                    SHARES                     SHARES
                                           ------------------------   ------------------------    ------------------------
                                               2003         2002         2003          2002          2003          2002
                                               ----         ----         ----          ----          ----          ----
Accumulation units beginning of year ...           --            --    4,558,696     4,854,747            --            --
Accumulation units purchased and
  transferred from other funding options      597,586            --      180,495       505,177       169,359            --
Accumulation units redeemed and
  transferred to other funding options .       (7,464)           --   (1,150,446)     (801,228)           --            --
                                           ----------    ----------   ----------    ----------    ----------    ----------
Accumulation units end of year .........      590,122            --    3,588,745     4,558,696       169,359            --
                                           ==========    ==========   ==========    ==========    ==========    ==========

7. SCHEDULE OF ACCUMULATION UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002 (CONTINUED)

                                                  GOVERNMENT                 GOVERNMENT
                                                 PORTFOLIO -                PORTFOLIO -                 GROWTH AND
                                                   CLASS I                    CLASS II               INCOME PORTFOLIO -
                                                    SHARES                     SHARES                  CLASS I SHARES
                                           ------------------------   ------------------------    ------------------------
                                               2003         2002         2003          2002          2003          2002
                                               ----         ----         ----          ----          ----          ----
Accumulation units beginning of year ...    6,765,249     2,969,603           --            --     6,403,693     5,528,225
Accumulation units purchased and
  transferred from other funding options    2,524,558    11,345,999      381,494            --     3,386,593     2,172,566
Accumulation units redeemed and
  transferred to other funding options .   (4,819,631)   (7,550,353)          --            --    (1,106,851)   (1,297,098)
                                           ----------    ----------   ----------    ----------    ----------    ----------
Accumulation units end of year .........    4,470,176     6,765,249      381,494            --     8,683,435     6,403,693
                                           ==========    ==========   ==========    ==========    ==========    ==========

                                                   GROWTH AND               MONEY MARKET                MONEY MARKET
                                              INCOME PORTFOLIO -             PORTFOLIO -                PORTFOLIO -
                                                CLASS II SHARES            CLASS I SHARES             CLASS II SHARES
                                           ------------------------   -------------------------   ------------------------
                                               2003         2002         2003          2002          2003          2002
                                               ----         ----         ----          ----          ----          ----
Accumulation units beginning of year ...           --            --   13,665,507     10,121,884            --           --
Accumulation units purchased and
  transferred from other funding options    1,967,602            --   68,305,006    106,933,596       512,867           --
Accumulation units redeemed and
  transferred to other funding options .      (21,271)           --  (78,791,566)  (103,389,973)     (207,997)          --
                                           ----------    ----------  -----------   ------------    ----------   ----------
Accumulation units end of year .........    1,946,331            --    3,178,947     13,665,507       304,870           --
                                           ==========    ==========  ===========   ============    ==========   ==========

                                                  CONTRAFUND(R)                    MID CAP
                                                   PORTFOLIO -                   PORTFOLIO -
                                                 SERVICE CLASS 2               SERVICE CLASS 2                  COMBINED
                                           ---------------------------   ---------------------------   ----------------------------
                                               2003           2002           2003           2002           2003            2002
                                               ----           ----           ----           ----           ----            ----
Accumulation units beginning of year ...             --             --             --             --     67,530,352      53,154,439
Accumulation units purchased and
  transferred from other funding options      1,042,018             --        827,046             --    234,756,070     358,221,271
Accumulation units redeemed and
  transferred to other funding options .        (30,129)            --         (9,370)            --   (224,101,499)   (343,845,358)
                                           ------------   ------------   ------------   ------------   ------------    ------------
Accumulation units end of year .........      1,011,889             --        817,676             --     78,184,923      67,530,352
                                           ============   ============   ============   ============   ============    ============

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors of the Travelers Life and Annuity Company and
    Owners of Variable Annuity Contracts of The Travelers Separate Account Eight for Variable Annuities:

We have audited the accompanying statement of assets and liabilities of The Travelers Separate Account Eight for Variable Annuities as of December 31, 2003 and the related statement of operations for the year then ended and the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the balance sheet is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Travelers Separate Account Eight for Variable Annuities as of December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended, in conformity with accounting principles generally accepted in the United States of America.


                                                /s/ KPMG LLP

Hartford, Connecticut
March 24, 2004

                              INDEPENDENT AUDITORS
                              --------------------
                                    KPMG LLP
                              Hartford, Connecticut

This report is prepared for the general  information  of contract  owners and is not an offer of units of The Travelers Separate Account Eight for Variable Annuities or shares of Separate Account Eight's underlying funds. It should not be used in connection with any offer except in conjunction with the Prospectus for The Travelers Separate Account Eight for Variable Annuities product(s) offered by The Travelers Life and Annuity Company and the Prospectuses of the underlying funds, which collectively contain all pertinent information, including additional information on charges and expenses.



SEP8 (Annual) (12-03) Printed in U.S.A.




                          INDEPENDENT AUDITORS' REPORT



The Board of Directors and Shareholder
The Travelers Life and Annuity Company:

We have audited the accompanying balance sheets of The Travelers Life and Annuity Company as of December 31, 2003 and 2002, and the related statements of income, changes in shareholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2003. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Life and Annuity Company as of December 31, 2003 and 2002, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2003, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1 to the financial statements, the Company changed its method of accounting for goodwill and intangible assets in 2002 and for derivative instruments and hedging activities and for securitized financial assets in 2001.

/s/KPMG LLP

Hartford, Connecticut
February 26, 2004

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                              STATEMENTS OF INCOME
                                ($ IN THOUSANDS)


FOR THE YEAR ENDED DECEMBER 31,                                                         2003               2002               2001
                                                                                        ----               ----               ----
REVENUES
Premiums                                                                              $  40,866         $  42,893         $  39,222
Net investment income                                                                   356,463           311,946           251,054
Realized investment gains (losses)                                                       (7,202)          (30,584)           26,144
Fee income                                                                              237,366           189,686           173,113
Other revenues                                                                           18,834            19,530            14,317
------------------------------------------------------------------------------------------------------------------------------------
     Total Revenues                                                                     646,327           533,471           503,850
------------------------------------------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES
Current and future insurance benefits                                                    89,729            94,513            88,842
Interest credited to contractholders                                                    216,952           180,610           125,880
Amortization of deferred acquisition costs                                              136,310            66,972            89,475
General and administrative expenses                                                      49,288            32,352            23,404
------------------------------------------------------------------------------------------------------------------------------------
     Total Benefits and Expenses                                                        492,279           374,447           327,601
------------------------------------------------------------------------------------------------------------------------------------

Income before federal income taxes and cumulative effect of
   change in accounting principle                                                       154,048           159,024           176,249
------------------------------------------------------------------------------------------------------------------------------------

Federal income taxes
     Current                                                                             73,423           (31,143)          (19,007)
     Deferred                                                                           (38,835)           86,797            80,096
------------------------------------------------------------------------------------------------------------------------------------
     Total Federal Income Taxes                                                          34,588            55,654            61,089
------------------------------------------------------------------------------------------------------------------------------------

Income before cumulative effect of change in accounting
     principle                                                                          119,460           103,370           115,160

Cumulative effect of change in accounting for derivative
     instruments and hedging activities, net of tax
                                                                                             --                --               (62)
------------------------------------------------------------------------------------------------------------------------------------
Net Income                                                                            $ 119,460         $ 103,370         $ 115,098
====================================================================================================================================



                       See Notes to Financial Statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                                 BALANCE SHEETS
                                ($ IN THOUSANDS)


AT DECEMBER 31,                                                                                        2003                  2002
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Fixed maturities, available for sale at fair value (including $130,895 and
     $144,284 subject to securities lending agreements) (cost $5,033,778
     and $4,385,801)                                                                                $ 5,357,225          $ 4,520,299
Equity securities, at fair value (cost $8,253 and $14,939)                                                8,307               14,495
Mortgage loans                                                                                          135,347              134,078
Short-term securities                                                                                   195,279              475,365
Other invested assets                                                                                   392,638              384,616
------------------------------------------------------------------------------------------------------------------------------------
      Total Investments                                                                               6,088,796            5,528,853
------------------------------------------------------------------------------------------------------------------------------------
Separate and variable accounts                                                                        9,690,455            6,862,009
Deferred acquisition costs                                                                            1,279,118            1,064,118
Premiums and fees receivable                                                                             67,272               59,636
Other assets                                                                                            312,546              179,558
------------------------------------------------------------------------------------------------------------------------------------
     Total Assets                                                                                   $17,438,187          $13,694,174
------------------------------------------------------------------------------------------------------------------------------------

LIABILITIES
Future policy benefits and claims                                                                   $ 1,097,704          $ 1,145,692
Contractholder funds                                                                                  4,511,813            3,886,083
Separate and variable accounts                                                                        9,690,455            6,862,009
Deferred federal income taxes                                                                           224,821              199,350
Other liabilities                                                                                       514,718              441,249
------------------------------------------------------------------------------------------------------------------------------------
     Total Liabilities                                                                               16,039,511           12,534,383
------------------------------------------------------------------------------------------------------------------------------------

SHAREHOLDER'S EQUITY
Common stock, par value $100; 100,000 shares authorized,
     30,000 issued and outstanding                                                                        3,000                3,000
Additional paid-in capital                                                                              417,316              417,316
Retained earnings                                                                                       763,994              644,534
Accumulated other changes in equity from nonowner sources                                               214,366               94,941
------------------------------------------------------------------------------------------------------------------------------------
     Total Shareholder's Equity                                                                       1,398,676            1,159,791
------------------------------------------------------------------------------------------------------------------------------------

     Total Liabilities and Shareholder's Equity                                                     $17,438,187          $13,694,174
====================================================================================================================================



                       See Notes to Financial Statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                  STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY
                                ($ IN THOUSANDS)


                                                                                                  FOR THE YEAR ENDED
                                                                                                      DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK                                                                         2003                 2002               2001
------------------------------------------------------------------------------------------------------------------------------------
Balance, beginning of year                                                        $     3,000          $    3,000         $   3,000
Changes in common stock                                                                    --                  --                --
------------------------------------------------------------------------------------------------------------------------------------
Balance, end of year                                                              $     3,000          $    3,000         $   3,000
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
ADDITIONAL PAID-IN CAPITAL
------------------------------------------------------------------------------------------------------------------------------------
Balance, beginning of year                                                        $   417,316          $  417,316         $ 417,316
Capital contributed by parent                                                              --                  --                --
------------------------------------------------------------------------------------------------------------------------------------
Balance, end of year                                                              $   417,316          $  417,316         $ 417,316
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
RETAINED EARNINGS
------------------------------------------------------------------------------------------------------------------------------------

Balance, beginning of year                                                        $   644,534          $  541,164         $ 426,066
Net income                                                                            119,460             103,370           115,098
------------------------------------------------------------------------------------------------------------------------------------
Balance, end of year                                                              $   763,994          $  644,534         $ 541,164
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
ACCUMULATED OTHER CHANGES
IN EQUITY FROM NONOWNER SOURCES
------------------------------------------------------------------------------------------------------------------------------------

Balance, beginning of year                                                        $    94,941          $   16,084         $  13,622
Cumulative effect of change in accounting principle for
   derivative instruments and hedging activities, net of tax                               --                  --                62
Unrealized gains (losses), net of tax                                                 120,993              73,750              (924)
Derivative instrument hedging activity gains (losses),
    net of tax                                                                         (1,568)              5,107             3,324
------------------------------------------------------------------------------------------------------------------------------------
Balance, end of year                                                              $   214,366          $   94,941         $  16,084
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
SUMMARY OF CHANGES IN EQUITY
FROM NONOWNER SOURCES
------------------------------------------------------------------------------------------------------------------------------------

Net income                                                                        $   119,460          $  103,370         $ 115,098
Other changes in equity from nonowner sources                                         119,425              78,857             2,462
------------------------------------------------------------------------------------------------------------------------------------
Total changes in equity from nonowner sources                                     $   238,885          $  182,227         $ 117,560
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL SHAREHOLDER'S EQUITY
------------------------------------------------------------------------------------------------------------------------------------
Balance, beginning of year                                                        $ 1,159,791          $  977,564         $ 860,004
Changes in total shareholder's equity                                                 238,885             182,227           117,560
------------------------------------------------------------------------------------------------------------------------------------
Balance, end of year                                                              $ 1,398,676          $1,159,791         $ 977,564
====================================================================================================================================



                       See Notes to Financial Statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                            STATEMENTS OF CASH FLOWS
                           INCREASE (DECREASE) IN CASH
                                ($ IN THOUSANDS)


FOR THE YEARS ENDED DECEMBER 31,                                                           2003            2002             2001
------------------------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
     Premiums collected                                                               $    43,903      $    43,490      $    37,915
     Net investment income received                                                       319,629          276,813          211,179
     Fee and other income received                                                        265,410          238,970          211,885
     Benefits and claims paid                                                            (105,867)        (103,513)        (103,224)
     Interest paid to contractholders                                                    (216,952)        (180,610)        (125,880)
     Operating expenses paid                                                             (437,335)        (343,932)        (354,506)
     Income taxes (paid) received                                                        (134,927)          88,888           45,257
     Other                                                                                 41,239          (21,047)         (31,175)
------------------------------------------------------------------------------------------------------------------------------------
         Net Cash Used in Operating Activities                                           (224,900)            (941)        (108,549)
------------------------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES
     Proceeds from maturities of investments
         Fixed maturities                                                                 519,960          255,009           97,712
         Mortgage loans                                                                    22,628           36,193           20,941
     Proceeds from sales of investments
         Fixed maturities                                                               1,657,663        1,689,931          938,987
         Equity securities                                                                  7,769           35,556            6,363
         Real estate held for sale                                                            794               --              (36)
     Purchases of investments
         Fixed maturities                                                              (2,823,940)      (3,018,069)      (2,022,618)
         Equity securities                                                                 (3,506)         (35,735)          (2,274)
         Mortgage loans                                                                   (27,456)         (44,632)         (14,494)
     Policy loans, net                                                                        665          (11,201)          (3,395)
     Short-term securities (purchases) sales, net                                         280,086         (268,606)          40,618
     Other investment (purchases) sales, net                                              (45,906)         (20,915)          (6,334)
     Securities transactions in course of settlement, net                                  (3,561)         117,806           64,698
------------------------------------------------------------------------------------------------------------------------------------
         Net Cash Used in Investing Activities                                           (414,804)      (1,264,663)        (879,832)
------------------------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES
     Contractholder fund deposits                                                         913,546        1,486,056        1,178,421
     Contractholder fund withdrawals                                                     (287,816)        (224,542)        (185,464)
------------------------------------------------------------------------------------------------------------------------------------
         Net Cash Provided by Financing Activities                                        625,730        1,261,514          992,957
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in cash                                                           (13,974)          (4,090)           4,576
Cash at beginning of year                                                                  15,424           19,514           14,938
------------------------------------------------------------------------------------------------------------------------------------
Cash at December 31,                                                                  $     1,450      $    15,424      $    19,514
====================================================================================================================================



                       See Notes to Financial Statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS


1.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Significant accounting policies used in the preparation of the accompanying financial statements follow.

     BASIS OF PRESENTATION

     The Travelers Life and Annuity Company (the Company) is a wholly owned subsidiary of The Travelers Insurance Company (TIC), an indirect wholly owned subsidiary of Citigroup Inc. (Citigroup), a diversified global financial services holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world. On March 27, 2002, Travelers Property Casualty Corp. (TPC), TIC's parent at December 31, 2001, completed its initial public offering (IPO). On August 20, 2002, Citigroup made a tax-free distribution of the majority of its remaining interest in TPC to Citigroup Stockholders. Prior to the IPO, the common stock of TIC was distributed by TPC to Citigroup Insurance Holding Corporation (CIHC) so that TIC and the Company would remain indirect wholly owned subsidiaries of Citigroup. TIC has a license from TPC to use the names "Travelers Life & Annuity," "The Travelers Insurance Company," "The Travelers Life and Annuity Company" and related names in connection with the Company's business.

     The financial statements and accompanying footnotes of the Company are prepared in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and benefits and expenses during the reporting period. Actual results could differ from those estimates.

     The Company offers a variety of variable annuity products where the investment risk is borne by the contractholder, not the Company, and the benefits are not guaranteed. The premiums and deposits related to these products are reported in separate accounts. The Company considers it necessary to differentiate, for financial statement purposes, the results of the risks it has assumed from those it has not.

     Certain prior year amounts have been reclassified to conform to the 2003 presentation.

     ACCOUNTING CHANGES

     CONSOLIDATION OF VARIABLE INTEREST ENTITIES

     In January 2003, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 46, "Consolidation of Variable Interest Entities" (FIN 46). FIN 46 changes the method of determining whether certain entities, including securitization entities, should be included in the Company's financial statements. An entity is subject to FIN 46 and is called a variable interest entity (VIE) if it has (1) equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or (2) equity investors that cannot make significant decisions about the entity's operations, or that do not absorb the expected losses or receive the expected returns of the entity. All other entities are evaluated for consolidation under Statement of Financial Accounting Standards (SFAS) No. 94, "Consolidation of All Majority-Owned Subsidiaries" (SFAS 94). A VIE is consolidated by its primary beneficiary,

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     which is the party involved with the VIE that has a majority of the expected losses or a majority of the expected residual returns or both.

     For any VIEs that must be consolidated under FIN 46 that were created before February 1, 2003, the assets, liabilities and noncontrolling interest of the VIE are initially measured at their carrying amounts with any difference between the net amount added to the balance sheet and any previously recognized interest being recognized as the cumulative effect of an accounting change. If determining the carrying amounts is not practicable, fair value at the date FIN 46 first applies may be used to measure the assets, liabilities and noncontrolling interest of the VIE. In October 2003, the FASB announced that the effective date of FIN 46 was deferred from July 1, 2003 to periods ending after December 15, 2003 for VIEs created prior to February 1, 2003. The Company elected to implement the provisions of FIN 46 in the 2003 third quarter. Based upon the implementation guidance, the Company is not considered a primary beneficiary of any VIEs, thus no consolidations were required due to the implementation of FIN 46 on July 1, 2003. The Company does, however, hold a significant interest in other VIEs, none of which were material to the Company's financial statements.

     The implementation of FIN 46 encompassed a review of numerous entities to determine the impact of adoption and considerable judgment was used in evaluating whether or not a VIE should be consolidated. The FASB continues to provide additional guidance on implementing FIN 46 through FASB Staff Positions.

     In December 2003, the FASB released a revision of FIN 46 (FIN 46-R or the interpretation), which includes substantial changes from the original. The calculation of expected losses and expected residual returns have both been altered to reduce the impact of decision maker and guarantor fees in the calculation of expected residual returns and expected losses. In addition, FIN 46-R changes the definition of a variable interest. The interpretation permits adoption of either the original or the revised versions of FIN 46 until the first quarter of 2004, at which time FIN 46-R must be adopted. For 2003 year-end, the Company's financial statements are in accordance with the original.

     The Company is evaluating the impact of applying FIN 46-R to existing VIEs in which it has variable interests and has not yet completed this analysis. At this time, it is anticipated that the effect on the Company's balance sheet will be immaterial. As the Company continues to evaluate the impact of applying FIN 46-R, entities may be identified that would need to be consolidated.

     DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

     In April 2003, the FASB issued SFAS No. 149, "Amendment of Statement 133 on Derivative Instruments and Hedging Activities" (SFAS 149). SFAS 149 amends and clarifies accounting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities under SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities." In particular, this Statement clarifies under what circumstances a contract with an initial net investment meets the characteristic of a derivative and when a derivative contains a financing component that warrants special reporting in the statement of cash flows. This Statement is generally effective for contracts entered into or modified after June 30, 2003 and did not have an impact on the Company's financial statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     COSTS ASSOCIATED WITH EXIT OR DISPOSAL ACTIVITIES

     On January 1, 2003, the Company adopted SFAS No. 146, "Accounting for Costs Associated with Exit or Disposal Activities" (SFAS 146). SFAS 146 requires that a liability for costs associated with exit or disposal activities, other than in a business combination, be recognized when the liability is incurred. Previous generally accepted accounting principles provided for the recognition of such costs at the date of management's commitment to an exit plan. In addition, SFAS 146 requires that the liability be measured at fair value and be adjusted for changes in estimated cash flows.

     The provisions of the new standard are effective for exit or disposal activities initiated after December 31, 2002. The adoption of SFAS 146 did not have an impact on the Company's financial statements.

     STOCK-BASED COMPENSATION

     The Company and its employees participate in stock option plans of Citigroup. On January 1, 2003, the Company adopted the fair value recognition provisions of SFAS No. 123, "Accounting for Stock-Based Compensation" (SFAS 123), prospectively for all awards granted, modified, or settled after January 1, 2003. The prospective method is one of the adoption methods provided for under SFAS No. 148, "Accounting for Stock-Based Compensation-Transition and Disclosure", issued in December 2002.

     SFAS 123 requires that compensation cost for all stock awards be calculated and recognized over the service period (generally equal to the vesting period). This compensation cost is determined using option pricing models, intended to estimate the fair value of the awards at the grant date. Similar to Accounting Principles Board Opinion No. 25, "Accounting for Stock Issued to Employees", the alternative method of accounting, an offsetting increase to shareholder's equity under SFAS 123 is recorded equal to the amount of compensation expense charged. The adoption of SFAS 123 did not have a significant impact on the Company's financial statements.

     BUSINESS COMBINATIONS, GOODWILL AND OTHER INTANGIBLE ASSETS

     Effective January 1, 2002, the Company adopted SFAS No. 141, "Business Combinations" (SFAS 141) and No. 142, "Goodwill and Other Intangible Assets" (SFAS 142). These standards change the accounting for business combinations by, among other things, prohibiting the prospective use of pooling-of-interests accounting and requiring companies to stop amortizing goodwill and certain intangible assets with an indefinite useful life created by business combinations accounted for using the purchase method of accounting. Instead, goodwill and intangible assets deemed to have an indefinite useful life will be subject to an annual review for impairment. All goodwill was fully amortized at December 31, 2001 and the Company did not have any other intangible assets with an indefinite useful life. Other intangible assets that are not deemed to have an indefinite useful life will continue to be amortized over their useful lives. See Note 4.

     ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

     Effective January 1, 2001, the Company adopted SFAS 133, "Accounting for Derivative Instruments and Hedging Activities" (SFAS 133). SFAS 133 establishes accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     contracts (collectively referred to as derivatives), and for hedging activities. It requires that an entity recognize all derivatives as either assets or liabilities in the consolidated balance sheet and measure those instruments at fair value. If certain conditions are met, a derivative may be specifically designated as (a) a hedge of the exposure to changes in the fair value of a recognized asset or liability or an unrecognized firm commitment, (b) a hedge of the exposure to variable cash flows of a recognized asset or liability or of a forecasted transaction, or (c) a hedge of the foreign currency exposure of a net investment in a foreign operation, an unrecognized firm commitment, an available-for-sale security, or a foreign-currency-denominated forecasted transaction. The accounting for changes in the fair value of a derivative (that is, gains and losses) depends on the intended use of the derivative and the resulting designation. The cumulative effect of adopting SFAS 133 was an after-tax charge of $62 thousand included in net income and an after-tax benefit of $62 thousand included in accumulated other changes in equity from nonowner sources.

     RECOGNITION OF INTEREST INCOME AND IMPAIRMENT ON PURCHASED AND RETAINED BENEFICIAL INTEREST IN SECURITIZED FINANCIAL ASSETS

     In April 2001, the Company adopted the FASB Emerging Issues Task Force
     (EITF) 99-20, "Recognition of Interest Income and Impairment of Purchased and Retained Beneficial Interests in Securitized Financial Assets" (EITF 99-20). EITF 99-20 establishes guidance on the recognition and measurement of interest income and impairment on certain investments, e.g., certain asset-backed securities. Interest income on a beneficial interest falling within the scope of EITF 99-20 is to be recognized prospectively. The adoption of EITF 99-20 had no effect on the Company's financial statements.

     FUTURE APPLICATION OF ACCOUNTING STANDARDS

     ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS

     In July 2003, Statement of Position 03-01 "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP 03-01) was released. SOP 03-01 provides guidance on accounting and reporting by insurance enterprises for separate account presentation, accounting for an insurer's interest in a separate account, transfers to a separate account, valuation of certain liabilities, contracts with death or other benefit features, contracts that provide annuitization benefits, and sales inducements to contract holders. SOP 03-01 is effective for financial statements for fiscal years beginning after December 15, 2003. The adoption of SOP 03-01 will not have a material impact on the Company's financial statements.

     CONSOLIDATION OF VARIABLE INTEREST ENTITIES

     In December 2003, the FASB released a revision of FIN 46 (FIN 46-R). See "Consolidation of Variable Interest Entities" in the "Accounting Changes" section of this Note for a discussion of FIN 46-R.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     ACCOUNTING POLICIES

     INVESTMENTS

     Fixed maturities include bonds, notes and redeemable preferred stocks. Fixed maturities, including financial instruments subject to securities lending agreements (see Note 2), are classified as "available for sale" and are reported at fair value, with unrealized investment gains and losses, net of income taxes, credited or charged directly to shareholder's equity. Fair values of investments in fixed maturities are based on quoted market prices or dealer quotes. If these are not available, discounted 22 expected cash flows using market rates commensurate with the credit quality and maturity of the investment are used to determine fair value. Changes in the assumptions could affect the fair values of investments. Impairments are realized when investment losses in value are deemed other-than-temporary. The Company conducts a rigorous review each quarter to identify and evaluate investments that have possible indications of impairment. An investment in a debt or equity security is impaired if its fair value falls below its cost and the decline is considered other-than-temporary. Factors considered in determining whether a loss is temporary include the length of time and extent to which fair value has been below cost; the financial condition and near-term prospects of the issuer; and the Company's ability and intent to hold the investment for a period of time sufficient to allow for any anticipated recovery. Changing economic conditions - global, regional, or related to specific issuers or industries - could result in other-than-temporary losses.

     Also included in fixed maturities are loan-backed and structured securities (including beneficial interests in securitized financial assets). Beneficial interests in securitized financial assets that are rated "A" and below are accounted for under the prospective method in accordance with EITF 99-20. Under the prospective method of accounting, the investment's effective yield and impairment for other-than-temporary losses in value are based upon projected future cash flows. All other loan-backed and structured securities are amortized using the retrospective method. The effective yield used to determine amortization is calculated based upon actual historical and projected future cash flows.

     Equity securities, which include common and non-redeemable preferred stocks, are classified as "available-for-sale" and are carried at fair value based primarily on quoted market prices. Changes in fair values of equity securities are charged or credited directly to shareholder's equity, net of income taxes.

     Mortgage loans are carried at amortized cost. A mortgage loan is considered impaired when it is probable that the Company will be unable to collect principal and interest amounts due. For mortgage loans that are determined to be impaired, a reserve is established for the difference between the amortized cost and fair market value of the underlying collateral. In estimating fair value, the Company uses interest rates reflecting the current real estate financing market.

     Short-term securities, consisting primarily of money market instruments and other debt issues purchased with a maturity of less than one year, are carried at amortized cost, which approximates fair value.

     Other invested assets include trading securities, partnership investments and real estate joint ventures which are accounted for on the equity method of accounting. Undistributed income of these

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     investments is reported in net investment income. Also included in other invested assets are policy loans which are carried at the amount of the unpaid balances that are not in excess of the net cash surrender values of the related insurance policies. The carrying value of policy loans, which have no defined maturities, is considered to be fair value.

     Accrual of investment income, included in other assets, is suspended on fixed maturities or mortgage loans that are in default, or on which it is likely that future payments will not be made as scheduled. Interest income on investments in default is recognized only as payment is received.

     DERIVATIVE FINANCIAL INSTRUMENTS

     The Company uses derivative financial instruments, including financial futures contracts, swaps, options and forward contracts as a means of hedging exposure to interest rate changes, equity price change and foreign currency risk. The Company does not hold or issue derivative instruments for trading purposes. (See Note 9 for a more detailed description of the Company's derivative use.) Derivative financial instruments in a gain position are reported in the balance sheet in other assets, derivative financial instruments in a loss position are reported in the balance sheet in other liabilities and derivatives purchased to offset embedded derivatives on variable annuity contracts are reported in other invested assets.

     To qualify for hedge accounting, the hedge relationship is designated and formally documented at inception detailing the particular risk management objective and strategy for the hedge which includes the item and risk that is being hedged, the derivative that is being used, as well as how effectiveness is being assessed. A derivative has to be highly effective in accomplishing the objective of offsetting either changes in fair value or cash flows for the risk being hedged.

     For fair value hedges, in which derivatives hedge the fair value of assets and liabilities, changes in the fair value of derivatives are reflected in realized investment gains and losses, together with changes in the fair value of the related hedged item. The net amount is reflected in current earnings. The Company's fair value hedges are primarily of available-for-sale securities.

     For cash flow hedges, the accounting treatment depends on the effectiveness of the hedge. To the extent that derivatives are effective in offsetting the variability of the hedged cash flows, changes in the derivatives' fair value will not be included in current earnings but are reported in the accumulated other changes in equity from nonowner sources. These changes in fair value will be included in earnings of future periods when earnings are also affected by the variability of the hedged cash flows. To the extent these derivatives are not effective, the ineffective portion of the changes in fair value is immediately included in realized investment gains and losses. The Company's cash flow hedges primarily include hedges of foreign denominated funding agreements and floating rate available-for-sale securities.

     The effectiveness of these hedging relationships is evaluated on a retrospective and prospective basis using quantitative measures of correlation. If a hedge relationship is found to be ineffective, it no longer qualifies as a hedge and any gains or losses attributable to such ineffectiveness as well as subsequent changes in fair value are recognized in realized investment gains and losses.

     For those fair value and cash flow hedge relationships that are terminated, hedge designations removed, or forecasted transactions that are no longer expected to occur, the hedge accounting treatment described in the paragraphs above will no longer apply. For fair value hedges, any changes

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     to the hedged item remain as part of the basis of the asset or liability and are ultimately reflected as an element of the yield. For cash flow hedges, any changes in fair value of the end-user derivative remain in the accumulated other changes in equity from nonowner sources in shareholder's equity and are included in earnings of future periods when earnings are also affected by the variability of the hedged cash flow. If the hedged relationship is discontinued because a forecasted transaction will not occur when scheduled, the accumulated changes in fair value of the end-user derivative recorded in shareholder's equity are immediately reflected in realized investment gains and losses.

     The Company enters into derivative contracts that are economic hedges but do not qualify or are not designated as hedges for accounting purposes. These derivatives are carried at fair value, with changes in value reflected in realized investment gains and losses.

     FINANCIAL INSTRUMENTS WITH EMBEDDED DERIVATIVES

     The Company bifurcates an embedded derivative where the economic characteristics and risks of the embedded instrument are not clearly and closely related to the economic characteristics and risks of the host contract, the entire instrument would not otherwise be remeasured at fair value and a separate instrument with the same terms of the embedded instrument would meet the definition of a derivative under SFAS 133.

     The Company purchases investments that have embedded derivatives, primarily convertible debt securities. These embedded derivatives are carried at fair value with changes in value reflected in realized investment gains and losses. Derivatives embedded in convertible debt securities are classified in the consolidated balance sheet as fixed maturity securities, consistent with the host instruments.

     The Company markets certain investment contracts that have embedded derivatives, primarily variable annuity contracts with put options. These embedded derivatives are carried at fair value, with changes in value reflected in realized investment gains and losses. Derivatives embedded in variable annuity contracts are classified in the consolidated balance sheet as future policy benefits and claims.

     INVESTMENT GAINS AND LOSSES

     Realized investment gains and losses are included as a component of pre-tax revenues based upon specific identification of the investments sold on the trade date. Impairments are realized when investment losses in value are deemed other-than-temporary. The Company conducts regular reviews to assess whether other-than-temporary losses exist. Changing economic conditions - global, regional, or related to specific issuers or industries - could result in other-than-temporary losses. Also included are gains and losses arising from the remeasurement of the local currency value of foreign investments to U.S. dollars, the functional currency of the Company.

     SEPARATE ACCOUNTS

     The Company has separate accounts that primarily represent funds for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholders. Each of these accounts has specific investment objectives. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. The assets of these accounts are carried at fair value.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     Amounts assessed to the separate account contractholders for management services are included in revenues. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and related liability increases are excluded from benefits and expenses.

     DEFERRED ACQUISITION COSTS

     Costs of acquiring traditional life, universal life (UL) and deferred annuities are deferred. These deferred acquisition costs (DAC) include principally commissions and certain expenses related to policy issuance, underwriting and marketing, all of which vary with and are primarily related to the production of new business. The method for determining amortization of DAC varies by product type based upon three different accounting pronouncements: SFAS No. 60, "Accounting and Reporting by Insurance Enterprises" (SFAS 60), SFAS No. 91, "Accounting for Nonrefundable Fees and Costs Associated with Originating or Acquiring Loans and Initial Direct Costs of Leases" (SFAS 91) and SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long Duration Contracts and for Realized Gains and Losses from the Sale of Investments" (SFAS 97).

     DAC for deferred annuities, both fixed and variable, is amortized employing a level effective yield methodology per SFAS 91 as indicated by AICPA Practice Bulletin 8. An amortization rate is developed using the outstanding DAC balance and projected account balances. This rate is applied to actual account balances to determine the amount of DAC amortization. The projected account balances are derived using a model that contains assumptions related to investment returns and persistency. The model rate is evaluated at least annually, and changes in underlying lapse and interest rate assumptions are to be treated retrospectively. Variances in expected equity market returns versus actual returns are treated prospectively and a new amortization pattern is developed so that the DAC balances will be amortized over the remaining estimated life of the business. DAC for these products is currently being amortized over 10-15 years.

     DAC for UL is amortized in relation to estimated gross profits from surrender charges, investment, mortality, and expense margins per SFAS 97. Actual profits can vary from management's estimates resulting in increases or decreases in the rate of amortization. Re-estimates of gross profits, performed at least annually, result in retrospective adjustments to earnings by a cumulative charge or credit to income. DAC for this product is currently being amortized over 16-25 years.

     DAC relating to traditional life, including term insurance, is amortized in relation to anticipated premiums per SFAS 60. Assumptions as to the anticipated premiums are made at the date of policy issuance or acquisition and are consistently applied over the life of the policy. DAC for this product is currently being amortized over 5-20 years.

     All DAC is reviewed, at least annually, to determine if it is recoverable from future income, including investment income, and, if not recoverable, is charged to expense. All other acquisition expenses are charged to operations as incurred. See Note 4.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

     VALUE OF INSURANCE IN FORCE

     The value of insurance in force, reported in other assets, is an asset that represents the actuarially determined present value of anticipated profits to be realized from annuity contracts at the date of acquisition using the same assumptions that were used for computing related liabilities, where appropriate. The value of insurance in force was the actuarially determined present value of the projected future profits discounted at an interest rate of 16% for the annuity business acquired. The annuity contracts are amortized employing a level yield method over 31 years. The value of insurance in force is reviewed periodically for recoverability to determine if any adjustment is required. Adjustments, if any, are charged to income. See Note 4.

     FUTURE POLICY BENEFITS

     Future policy benefits represent liabilities for future insurance policy benefits for payout annuities and traditional life products. The annuity payout reserves are calculated using the mortality and interest assumptions used in the actual pricing of the benefit. Mortality assumptions are based on Company experience and are adjusted to reflect deviations such as substandard mortality in structured settlement benefits. The interest rates range from 2.07% to 7.85% for these annuity products with a weighted average interest rate of 6.6%, including adverse deviation. Traditional life products include whole life and term insurance. Future policy benefits for traditional life products are estimated on the basis of actuarial assumptions as to mortality, persistency and interest, established at policy issue and are based on the Company's experience, which, together with interest assumptions, include a margin for adverse deviation. Appropriate recognition has been given to experience rating and reinsurance. Interest assumptions applicable to traditional life products range from 3.0% to 7.0%, with a weighted average of 5.8%.

     CONTRACTHOLDER FUNDS

     Contractholder funds represent deposits from the issuance of UL pension investment and certain deferred annuity and structured settlement contracts. For UL contracts, contractholder fund balances are increased by receipts for mortality coverage, contract administration, surrender charges and interest accrued where one or more elements are not fixed or guaranteed. These balances are decreased by withdrawals, mortality charges and administrative expenses charged to the contractholders where these charges and expenses may not be fixed or guaranteed. Interest rates credited to contractholder funds related to universal life range from 4.0% to 5.95%, with a weighted average interest rate of 5.01%.

     Pension investment and certain annuity contracts do not contain significant insurance risk and are considered investment-type contracts. Contractholder fund balances are increased by receipts and credited interest, and reduced by withdrawals and administrative expenses charged to the contractholder. Interest rates credited to these investment-type contracts range from 1.0 % to 7.75% with a weighted average interest rate of 5.35%.

     GUARANTY FUND AND OTHER INSURANCE-RELATED ASSESSMENTS

     Included in other liabilities is the Company's estimate of its liability for guaranty fund and other insurance-related assessments. State guaranty fund assessments are based upon the Company's share of premiums written or received in one or more years prior to an insolvency occurring in the industry. Once an insolvency has occurred, the Company recognizes a liability for such assessments if it is probable that an assessment will be imposed and the amount of the assessment can be reasonably estimated. At December 31, 2003 and 2002, the Company's liability for guaranty fund assessments was not significant.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     PERMITTED STATUTORY ACCOUNTING PRACTICES

     The Company, domiciled in the State of Connecticut, prepares statutory financial statements in accordance with the accounting practices prescribed or permitted by the State of Connecticut Insurance Department. Prescribed statutory accounting practices are those practices that are incorporated directly or by reference in state laws, regulations, and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority. The Company does not have any permitted statutory accounting practices.

     PREMIUMS

     Premiums are recognized as revenues when due. Premiums for contracts with a limited number of premium payments, due over a significantly shorter period than the period over which benefits are provided, are considered revenue when due. The portion of premium which is not required to provide for benefits and expenses is deferred and recognized in revenues in a constant relationship to insurance benefits in force.

     FEE INCOME

     Fee income is recognized on deferred annuity and UL contracts for mortality, administrative and equity protection charges according to contract due dates. Fee income is recognized on variable annuity and universal life separate accounts either daily, monthly, quarterly or annually as per contract terms.

     OTHER REVENUES

     Other revenues include surrender penalties collected at the time of a contract surrender, and other miscellaneous charges related to annuity and universal life contracts recognized when received.

     CURRENT AND FUTURE INSURANCE BENEFITS

     Current and future insurance benefits represent charges for mortality and morbidity related to fixed annuities, universal life and term life insurance benefits.

     INTEREST CREDITED TO CONTRACTHOLDERS

     Interest credited to contractholders represents amounts earned by universal life, pension investment and certain deferred annuity contracts in accordance with contract provisions.

     FEDERAL INCOME TAXES

     The provision for federal income taxes is comprised of two components, current income taxes and deferred income taxes. Deferred federal income taxes arise from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


2.   INVESTMENTS

     FIXED MATURITIES

     The amortized cost and fair values of investments in fixed maturities were as follows:


                                                                                            GROSS          GROSS
       DECEMBER 31, 2003                                                 AMORTIZED        UNREALIZED     UNREALIZED         FAIR
       ($ IN THOUSANDS)                                                     COST            GAINS          LOSSES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
AVAILABLE FOR SALE:
     Mortgage-backed securities - CMOs and
     pass-through securities                                             $  644,362        $ 18,352        $ 1,598        $  661,116

     U.S. Treasury securities and obligations
     of U.S. Government and government agencies
     and authorities                                                        192,271           4,756            731           196,296

     Obligations of states and political
     subdivisions                                                            52,867           6,151             --            59,018

     Debt securities issued by foreign
     governments                                                             57,656           3,386             83            60,959

     All other corporate bonds                                            3,179,328         240,472          5,329         3,414,471

     All other debt securities                                              903,211          59,113          3,105           959,219

     Redeemable preferred stock                                               4,083           2,155             92             6,146
------------------------------------------------------------------------------------------------------------------------------------
         Total Available For Sale                                        $5,033,778        $334,385        $10,938        $5,357,225
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

                                                                                            GROSS          GROSS
       DECEMBER 31, 2002                                                 AMORTIZED        UNREALIZED     UNREALIZED         FAIR
       ($ IN THOUSANDS)                                                     COST            GAINS          LOSSES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
AVAILABLE FOR SALE:
     Mortgage-backed securities - CMOs and
     pass-through securities                                             $  423,318        $ 21,809        $    90        $  445,037

     U.S. Treasury securities and obligations
     of U.S. Government and government agencies
     and authorities                                                        217,602           5,958          2,115           221,445

     Obligations of states and political
     subdivisions                                                            49,472           7,170             --            56,642

     Debt securities issued by foreign
     governments                                                             21,530           2,146            296            23,380

     All other corporate bonds                                            2,932,069         157,225         82,175         3,007,119

     All other debt securities                                              737,215          35,255         10,926           761,544

     Redeemable preferred stock                                               4,595           1,785          1,248             5,132
------------------------------------------------------------------------------------------------------------------------------------
         Total Available For Sale                                        $4,385,801        $231,348        $96,850        $4,520,299
------------------------------------------------------------------------------------------------------------------------------------


     Proceeds from sales of fixed maturities classified as available for sale were $1.7 billion, $1.7 billion and $939 million in 2003, 2002 and 2001, respectively. Gross gains of $48.2 million, $85.6 million

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     and $67.0 million and gross losses of $52.4 million, $29.9 million and $22.4 million in 2003, 2002 and 2001, respectively, were realized on those sales. Additional losses of $10.2 million, $66.9 million and $11.5 million were realized due to other-than-temporary losses in value in 2003, 2002 and 2001, respectively. Impairment activity increased significantly in 2002. These prior year impairments were concentrated in telecommunication and energy company investments.

     Fair values of investments in fixed maturities are based on quoted market prices or dealer quotes or, if these are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment. The fair value of investments for which a quoted market price or dealer quote is not available amounted to $1.0 billion and $840.4 million at December 31, 2003 and 2002, respectively.

     The amortized cost and fair value of fixed maturities available for sale at December 31, 2003, by contractual maturity, are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

-------------------------------------------------------------------------------
                                                 AMORTIZED          FAIR
($ IN THOUSANDS)                                    COST            VALUE
-------------------------------------------------------------------------------

MATURITY:
     Due in one year or less                     $  210,086      $  214,645
     Due after 1 year through 5 years             1,529,425       1,634,709
     Due after 5 years through 10 years           1,821,121       1,963,235
     Due after 10 years                             828,784         883,520
-------------------------------------------------------------------------------
                                                  4,389,416       4,696,109
-------------------------------------------------------------------------------

     Mortgage-backed securities                     644,362         661,116
-------------------------------------------------------------------------------
         Total Maturity                          $5,033,778      $5,357,225
-------------------------------------------------------------------------------

     The Company makes significant investments in collateralized mortgage obligations (CMOs). CMOs typically have high credit quality, offer good liquidity, and provide a significant advantage in yield and total return compared to U.S. Treasury securities. The Company's investment strategy is to purchase CMO tranches which are protected against prepayment risk, including planned amortization class tranches and last cash flow tranches. Prepayment protected tranches are preferred because they provide stable cash flows in a variety of interest rate scenarios. The Company does invest in other types of CMO tranches if an assessment indicates a favorable risk/return tradeoff. The Company does not purchase residual interests in CMOs.

     At December 31, 2003 and 2002, the Company held CMOs classified as available for sale with a fair value of $332.4 million and $265.5 million, respectively. Approximately 34% and 33%, respectively, of the Company's CMO holdings are fully collateralized by GNMA, FNMA or FHLMC securities at December 31, 2003 and 2002. In addition, the Company held $327.7 million and $177.8 million of GNMA, FNMA or FHLMC mortgage-backed pass-through securities at December 31, 2003 and 2002, respectively. All of these securities are rated AAA.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     The Company engages in securities lending transactions whereby certain securities from its portfolio are loaned to other institutions for short periods of time. The Company generally receives cash collateral from the borrower, equal to at least the market value of the loaned securities plus accrued interest, and invests in a short-term investment pool. See Note 11. The loaned securities remain a recorded asset of the Company. The Company records a liability for the amount of the cash collateral held, representing its obligation to return the cash collateral related to these loaned securities, and reports that liability as part of other liabilities in the consolidated balance sheet. At December 31, 2003 and 2002, the Company held cash collateral of $154.0 million and $149.0 million, respectively.

     The Company participates in dollar roll repurchase transactions as a way to generate investment income. These transactions involve the sale of mortgage-backed securities with the agreement to repurchase substantially the same securities from the same counterparty. Cash is received from the sale, which is invested in the Company's short-term money market pool. The cash is returned at the end of the roll period when the mortgage-backed securities are repurchased. The Company will generate additional investment income based upon the difference between the sale and repurchase prices.

     These transactions are recorded as secured borrowings. The mortgage-backed securities remain recorded as assets. The cash proceeds are reflected in short-term investments and a liability is established to reflect the Company's obligation to repurchase the securities at the end of the roll period. This liability is classified as other liabilities in the balance sheets and fluctuates based upon the timing of the repayments. The balances were insignificant at December 31, 2003 and 2002, respectively.

     EQUITY SECURITIES

     The cost and fair values of investments in equity securities were as follows:


------------------------------------------------------------------------------------------------------------------------------------
                                                                                              GROSS          GROSS
                                                                                            UNREALIZED     UNREALIZED        FAIR
        ($ IN THOUSANDS)                                                      COST            GAINS          LOSSES          VALUE
------------------------------------------------------------------------------------------------------------------------------------
DECEMBER 31, 2003
     Common stocks                                                           $ 1,645           $343           $249           $ 1,739
     Non-redeemable preferred stocks                                           6,608             30             70             6,568
------------------------------------------------------------------------------------------------------------------------------------
         Total Equity Securities                                             $ 8,253           $373           $319           $ 8,307
------------------------------------------------------------------------------------------------------------------------------------
DECEMBER 31, 2002
     Common stocks                                                           $ 2,599           $ 37           $699           $ 1,937
     Non-redeemable preferred stocks                                          12,340            394            176            12,558
------------------------------------------------------------------------------------------------------------------------------------
         Total Equity Securities                                             $14,939           $431           $875           $14,495
------------------------------------------------------------------------------------------------------------------------------------


     Proceeds from sales of equity securities were $7.8 million, $35.6 million and $6.4 million in 2003, 2002 and 2001, respectively. Gross gains and losses on sales and impairments were insignificant.

     OTHER-THAN-TEMPORARY LOSSES ON INVESTMENTS

     At December 31, 2003, the cost of approximately 220 investments in fixed maturity and equity securities exceeded their fair value by $11.3 million. Of the $11.3 million, $9.2 million represents

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                     NOTES TO CONDENSED FINANCIAL STATEMENTS
                                   (CONTINUED)


     fixed maturity investments that have been in a gross unrealized loss position for less than a year and of these 87% are rated investment grade. Fixed maturity investments that have been in a gross unrealized loss position for a year or more total $1.8 million and 32% of these are rated investment grade. The gross unrealized loss on equity securities was $.3 million at December 31, 2003.

     Management has determined that the unrealized losses on the Company's investments in fixed maturity and equity securities at December 31, 2003 are temporary in nature. The Company conducts a rigorous review each quarter to identify and evaluate investments that have possible indications of impairment. An investment in a debt or equity security is impaired if its fair value falls below its cost and the decline is considered other-than-temporary. Factors considered in determining whether a loss is temporary include the length of time and extent to which fair value has been below cost; the financial condition and near-term prospects of the issuer; and the Company's ability and intent to hold the investment for a period of time sufficient to allow for any anticipated recovery. The Company's review for impairment generally entails:

     o Identification and evaluation of investments that have possible indications of impairment;

     o Analysis of individual investments that have fair values less than 80% of amortized cost, including consideration of length of time the investment has been in an unrealized loss position.

     o Discussion of evidential matter, including an evaluation of factors or triggers that would or could cause individual investments to qualify as having other-than-temporary impairments and those that would not support other-than-temporary impairment;

     o Documentation of the results of these analyses, as required under business policies.

     The table below shows the fair value of investments in fixed maturities and equity securities in an unrealized loss position at December 31, 2003:


                                                                        Gross Unrealized Losses
                                                                        -----------------------
                                                                 Less Than One Year      One Year or Longer             Total
                                                           -------------------------------------------------------------------------
                                                                               Gross                  Gross                    Gross
                                                                  Fair    Unrealized      Fair   Unrealized         Fair  Unrealized
($ IN THOUSANDS)                                                 Value        Losses     Value       Losses        Value      Losses
------------------------------------------------------------------------------------------------------------------------------------
Fixed maturity securities available-for-sale:
Mortgage-backed securities-CMO's and
    pass-through securities                                   $142,683        $1,598   $    --       $   --     $142,683     $ 1,598
U.S. Treasury securities and obligations of
    U.S. Government and government agencies
    and authorities                                            132,402           731        --           --      132,402         731
Debt securities issued by foreign governments                    2,183            83        --           --        2,183          83
All other corporate bonds                                      237,621         4,266    19,461        1,063      257,082       5,329
All other debt securities                                      122,769         2,461    20,054          644      142,823       3,105
Redeemable preferred stock                                         650            41       659           51        1,309          92
------------------------------------------------------------------------------------------------------------------------------------
Total fixed maturities                                        $638,308        $9,180   $40,174       $1,758     $678,482     $10,938
Equity securities                                             $  2,642        $   56   $   946       $  263     $  3,588     $   319
------------------------------------------------------------------------------------------------------------------------------------


                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     MORTGAGE LOANS

     At December 31, 2003 and 2002, the Company's mortgage loan portfolios consisted of the following:

     ---------------------------------------------------------------------------
     ($ IN THOUSANDS)                                 2003           2002
     ---------------------------------------------------------------------------
     Current Mortgage Loans                         $135,347       $130,303
     Underperforming Mortgage Loans                       --          3,775
     ---------------------------------------------------------------------------
          Total                                     $135,347       $134,078
     ---------------------------------------------------------------------------

     Underperforming assets include delinquent mortgage loans over 90 days past due, loans in the process of foreclosure and loans modified at interest rates below market.

     Aggregate annual maturities on mortgage loans at December 31, 2003 are as shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties.

     ---------------------------------------------------------------
     YEAR ENDING DECEMBER 31,
     ($ IN THOUSANDS)
     ---------------------------------------------------------------
     2004                                                 $ 11,301
     2005                                                    6,137
     2006                                                   27,827
     2007                                                    5,155
     2008                                                    5,804
     Thereafter                                             79,123
     ---------------------------------------------------------------
          Total                                           $135,347
     ===============================================================

     OTHER INVESTED ASSETS

     Other invested assets are composed of the following:

     ------------------------------------------------------------------------
     ($ IN MILLIONS)                                     2003          2002
     ------------------------------------------------------------------------
     Private equity and arbitrage investments            $203          $142
     Derivatives                                          115           162
     Trading Securities                                    33            27
     Policy Loans                                          27            28
     Real estate investments                               15            26
     ------------------------------------------------------------------------
     Total                                               $393          $385
     ------------------------------------------------------------------------

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

     CONCENTRATIONS

     The Company participates in a short-term investment pool maintained by TIC. See Note 11.

     The Company's industry concentrations of investments, excluding those in federal and government agencies, primarily fixed maturities at fair value, were as follows:

        -------------------------------------------------------------------
        ($ IN THOUSANDS)                            2003          2002
        -------------------------------------------------------------------
        Finance                                    $555,067     $562,179
        Electric Utilities                          454,960      512,950
        Banking                                     364,094      265,442
        Media                                       354,213      324,008
        Telecommunications                          287,955      304,171
        Insurance                                   261,198      200,525
        -------------------------------------------------------------------

     The Company held investments in foreign banks in the amount of $152 million and $147 million at December 31, 2003 and 2002, respectively, which are included in the table above.

     The Company defines its below investment grade assets as those securities rated Ba1 by Moody's Investor Services (or its equivalent) or below by external rating agencies, or the equivalent by internal analysts when a public rating does not exist. Such assets include publicly traded below investment grade bonds and certain other privately issued bonds and notes that are classified as below investment grade. Below investment grade assets included in the preceding table include $157 million and $109 million in Electric Utilities, $31 million and $35 million in Media, and $34 million and $53 million in Telecommunications at December 31, 2003 and 2002, respectively. Below investment grade assets in other categories were insignificant. Total below investment grade assets were $506 million and $414 million at December 31, 2003 and 2002, respectively.

     Included in mortgage loans were the following group concentrations:

         ($ IN THOUSANDS)
        -------------------------------------------------------------------
        At December 31,                                  2003         2002
        -------------------------------------------------------------------
        STATE
        -----
        California                                    $34,304      $42,169
        New York                                       30,766       22,636
        -------------------------------------------------------------------
        PROPERTY TYPE
        -------------
        Agricultural                                  $63,672      $79,075
        Office                                         61,812       44,094
        -------------------------------------------------------------------

     The Company monitors creditworthiness of counterparties to all financial instruments by using controls that include credit approvals, credit limits and other monitoring procedures. Collateral for fixed maturities often includes pledges of assets, including stock and other assets, guarantees and letters of credit. The Company's underwriting standards with respect to new mortgage loans generally require loan to value ratios of 75% or less at the time of mortgage origination.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     RESTRUCTURED INVESTMENTS

     Mortgage loan and debt securities which were restructured at below market terms at December 31, 2003 and 2002 were insignificant. The new terms of restructured investments typically defer a portion of contract interest payments to varying future periods. Gross interest income on restructured assets that would have been recorded in accordance with the original terms of such assets was insignificant. Interest on these assets, included in net investment income, was insignificant.

     NET INVESTMENT INCOME


------------------------------------------------------------------------------------------------------------------------------------
     FOR THE YEAR ENDED DECEMBER 31,
     ($ IN THOUSANDS)                                                                     2003              2002              2001
------------------------------------------------------------------------------------------------------------------------------------
     GROSS INVESTMENT INCOME
       Fixed maturities                                                                 $316,790          $276,818          $217,813
       Other invested assets                                                              33,118            27,886            22,542
       Mortgage loans                                                                     10,931            10,578            11,327
       Other                                                                                 935             1,402             2,227
------------------------------------------------------------------------------------------------------------------------------------
            Total gross investment income                                                361,774           316,684           253,909
------------------------------------------------------------------------------------------------------------------------------------
     Investment expenses                                                                   5,311             4,738             2,855
------------------------------------------------------------------------------------------------------------------------------------
     Net investment income                                                              $356,463          $311,946          $251,054
------------------------------------------------------------------------------------------------------------------------------------


                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     REALIZED AND UNREALIZED INVESTMENT GAINS (LOSSES)

     Net realized investment gains (losses) for the periods were as follows:


------------------------------------------------------------------------------------------------------------------------------------
     FOR THE YEAR ENDED DECEMBER 31,
     ($ IN THOUSANDS)                                                                    2003              2002              2001
------------------------------------------------------------------------------------------------------------------------------------
     REALIZED
       Fixed maturities                                                                $(14,361)         $(11,185)         $ 33,061
       Other invested assets                                                              8,152           (19,423)           (4,980)
       Mortgage loans                                                                      (886)              (61)             (707)
       Other                                                                               (107)               85            (1,230)
------------------------------------------------------------------------------------------------------------------------------------
         Total realized investment gains (losses)                                      $ (7,202)         $(30,584)         $ 26,144
------------------------------------------------------------------------------------------------------------------------------------


     Changes in net unrealized investment gains (losses) that are included as accumulated other changes in equity from nonowner sources in shareholder's equity were as follows:


------------------------------------------------------------------------------------------------------------------------------------
     FOR THE YEAR ENDED DECEMBER 31,
     ($ IN THOUSANDS)                                                                     2003              2002             2001
------------------------------------------------------------------------------------------------------------------------------------
     UNREALIZED
          Fixed maturities                                                             $ 188,949          $ 91,013         $ 14,761
          Other invested assets                                                           (2,805)           22,449          (16,182)
------------------------------------------------------------------------------------------------------------------------------------
              Total unrealized investment gains (losses)                                 186,144           113,462           (1,421)

          Related taxes                                                                   65,151            39,712             (497)
------------------------------------------------------------------------------------------------------------------------------------
          Change in unrealized investment gains (losses)                                 120,993            73,750             (924)
          Balance beginning of year                                                       86,448            12,698           13,622
------------------------------------------------------------------------------------------------------------------------------------
              Balance end of year                                                      $ 207,441          $ 86,448         $ 12,698
------------------------------------------------------------------------------------------------------------------------------------


3.   REINSURANCE

     The Company uses reinsurance in order to limit losses, minimize exposure to large risks, provide additional capacity for future growth and to effect business-sharing arrangements. Reinsurance is accomplished through various plans of reinsurance, primarily yearly renewable term (YRT) coinsurance and modified coinsurance. The Company remains primarily liable as the direct insurer on all risks reinsured.

     Since 1997 the majority of UL business has been reinsured under an 80%/20% YRT quota share reinsurance program and term life business has been reinsured under a 90%/10% YRT quota share reinsurance program. Beginning in September, 2002, newly issued term life business has been reinsured under a 90%/10% coinsurance quota share reinsurance program. Maximum retention of $2.5 million is generally reached on policies in excess of $12.5 million for UL and $25.0 million for term insurance. For other plans of insurance, it is the policy of the Company to obtain reinsurance for amounts above certain retention limits on individual life policies, which limits vary with age and underwriting classification. Generally, the maximum retention on an ordinary life risk is $2.5 million.

     Total life insurance in-force ceded under reinsurance contracts was $35.0 billion and $29.3 billion at December 31, 2003 and 2002, including $4.5 million and $6.0 million, respectively to TIC. Total life

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     insurance premiums ceded were $24.9 million, $14.9 million and $11.9 million in 2003, 2002 and 2001, respectively. Ceded premiums paid to TIC were insignificant for these same periods.

     Prior to April 1, 2001, the Company also reinsured substantially all of the guaranteed minimum death benefit (GMDB) on its variable annuity product. Total variable annuity account balances with GMDB were $9.9 billion, including $5.4 billion or 55% which was reinsured, and $7.1 billion, of which $4.9 billion or 69% is reinsured at December 31, 2003 and 2002, respectively. GMDB is payable upon the death of a contractholder. When the benefit payable is greater than the account value of the variable annuity, the difference is called the net amount at risk (NAR). NAR was $887 million and $2.2 billion at December 31, 2003 and 2002, respectively. NAR included $816 million, or 92%, and $1.9 billion, or 86%, which was reinsured at December 31, 2003 and 2002, respectively.

4.   INTANGIBLE ASSETS

     The Company has two intangible, amortizable assets, DAC and the value of insurance in force. The following is a summary of capitalized DAC by product type:


                                          Traditional   Deferred
($ IN MILLIONS)                              Life        Annuity           UL             Total
---------------------------------------------------------------------------------------------------
Beginning balance
January 1, 2002                            $  47.7       $  511.5       $  255.2       $    814.4

 Commissions and expenses deferred            16.5          169.4          130.8            316.7

 Amortization expense                         (8.9)         (72.6)          (9.3)           (90.8)
 Underlying lapse and interest rate
   assumptions                                  --           29.8             --             29.8
 Amortization related to FAS 91
   reassessment                                 --           (6.0)            --             (6.0)

---------------------------------------------------------------------------------------------------
Balance December 31, 2002                     55.3          632.1          376.7          1,064.1

Commissions and expenses deferred             14.3          172.1          164.9            351.3

Amortization expense                         (10.2)        (107.6)         (18.5)          (136.3)
---------------------------------------------------------------------------------------------------
Balance December 31, 2003                  $  59.4       $  696.6       $  523.1       $  1,279.1
---------------------------------------------------------------------------------------------------


     The value of insurance in force totaled $11.7 million and $12.5 million at December 31, 2003 and 2002, respectively, and was reported in other assets. Amortization expense of value of insurance in force was insignificant for 2003, 2002 and 2001.

5.   DEPOSIT FUNDS AND RESERVES

     At December 31, 2003 and 2002, the Company had $5.6 billion and $5.0 billion of life and annuity deposit funds and reserves, respectively. Of those totals, $1.6 billion were not subject to discretionary withdrawal based on contract terms for 2003 and 2002. The remaining amounts were life and annuity products that were subject to discretionary withdrawal by the contractholders.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     Included in the amounts that are subject to discretionary withdrawal were $2.6 billion and $2.4 billion of liabilities that are surrenderable with market value adjustments. Also included are an additional $1.3 billion and $.9 billion of life insurance and individual annuity liabilities which are subject to discretionary withdrawals with an average surrender charge of 4.7% and 4.2%, respectively. The remaining $.1 billion in 2003, and $.1 billion in 2002, is surrenderable without charge. The life insurance risks would have to be underwritten again if transferred to another carrier, which is considered a significant deterrent for long-term policyholders. Insurance liabilities that are surrendered or withdrawn from the Company are reduced by outstanding policy loans and related accrued interest prior to payout.

6.   FEDERAL INCOME TAXES

     EFFECTIVE TAX RATE


($ IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31,                                                2003                  2002                   2001
------------------------------------------------------------------------------------------------------------------------------------
Income before federal income taxes                                           $ 154,048             $ 159,024             $ 176,249
Statutory tax rate                                                                  35%                   35%                   35%
------------------------------------------------------------------------------------------------------------------------------------
Expected federal income taxes                                                   53,917                55,658                61,687
Tax effect of:
     Non-taxable investment income                                             (11,626)                   --                   (36)
     Tax reserve release                                                        (7,852)                   --                    --
     Other, net                                                                    149                     4                  (562)
------------------------------------------------------------------------------------------------------------------------------------
Federal income taxes                                                         $  34,588             $  55,654             $  61,089
====================================================================================================================================
Effective tax rate                                                                  22%                   35%                   35%
------------------------------------------------------------------------------------------------------------------------------------


COMPOSITION OF FEDERAL INCOME TAXES
Current:
     United States                                                           $  72,983             $ (30,830)            $ (19,007)
     Foreign                                                                       440                  (313)                   --
------------------------------------------------------------------------------------------------------------------------------------
     Total                                                                      73,423               (31,143)              (19,007)
------------------------------------------------------------------------------------------------------------------------------------
Deferred:
     United States                                                             (38,835)               86,797                80,096
     Foreign                                                                        --                    --                    --
------------------------------------------------------------------------------------------------------------------------------------
     Total                                                                     (38,835)               86,797                80,096
------------------------------------------------------------------------------------------------------------------------------------
Federal income taxes                                                         $  34,588             $  55,654             $  61,089
====================================================================================================================================


                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     The net deferred tax liabilities at December 31, 2003 and 2002 were comprised of the tax effects of temporary differences related to the following assets and liabilities:


($ IN THOUSANDS)                                                                                       2003                  2002
------------------------------------------------------------------------------------------------------------------------------------
Deferred Tax Assets:
     Benefit, reinsurance and other reserves                                                        $ 251,017             $ 151,454
     Other                                                                                              6,496                 2,286
------------------------------------------------------------------------------------------------------------------------------------
         Total                                                                                        257,513               153,740
------------------------------------------------------------------------------------------------------------------------------------
Deferred Tax Liabilities:
     Investments, net                                                                                (117,613)              (48,363)
     Deferred acquisition costs and value of insurance in force                                      (363,670)             (303,652)
     Other                                                                                             (1,051)               (1,075)
------------------------------------------------------------------------------------------------------------------------------------
         Total                                                                                       (482,334)             (353,090)
------------------------------------------------------------------------------------------------------------------------------------
Net Deferred Tax Liability                                                                          $(224,821)            $(199,350)
------------------------------------------------------------------------------------------------------------------------------------


     TIC and its subsidiaries, including the Company, file a consolidated federal income tax return with Citigroup. Federal income taxes are allocated to each member of the consolidated group, according to a Tax Sharing Agreement (the Agreement), on a separate return basis adjusted for credits and other amounts required by the Agreement. TLAC had a $9.1 million recoverable from TIC at December 31, 2003 and a $53.6 million payable to TIC at December 31, 2002 pursuant to the Agreement.

     At December 31, 2003 and 2002, the Company had no ordinary or capital loss carryforwards.

     The policyholders' surplus account, which arose under prior tax law, is generally that portion of the gain from operations that has not been subjected to tax, plus certain deductions. The balance of this account is approximately $2.1 million. Income taxes are not provided for on this amount because under current U.S. tax rules such taxes will become payable only to the extent such amounts are distributed as a dividend or exceed limits prescribed by federal law. Distributions are not contemplated from this account. At current rates the maximum amount of such tax would be approximately $700 thousand.

7.   SHAREHOLDER'S EQUITY

     SHAREHOLDER'S EQUITY AND DIVIDEND AVAILABILITY

     The Company's statutory net income (loss) was $37.3 million, $(133.9) million and $(73.4) million for the years ended December 31, 2003, 2002 and 2001, respectively. Statutory capital and surplus was $494 million and $397 million at December 31, 2003 and 2002, respectively.

     Effective January 1, 2001, the Company began preparing its statutory basis financial statements in accordance with the National Association of Insurance Commissioners' ACCOUNTING PRACTICES AND PROCEDURES MANUAL - VERSION EFFECTIVE JANUARY 1, 2001, subject to any deviations prescribed or

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     permitted by its domicilary insurance commissioner (see Permitted Statutory Accounting Practices in Note 1). The impact of this change on statutory capital and surplus was not significant.

     The Company is currently subject to various regulatory restrictions that limit the maximum amount of dividends available to be paid to its parent without prior approval of insurance regulatory authorities. In accordance with Connecticut statutes, after reducing the Company's unassigned funds (surplus) by 25% of the change in net unrealized capital gains, the Company may not pay dividends during 2004 without prior approval of the State of Connecticut Insurance Department.

ACCUMULATED OTHER CHANGES IN EQUITY FROM NONOWNER SOURCES, NET OF TAX

Changes in each component of Accumulated Other Changes in Equity from Nonowner Sources were as follows:



                                                                                    NET                                 ACCUMULATED
                                                                                 UNREALIZED        DERIVATIVE         OTHER CHANGES
                                                                                GAIN/LOSS ON      INSTRUMENTS &      IN EQUITY FROM
                                                                                 INVESTMENT          HEDGING               NONOWNER
($ IN THOUSANDS)                                                                 SECURITIES         ACTIVITIES              SOURCES
------------------------------------------------------------------------------------------------------------------------------------
BALANCE, JANUARY 1, 2001                                                          $  13,622            $    --            $  13,622
Cumulative effect of change in accounting for derivative
    instruments and hedging activities, net of tax of $33                                --                 62                   62
Unrealized gains on investment securities,
    net of tax of $10,673                                                            19,821                 --               19,821
Less: Reclassification adjustment for gains
    included in net income, net of tax of $(11,170)                                 (20,745)                --              (20,745)
Add: Derivative instrument hedging activity gains, net of
    tax of $1,789                                                                        --              3,324                3,324
------------------------------------------------------------------------------------------------------------------------------------
PERIOD CHANGE                                                                          (924)             3,386                2,462
------------------------------------------------------------------------------------------------------------------------------------

BALANCE, DECEMBER 31, 2001                                                           12,698              3,386               16,084
Unrealized gains on investment securities, net of tax of $35,352                     65,653                 --               65,653
Add:  Reclassification adjustment for losses included in net
    income, net of tax of $4,360                                                      8,097                 --                8,097
Add:  Derivative instrument hedging activity gains, net of
    tax of $2,750                                                                        --              5,107                5,107
------------------------------------------------------------------------------------------------------------------------------------
PERIOD CHANGE                                                                        73,750              5,107               78,857
------------------------------------------------------------------------------------------------------------------------------------

BALANCE, DECEMBER 31, 2002                                                           86,448              8,493               94,941
Unrealized gains on investment securities,
    net of tax of $60,482                                                           112,322                 --              112,322
Add:  Reclassification adjustment for losses included in net
    income,  net of tax of $4,669                                                     8,671                 --                8,671
Less:  Derivative instrument hedging activity loss, net of
    tax benefits of $(845)                                                               --             (1,568)              (1,568)
------------------------------------------------------------------------------------------------------------------------------------
PERIOD CHANGE                                                                       120,993             (1,568)             119,425
------------------------------------------------------------------------------------------------------------------------------------
BALANCE, DECEMBER 31, 2003                                                        $ 207,441            $ 6,925            $ 214,366
------------------------------------------------------------------------------------------------------------------------------------


                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


8.   BENEFIT PLANS

     PENSION AND OTHER POSTRETIREMENT BENEFITS

     The Company participates in a qualified, noncontributory defined benefit pension plan, a non-qualified pension plan and other postretirement benefits to retired employees through plans sponsored by Citigroup. The Company's share of net expense for these plans was not significant for 2003, 2002 and 2001.

     401(k) SAVINGS PLAN

     Substantially all of the Company's employees are eligible to participate in a 401(k) savings plan sponsored by Citigroup. See Note 11. The Company's expenses in connection with the 401(k) savings plan were not significant in 2003, 2002 and 2001.

9.   DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE OF FINANCIAL
     INSTRUMENTS

     DERIVATIVE FINANCIAL INSTRUMENTS

     The Company uses derivative financial instruments, including financial futures, interest rate swaps, options and forward contracts, as a means of hedging exposure to foreign currency, equity price changes and/or interest rate risk on anticipated transactions or existing assets and liabilities. The Company does not hold or issue derivative instruments for trading purposes.

     The Company uses exchange traded financial futures contracts to manage its exposure to changes in interest rates that arise from the sale of certain insurance and investment products, or the need to reinvest proceeds from the sale or maturity of investments. To hedge against adverse changes in interest rates, the Company enters long or short positions in financial futures contracts, which offset asset price changes resulting from changes in market interest rates until an investment is purchased, or a product is sold. Futures contracts are commitments to buy or sell at a future date a financial instrument, at a contracted price, and may be settled in cash or through delivery.

     The Company uses equity option contracts to manage its exposure to changes in equity market prices that arise from the sale of certain insurance products. To hedge against adverse changes in the equity market prices, the Company enters long positions in equity option contracts with major financial institutions. These contracts allow the Company, for a fee, the right to receive a payment if the Standard and Poor's 500 Index falls below agreed upon strike prices.

     The Company enters into interest rate swaps in connection with other financial instruments to provide greater risk diversification and better match assets and liabilities. Under interest rate swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts calculated by reference to an agreed notional principal amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date.

     Forward contracts are used on an ongoing basis to hedge the Company's exposure to foreign currency exchange rates that result from the net investment in the Company's direct foreign currency investments. To hedge against adverse changes in exchange rates, the Company enters into contracts

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     to exchange foreign currency for U.S. Dollars with major financial institutions. These contracts cannot be settled prior to maturity. At the maturity date the Company must purchase the foreign currency necessary to settle the contracts.

     Several of the Company's hedging strategies do not qualify or are not designated as hedges for accounting purposes. This can occur when the hedged item is carried at fair value with changes in fair value recorded in earnings, the derivative contracts are used in a macro hedging strategy, the hedge is not expected to be highly effective, or structuring the hedge to qualify for hedge accounting is too costly or time consuming.

     The Company monitors creditworthiness of counterparties to these financial instruments by using criteria of acceptable risk that are consistent with on-balance-sheet financial instruments. The controls include credit approvals, limits and other monitoring procedures. Additionally, the Company enters into collateral agreements with its derivative counterparties. As of December 31, 2003 the Company held collateral under these contracts amounting to approximately $69.7million.

     The following table summarizes certain information related to the Company's hedging activities for the years ended December 31, 2003 and 2002:

                                             Year Ended          Year Ended
($ IN THOUSANDS)                         December 31, 2003    December 31, 2002
--------------------------------------------------------------------------------
Hedge ineffectiveness recognized
   related to fair value hedges                $(3,309)            $(5,215)
Hedge ineffectiveness recognized
   related to cash flow hedges                    (296)              1,141
Net gain or loss from economic
   hedges in earnings                            8,076             (13,597)

     During the year ended December 31, 2002 the Company recorded a gain of $.3 million from discontinued forecasted transactions. There was no such gain in 2003.

     Cash flow transaction amounts expected to be reclassified from accumulated other changes in equity from nonowner sources into pre-tax earnings within twelve months from December 31, 2003 is not significant.

     The Company had interest rate and equity options with fair values of $115.1 million and $161.7 million, at December 31, 2003 and 2002, respectively. Included in these amounts were $3.5 million and $4.8 million with affiliates, respectively.

     FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

     In the normal course of business, the Company issues fixed and variable rate loan commitments and has unfunded commitments to partnerships and joint ventures. All of these commitments are to unaffiliated entities. The notional values of loan commitments at December 31, 2003 and 2002 were $6.2 million and $23.9 million respectively. The notional values of unfunded commitments were $31.0 million and $35.5 million at December 31, 2003 and 2002, respectively.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     FAIR VALUE OF CERTAIN FINANCIAL INSTRUMENTS

     The Company uses various financial instruments in the normal course of its business. Certain insurance contracts are excluded by SFAS No. 107, "Disclosure about Fair Value of Financial Instruments," and therefore are not included in the amounts discussed.

     At December 31, 2003, investments in fixed maturities had a carrying value and a fair value of $5.4 billion compared with a carrying value and a fair value of $4.5 billion at December 31, 2002. See Notes 1 and 2.

     At December 31, 2003, mortgage loans had a carrying value of $135.4 million and a fair value of $147.6 million and at December 31, 2002 had a carrying value of $134.1 million and a fair value of $148.0 million. In estimating fair value, the Company used interest rates reflecting the current real estate financing market.

     The carrying values of short-term securities were $195.3 million and $475.4 million in 2003 and 2002, respectively, which approximated their fair values. Policy loans which are included in other invested assets had carrying values of $26.8 million and $27.4 million in 2003 and 2002, respectively, which also approximated their fair values.

     The carrying values of $260.6 million and $151.5 million of financial instruments classified as other assets approximated their fair values at December 31, 2003 and 2002, respectively. The carrying values of $439.2 million and $319.8 million of financial instruments classified as other liabilities also approximated their fair values at December 31, 2003 and 2002, respectively. Fair value is determined using various methods, including discounted cash flows, as appropriate for the various financial instruments.

     At December 31, 2003, contractholder funds with defined maturities had a carrying value of $2.8 billion and a fair value of $3.0 billion, compared with a carrying value of $2.7 billion and a fair value of $2.9 billion at December 31, 2002. The fair value of these contracts is determined by discounting expected cash flows at an interest rate commensurate with the Company's credit risk and the expected timing of cash flows. Contractholder funds without defined maturities had a carrying value of $677.7 million and a fair value of $527.3 million at December 31, 2003, compared with a carrying value of $605 million and a fair value of $416.2 million at December 31, 2002. These contracts generally are valued at surrender value.

10.  COMMITMENTS AND CONTINGENCIES

     LITIGATION

     In 2003, several issues in the mutual fund and variable insurance product industries have come under the scrutiny of federal and state regulators. Like many other companies in our industry, the Company has received a request for information from the Securities and Exchange Commission (SEC) and a subpoena from the New York Attorney General regarding market timing and late trading. In March 2004 the SEC requested additional information about the Company's variable product operations on market timing, late trading and revenue sharing. The Company is cooperating fully with all of these reviews and is not able to predict their outcomes.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     In the ordinary course of business, the Company is a defendant or co-defendant in various litigation matters incidental to and typical of the businesses in which it is engaged. In the opinion of the Company's management, the ultimate resolution of these legal proceedings would not be likely to have a material adverse effect on the Company's results of operations, financial condition or liquidity.

11.  RELATED PARTY TRANSACTIONS

     TIC handles banking functions, including payment of salaries and expenses for the Company and some of its non-insurance affiliates. In addition, Citigroup and certain of its subsidiaries provide investment management and accounting services, data processing services, benefit management and administration, property management and investment technology services to the Company as of December 31, 2003 and 2002. At December 31, 2001 the majority of these services were provided by either Citigroup and its subsidiaries or TPC, a former affiliate. Charges for these services are shared by the Company and TIC on cost allocation methods, based generally on estimated usage by department and were insignificant for the Company in 2003, 2002 and 2001.

     TIC maintains a short-term investment pool in which the Company participates. The position of each company participating in the pool is calculated and adjusted daily. At December 31, 2003 and 2002, the pool totaled approximately $3.8 billion and $4.2 billion, respectively. The Company's share of the pool amounted to $124.6 million and $356.0 million at December 31, 2003 and 2002, respectively, and is included in short-term securities in the balance sheet.

     At December 31, 2003 and 2002, the Company had investments in Tribeca Citigroup Investments Ltd., an affiliate of the Company, in the amounts of $25.5 million and $26.7 million, respectively. Income of $6.6 million, $1.9 million and $4.5 million was earned on these investments in 2003, 2002 and 2001, respectively. The Company also had investments in an affiliated joint venture, Tishman Speyer, in the amount of $11.8 million and $24.1 million at December 31, 2003 and 2002, respectively. Income earned on these investments in 2003 was insignificant and was $19.8 million and $8.5 million in 2002 and 2001, respectively.

     In the ordinary course of business, the Company purchases and sells securities through affiliated broker-dealers. These transactions are conducted on an arm's length basis.

     At December 31, 2003 and 2002 the Company had outstanding loaned securities to its affiliate Smith Barney (SB), a division of Citigroup Global Markets Inc., in the amount of $7.1 million and $10.2 million, respectively.

     The Company has other affiliated investments. The individual investment with any one affiliate was insignificant at December 31, 2003 and 2002.

     The Company's Travelers Target Maturity (TTM) Modified Guaranteed Annuity Contracts are subject to a limited guarantee agreement by TIC in a principal amount of up to $450 million. TIC's obligation is to pay in full to any owner or beneficiary of the TTM Modified Guaranteed Annuity Contracts principal and interest as and when due under the annuity contract to the extent that the Company fails to make such payment. In addition, TIC guarantees that the Company will maintain a minimum statutory capital and surplus level.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     The Company distributes fixed and variable annuity products through SB. Premiums and deposits related to these products were $.7 billion, $.8 billion and $1.2 billion in 2003, 2002 and 2001, respectively. The Company also markets term and universal life products through SB. Premiums related to such products were $87.5 million, $87.2 million and $74.5 million in 2003, 2002 and 2001, respectively. Commissions and fees paid to SB were $56.7 million, $57.5 million and $68.1 million in 2003, 2002 and 2001, respectively.

     The Company also distributes deferred annuity products through its affiliates Primerica Financial Services (PFS), CitiStreet Retirement Services, a division of CitiStreet LLC, (together with its subsidiaries, CitiStreet) and Citibank, N.A. (Citibank). Deposits received from PFS were $628 million, $662 million and $738 million in 2003, 2002 and 2001, respectively. Commissions and fees paid to PFS were $52.4 million, $47.1 million and $51.6 million in 2003, 2002 and 2001, respectively.

     Deposits from Citibank and CitiStreet were $162 million and $82 million respectively, for 2003, $117 million and $184 million, respectively, for 2002, and $166 million and $136 million, respectively, for 2001. Commissions and fees paid to Citibank and CitiStreet were $12.4 million and $2.3 million, respectively, in 2003, $7.2 million and $2.6 million, respectively, in 2002 and $9.8 million and $2.9 million, respectively, in 2001.

     The Company participates in a stock option plan sponsored by Citigroup that provides for the granting of stock options in Citigroup common stock to officers and other employees. To further encourage employee stock ownership, Citigroup introduced the WealthBuilder stock option program during 1997 and the Citigroup Ownership Program in 2001. Under these programs, all employees meeting established requirements have been granted Citigroup stock options. During 2001, Citigroup introduced the Citigroup 2001 Stock Purchase Program for new employees, which allowed eligible employees of Citigroup, including the Company's employees, to enter into fixed subscription agreements to purchase shares at the market value on the date of the agreements. During 2003 Citigroup introduced the Citigroup 2003 Stock Purchase Program, which allowed eligible employees of Citigroup, including the Company's employees, to enter into fixed subscription agreements to purchase shares at the lesser of the market value on the first date of the offering period or the market value at the close of the offering period. Enrolled employees are permitted to make one purchase prior to the expiration date. The Company's charge to income for these plans was insignificant in 2003, 2002 and 2001.

     Prior to the IPO of TPC, most leasing functions for TIC and its subsidiaries, including the Company, were handled by its property-casualty insurance affiliates. Rent expense related to these leases was shared by the companies on a cost allocation method based generally on estimated usage by department. In 2002, TIC sold its home office buildings in Hartford, Connecticut and now leases space from a third party. The Company's rent expense was insignificant in 2003, 2002 and 2001.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


12.  RECONCILIATION OF NET INCOME TO NET CASH USED IN OPERATING
     ACTIVITIES

     The following table reconciles net income to net cash used in operating activities:


------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31,
($ IN THOUSANDS)                                                                     2003                2002                2001
------------------------------------------------------------------------------------------------------------------------------------
Net Income                                                                        $ 119,460           $ 103,370           $ 115,160
     Adjustments to reconcile net income to cash used in operating activities:
         Realized (gains) losses                                                      7,202              30,584             (26,144)
         Deferred federal income taxes                                              (38,835)             86,797              80,096
         Amortization of deferred policy acquisition costs                          136,310              66,972              89,475
         Additions to deferred policy acquisition costs                            (351,310)           (316,721)           (324,277)
         Investment income accrued                                                  (36,834)            (35,133)            (39,875)
         Insurance reserves                                                         (16,138)             (9,000)            (14,382)
         Other                                                                      (44,755)             72,190              11,398
------------------------------------------------------------------------------------------------------------------------------------
         Net cash used in operations                                              $(224,900)          $    (941)          $(108,549)
------------------------------------------------------------------------------------------------------------------------------------


                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                          INDEPENDENT AUDITORS' REPORT



The Board of Directors and Shareholder
The Travelers Life and Annuity Company:

Under date of February 26, 2004, we reported on the balance sheets of The Travelers Life and Annuity Company as of December 31, 2003 and 2002, and the related statements of income, changes in shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 2003, which are included in the Form 10-K. In connection with our audits of the aforementioned financial statements, we also audited the related financial statement schedules as listed in the accompanying index. These financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statement schedules based on our audits.

In our opinion, such financial statement schedules, when considered in relation to the basic financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 1 to the financial statements, the Company changed its methods of accounting for goodwill and intangible assets in 2002 and for derivative instruments and hedging activities and for securitized financial assets in 2001.

/s/KPMG LLP

Hartford, Connecticut
February 26, 2004

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                                   SCHEDULE I
       SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES
                                DECEMBER 31, 2003
                                ($ IN THOUSANDS)


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   AMOUNT SHOWN IN
TYPE OF INVESTMENT                                                                     COST              VALUE     BALANCE SHEET (1)
------------------------------------------------------------------------------------------------------------------------------------
Fixed Maturities:
     Bonds:
         U.S. Government and government agencies and
         authorities                                                                $  624,596         $  637,700         $  637,700
         States, municipalities and political subdivisions                              52,867             59,018             59,018
         Foreign governments                                                            57,656             60,959             60,959
         Public utilities                                                              346,616            377,238            377,238
         Convertible bonds and bonds with warrants attached                             20,734             24,014             24,014
         All other corporate bonds                                                   3,927,226          4,192,150          4,192,150
------------------------------------------------------------------------------------------------------------------------------------
              Total Bonds                                                            5,029,695          5,351,079          5,351,079

     Redeemable Preferred Stocks                                                         4,083              6,146              6,146
------------------------------------------------------------------------------------------------------------------------------------
         Total Fixed Maturities                                                      5,033,778          5,357,225          5,357,225
------------------------------------------------------------------------------------------------------------------------------------

Equity Securities:
     Common Stocks:
         Industrial, miscellaneous and all other                                         1,645              1,739              1,739
------------------------------------------------------------------------------------------------------------------------------------
              Total Common Stocks                                                        1,645              1,739              1,739

     Non-Redeemable Preferred Stocks                                                     6,608              6,568              6,568
------------------------------------------------------------------------------------------------------------------------------------
         Total Equity Securities                                                         8,253              8,307              8,307
------------------------------------------------------------------------------------------------------------------------------------

Mortgage Loans                                                                         135,347                               135,347
Policy Loans (4)                                                                        26,827                                26,827
Short-Term Securities                                                                  195,279                               195,279
Other Investments (2) (3)                                                              289,599                               287,168
------------------------------------------------------------------------------------------------------------------------------------
         Total Investments                                                          $5,689,083                            $6,010,153
====================================================================================================================================


(1) Determined in accordance with methods described in Notes 1 and 2 of Notes to Financial Statements.

(2) Excludes cost and carrying value of investments in related parties of $75,313 and $76,349, respectively.

(3) Includes derivatives marked to market and recorded at fair value in the balance sheet.

(4)  Included in other invested assets on balance sheet.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                                  SCHEDULE III
                       SUPPLEMENTARY INSURANCE INFORMATION
                                    2001-2003
                                    ---------
                                ($ IN THOUSANDS)



------------------------------------------------------------------------------------------------------------------------------------

                             FUTURE POLICY                                     BENEFITS,       AMORTIZATION OF
                             BENEFITS, LOSSES,                 NET             CLAIMS, LOSSES  DEFERRED POLICY  OTHER
          DEFERRED POLICY    CLAIMS AND LOSS    PREMIUM        INVESTMENT      AND SETTLEMENT  ACQUISITION      OPERATING   PREMIUMS
         ACQUISITION COSTS   EXPENSES (1)       REVENUE        INCOME          EXPENSES (2)    COSTS            EXPENSES    WRITTEN
------------------------------------------------------------------------------------------------------------------------------------
2003        $1,279,118        $5,609,517        $40,866        $356,463        $306,681        $136,310         $49,288     $40,866

2002        $1,064,118        $5,031,775        $42,893        $311,946        $275,123        $ 66,972         $32,352     $42,893

2001        $  814,369        $3,665,426        $39,222        $251,054        $214,722        $ 89,475         $23,404     $39,222


(1)  Includes contractholder funds.

(2)  Includes interest credited on contractholder funds.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                                   SCHEDULE IV
                                   REINSURANCE
                                ($ IN THOUSANDS)


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       PERCENTAGE
                                                                        CEDED TO        ASSUMED FROM                    OF AMOUNT
                                                    GROSS                 OTHER             OTHER                       ASSUMED TO
                                                    AMOUNT              COMPANIES         COMPANIES       NET AMOUNT       NET
------------------------------------------------------------------------------------------------------------------------------------
2003
----

Life Insurance In Force                            $43,671,192          $34,973,161          $--          $8,698,031        --%
Premiums:
     Annuity                                       $     3,696          $        --          $--          $    3,696
     Individual life                                    62,034               24,864           --              37,170
                                                   -----------          -----------          ---          ----------
         Total Premiums                            $    65,730          $    24,864          $--          $   40,866        --%
                                                   ===========          ===========          ===          ==========

2002
----

Life Insurance In Force                            $35,807,212          $29,261,075          $--          $6,546,137        --%
Premiums:
     Annuity                                       $     4,515          $        --          $--          $    4,515
     Individual Life                                    53,310               14,932           --              38,378
                                                   -----------          -----------          ---          ----------
         Total Premiums                            $    57,825          $    14,932          $--          $   42,893        --%
                                                   ===========          ===========          ===          ==========

2001
----

Life Insurance In Force                            $28,793,622          $23,818,768          $--          $4,974,854        --%
Premiums:
     Annuity                                       $     3,319          $        --          $--          $    3,319
     Individual life                                    47,826               11,923           --              35,903
                                                   -----------          -----------          ---          ----------
         Total Premiums                            $    51,145          $    11,923          $--          $   39,222        --%
                                                   ===========          ===========          ===          ==========


                        PREMIER ADVISERS - ASSET MANAGER
                               PREMIER ADVISERS L


                       STATEMENT OF ADDITIONAL INFORMATION


           THE TRAVELERS SEPARATE ACCOUNT EIGHT FOR VARIABLE ANNUITIES








                      INDIVIDUAL VARIABLE ANNUITY CONTRACT
                                    ISSUED BY




                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                                  ONE CITYPLACE
                        HARTFORD, CONNECTICUT 06103-3415







L-21259S                                                                May 2004

                                     PART C

                                OTHER INFORMATION


ITEM 24.      FINANCIAL STATEMENTS AND EXHIBITS


(a) The financial statements of the Registrant and the Report of Independent Auditors thereto are contained in the Registrant's Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include:

       Statement of Assets and Liabilities as of December 31, 2003
       Statement of Operations for the year ended December 31, 2003
       Statement of Changes in Net Assets for the years ended December 31, 2003 and 2002
       Statement of Investments as of December 31, 2003
       Notes to Financial Statements

       The financial statements and schedules of The Travelers Life and Annuity Company and the report of Independent Auditors, are contained in the Statement of Additional Information. The financial statements of The Travelers Life and Annuity Company include:

       Statements of Income for the years ended December 31, 2003, 2002 and 2001 Balance Sheets as of December 31, 2003 and 2002
       Statements of Changes in Retained Earnings and Accumulated Other Changes in Equity from Non-Owner Sources for the years ended December 31, 2003, 2002 and 2001
       Statements of Cash Flows for the years ended December 31, 2003, 2002 and 2001
       Notes to Financial Statements

(b)    Exhibits

     EXHIBIT
      NUMBER      DESCRIPTION
      ------      -----------

       1. Resolution of The Travelers Life and Annuity Company Board of Directors authorizing the establishment of the Registrant. (Incorporated herein by reference to Exhibit No. 1 to the Registration Statement on Form N-4, filed July 30, 1998.)

       2.         Not Applicable.

       3(a). Distribution and Principal Underwriting Agreement among the Registrant, The Travelers Life and Annuity Company and Travelers Distribution LLC (Incorporated herein by reference to Exhibit 3(a) to the Registration Statement on Form N-4, File No. 333-58809 filed February 26, 2001.)

       3(b) Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to Post-Effective Amendment No. 2 the Registration Statement on Form N-4, File No. 333-65942 filed April 15, 2003.)

       4. Variable Annuity Contract. (Incorporated herein by reference to Exhibit 4 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-60215 filed November 9, 1998)

       5. Application. (Incorporated herein by reference to Exhibit 5 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-60215 filed November 9, 1998)

       6(a) Charter of The Travelers Life and Annuity Company, as amended on April 10, 1990. (Incorporated herein by reference to Exhibit 6(a) to the Registration Statement on Form N-4, File No. 333-40191, filed November 13, 1998.)

       6(b) By-Laws of The Travelers Life and Annuity Company, as amended on October 20, 1994. (Incorporated herein by reference to Exhibit 6(b) to the Registration Statement on Form N-4, File No. 333-40191, filed November 13, 1998.)

       7. Specimen Reinsurance Agreement. (Incorporated herein by reference to Exhibit 7 to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-65942, filed April 15, 2003.)

       8. Participation Agreements. (Incorporated herein by reference to Exhibit h to Post-Effective Amendment No. 5 to the Registration Statement on Form N-6, File No. 333-69773 filed February 19, 2003.)

       9. Opinion of Counsel as to the legality of securities being registered. (Incorporated herein by reference to Exhibit No. 9 to the Registration Statement on Form N-4, filed July 30, 1998.)

      10          Consent of KPMG LLP, Independent Auditors. Filed herewith.

      11.         Not applicable.

      12.         Not applicable.

      15.         Powers of Attorney authorizing Ernest J. Wright or Kathleen A.
                  McGah as signatory for George C. Kokulis, Katherine M. Sullivan and Glenn D. Lammey. (Incorporated herein by reference to Exhibit No. 15(b) to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, filed April 17, 2000.)

                  Powers of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Glenn D. Lammey, Marla Berman Lewitus and William R. Hogan. (Incorporated herein by reference to Exhibit No. 15 to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, filed April 11, 2001.)

                  Powers of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Kathleen A. Preston. (Incorporated herein by reference to Exhibit 15 to Post-Effective Amendment No.4 to the Registration Statement on Form N-4, File No. 333-60215 filed April 25, 2002.)


ITEM 25.      DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME AND PRINCIPAL                             POSITIONS AND OFFICES
BUSINESS ADDRESS                               WITH INSURANCE COMPANY
----------------                               ----------------------

George C. Kokulis*                             Director, Chairman, President and Chief Executive Officer

Glenn D. Lammey*                               Director, Senior Executive Vice President, Chief Financial Officer,
                                               Chief Accounting Officer

Kathleen L. Preston*                           Director and Executive Vice President

Edward W. Cassidy*                             Senior Vice President

Winnifred Grimaldi*                            Senior Vice President

Marla Berman Lewitus*                          Director, Senior Vice President and General Counsel

Brendan Lynch*                                 Senior Vice President

David A. Tyson*                                Senior Vice President

David A. Golino*                               Vice President and Controller

Donald R. Munson, Jr.*                         Vice President

Mark Remington*                                Vice President

Tim W. Still*                                  Vice President

Bennett Kleinberg*                             Vice President

Dawn Fredette*                                 Vice President

George E. Eknaian*                             Vice President and Chief Actuary

Linn K. Richardson*                            Second Vice President and Actuary

Paul Weissman*                                 Second Vice President and Actuary

Ernest J.Wright*                               Vice President and Secretary

Kathleen A. McGah*                             Assistant Secretary and Deputy General Counsel

Principal Business Address:

*   The Travelers Insurance Company
    One Cityplace
    Hartford, CT  06103-3415

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Incorporated herein by reference to Exhibit 16 to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4, File No. 333-82009, filed April 14, 2004.

ITEM 27.      NUMBER OF CONTRACT OWNERS

As of February 29, 2004, 1,132 Contract Owners held qualified and non-qualified contracts offered by the Registrant.

ITEM 28.      INDEMNIFICATION

Sections 33-770 to 33-778, inclusive of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.

Citigroup Inc. also provides liability insurance for its directors and officers and the directors and officers of its subsidiaries, including the Registrant. This insurance provides for coverage against loss from claims made against directors and officers in their capacity as such, including, subject to certain exceptions, liabilities under the federal securities laws.

RULE 484 UNDERTAKING

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.      PRINCIPAL UNDERWRITER

(a)    Travelers Distribution LLC
       One Cityplace
       Hartford, CT 06103

Travelers Distribution LLC also serves as principal underwriter and distributor for the following funds:

The Travelers Fund U for Variable Annuities, The Travelers Fund VA for Variable Annuities, The Travelers Fund BD for Variable Annuities, The Travelers Fund BD II for Variable Annuities, The The Travelers Fund BD III for Variable Annuities, Travelers Fund BD IV for Variable Annuities, The Travelers Fund ABD for Variable Annuities, The Travelers Fund ABD II for Variable Annuities. The Travelers Separate Account PF for Variable Annuities, The Travelers Separate Account PF II for Variable Annuities, The Travelers Separate Account QP for Variable Annuities, The Travelers Separate Account TM for Variable Annuities, The Travelers Separate Account TM II for Variable Annuities, The Travelers Separate Account Five for Variable Annuities, The Travelers Separate

Account Six for Variable Annuities, The Travelers Separate Account Seven for Variable Annuities, The Travelers Separate Account Nine for Variable Annuities, The Travelers Separate Account Ten for Variable Annuities, The Travelers Fund UL for Variable Life Insurance, The Travelers Fund UL II for Variable Life Insurance, The Travelers Fund UL III for Variable Life Insurance, The Travelers Variable Life Insurance Separate Account One, The Travelers Variable Life Insurance Separate Account Two, The Travelers Variable Life Insurance Separate Account Three, The Travelers Variable Life Insurance Separate Account Four, The Travelers Separate Account MGA, The Travelers Separate Account MGA II, The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, The Travelers Timed Growth and Income Stock Account for Variable Annuities, The Travelers Timed Short-Term Bond Account for Variable Annuities and The Travelers Timed Aggressive Stock Account for Variable Annuities, Citicorp Life Variable Annuity Separate Account and First Citicorp Life Variable Annuity Separate Account, TIC Separate Account Eleven for Variable Annuities, TLAC Separate Account Twelve for Variable Annuities, TIC Separate Account Thirteen for Variable Annuities, TLAC Separate Account Fourteen for Variable Annuities, TIC Variable Annuity Separate Account 2002, and TLAC Variable Annuity Separate Account 2002.

(b)     NAME AND PRINCIPAL                 POSITIONS AND OFFICES
        BUSINESS ADDRESS                   WITH UNDERWRITER
        ----------------                   ----------------

        Kathleen L. Preston                Board of Manager

        Glenn D. Lammey                    Board of Manager

        William F. Scully III              Board of Manager

        Donald R. Munson, Jr.              Board of Manager, President, Chief Executive Officer and Chief Operating
                                           Officer

        Tim W. Still                       Vice President

        Anthony Cocolla                    Vice President

        John M. Laverty                    Treasurer and Chief Financial Officer

        Stephen E. Abbey                   Chief Compliance Officer

        Alison K. George                   Director and Chief Advertising Compliance Officer

        Stephen T. Mullin                  Chief Compliance Officer

        Ernest J. Wright                   Secretary

        Kathleen A. McGah                  Assistant Secretary

        William D. Wilcox                  Assistant Secretary

* The business address for all the above is: One Cityplace, Hartford, CT 06103-3415.

(c)    Not Applicable

ITEM 30.      LOCATION OF ACCOUNTS AND RECORDS

(1)    The Travelers Life and Annuity Company
       One Cityplace
       Hartford, Connecticut  06103-3415

ITEM 31.      MANAGEMENT SERVICES

Not Applicable.

ITEM 32.      UNDERTAKINGS

The undersigned Registrant hereby undertakes:

The undersigned Registrant hereby undertakes:

(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;

(b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents:

(a) That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to this registration statement and has caused this amendment to this registration statement to be signed on its behalf, in the City of Hartford, and State of Connecticut, on this 29th day of April, 2004.



           THE TRAVELERS SEPARATE ACCOUNT EIGHT FOR VARIABLE ANNUITIES
                                  (Registrant)


                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                                   (Depositor)




                                By: *GLENN D. LAMMEY
                                    --------------------------------------------
                                    Glenn D. Lammey, Chief Financial Officer,
                                    Chief Accounting Officer



As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 29th day of April 2004.




*GEORGE C. KOKULIS                      Director, President and Chief Executive
-----------------------------------     Officer (Principal Executive Officer)
(George C. Kokulis)


*GLENN D. LAMMEY                        Director, Chief Financial Officer, Chief
-----------------------------------     Accounting Officer (Principal Financial
(Glenn D. Lammey)                       Officer)


*MARLA BERMAN LEWITUS                   Director
-----------------------------------
(Marla Berman Lewitus)


*KATHLEEN L. PRESTON                    Director
-----------------------------------
(Kathleen L. Preston)



*By:  /s/Ernest J. Wright, Attorney-in-Fact

                                  EXHIBIT INDEX

  EXHIBIT NO.    DESCRIPTION                                    METHOD OF FILING
  -----------    -----------                                    ----------------
      10.        Consent of KPMG LLP, Independent Auditors.     Electronically